                   PACIFIC HORIZON INTERNATIONAL EQUITY FUND
                               SEMI-ANNUAL REPORT
                                August 31, 1998

                           International Equity Fund

                               Investing For All
                             The Times Of Your Life

                                NOT FDIC INSURED

                 PACIFIC  HORIZON  INTERNATIONAL  EQUITY  FUND

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                             Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,           NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN              FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE          INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

          ..................................

                                                   Contents

                                      FUND FACTS                       2-3
                                      UNDERSTANDING YOUR SHAREHOLDER
                                        REPORT                         4-6
                                      ECONOMIC REVIEW FROM THE
                                        INVESTMENT ADVISER             8-9
                                      SHAREHOLDER VOTING RESULTS       10-12
                                      PACIFIC HORIZON INTERNATIONAL
                                        EQUITY FUND
                                      PORTFOLIO OF INVESTMENTS         13-17
                                      STATEMENT OF ASSETS
                                        AND LIABILITIES                18
                                      STATEMENT OF OPERATIONS          19
                                      STATEMENTS OF CHANGES
                                        IN NET ASSETS                  20
                                      NOTES TO FINANCIAL
                                           STATEMENTS                  21-30
                                      FINANCIAL HIGHLIGHTS             31-33

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others such as the money market funds, strive to maintain a stable net asset value but offer no growth potential.

---------------------------------------------------------------------------
            FUND NAME                        INVESTMENT OBJECTIVE
---------------------------------------------------------------------------
 International Equity               Long-Term Capital Growth
 ...........................................................................
 Aggressive Growth                  Maximum Capital Appreciation
 ...........................................................................
 Blue Chip                          Long-Term Capital Appreciation
 ...........................................................................
 Capital Income                     Total Investment Return
 ...........................................................................
 Asset Allocation                   Long-Term Growth
 ...........................................................................
 Flexible Income                    High Current Income
 (formerly Corporate Bond)
 ...........................................................................
 Intermediate Bond                  Income and Capital Appreciation
 ...........................................................................
 U.S. Government Securities         High Level of Current Income
 ...........................................................................
 Short-Term Government              High Current Income with Relative
                                    Stability of Principal
 ...........................................................................
 National Municipal Bond*           High Level of Federal Tax-Free
                                    Current Income
 ...........................................................................
 California Municipal Bond          High Level of Federal and California
 (formerly California Tax-Exempt    Tax-Free Current Income
 Bond)*
 ...........................................................................
 Money Market Funds+                High Current Income Plus Principal
 - Prime                            Stability
 - Treasury
 - Government
 - Treasury Only
 ...........................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                 High Level of Federal Tax-Free Current
                                    Income Plus Principal Stability
 - California Tax-Exempt Money      High Level of Federal and California
   Market                           Tax-Free Current Income Plus Principal
                                    Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your Investment Specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

---------------------------------------------------------------------------
PORTFOLIO CONSISTS PRIMARILY OF...    APPROPRIATE FOR INVESTORS WHO SEEK
---------------------------------------------------------------------------
 Foreign Equity Securities          Diversification into foreign equity
                                    markets with associated risk.
 ...........................................................................
 Small Capitalization Stocks        Higher-than-average long-term growth
                                    potential with higher-than-average
                                    risk.
 ...........................................................................
 Blue Chip Stocks                   Long-term growth potential from
                                    investments in the stocks of
                                    well-established companies.
 ...........................................................................
 Convertible Bonds and Convertible  Combined potential for current income
 Preferred Stocks                   and capital appreciation.
 ...........................................................................
 Stocks, Bonds and Cash             Long-term growth potential and current
 Equivalents                        income from stocks and bonds.
 ...........................................................................
 Investment-Grade Corporate Debt    High monthly income potential with
                                    reasonable investment risk.
 ...........................................................................
 Investment-Grade Corporate and     Regular monthly income from a
 U.S. Government Securities         diversified portfolio of
                                    investment-grade securities.
 ...........................................................................
 GNMAs and Other U.S. Government    High monthly income potential and low
 Securities                         credit risk.
 ...........................................................................
 U.S. Government and Government     Monthly income and relative stability
 Agency Securities                  of investment.
 ...........................................................................
 Investment-Grade Municipal Debt    Monthly tax-free income.
 Securities
 ...........................................................................
 Investment-Grade California        High monthly double tax-free income.
 Municipal Securities
 ...........................................................................
 High-Quality Corporate and/or      A flexible, convenient way to manage or
 U.S. Government Short-Term         accumulate cash while waiting for other
 Obligations                        investment opportunities.
 ...........................................................................
 Short-Term Municipal Obligations   A tax-free way to manage or accumulate
                                    cash while waiting for other investment
                                    opportunities.
 ...........................................................................
 Short-Term California Municipal    A tax-free way to manage or accumulate
 Obligations                        cash while waiting for other investment
                                    opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The Financial Statements and Financial Highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

The FUND OVERVIEW AND
INTERVIEW WITH YOUR INVESTMENT
MANAGER enables you to gain
insight into the Fund's
investments and learn more
about the Fund manager's
strategies.

[3 Sample Pages]

                            Because a picture or chart can help clarify the text, the investment management team may have illustrated the most important features of the Fund. The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.
[Chart Page]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                  NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

[SAMPLE PAGE]

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

[SAMPLE PAGE]

 The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS

[SAMPLE PAGE]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The global financial crisis has dominated the economic news in recent months. There are renewed fears that the effect of the Asian currency crisis is spreading to other economies in the world, including North and South America. The Russian Ruble has experienced a sharp decline as debate continues regarding political and economic changes. The pace of economic reform in Japan has been alarmingly slow, with the recent interest rate reduction reflecting only the first significant action taken in this regard. Markets in Canada and Mexico continue to reflect concerns relating to commodities. Moreover, investors have become increasingly concerned about the sustainability of U.S. corporate profits, resulting in a significant decline in the U.S. equity markets. The current global economic crisis is generating greater concern, as it increasingly affects a larger number of key American trading partners.

The U.S. economy has been affected both positively and negatively by the global financial crisis. Low interest and inflation rates have stimulated domestic demand for housing, autos and other consumer goods. However, manufacturing activity is slowing, particularly in trade exports, and cutbacks have been made in production and personnel within some industries. The Gross Domestic Product ("GDP") rose at a 1.8%(1) rate in the second quarter, below the first quarter's 5.5%(1) growth rate, reflecting the deterioration in the trade balance and a slowdown in business investment in equipment and inventories. While the U.S. economy remains strong in the third quarter, it is no longer immune from the effects of the crisis. Additionally, prospects for U.S. growth and corporate profits are less secure.

Economic reports continue to indicate that inflation is under control in manufacturing and consumer-related areas. The prices paid to U.S. factories, farmers and other producers (as measured by the Producer Price Index "PPI") fell 0.4%(1) in August, the largest drop in seven months. In the first eight months of 1998, consumer prices rose at an annual rate of 1.6%(1), which is the same as the first eight months of 1997. Inflation has remained innocuous as weakening economies in Asia have depressed commodity prices and the cost of goods imported into the U.S.

In a departure from the recent past, it appears that the Federal Reserve Board (the "Fed") now has a higher level of anxiety about the outlook for the global economy and is becoming more concerned about the increasing risks of slowing economic growth rather than the dangers of rising inflation. In a recent speech, Fed Chairman Alan Greenspan hinted that the Fed might consider lowering interest rates if it becomes increasingly likely that the Asian currency crisis will spread to the U.S. economy. Although the Federal Open Market Committee ("FOMC") left the Fed Funds' target interest rate unchanged at 5.50% at the most recent FOMC meeting held in August; some analysts now expect a reduction in rates sometime soon.

The main benefactor of the global financial uncertainty has clearly been the U.S. Treasury market. U.S. Treasuries have replaced gold as the safe haven of choice, as many investors are reaping the financial rewards of owning these types of securities. On July 17, the day that the equity markets peaked, the Treasury 10-year note had a closing yield of approximately 5.5%(1). As of August 31, the yield on this note was 4.97%(1). The fixed income markets now reflect expectations of an interest rate reduction, as evidenced by the entire Treasury yield curve trading below 5.50%.

The turmoil in overseas markets, the decline in commodity prices, and the global competition from cheaper imports have also caused the credit sectors to widen appreciably against Treasuries. Credit risk is now at a heightened level, as the expectation of lower profit prospects has become more apparent to investors. Additional downward revisions to corporate earnings estimates will put further pressure on corporate spreads until the economic situation begins to improve in Asia.

The Standard & Poor's 500 stock index ("S&P 500") fell 8.0%(2) on a total return basis during the 6-month period ended August 31. While the stocks of large, name-brand companies have been battered during the month of August, smaller company stocks have been hit even harder. The S&P 500 declined 19%(2) from its high on July 17 and the Russell 2000 Index dropped 30%(3) from its high recorded in April. Year-to-date, the performance disparity has been even larger between large cap and small cap stocks. Since the beginning of the year, the S&P 500 is down 0.4%(2) and the Russell 2000 Index has dropped 22.1%(3), constituting a spread of 21.7 percentage points.

Investors are becoming increasingly concerned about the sustainability of U.S. corporate profits. Investors had been willing to pay record-high valuations for stocks because interest rates were low, inflation was under control and economies around the world were expanding. Not only are the developed Asian countries faltering, but the economic turmoil has also extended to Russia and several emerging market countries. So far, the U.S. market has been fairly well insulated from the economic problems overseas, but U.S. companies are now beginning to feel the negative impact from depressed overseas business conditions. Investor confidence in a continued economic expansion will not occur until Asia and Russia implement appropriate measures to rectify their economic and political problems.

LOOKING FORWARD

The U.S. government is still expected to post a budget surplus when the fiscal year ends on September 30. Rising incomes, low unemployment and stock market gains earlier in the year have generated abundant tax collections. Reduced government spending has also contributed to decreasing interest payments on government debt.

The outlook for the remainder of 1998 is unclear. We continue to believe that the economic impact from Asia will be moderate, with the U.S. economy slowing, but sustaining a near normal growth rate of 2.5% in the third quarter. Just as the market was overly optimistic at the beginning of the summer, we suspect that the markets' current doldrums are too extreme.

Sincerely,
/s/ Kirk Hartman
Kirk Hartman
Chief Investment Officer
Fixed Income Management
---------------

 (1) Source - Bloomberg, 1998.

 (2) Source - Bloomberg, 1998. The S&P 500 Index is an index that is representative of the large capitalization U.S. equity market as a whole and cannot be invested in directly.

 (3) Source - Bloomberg, 1998. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole and cannot be invested in directly.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Results (Unaudited) of Annual Meeting of Shareholders
Convened on June 19, 1998
Reconvened on June 26, 1998 and July 1,
1998 Reconvened and Adjourned on July 20, 1998
--------------------------------------------------------------------------------

    The Annual Meeting of Shareholders of Pacific Horizon Funds, Inc. (the "Company") was convened on June 19, 1998, reconvened on June 26, 1998 and July 1, 1998, and reconvened and adjourned on July 20, 1998. The Funds of the Company are: Aggressive Growth Fund, Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund (formerly California Tax-Exempt Bond Fund), California Tax-Exempt Money Market Fund, Capital Income Fund, Flexible Income Fund (formerly Corporate Bond Fund), Government Fund, Intermediate Bond Fund, International Equity Fund, National Municipal Bond Fund, Prime Fund, Short-Term Government Fund, Tax-Exempt Money Fund, Treasury Fund, Treasury Only Fund, and U.S. Government Securities Fund. The Annual Meeting was held in order to vote on the following purposes:

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   1.      To elect Messrs. Edward S. Bottum, William P. Carmichael,
           Thomas M. Collins, Douglas B. Fletcher, Robert E. Greeley,
           and Cornelius J. Pings, Directors of the Company;
   2.      With respect to each Fund except the Blue Chip and
           Intermediate Bond Funds, to approve or disapprove a new
           Investment Advisory Agreement between the Company and Bank of America NT&SA;
   3.      With respect to the International Equity Fund, to approve or disapprove a new Sub-Advisory Agreement between Bank of
           America NT&SA and Wellington Management Company, LLP;
   4.      To approve or disapprove an amendment to the Company's
           Charter;
   5.      To approve or disapprove changes to the following
           fundamental investment limitations of each Fund of the
           Company:
           a) limitation on underwriting of securities;
           b) limitation on real estate transactions;
           c) limitation on commodity transactions;
           d) limitation on industry concentration;
           e) limitation on lending;
           f) limitation on borrowing and issuance of senior
           securities; and
           g) limitation on issuer concentration
   6.      To approve or disapprove certain changes to the following
           fundamental investment policies and limitations, including a change to make all of such policies and limitations
           non-fundamental:
           a) with respect to each Fund, the limitation on short sales and purchasing securities on margin;

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
           b) with respect to the National Municipal Bond, Aggressive
           Growth, California Municipal Bond, Prime, Treasury and
           California Tax-Exempt Money Market Funds, the limitation on purchasing securities of companies for the purpose of
           exercising control;
           c) with respect to each Fund except the Government and
           Treasury Only Funds, the limitation on purchasing securities of other investment companies;
           d) with respect to each Fund except the Aggressive Growth,
           Short-Term Government, Prime, Treasury, Government and
           Treasury Only Funds, the limitation on put, call, straddle and spread transactions;
           e) with respect to each Fund except the National Municipal
           Bond, International Equity, Flexible Income, Short-Term
           Government and California Tax-Exempt Money Market Funds, the
           limitation on illiquid securities;
           f) with respect to the Intermediate Bond, Blue Chip and
           Asset Allocation Funds, the limitation on transactions in
           certain securities by Board members;
           g) with respect to the U.S. Government Securities, Capital
           Income, California Municipal Bond and California Tax-Exempt
           Money Market Funds, the limitation on unseasoned issuers;
           h) with respect to the Aggressive Growth Fund, the policy on investment in equity securities;
           i) with respect to the U.S. Government Securities Fund, the policy with respect to investment in certificates of the
           Government National Mortgage Association;
           j) with respect to the Capital Income Fund, the policy with respect to investment in convertible securities;
           k) with respect to the California Municipal Bond Fund, the policy with respect to investment in California municipal
           securities;
           l) with respect to the Tax-Exempt Money Fund, the policy
           with respect to investment in municipal securities; and
           m) with respect to the California Tax-Exempt Money Market
           Fund, the policy with respect to investment in California
           municipal securities;
   7.      To approve or disapprove a change in the fundamental
           investment objective to a non-fundamental investment
           objective of the following Funds: National Municipal Bond,
           International Equity, Flexible Income, Intermediate Bond,
           Blue Chip, Asset Allocation, Aggressive Growth, U.S.
           Government Securities, Capital Income, California Municipal
           Bond, Short-Term Government, Prime, Treasury, Tax-Exempt
           Money and California Tax-Exempt Money Market Funds;
   8.      To approve or disapprove a new fundamental investment
           limitation of the Prime Fund with regard to its industry
           concentration;
   9.      To ratify or reject the selection of PricewaterhouseCoopers
           LLP as the Company's independent accountants for the fiscal year ending February 28, 1999; and
  10.      The transaction of such other business as may properly come before the meeting or any adjournment.

    At the adjournment of the annual meeting on July 20, 1998, the voting results for each proposal were as follows:

PACIFIC HORIZON FUNDS, INC. -- ALL FUNDS

                                  TOTAL SHARES           TOTAL                                                ABSTAIN/
                                   OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                                -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 1                      16,453,350,969.00   8,803,335,110.00
 EDWARD S. BOTTUM                                                      8,469,012,940.00        None        334,322,170.00
 WILLIAM P. CARMICHAEL                                                 8,468,803,120.00        None        334,531,990.00
 THOMAS M. COLLINS                                                     8,472,897,540.00        None        330,437,570.00
 DOUGLAS B. FLETCHER                                                   8,473,089,329.00        None        330,245,781.00
 ROBERT E. GREELEY                                                     8,475,491,285.00        None        327,843,225.00
 CORNELIUS J. PINGS                                                    8,473,521,034.00        None        329,806,076.00
PROPOSAL 4                      16,453,350,969.00   8,803,335,110.00   7,332,890,744.00   502,659,743.00   373,195,844.00
PROPOSAL 9                      16,453,350,969.00   8,803,335,091.00   8,429,896,332.00   85,027,748.00    288,411,011.00

                                    BROKER      PASS/
                                   NON VOTE     FAIL
                                --------------  -----
PROPOSAL 1                                      PASS
 EDWARD S. BOTTUM                    None
 WILLIAM P. CARMICHAEL               None
 THOMAS M. COLLINS                   None
 DOUGLAS B. FLETCHER                 None
 ROBERT E. GREELEY                   None
 CORNELIUS J. PINGS                  None
PROPOSAL 4                      594,588,779.00  FAIL
PROPOSAL 9                           None       PASS

PACIFIC HORIZON INTERNATIONAL EQUITY FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 2                  4,019,888.00       3,335,021.00       3,251,973.00         1,963.00        81,085.00        None
PROPOSAL 3                  4,019,888.00       3,335,021.00       3,248,943.00         4,161.00        22,747.00     59,170.00
PROPOSAL 5a                 4,019,888.00       3,335,021.00       3,247,101.00         5,897.00        22,852.00     59,171.00
PROPOSAL 5b                 4,019,888.00       3,335,021.00       3,246,469.00        11,881.00        17,500.00     59,171.00
PROPOSAL 5c                 4,019,888.00       3,335,021.00       3,250,870.00         7,374.00        17,607.00     59,170.00
PROPOSAL 5d                 4,019,888.00       3,335,021.00       3,248,718.00         7,594.00        19,538.00     59,171.00
PROPOSAL 5e                 4,019,888.00       3,335,021.00       3,243,267.00         9,800.00        22,783.00     59,171.00
PROPOSAL 5f                 4,019,888.00       3,335,021.00       3,244,034.00         7,085.00        24,731.00     59,171.00
PROPOSAL 5g                 4,019,888.00       3,335,021.00       3,249,070.00         7,422.00        19,359.00     59,170.00
PROPOSAL 6a                 4,019,888.00       3,335,021.00       3,249,981.00         7,169.00        18,700.00     59,171.00
PROPOSAL 6c                 4,019,888.00       3,335,021.00       3,250,624.00         5,921.00        19,306.00     59,170.00
PROPOSAL 6d                 4,019,888.00       3,335,021.00       3,249,381.00         7,947.00        18,522.00     59,171.00
PROPOSAL 7                  4,019,888.00       3,335,021.00       3,246,490.00         5,924.00        23,436.00     59,171.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 2             Pass
PROPOSAL 3             Pass
PROPOSAL 5a            Pass
PROPOSAL 5b            Pass
PROPOSAL 5c            Pass
PROPOSAL 5d            Pass
PROPOSAL 5e            Pass
PROPOSAL 5f            Pass
PROPOSAL 5g            Pass
PROPOSAL 6a            Pass
PROPOSAL 6c            Pass
PROPOSAL 6d            Pass
PROPOSAL 7             Pass

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                            VALUE
                        DESCRIPTION                            SHARES      (NOTE 2)
                        -----------                           ---------   ----------
COMMON STOCKS -- 91.1%
AUSTRALIA -- 3.5%
 AMP Ltd....................................................     32,940   $  403,193
 Australia & New Zealand Bank Group Ltd.....................     75,144      379,780
 News Corp. Ltd.............................................     66,046      404,020
 Pasminco Ltd...............................................    192,505      125,581
 WMC Ltd....................................................     48,205      118,339
                                                                          ----------
                                                                           1,430,913
                                                                          ----------
BRAZIL -- 0.6%
 Companhia Energetica de Minas Gerais.......................  4,235,998       79,181
 Telecomunicacoes Brasileiras SA............................  2,500,500      184,837
                                                                          ----------
                                                                             264,018
                                                                          ----------
CANADA -- 0.5%
 Canadian National Railway Co...............................      4,100      184,756
                                                                          ----------
DENMARK -- 1.2%
 Unidanmark A/S.............................................      6,110      500,321
                                                                          ----------
FINLAND -- 2.3%
 Metsa Serla-B Shares.......................................     20,910      159,743
 Nokia Oyj ADR..............................................      1,800      120,262
 Nokia Oyj-A Shares.........................................      9,520      679,392
                                                                          ----------
                                                                             959,397
                                                                          ----------
FRANCE -- 14.9%
 Alcatel Alsthom............................................      4,660      753,012
 Assurance Generales de France..............................      2,951      161,781
 Axa-UAP....................................................      4,150      477,496
 Banque Nationale de Paris..................................      9,389      620,373
 Carrefour SA...............................................        330      193,198
 Compagnie de Saint Gobain..................................        570       81,787
 Compagnie Financiere de Paribas............................      1,120       94,281
 Compagnie Generale des Eaux................................      5,750    1,146,108
 Compagnie Generale des Etablissements Micheli..............      6,188      262,807
 Elf Aquitaine..............................................      3,650      361,294
 Equant NV..................................................      2,000       84,264
 Rhone-Poulenc..............................................     10,831      520,658
 Societe Generale...........................................      3,605      634,382
 STMicroelectronics NV......................................      3,700      202,112
 Total SA...................................................      5,210      506,014
                                                                          ----------
                                                                           6,099,567
                                                                          ----------

---------------
See Notes to Financial Statements.

                                                                            VALUE
                        DESCRIPTION                            SHARES      (NOTE 2)
                        -----------                           ---------   ----------
COMMON STOCKS -- (CONTINUED)
GERMANY -- 11.5%
 Bayer AG...................................................     22,350   $  859,269
 Dresdner Bank AG...........................................      7,730      357,239
 Henkel KGaA................................................      4,480      358,195
 Hoechst AG.................................................     17,240      711,690
 Karstadt AG................................................      1,425      622,197
 Mannesmann AG..............................................      4,720      437,605
 SAP AG 144A................................................        530      311,957
 Siemens AG.................................................     15,610    1,031,219
                                                                          ----------
                                                                           4,689,371
                                                                          ----------
HONG KONG -- 0.5%
 China Telecom, Ltd. ADR....................................      1,900       47,975
 Hong Kong & China Gas Company Ltd..........................     63,000       65,852
 Hong Kong Telecommunications Ltd...........................     50,541       89,353
                                                                          ----------
                                                                             203,180
                                                                          ----------
HUNGARY -- 0.0%
 Magyar Tavkozlesi RT ADR...................................        800       16,500
                                                                          ----------
IRELAND -- 1.7%
 Allied Irish Banks PLC.....................................     43,197      590,244
 Jefferson Smurfit Group PLC................................     53,700      108,355
                                                                          ----------
                                                                             698,599
                                                                          ----------
ITALY -- 4.6%
 Banca Commerciale Italiana.................................     55,600      373,251
 Banco di Roma..............................................    174,200      336,336
 ENI SPA....................................................     72,600      383,234
 Olivetti Group SPA.........................................    104,800      234,512
 Telecom Italia SPA.........................................     71,644      553,305
                                                                          ----------
                                                                           1,880,638
                                                                          ----------
JAPAN -- 13.3%
 Advantest Corp.............................................      2,700      115,695
 Dai Nippon Printing Co., Ltd...............................     17,000      237,318
 Daiwa Securities Co., Ltd..................................     93,000      307,607
 Eisai Co., Ltd.............................................     14,000      166,584
 Fuji Machine Manufacturing Co..............................      7,000      217,154
 Fuji Photo Film Co.........................................     15,000      483,391
 Fujisawa Pharmaceutical Co., Ltd...........................     21,000      181,160
 Hitachi, Ltd...............................................     38,000      190,283
 Kao Corp...................................................     13,000      200,262
 Mabuchi Motor..............................................      3,200      215,539
 Matsumotokiyoshi...........................................      9,400      299,596
 Nichiei Co., Ltd...........................................      5,200      368,298
 Nippon Telegraph & Telephone Corp..........................     45,000      341,030
 Nippon Television Network Corp.............................        580      168,015

---------------
See Notes to Financial Statements.

                                                                            VALUE
                        DESCRIPTION                            SHARES      (NOTE 2)
                        -----------                           ---------   ----------
COMMON STOCKS -- (CONTINUED)
JAPAN -- (CONTINUED)
 Olympus Optical Co., Ltd...................................     28,000   $  301,438
 Rohm Co., Ltd..............................................      4,000      407,961
 Sanwa Bank.................................................     13,000       74,396
 Shohkoh Fund Ltd...........................................        400       91,366
 Sony Corp..................................................      7,100      518,457
 Toshiba Corp...............................................     97,000      348,318
 Uni-Charm Corp.............................................      5,500      199,837
                                                                          ----------
                                                                           5,433,705
                                                                          ----------
MEXICO -- 0.6%
 Coca Cola Femsa SA.........................................      5,900        6,676
 Grupo Financiero Banamex Accival. SA de C.V................     93,300       81,419
 Telefonos de Mexico SA ADR.................................      4,100      146,319
                                                                          ----------
                                                                             234,414
                                                                          ----------
NETHERLANDS -- 5.2%
 Gucci Group NV ADR.........................................      7,200      252,000
 ING Groep NV...............................................     10,320      607,763
 Philips Electronics NV.....................................      7,800      508,741
 TNT Post Group NV..........................................      6,990      146,818
 Unilever NV................................................      8,800      607,571
                                                                          ----------
                                                                           2,122,893
                                                                          ----------
NEW ZEALAND -- 0.5%
 Telecom Corp. New Zealand, Ltd.............................     14,423       55,760
 Telecom Corp. of New Zealand, Ltd..........................      9,600       18,176
 Telecom Corp. of New Zealand, Ltd. ADR.....................      3,580      109,190
                                                                          ----------
                                                                             183,126
                                                                          ----------
PHILIPPINES -- 0.0%
 Ayala Land, Inc............................................     17,800        2,804
                                                                          ----------
RUSSIA -- 0.1%
 LUKoil Holding ADR.........................................      3,600       41,756
                                                                          ----------
SOUTH AFRICA -- 0.3%
 De Beers Consolidated Mines Ltd............................      2,500       30,154
 Liberty Life Association of Africa Ltd.....................      3,540       41,597
 South African Breweries Ltd................................      3,200       45,072
                                                                          ----------
                                                                             116,823
                                                                          ----------
SOUTH KOREA -- 0.3%
 Pohang Iron & Steel Co., Ltd. ADR..........................      6,960       77,430
 SK Telecom Co., Ltd. ADR...................................      6,750       42,609
                                                                          ----------
                                                                             120,039
                                                                          ----------

---------------
See Notes to Financial Statements.

                                                                            VALUE
                        DESCRIPTION                            SHARES      (NOTE 2)
                        -----------                           ---------   ----------
COMMON STOCKS -- (CONTINUED)
SPAIN -- 2.4%
 Empresa Nacional de Electridad, SA.........................     21,960   $  417,161
 Endesa SA ADR..............................................      5,600      102,550
 Telefonica SA ADR..........................................      4,081      459,113
                                                                          ----------
                                                                             978,824
                                                                          ----------
SWEDEN -- 5.5%
 Astra AB...................................................     13,320      223,144
 Electrolux AB Series B.....................................      7,910      126,156
 Hennes & Mauritz AB -- B...................................      1,580      109,588
 Nordbanken Holding AB......................................     71,260      424,653
 Pharmacia & Upjohn, Inc....................................     18,800      820,492
 Sparbanken Sverige AB, Swedbank............................      2,250       50,907
 Volvo AB -- B Shares.......................................     18,610      513,089
                                                                          ----------
                                                                           2,268,029
                                                                          ----------
SWITZERLAND -- 3.5%
 Compagnie Financiere Richemont AG..........................        350      366,131
 Credit Suisse Group........................................      1,310      229,604
 Holderbank Financiere Glarus AG............................        340      346,502
 Nestle SA..................................................        263      487,690
                                                                          ----------
                                                                           1,429,927
                                                                          ----------
TAIWAN -- 0.5%
 Taiwan Semiconductor Manufacturing Co., Ltd................     20,300      222,031
                                                                          ----------
UNITED KINGDOM -- 17.6%
 B.A.T. Industries PLC......................................     80,200      788,316
 British Petroleum Co. PLC..................................     51,094      644,675
 British Steel PLC..........................................    104,200      186,698
 British Telecommunications PLC.............................     28,200      382,492
 COLT Telecom Group PLC.....................................      2,500      107,587
 Compass Group PLC..........................................     63,300      573,441
 Diageo PLC.................................................     24,056      243,706
 Great Universal Stores PLC.................................     33,700      405,174
 Imperial Chemical Industries PLC...........................     24,900      272,270
 National Westminster Bank PLC..............................     35,200      620,667
 Next PLC...................................................     57,000      422,831
 Orange PLC.................................................     32,600      387,582
 Reckitt & Colman PLC.......................................     18,700      306,871
 Siebe PLC..................................................     80,600      283,428
 SmithKline Beecham PLC.....................................     24,655      291,060
 Standard Chartered Bank PLC................................     39,800      306,569
 Vodafone Group PLC.........................................     36,400      507,732

---------------
See Notes to Financial Statements.

                                                                            VALUE
                        DESCRIPTION                            SHARES      (NOTE 2)
                        -----------                           ---------   ----------
COMMON STOCKS -- (CONTINUED)
UNITED KINGDOM -- (CONTINUED)
 WPP Group PLC..............................................     39,300   $  215,193
 Zeneca Group PLC...........................................      7,100      277,609
                                                                          ----------
                                                                           7,223,901
                                                                          ----------
Total Common Stocks (Cost $39,465,696)......................              37,305,532
                                                                          ----------
RIGHTS -- 0.0%
Banco Santader..............................................      9,200           61
Banco Santader..............................................      9,200        3,440
Compnhia Brasileira.........................................        424            0
                                                                          ----------
Total Rights................................................                   3,501
                                                                          ----------

                                                                   MATURITY   PRINCIPAL
                                                            RATE     DATE      AMOUNT
                                                            ----   --------   ---------
U. S. TREASURY OBLIGATIONS -- 0.9%
U.S. Treasury Bill (b)                                      4.93%  10/29/98   $190,000        188,576
U.S. Treasury Bill (b)                                      4.83%  10/29/98     50,000         49,625
U.S. Treasury Bill (b)                                      4.95%  11/05/98    120,000        118,977
                                                                                          -----------
Total U.S. Treasury Obligations (Cost $357,029)...........                                    357,178
                                                                                          -----------
REPURCHASE AGREEMENT -- 7.1%
 JP Morgan, Securities, Inc., dated 8/31/98, with a
 maturity value of $2,908,462 (Collateralized by
 $2,908,000 U.S. Treasury Bonds, 11.625%, 11/15/04, market
 value -- $2,977,886) (Cost $2,908,000; Note 2)...........  5.73%  09/01/98   2,908,000     2,908,000
                                                                                          -----------
TOTAL INVESTMENTS -- 99.1% (COST $42,730,725)(a)..........                                 40,574,211
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%.............                                    390,646
                                                                                          -----------
NET ASSETS -- 100.0%......................................                                $40,964,857
                                                                                          ===========

---------------
Percentages indicated are based on net assets of $40,964,857.
(a) Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 1,822,392
Unrealized depreciation.....................................   (3,978,906)
                                                              -----------
Net unrealized depreciation.................................  $(2,156,514)
                                                              ===========

(b) Segregated as collateral for forwards and futures.

ADR  --  American Depository Receipt

PLC  --  Public Limited Company

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.8% of net assets.

See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investments in securities, at value (cost $39,822,725 )....    $37,666,211
 Repurchase agreements (cost $2,908,000 )...................      2,908,000
 Cash.......................................................          2,305
 Interest and dividend receivable...........................        135,022
 Receivable for capital shares sold.........................         69,545
 Receivable for investment securities sold..................      1,563,569
 Prepaid expenses...........................................          9,089
 Deferred organization costs................................         32,102
                                                                -----------
Total Assets................................................     42,385,843
                                                                -----------
LIABILITIES:
 Payable for capital shares redeemed........................         48,514
 Payable for investment securities purchased................      1,324,853
 Forward currency contracts -- net amount payable to
   counterparties...........................................         25,884
 Investment advisory fee payable............................          6,942
 Administration fee payable.................................          7,635
 Net payable for variation margin on futures contracts......          5,671
 Other accrued expenses.....................................          1,487
                                                                -----------
Total Liabilities...........................................      1,420,986
                                                                -----------
NET ASSETS..................................................    $40,964,857
                                                                ===========
Net Assets
 A Shares...................................................    $40,156,393
 B Shares...................................................        128,142
 K Shares...................................................        680,322
                                                                -----------
Total.......................................................    $40,964,857
                                                                ===========
Shares Outstanding ($0.001 par value, 200 million shares
 authorized):
 A Shares...................................................      4,156,693
 B Shares...................................................         13,293
 K Shares...................................................         71,232
                                                                -----------
Total.......................................................      4,241,218
                                                                ===========
Net Asset Value
 A Shares -- Net Asset Value and Redemption Price Per
   Share....................................................         $ 9.66
                                                                      -----
                                                                      -----
 Maximum Sales Charge (A Shares)............................           5.50%
 Maximum Offering Price (A Shares) (Net Asset Value of A
   Shares/ (100% -- Maximum Sales Charge))..................         $10.22
                                                                      -----
                                                                      -----
B Shares -- Net Asset Value, Offering and Redemption Price
 Per Share..................................................         $ 9.64
                                                                      -----
                                                                      -----
K Shares -- Net Asset Value, Offering and Redemption Price
 Per Share..................................................         $ 9.55
                                                                      -----
                                                                      -----
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................         $4,241
 Additional paid-in capital.................................     43,761,443
 Accumulated undistributed net investment income............        351,927
 Accumulated net realized losses on investment and foreign
   currency transactions, forward currency contracts and
   futures contracts........................................       (690,453)
 Net unrealized depreciation on investments, forward
   currency contracts, futures contracts and foreign
   currency translations....................................     (2,462,301)
                                                                -----------
NET ASSETS, AUGUST 31, 1998.................................    $40,964,857
                                                                ===========

See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign withholding tax of $42,973).....  $   580,871
  Interest..................................................      130,968
                                                              -----------
                                                                  711,839
                                                              -----------
EXPENSES:
  Investment advisory fees..................................      177,034
  Administration fees.......................................       47,209
  Shareholder service fees (A shares).......................       58,113
  Shareholder service fees (B shares).......................           20
  Shareholder service fees (K shares).......................          878
  Custodian and fund accounting fees........................      100,179
  Distribution fees (B shares)..............................           59
  Distribution fees (K shares)..............................        2,635
  Reports to shareholders...................................       21,926
  Transfer agent fees.......................................       14,026
  Audit fees................................................       16,121
  Legal fees................................................          627
  Other expenses............................................        7,056
                                                              -----------
    Total Expenses..........................................      445,883
  Less: Fee waivers and expense reimbursements..............     (170,132)
                                                              -----------
Total Net Expenses..........................................      275,751
                                                              -----------
NET INVESTMENT INCOME.......................................      436,088
                                                              -----------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains on investment and foreign currency
    transactions, forward currency contracts and futures
    contracts...............................................    1,473,498
  Net change in unrealized depreciation on investments,
    forward currency contracts, futures contracts and
    foreign currency translations...........................   (5,895,587)
                                                              -----------
  Net realized/unrealized losses on investments.............   (4,422,089)
                                                              -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $(3,986,001)
                                                              ===========

See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
                                                      AUGUST 31,        YEAR ENDED
                                                         1998          FEBRUARY 28,
                                                     (UNAUDITED)           1998
                                                   ----------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..........................    $   436,088       $   324,762
  Net realized gains (losses) on investment and
    foreign currency transactions, forward
    currency contracts and futures contracts.....      1,473,498        (1,317,018)
  Net change in unrealized appreciation
    (depreciation) on investments, forward
    currency contracts, futures contracts and
    foreign currency translations................     (5,895,587)        3,437,500
                                                     -----------       -----------
Change in net assets resulting from operations...     (3,986,001)        2,445,244
                                                     -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A Shares...............................             --          (293,996)
    Class B Shares(a)............................             --                --
    Class K Shares...............................             --            (3,725)
  Net realized gains on investment transactions:
    Class A Shares...............................        (85,216)         (930,184)
    Class B Shares(a)............................           (239)               --
    Class K Shares...............................         (1,445)          (11,071)
                                                     -----------       -----------
Change in net assets from shareholder
  distributions..................................        (86,900)       (1,238,976)
                                                     -----------       -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued....................     10,970,800        32,932,837
  Dividends reinvested...........................         53,235           685,188
  Cost of shares redeemed........................     (8,188,031)       (8,956,017)
                                                     -----------       -----------
Change in net assets from capital share
  transactions...................................      2,836,004        24,662,008
                                                     -----------       -----------
Change in net assets.............................     (1,236,897)       25,868,276
NET ASSETS:
  Beginning of Period............................     42,201,754        16,333,478
                                                     -----------       -----------
  End of Period (including undistributed net
    investment income of $351,927 and
    distributions in excess of net investment
    income of $84,161, respectively).............    $40,964,857       $42,201,754
                                                     ===========       ===========

---------------

(a) Period from July 15, 1998 (inception date) to August 31, 1998. See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon International Equity Fund ("the Fund"). The Fund commenced operations on May 13, 1996. The Fund offers A Shares, K Shares and effective July 15, 1998, the Fund began offering B Shares. A Shares have a Shareholder Services Plan, B Shares have a Distribution and Services plan, and K Shares have a Distribution Plan and Administrative and Shareholder Services Plan. B Shares of the Fund held for 9 years will automatically convert into A Shares of the Fund.

The investment objectives of the Fund is as follows:

    The Fund seeks to achieve its investment objective of long-term capital growth by investing primarily in foreign equity securities.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Fund's investment adviser. On September 15, 1997, Bank of America assumed the responsibility of administrator for each of the Fund pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica, continues to serve the Funds on substantially identical terms as described in Note 3.

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Fund, including, but not limited to, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Fund's prospectuses and statements of additional information, providing periodic reports to the

Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Fund. The Fund bears all fees and expenses charged by PFPC for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI"), serves as principal underwriter and distributor of shares of the Fund. PFPC serves as the Fund's transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Fund for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sale price as quoted by their principal exchange on the date of valuation or, if none is available, at the mean between the current quoted bid and ask prices on the date of valuation as provided by investment dealers. Securities for which no market valuations are available are valued in good faith as determined by the Fund's Board of Directors. Short-term debt securities with less than 60 days to maturity are valued at amortized cost, which approximates market value. Trading in foreign securities is generally completed prior to the end of regular trading on the New York Stock Exchange (the "Exchange"). Trading may occur in foreign securities on Saturdays and U.S. holidays and at other times when the Exchange is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of net asset value per share of the Fund on days when net asset value is not calculated and on days which shareholders of the Fund cannot redeem.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Fund records security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized by the Fund on a straight line basis over five years.

REPURCHASE AGREEMENTS:

    The Fund's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Fund's net investment income, if any, is declared and paid as a dividend at least annually to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Fund can be offset by capital loss carryovers of the Fund, such gains will not be distributed. Dividends and distributions are recorded by the Fund on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1998, the following reclassifications in the Fund's Statement of Assets and Liabilities have been made to increase (decrease) such accounts primarily due to reclassification of foreign currency losses:

                        ACCUMULATED UNDISTRIBUTED    ACCUMULATED NET REALIZED
                          NET INVESTMENT INCOME     GAIN/(LOSS) ON INVESTMENTS
                        -------------------------   --------------------------
                                $(92,335)                    $92,335

FEDERAL INCOME TAXES:

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

    Capital and currency losses incurred after October 31 for the Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such losses of $2,225,022, after October 31, 1997.

FOREIGN CURRENCY TRANSLATION:

    The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Any resulting gain or loss on such translation is reported in the Fund's statement of operations. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions represent the difference between the amounts of dividends, interest and foreign withholding recorded versus amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

    The Fund may enter into forward foreign currency exchange contracts in connection with purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The objective of the Fund's forward foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Statement of Assets and Liabilities and the Statement of Operations. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by delivery or receipt of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    The Fund had the following outstanding forward foreign currency exchange contracts at August 31, 1998:

                                                VALUE AT
        FORWARD FOREIGN           SETTLEMENT   SETTLEMENT    CURRENT     UNREALIZED
       CURRENCY CONTRACTS            DATE         DATE        VALUE      GAIN/(LOSS)
       ------------------         ----------   ----------   ----------   -----------
Purchase Contracts:
  Canadian Dollar...............   09/17/98    $  999,005   $  939,726    $(59,279)
  French Franc..................   09/30/98        77,974       77,715        (259)

                                                VALUE AT
        FORWARD FOREIGN           SETTLEMENT   SETTLEMENT    CURRENT     UNREALIZED
       CURRENCY CONTRACTS            DATE         DATE        VALUE      GAIN/(LOSS)
       ------------------         ----------   ----------   ----------   -----------
  French Franc..................   09/30/98       126,202      128,605       2,403
  German Marks..................   09/02/98        56,425       56,333         (92)
  Japanese Yen..................   09/01/98        19,937       20,070         133
  Netherland Guilder............   09/01/98       102,208      104,078       1,870
  Netherland Guilder............   09/02/98        13,859       13,811         (48)
  Spanish Peseta................   09/18/98       266,882      271,939       5,057
  Swedish Krona.................   09/01/98        64,893       66,704       1,811
  Swedish Krona.................   09/01/98       121,727      125,124       3,397
  UK Pounds.....................   09/01/98        51,307       52,384       1,077
  UK Pounds.....................   09/02/98        29,512       30,168         656
  UK Pounds.....................   09/04/98        54,854       55,598         744
  UK Pounds.....................   09/18/98       462,189      478,866      16,677
                                               ----------   ----------    --------
                                               $2,446,974   $2,421,121    $(25,853)
                                               ==========   ==========    ========
Sale Contracts:
  Australian Dollar.............   09/01/98    $   39,630   $   39,299    $    331
  Australian Dollar.............   09/02/98         7,165        7,196         (31)
  Australian Dollar.............   09/03/98         7,425        7,671        (246)
  Japanese Yen..................   09/02/98        18,013       18,200        (187)
  Mexican Pesos.................   09/02/98        13,739       13,779         (40)
  Swedish Krona.................   09/02/98        60,683       60,132         551
  UK Pounds.....................   09/03/98        48,794       49,893      (1,099)
  UK Pounds.....................   09/08/98       140,492      139,803         689
                                               ----------   ----------    --------
                                               $  335,941   $  335,973    $    (32)
                                               ==========   ==========    ========

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marked to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. Such unrealized gains and losses are included in the caption "Net unrealized appreciation on investment transactions and futures contracts" in the Statement of Assets and Liabilities. The Fund agrees to receive from or pay to the broker an amount of "variation margin" and are included as a payable or receivable in the Statement of Assets and Liabilities. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Such gains or losses are included in the caption "Accumulated net realized gain on investment transactions and futures contracts" in the Statement and Assets and Liabilities. The Fund enters into futures contracts to hedge a portion of its portfolio.

    The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

    The Fund had the following open futures contracts at August 31, 1998:

                                             NUMBER      CONTRACT   EXPIRATION   UNREALIZED
                                          OF CONTRACTS    VALUE        DATE      GAIN/(LOSS)
                                          ------------   --------   ----------   -----------
Purchased:
FTSE Index (UK).........................         50      $ 28,539    09/18/98     $(28,539)
IBEX Index (Spain)......................      4,000        48,453    09/18/98         (481)
Toronto Index (Canada)..................      3,500       206,173    09/19/98       (5,146)
                                                         --------                 --------
Totals..................................                 $283,165                 $(34,166)
                                                         ========                 ========

    The aggregate market value of cash or eligible securities pledged to cover margin requirements for open futures positions at August 31, 1998 was $1,173,089.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Fund has an Investment Advisory and Administration Agreement with Bank of America. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Fund, which is accrued daily and payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets. For the six months ended August 31, 1998, Bank of America agreed to waive $162,096 of its advisory fees for the Fund. Pursuant to the terms of the Administration Agreement, Bank of America is entitled to a fee from the Fund, which is accrued daily and payable monthly, at an annual rate of 0.20% of the Fund's average daily net assets. For the six months ended August 31, 1998, Bank of America agreed to waive $461 of its administration fee for the Fund. For the same period, Bank of America reimbursed $6,702 for operating expenses of the Fund.

    For the six months ended August 31, 1998, PDI advised the Fund that it retained $436 from commissions earned on sales of the Fund's shares. For the same period, Bank of America and its affiliates advised the Fund that they retained $4,223 from commissions earned on sales of shares of the Fund.

    The Fund has a Shareholder Service Plan (the "Plan") under which the Fund pays PDI for shareholder servicing expenses incurred in connection with A Shares of the Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Fund's average daily net assets for A Shares. For the six months ended August 31, 1998, the Fund incurred charges of $58,113, pursuant to the Plan. The Fund was advised that of these amounts PDI retained $484 and affiliates of Bank of America retained $24,102. The Plan provides that if, in any month, the fees paid to PDI are less than the costs incurred by PDI, the excess costs will be included in future computations of the fee, provided that any excess cost will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred.

    The Fund has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 act, under which the B Shares of the Fund pay Bank of America for costs incurred in connection with distribution of the B Shares and for shareholder servicing fees to Service Organizations. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Fund's B Shares. For the period ended August 31, 1998, the Fund incurred charges of $79, pursuant to the Plan.

    The Fund has a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Fund. Under the Distribution Plan, the Fund pays PDI for expenses primarily intended to result in the sale of the Fund's K Shares. Under the Distribution Plan, payments by the Fund for distribution expenses may not exceed 0.75% of the average daily net assets of the Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Fund pays for expenses incurred in connection with shareholder services provided by PDI and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of the Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of the Fund's K Shares. For the six months ended August 31, 1998, the Fund incurred charges of $3,513, pursuant to the Distribution and the Administration Plans. PDI waived $873 of the distribution and administrative servicing fees for the six months ended August 31, 1998.

    For the six months ended August 31, 1998, PFPC earned $14,026 from the Fund for transfer agency and dividend disbursing agency services performed.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Company. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $60,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $40,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A director will receive an additional 10% of their annual Director's retainer for each year of service between years six and nine, plus one half of the difference between 100% and the director's applicable percentage. A Director who dies or resigns after ten years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or
(ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director after February 28, 1994; however a director in office on March 18, 1998 who either resigns in good standing or dies before completing five years of service as a director should be assigned an Applicable Percentage of 50 percent. Aggregate costs pursuant to the Retirement Plan amounted to $263 for the Fund, for the six months ended August 31, 1998. A director who comes into office after March 18, 1998 is ineligible to participate in the Retirement Plan.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1998, the cost of purchases and the proceeds from the sales of the Fund's portfolio securities (excluding short-term investments) amounted to $37,384,272 and $32,657,874, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Fund are summarized below:

                                   SIX MONTHS ENDED
                                    AUGUST 31, 1998               YEAR ENDED
                                      (UNAUDITED)             FEBRUARY 28, 1998
                                -----------------------    ------------------------
                                 SHARES       AMOUNT        SHARES        AMOUNT
                                --------    -----------    ---------    -----------
A Shares
  Issued......................   933,272    $10,531,798    3,093,208    $32,373,676
  Reinvested..................     5,072         51,566       68,417        671,344
  Redeemed....................  (729,509)    (8,086,358)    (849,866)    (8,810,729)
                                --------    -----------    ---------    -----------
Net increase..................   208,835    $ 2,497,006    2,311,758    $24,234,291
                                ========    ===========    =========    ===========
B Shares (a)
  Issued......................    13,269    $   144,597           --             --
  Reinvested..................        24            237           --             --
  Redeemed....................        --             --           --             --
                                --------    -----------    ---------    -----------
Net increase..................    13,293    $   144,834           --             --
                                ========    ===========    =========    ===========
K Shares
  Issued......................    26,838    $   294,405       53,867    $   559,161
  Reinvested..................       142          1,432        1,423         13,844
  Redeemed....................    (9,214)      (101,673)     (13,574)      (145,288)
                                --------    -----------    ---------    -----------
Net increase..................    17,766    $   194,164       41,715    $   427,717
                                ========    ===========    =========    ===========

---------------

(a) Period from July 15, 1998 (inception date) to August 31, 1998.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                    SIX MONTHS ENDED
                                       AUGUST 31,       YEAR ENDED    PERIOD ENDED
                                          1998         FEBRUARY 28,   FEBRUARY 28,
                                      (UNAUDITED)          1998         1997(a)
                                    ----------------   ------------   ------------
A SHARES
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD.............      $ 10.55          $  9.91        $ 10.00
                                        -------          -------        -------
Income from Investment Operations:
  Net investment income (loss)....         0.12             0.07          (0.01)
  Net realized and unrealized
    gains (losses) on investment
    transactions, forward
    contracts, foreign currency
    transactions and futures
    contracts.....................        (0.99)            0.92          (0.07)
                                        -------          -------        -------
Total income (loss) from
  investment operations...........        (0.87)            0.99          (0.08)
                                        -------          -------        -------
Less: Dividends and Distributions:
  Dividends to shareholders from
    net investment income.........           --            (0.08)            --
  Distributions to shareholders
    from net realized gains on
    investment transactions.......        (0.02)           (0.27)         (0.01)
                                        -------          -------        -------
Total Dividends and
  Distributions...................        (0.02)           (0.35)         (0.01)
Net change in net asset value per
  share...........................        (0.89)            0.64          (0.09)
                                        -------          -------        -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD..........................      $  9.66          $ 10.55        $  9.91
                                        =======          =======        =======
Total return (excludes sales
  charge).........................        (8.25%)(c)       10.32%         (0.79%)(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (000).........................      $40,157          $41,643        $16,217
  Ratio of expenses to average net
    assets........................         1.16%(b)         1.22%          0.92%(b)
  Ratio of net investment income
    (loss) to average net
    assets........................         1.54%(b)         1.05%          0.40%(b)
  Ratio of expenses to average net
    assets*.......................         1.85%(b)         2.57%          3.92%(b)
  Ratio of net investment income
    to average net assets*........         0.85%(b)        (0.30%)        (2.61%)(b)
  Portfolio turnover rate.........           79%              79%           114%

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from May 13, 1996 (inception date of Fund) to February 28, 1997.
(b) Annualized.
(c) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                              AUGUST 31,
                                                                 1998
                                                            (Unaudited)(a)
                                                            --------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD....             $  11.64
                                                               --------
Income from Investment Operations:
  Net investment income...........................                 0.01
  Net realized and unrealized losses on investment
    transactions, forward contracts, foreign
    currency transactions and futures contracts...                (1.99)
                                                               --------
Total income (loss) from investment operations....                (1.98)
                                                               --------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment
    income........................................                   --
  Distributions to shareholders from net realized
    gains on investment transactions..............                (0.02)
                                                               --------
Total Dividends and Distributions.................                (0.02)
Net change in net asset value per share...........                (2.00)
                                                               --------
NET ASSET VALUE PER SHARE, END OF PERIOD..........             $   9.64
                                                               ========
Total return......................................               (17.02%)(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)...............             $    128
  Ratio of expenses to average net assets.........                 2.03%(b)
  Ratio of net investment income to average net
    assets........................................                 5.33%(b)
  Ratio of expenses to average net assets*........                 2.82%(b)
  Ratio of net investment income to average net
    assets*.......................................                 4.54%(b)
  Portfolio turnover rate.........................                   79%

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 15, 1998 (inception date) to August 31, 1998.

(b) Annualized.

(c) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED
                                           AUGUST 31,      YEAR ENDED     PERIOD ENDED
                                              1998        FEBRUARY 28,    FEBRUARY 28,
                                           (UNAUDITED)        1998          1997(a)
                                           -----------    ------------    ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................   $   10.45       $    9.88      $    9.82
                                            ---------       ---------      ---------
Income from Investment Operations:
  Net investment income (loss)...........        0.01            0.03          (0.01)
  Net realized and unrealized gains
    (losses) on investment transactions,
    forward contracts, foreign currency
    transactions and futures contracts...       (0.89)           0.87           0.08
                                            ---------       ---------      ---------
Total income loss from investment
  operations.............................       (0.88)           0.90           0.07
                                            ---------       ---------      ---------
Less: Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................          --           (0.06)            --
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................       (0.02)          (0.27)         (0.01)
                                            ---------       ---------      ---------
Total Dividends and Distributions........       (0.02)          (0.33)         (0.01)
Net change in net asset value per
  share..................................       (0.90)           0.57           0.06
                                            ---------       ---------      ---------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................   $    9.55       $   10.45      $    9.88
                                            =========       =========      =========
Total return.............................       (8.43%)(c)        9.35%         0.72%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)......   $     680       $     559      $     116
  Ratio of expenses to average net
    assets...............................        1.66%(b)        1.72%          1.49%(b)
  Ratio of net investment income (loss)
    to average net assets................        1.16%(b)        0.48%         (0.31%)(b)
  Ratio of expenses to average net
    assets*..............................        2.36%(b)        3.30%          3.53%(b)
  Ratio of net investment income (loss)
    to average net assets*...............        0.46%(b)       (1.10%)        (2.34%)(b)
  Portfolio turnover rate................          79%             79%           114%

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Annualized.

(c) Not annualized.

See Notes to Financial Statements.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                        1230 Columbia Street, Suite 500
                              San Diego, CA 92101

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Municipal Bond Fund
       [ ] Flexible Income Fund
                              Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money Market

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Secaucus, NJ
                                 Permit No. 237

                            [Pacific Horizon Funds]

                    Provident Distributor, Inc., Distributor
PH7-5009 8/98

                   PACIFIC HORIZON TAXABLE MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1998

                                   Prime Fund

                                 Treasury Fund

                                Government Fund

                               Treasury Only Fund

                               Investing For All
                             The Times Of Your Life

                                NOT FDIC INSURED

                   PACIFIC HORIZON TAXABLE MONEY MARKET FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                             Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,           NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN              FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE          INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

               .....................................

                                                                        Contents

                                      FUND FACTS                       2-3

                                      UNDERSTANDING YOUR SHAREHOLDER
                                        REPORT                         4-6

                                      ECONOMIC REVIEW FROM THE
                                        INVESTMENT ADVISER             8-9

                                      SHAREHOLDER VOTING RESULTS       10-13

                                      PORTFOLIO OF INVESTMENTS         14-38

                                      STATEMENTS OF ASSETS
                                        AND LIABILITIES                39

                                      STATEMENTS OF OPERATIONS         40

                                      STATEMENTS OF CHANGES
                                        IN NET ASSETS                  42-43

                                      NOTES TO FINANCIAL
                                        STATEMENTS                     44-53

                                      FINANCIAL HIGHLIGHTS             54-70

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others such as the money market funds, strive to maintain a stable net asset value, but offer no growth potential.

---------------------------------------------------------------------------
            FUND NAME                        INVESTMENT OBJECTIVE
---------------------------------------------------------------------------
 International Equity               Long-Term Capital Growth
 ...........................................................................
 Aggressive Growth                  Maximum Capital Appreciation
 ...........................................................................
 Blue Chip                          Long-Term Capital Appreciation
 ...........................................................................
 Capital Income                     Total Investment Return
 ...........................................................................
 Asset Allocation                   Long-Term Growth
 ...........................................................................
 Flexible Income                    High Current Income
 (formerly Corporate Bond)
 ...........................................................................
 Intermediate Bond                  Income and Capital Appreciation
 ...........................................................................
 U.S. Government Securities         High Level of Current Income
 ...........................................................................
 Short-Term Government              High Current Income with Relative
                                    Stability of Principal
 ...........................................................................
 National Municipal Bond*           High Level of Federal Tax-Free
                                    Current Income
 ...........................................................................
 California Municipal Bond*         High Level of Federal and California
 (formerly California Tax-Exempt    Tax-Free Current Income
 Bond)
 ...........................................................................
 Money Market Funds+                High Current Income Plus Principal
 - Prime                            Stability
 - Treasury
 - Government
 - Treasury Only
 ...........................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                 High Level of Federal Tax-Free Current
                                    Income Plus Principal Stability
 - California Tax-Exempt Money      High Level of Federal and California
   Market                           Tax-Free Current Income Plus Principal
                                    Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your Investment Specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

---------------------------------------------------------------------------
PORTFOLIO CONSISTS PRIMARILY OF...    APPROPRIATE FOR INVESTORS WHO SEEK
---------------------------------------------------------------------------
 Foreign Equity Securities          Diversification into foreign equity
                                    markets with associated risk.
 ...........................................................................
 Small Capitalization Stocks        Higher-than-average long-term growth
                                    potential with higher-than-average
                                    risk.
 ...........................................................................
 Blue Chip Stocks                   Long-term growth potential from
                                    investments in the stocks of
                                    well-established companies.
 ...........................................................................
 Convertible Bonds and Convertible  Combined potential for current income
 Preferred Stocks                   and capital appreciation.
 ...........................................................................
 Stocks, Bonds and Cash             Long-term growth potential and current
 Equivalents                        income from stocks and bonds.
 ...........................................................................
 Investment-Grade Corporate Debt    High monthly income potential with
                                    reasonable investment risk.
 ...........................................................................
 Investment-Grade Corporate and     Regular monthly income from a
 U.S. Government Securities         diversified portfolio of
                                    investment-grade securities.
 ...........................................................................
 GNMAs and Other U.S. Government    High monthly income potential and low
 Securities                         credit risk.
 ...........................................................................
 U.S. Government and Government     Monthly income and relative stability
 Agency Securities                  of investment.
 ...........................................................................
 Investment-Grade Municipal Debt    Monthly tax-free income.
 Securities
 ...........................................................................
 Investment-Grade California        High monthly double tax-free income.
 Municipal Securities
 ...........................................................................
 High-Quality Corporate and/or      A flexible, convenient way to manage or
 U.S. Government Short-Term         accumulate cash while waiting for other
 Obligations                        investment opportunities.
 ...........................................................................
 Short-Term Municipal Obligations   A tax-free way to manage or accumulate
                                    cash while waiting for other investment
                                    opportunities.
 ...........................................................................
 Short-Term California Municipal    A tax-free way to manage or accumulate
 Obligations                        cash while waiting for other investment
                                    opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The Financial Statements and Financial Highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps              [Illustration of 3 pages of document]
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

The FUND OVERVIEW AND
INTERVIEW WITH YOUR INVESTMENT
MANAGER enables you to gain
insight into the Fund's
investments and learn more
about the Fund manager's
strategies.


[Illustration of            Because a picture or chart can help clarify the
 page with graphs]          text, the investment management team may have
                            illustrated the most important features of the Fund.
                            The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.

The Financial Statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

[Illustration of                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
 document page]                   NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE



The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

[Illustration of                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
 document page]                   OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

 The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

[Illustration of                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS
 document page]
                                  OPERATING EXPENSES INCURRED BY THE FUND DURING
                                  THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS



The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

[Illustration of                  OPERATIONS: SEE STATEMENT OF OPERATIONS
 document page]
                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS



The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios, such as the total investment return for each period, the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The global financial crisis has dominated the economic news in recent months. There are renewed fears that the effect of the Asian currency crisis is spreading to other economies in the world, including North and South America. The Russian Ruble has experienced a sharp decline as debate continues regarding political and economic changes. The pace of economic reform in Japan has been alarmingly slow, with the recent interest rate reduction reflecting only the first significant action taken in this regard. Markets in Canada and Mexico continue to reflect concerns relating to commodities. Moreover, investors have become increasingly concerned about the sustainability of U.S. corporate profits, resulting in a significant decline in the U.S. equity markets. The current global economic crisis is generating greater concern, as it increasingly affects a larger number of key American trading partners.

The U.S. economy has been affected both positively and negatively by the global financial crisis. Low interest and inflation rates have stimulated domestic demand for housing, autos and other consumer goods. However, manufacturing activity is slowing, particularly in trade exports, and cutbacks have been made in production and personnel within some industries. The Gross Domestic Product ("GDP") rose at a 1.8%(1) rate in the second quarter, below the first quarter's 5.5%(1) growth rate, reflecting the deterioration in the trade balance and a slowdown in business investment in equipment and inventories. While the U.S. economy remains strong in the third quarter, it is no longer immune from the effects of the crisis. Additionally, prospects for U.S. growth and corporate profits are less secure.

Economic reports continue to indicate that inflation is under control in manufacturing and consumer-related areas. The prices paid to U.S. factories, farmers and other producers (as measured by the Producer Price Index "PPI") fell 0.4%(1) in August, the largest drop in seven months. In the first eight months of 1998, consumer prices rose at an annual rate of 1.6%(1), which is the same as the first eight months of 1997. Inflation has remained innocuous as weakening economies in Asia have depressed commodity prices and the cost of goods imported into the U.S.

In a departure from the recent past, it appears that the Federal Reserve Board (the "Fed") now has a higher level of anxiety about the outlook for the global economy and is becoming more concerned about the increasing risks of slowing economic growth rather than the dangers of rising inflation. In a recent speech, Fed Chairman Alan Greenspan hinted that the Fed might consider lowering interest rates if it becomes increasingly likely that the Asian currency crisis will spread to the U.S. economy. Although the Federal Open Market Committee ("FOMC") left the Fed Funds' target interest rate unchanged at 5.50% at the most recent FOMC meeting held in August; some analysts now expect a reduction in rates sometime soon.

The main benefactor of the global financial uncertainty has clearly been the U.S. Treasury market. U.S. Treasuries have replaced gold as the safe haven of choice, as many investors are reaping the financial rewards of owning these types of securities. On July 17, the day that the equity markets peaked, the Treasury 10-year note had a closing yield of approximately 5.5%(1). As of August 31, the yield on this note was 4.97%(1). The fixed income markets now reflect expectations of an interest rate reduction, as evidenced by the entire Treasury yield curve trading below 5.50%.

The turmoil in overseas markets, the decline in commodity prices, and the global competition from cheaper imports have also caused the credit sectors to widen appreciably against Treasuries. Credit risk is now at a heightened level, as the expectation of lower profit prospects has become more apparent to investors. Additional downward revisions to corporate earnings estimates will put further pressure on corporate spreads until the economic situation begins to improve in Asia.

The Standard & Poor's 500 stock index ("S&P 500") fell 8.0%(2) on a total return basis during the 6-month period ended August 31. While the stocks of large, name-brand companies have been battered during the month of August, smaller company stocks have been hit even harder. The S&P 500 declined 19%(2) from its high on July 17 and the Russell 2000 Index dropped 30%(3) from its high recorded in April. Year-to-date, the performance disparity has been even larger between large cap and small cap stocks. Since the beginning of the year, the S&P 500 is down 0.4%(2) and the Russell 2000 Index has dropped 22.1%(3), constituting a spread of 21.7 percentage points.

Investors are becoming increasingly concerned about the sustainability of U.S. corporate profits. Investors had been willing to pay record-high valuations for stocks because interest rates were low, inflation was under control and economies around the world were expanding. Not only are the developed Asian countries faltering, but the economic turmoil has also extended to Russia and several emerging market countries. So far, the U.S. market has been fairly well insulated from the economic problems overseas, but U.S. companies are now beginning to feel the negative impact from depressed overseas business conditions. Investor confidence in a continued economic expansion will not occur until Asia and Russia implement appropriate measures to rectify their economic and political problems.

LOOKING FORWARD

The U.S. government is still expected to post a budget surplus when the fiscal year ends on September 30. Rising incomes, low unemployment and stock market gains earlier in the year have generated abundant tax collections. Reduced government spending has also contributed to decreasing interest payments on government debt.

The outlook for the remainder of 1998 is unclear. We continue to believe that the economic impact from Asia will be moderate, with the U.S. economy slowing, but sustaining a near normal growth rate of 2.5% in the third quarter. Just as the market was overly optimistic at the beginning of the summer, we suspect that the markets' current doldrums are too extreme.

Sincerely,
/s/ Kirk Hartman
Kirk Hartman
Chief Investment Officer
Fixed Income Management
---------------

(1) Source - Bloomberg, 1998.

(2) Source - Bloomberg, 1998. The S&P 500 Index is an index that is representative of the large capitalization U.S. equity market as a whole and cannot be invested in directly.

(3) Source - Bloomberg, 1998. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole and cannot be invested in directly.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Results (Unaudited) of Annual Meeting of Shareholders
Convened on June 19, 1998
Reconvened on June 26, 1998 and July 1, 1998
Reconvened and Adjourned on July 20, 1998
--------------------------------------------------------------------------------

    The Annual Meeting of Shareholders of Pacific Horizon Funds, Inc. (the "Company") was convened on June 19, 1998, reconvened on June 26, 1998 and July 1, 1998, and reconvened and adjourned on July 20, 1998. The Funds of the Company are: Aggressive Growth Fund, Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund (formerly California Tax-Exempt Bond Fund), California Tax-Exempt Money Market Fund, Capital Income Fund, Flexible Income Fund (formerly Corporate Bond Fund), Government Fund, Intermediate Bond Fund, International Equity Fund, National Municipal Bond Fund, Prime Fund, Short-Term Government Fund, Tax-Exempt Money Fund, Treasury Fund, Treasury Only Fund, and U.S. Government Securities Fund. The Annual Meeting was held in order to vote on the following purposes:

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   1.      To elect Messrs. Edward S. Bottum, William P. Carmichael,
           Thomas M. Collins, Douglas B. Fletcher, Robert E. Greeley,
           and Cornelius J. Pings, Directors of the Company;
   2.      With respect to each Fund except the Blue Chip and
           Intermediate Bond Funds, to approve or disapprove a new
           Investment Advisory Agreement between the Company and Bank of America NT&SA;
   3.      With respect to the International Equity Fund, to approve or disapprove a new Sub-Advisory Agreement between Bank of
           America NT&SA and Wellington Management Company, LLP;
   4.      To approve or disapprove an amendment to the Company's
           Charter;
   5.      To approve or disapprove changes to the following
           fundamental investment limitations of each Fund of the
           Company:
           a) limitation on underwriting of securities;
           b) limitation on real estate transactions;
           c) limitation on commodity transactions;
           d) limitation on industry concentration;
           e) limitation on lending;
           f) limitation on borrowing and issuance of senior
           securities; and
           g) limitation on issuer concentration.

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   6.      To approve or disapprove certain changes to the following
           fundamental investment policies and limitations, including a change to make all of such policies and limitations
           non-fundamental:
           a) with respect to each Fund, the limitation on short sales and purchasing securities on margin;
           b) with respect to the National Municipal Bond, Aggressive
           Growth, California Municipal Bond, Prime, Treasury and
           California Tax-Exempt Money Market Funds, the limitation on purchasing securities of companies for the purpose of
           exercising control;
           c) with respect to each Fund except the Government and
           Treasury Only Funds, the limitation on purchasing securities of other investment companies;
           d) with respect to each Fund except the Aggressive Growth,
           Short-Term Government, Prime, Treasury, Government and
           Treasury Only Funds, the limitation on put, call, straddle and spread transactions;
           e) with respect to each Fund except the National Municipal
           Bond, International Equity, Flexible Income, Short-Term
           Government and California Tax-Exempt Money Market Funds, the
           limitation on illiquid securities;
           f) with respect to the Intermediate Bond, Blue Chip and
           Asset Allocation Funds, the limitation on transactions in
           certain securities by Board members;
           g) with respect to the U.S. Government Securities, Capital
           Income, California Municipal Bond and California Tax-Exempt
           Money Market Funds, the limitation on unseasoned issuers;
           h) with respect to the Aggressive Growth Fund, the policy on investment in equity securities;
           i) with respect to the U.S. Government Securities Fund, the policy with respect to investment in certificates of the
           Government National Mortgage Association;
           j) with respect to the Capital Income Fund, the policy with respect to investment in convertible securities;
           k) with respect to the California Municipal Bond Fund, the policy with respect to investment in California municipal
           securities;
           l) with respect to the Tax-Exempt Money Fund, the policy
           with respect to investment in municipal securities; and
           m) with respect to the California Tax-Exempt Money Market
           Fund, the policy with respect to investment in California
           municipal securities;
   7.      To approve or disapprove a change in the fundamental
           investment objective to a non-fundamental investment
           objective of the following Funds: National Municipal Bond,
           International Equity, Flexible Income, Intermediate Bond,
           Blue Chip, Asset Allocation, Aggressive Growth, U.S.
           Government Securities, Capital Income, California Municipal
           Bond, Short-Term Government, Prime, Treasury, Tax-Exempt
           Money and California Tax-Exempt Money Market Funds;
   8.      To approve or disapprove a new fundamental investment
           limitation of the Prime Fund with regard to its industry
           concentration;

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   9.      To ratify or reject the selection of PricewaterhouseCoopers
           LLP as the Company's independent accountants for the fiscal year ending February 28, 1999; and
  10.      The transaction of such other business as may properly come before the meeting or any adjournment.

    At the adjournment of the annual meeting on July 20, 1998, the voting results for each proposal were as follows:

    The voting results for each proposal are shown below:

PACIFIC HORIZON FUNDS, INC. -- ALL FUNDS

                                  TOTAL SHARES           TOTAL                                                ABSTAIN/
                                   OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                                -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 1                      16,453,350,969.00   8,803,335,110.00
 EDWARD S. BOTTUM                                                      8,469,012,940.00        None        334,322,170.00
 WILLIAM P. CARMICHAEL                                                 8,468,803,120.00        None        334,531,990.00
 THOMAS M. COLLINS                                                     8,472,897,540.00        None        330,437,570.00
 DOUGLAS B. FLETCHER                                                   8,473,089,329.00        None        330,245,781.00
 ROBERT E. GREELEY                                                     8,475,491,285.00        None        327,843,225.00
 CORNELIUS J. PINGS                                                    8,473,521,034.00        None        329,806,076.00
PROPOSAL 4                      16,453,350,969.00   8,803,335,110.00   7,332,890,744.00   502,659,743.00   373,195,844.00
PROPOSAL 9                      16,453,350,969.00   8,803,335,091.00   8,429,896,332.00   85,027,748.00    288,411,011.00

                                    BROKER       PASS/
                                   NON VOTE      FAIL
                                --------------   -----
PROPOSAL 1                                       PASS
 EDWARD S. BOTTUM                    None
 WILLIAM P. CARMICHAEL               None
 THOMAS M. COLLINS                   None
 DOUGLAS B. FLETCHER                 None
 ROBERT E. GREELEY                   None
 CORNELIUS J. PINGS                  None
PROPOSAL 4                      594,588,779.00   FAIL
PROPOSAL 9                           None        PASS

PACIFIC HORIZON PRIME FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 2             10,091,450,217.00   5,193,612,901.00   4,893,350,586.00    70,838,075.00   229,424,240.00             None
PROPOSAL 5a            10,091,450,217.00   5,193,612,903.00   4,529,909,034.00   192,779,051.00   230,123,819.00   240,800,999.00
PROPOSAL 5b            10,091,450,217.00   5,193,612,903.00   4,516,832,069.00   206,430,066.00   229,549,769.00   240,800,999.00
PROPOSAL 5c            10,091,450,217.00   5,193,612,903.00   4,547,587,009.00   174,971,810.00   230,253,084.00   240,801,000.00
PROPOSAL 5d            10,091,450,217.00   5,193,612,903.00   4,383,616,953.00   336,697,294.00   232,497,657.00   240,800,999.00
PROPOSAL 5e            10,091,450,217.00   5,193,612,903.00   4,546,707,470.00   174,161,824.00   231,942,610.00   240,800,999.00
PROPOSAL 5f            10,091,450,217.00   5,193,612,903.00   4,529,656,200.00   174,787,337.00   248,368,368.00   240,800,998.00
PROPOSAL 5g            10,091,450,217.00   5,193,612,903.00   4,403,317,285.00   308,751,854.00   240,742,764.00   240,801,000.00
PROPOSAL 6a            10,091,450,217.00   5,193,612,903.00   4,278,030,790.00   437,539,397.00   237,241,716.00   240,801,000.00
PROPOSAL 6b            10,091,450,217.00   5,193,612,903.00   4,385,872,104.00   332,337,982.00   234,601,818.00   240,800,999.00
PROPOSAL 6c            10,091,450,217.00   5,193,612,903.00   4,376,709,949.00   339,551,959.00   236,549,995.00   240,801,000.00
PROPOSAL 6e            10,091,450,217.00   5,193,612,903.00   4,286,105,539.00   429,880,209.00   236,826,156.00   240,800,999.00
PROPOSAL 7             10,091,450,217.00   5,193,612,903.00   4,261,630,456.00   431,457,131.00   259,724,317.00   240,800,999.00
PROPOSAL 8             10,091,450,217.00   5,193,612,903.00   4,231,178,020.00   485,438,219.00   236,195,665.00   240,800,999.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 2             PASS
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6b            PASS
PROPOSAL 6c            PASS
PROPOSAL 6e            PASS
PROPOSAL 7             PASS
PROPOSAL 8             PASS

PACIFIC HORIZON TREASURY FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 2              3,161,979,400.00   1,645,396,029.00   1,548,784,358.00     8,997,588.00    87,614,083.00             None
PROPOSAL 5a             3,161,979,400.00   1,645,396,029.00   1,512,199,311.00    36,493,648.00    71,103,384.00    25,599,686.00
PROPOSAL 5b             3,161,979,400.00   1,645,396,029.00   1,474,592,075.00    74,088,339.00    71,115,929.00    25,599,686.00
PROPOSAL 5c             3,161,979,400.00   1,645,396,029.00   1,472,659,722.00    75,670,030.00    71,466,592.00    25,599,685.00
PROPOSAL 5d             3,161,979,400.00   1,645,396,029.00   1,407,141,939.00   142,191,240.00    70,463,164.00    25,599,686.00
PROPOSAL 5e             3,161,979,400.00   1,645,396,029.00   1,513,385,084.00    36,791,694.00    69,619,566.00    25,599,685.00
PROPOSAL 5f             3,161,979,400.00   1,645,396,029.00   1,472,890,489.00    75,738,185.00    71,167,669.00    25,599,686.00
PROPOSAL 5g             3,161,979,400.00   1,645,396,029.00   1,406,436,091.00   142,650,755.00    70,709,497.00    25,599,686.00
PROPOSAL 6a             3,161,979,400.00   1,645,396,029.00   1,438,593,823.00   116,994,442.00    64,208,078.00    25,599,686.00
PROPOSAL 6b             3,161,979,400.00   1,645,396,029.00   1,504,065,772.00    51,396,520.00    64,334,052.00    25,599,685.00
PROPOSAL 6c             3,161,979,400.00   1,645,396,029.00   1,473,744,635.00    81,982,787.00    64,068,921.00    25,599,686.00
PROPOSAL 6e             3,161,979,400.00   1,645,396,029.00   1,409,848,517.00   145,395,657.00    64,552,170.00    25,599,685.00
PROPOSAL 7              3,161,979,400.00   1,645,396,029.00   1,468,199,155.00    84,025,973.00    67,571,215.00    25,599,686.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 2             PASS
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6b            PASS
PROPOSAL 6c            PASS
PROPOSAL 6e            PASS
PROPOSAL 7             PASS

PACIFIC HORIZON GOVERNMENT FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 2                496,212,095.00     276,852,036.00     252,535,083.00     3,707,555.00    20,609,398.00             None
PROPOSAL 5a               496,212,095.00     276,852,036.00     235,390,745.00     5,907,866.00    19,219,735.00    16,333,690.00
PROPOSAL 5b               496,212,095.00     276,852,036.00     234,498,296.00     6,497,501.00    19,522,550.00    16,333,689.00
PROPOSAL 5c               496,212,095.00     276,852,036.00     217,979,634.00    23,299,229.00    19,239,483.00    16,333,690.00
PROPOSAL 5d               496,212,095.00     276,852,036.00     234,265,255.00     6,822,229.00    19,430,863.00    16,333,689.00
PROPOSAL 5e               496,212,095.00     276,852,036.00     234,356,366.00     7,255,829.00    18,906,151.00    16,333,690.00
PROPOSAL 5f               496,212,095.00     276,852,036.00     233,928,944.00     7,369,579.00    19,219,824.00    16,333,689.00
PROPOSAL 5g               496,212,095.00     276,852,036.00     233,258,094.00     7,468,342.00    19,791,909.00    16,333,691.00
PROPOSAL 6a               496,212,095.00     276,852,036.00     220,533,113.00     8,424,078.00    31,561,155.00    16,333,690.00
PROPOSAL 6e               496,212,095.00     276,852,036.00     221,197,685.00     7,659,115.00    31,661,546.00    16,333,690.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 2             PASS
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6e            PASS

PACIFIC HORIZON TREASURY ONLY FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 2                431,211,217.00     243,328,841.00     237,275,145.00       771,825.00     5,281,871.00             None
PROPOSAL 5a               431,211,217.00     243,328,843.00     170,698,171.00     3,387,015.00     7,375,331.00       61,868,326
PROPOSAL 5b               431,211,217.00     243,328,843.00     170,053,858.00     4,373,412.00     7,033,247.00       61,868,326
PROPOSAL 5c               431,211,217.00     243,328,843.00     170,225,439.00     3,880,163.00     7,354,915.00       61,868,326
PROPOSAL 5d               431,211,217.00     243,328,843.00     169,427,204.00     4,633,235.00     7,400,078.00       61,868,326
PROPOSAL 5e               431,211,217.00     243,328,843.00     170,076,798.00     3,987,746.00     7,395,973.00       61,868,326
PROPOSAL 5f               431,211,217.00     243,328,843.00     170,508,959.00     3,660,850.00     7,290,708.00       61,868,326
PROPOSAL 5g               431,211,217.00     243,328,843.00     170,011,674.00     3,958,236.00     7,490,607.00       61,868,326
PROPOSAL 6a               431,211,217.00     243,328,843.00     169,226,319.00     5,639,993.00     6,594,206.00       61,868,325
PROPOSAL 6e               431,211,217.00     243,328,843.00     169,516,543.00     5,602,814.00     6,341,161.00    61,868,325.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 2             PASS
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6e            PASS

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
BANK NOTES -- 0.8%
DOMESTIC -- 0.8%
 Bank One Wisconsin N.A.................   A1+/P1       5.550%  02/26/99   $ 25,000,000   $    24,983,639
 Key Bank N.A., Monthly Variable Rate
  (final maturity 9/23/98)*.............    A1/P1       5.515%  09/23/98     22,000,000        21,998,563
 U.S. Bank N.A., Monthly Variable Rate
  (final maturity 9/15/99)*.............    A1/P1       5.602%  09/16/98     50,000,000        49,994,884
                                                                                          ---------------
Total Bank Notes (Amortized Cost
  $96,977,086)..........................                                                       96,977,086
                                                                                          ---------------
CERTIFICATES OF DEPOSIT -- 12.3%
DOMESTIC -- 1.0%
 Bankers Trust Company, Daily Variable
  Rate (final maturity 9/11/98)*........    A1/P1       5.640%  09/01/98     25,000,000        24,999,615
 Bankers Trust Company, Weekly Variable
  Rate (final maturity 10/7/98)*........    A1/P1       5.630%  09/01/98     50,000,000        50,000,000
 Crestar Bank...........................    A1/P1       5.920%  10/16/98     50,000,000        49,996,464
                                                                                          ---------------
                                                                                              124,996,079
                                                                                          ---------------
EURO -- 0.4%
 Istituto Bancario San Paolo Di Torino,
  London................................    A1/P1       5.650%  10/06/98     25,000,000        24,998,089
 Svenska Handelsbanken, Inc., London....    A1/P1       5.655%  12/07/98     25,000,000        24,999,841
                                                                                          ---------------
                                                                                               49,997,930
                                                                                          ---------------

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
YANKEE -- 10.9%
 Bank of Tokyo, Mitsubishi, New York....    A1/P1       5.750%  09/11/98   $100,000,000   $   100,000,000
 Banque National de Paris, New York.....    A1/P1       5.710%  10/29/98     50,000,000        50,000,783
 Banque National de Paris, New York.....    A1/P1       5.730%  03/31/99     50,000,000        49,986,158
 Banque Paribas, New York...............    A1/P1       5.660%  03/01/99     90,000,000        89,978,605
 Banque Paribas, New York...............    A1/P1       5.730%  03/29/99     50,000,000        49,986,294
 Bayerische Landesbank Girozentrale, New
  York..................................   A1+/P1       5.635%  03/15/99     75,000,000        74,963,641
 Canadian Imperial Bank of Commerce, New
  York..................................   A1+/P1       5.880%  10/14/98     50,000,000        49,997,183
 Canadian Imperial Bank of Commerce, New
  York..................................   A1+/P1       5.705%  03/30/99     50,000,000        49,979,337
 Credit Suisse First Boston, Weekly
  Variable Rate (final maturity
  8/11/99)*.............................   A1+/P1       5.650%  09/01/98    100,000,000       100,000,000
 Deutsche Bank A.G., New York...........   A1+/P1       5.940%  10/22/98     25,000,000        24,997,997
 Istituto Bancario San Paolo Di Torino,
  New York, Daily Variable Rate (final
  maturity 3/19/99)*....................    A1/P1       5.620%  09/01/98     50,000,000        49,989,360
 Istituto Bancario San Paolo Di Torino,
  New York..............................    A1/P1       5.850%  04/29/99     50,000,000        49,984,274
 Istituto Bancario San Paolo Di Torino,
  New York..............................    A1/P1       5.690%  07/23/99     50,000,000        49,974,409

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
YANKEE -- (CONTINUED)
 National Westminster Bank, PLC New
  York..................................   A1+/P1       5.740%  04/28/99   $ 25,000,000   $    24,981,201
 Royal Bank of Canada, New York.........   A1+/P1       5.630%  02/26/99     50,000,000        49,983,419
 Societe Generale Bank, New York, Daily
  Variable Rate (final maturity
  10/23/98)*............................   A1+/P1       5.590%  09/01/98     50,000,000        49,995,873
 Societe Generale Bank, New York, Daily
  Variable Rate (final maturity
  1/22/99)*.............................   A1+/P1       5.610%  09/01/98     25,000,000        24,995,271
 Societe Generale Bank, New York,
  Monthly Variable Rate (final maturity
  5/7/99)*..............................   A1+/P1       5.567%  09/08/98     25,000,000        24,989,082
 Societe Generale Bank, New York,
  Monthly Variable Rate (final maturity
  6/1/99)*..............................   A1+/P1       5.566%  09/21/98     50,000,000        49,970,976
 Societe Generale Bank, New York........   A1+/P1       5.910%  10/15/98     25,000,000        24,998,559
 Societe Generale Bank, New York........   A1+/P1       5.660%  02/26/99     50,000,000        49,992,988
 Societe Generale Bank, New York........   A1+/P1       5.700%  02/26/99     50,000,000        49,990,655
 Societe Generale Bank, New York........   A1+/P1       5.690%  03/02/99     50,000,000        49,988,058
 Societe Generale Bank, New York........   A1+/P1       5.750%  04/15/99     25,000,000        24,992,589
 Societe Generale Bank, New York........   A1+/P1       5.760%  04/16/99     25,000,000        24,993,301

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
YANKEE -- (CONTINUED)
 Svenska Handelsbanken, New York........    A1/P1       5.750%  04/26/99   $100,000,000   $    99,968,921
                                                                                          ---------------
                                                                                            1,339,678,934
                                                                                          ---------------
Total Certificates of Deposit (Amortized
  Cost $1,514,672,943)..................                                                    1,514,672,943
                                                                                          ---------------
COMMERCIAL PAPER -- 37.7%
DOMESTIC -- 36.9%
ASSET BACKED SECURITIES -- 12.9%
 Aesop Funding Corp.....................    A1/P1       5.650%  09/11/98     49,980,000        49,902,739
 CC USA Inc.............................   A1+/P1       5.520%  09/10/98     37,261,000        37,209,580
 CC USA Inc.............................   A1+/P1       5.570%  09/24/98     36,500,000        36,370,111
 CC USA Inc.............................   A1+/P1       5.540%  09/29/98     25,000,000        24,892,278
 CC USA Inc.............................   A1+/P1       5.550%  10/30/98     47,500,000        47,067,948
 CC USA Inc.............................   A1+/P1       5.530%  11/19/98     30,000,000        29,635,942
 CC USA Inc.............................   A1+/P1       5.530%  11/20/98     30,000,000        29,631,333
 Citibank Capital Markets...............   A1+/P1       5.550%  09/23/98     30,000,000        29,898,250
 Citibank Capital Markets...............   A1+/P1       5.530%  09/28/98     50,000,000        49,792,625
 Citibank Capital Markets...............   A1+/P1       5.540%  11/02/98     50,000,000        49,522,944
 Citibank Capital Markets...............   A1+/P1       5.530%  11/04/98     50,000,000        49,508,444
 Citibank Capital Markets...............   A1+/P1       5.490%  12/21/98     25,000,000        24,577,198
 Corporate Asset Funding Corp., Inc.....   A1+/P1       5.520%  09/09/98     50,000,000        49,938,667
 Falcon Asset Securitization Corp.......    A1/P1       5.580%  09/01/98     17,410,000        17,410,000
 Falcon Asset Securitization Corp.......    A1/P1       5.540%  10/26/98     31,200,000        30,935,927
 Falcon Asset Securitization Corp.......    A1/P1       5.540%  10/27/98     22,765,000        22,568,816

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
COMMERCIAL PAPER -- (CONTINUED)
DOMESTIC -- (CONTINUED)
ASSET BACKED SECURITIES -- (CONTINUED)
 Moat Funding LLC.......................   P1/F1+       5.570%  10/09/98   $ 38,220,000   $    37,995,288
 Moat Funding LLC.......................   P1/F1+       5.560%  10/28/98     32,505,000        32,218,848
 Moat Funding LLC.......................   P1/F1+       5.540%  11/23/98     22,941,000        22,647,980
 Moat Funding LLC.......................   P1/F1+       5.540%  11/24/98    142,480,000       140,638,208
 Moat Funding LLC.......................   P1/F1+       5.540%  11/25/98     71,004,000        70,075,228
 Moat Funding LLC.......................   P1/F1+       5.530%  12/11/98     58,273,000        57,368,911
 Republic Industries Funding Corp.......    A1/P1       5.560%  09/18/98     40,000,000        39,894,978
 Republic Industries Funding Corp.......    A1/P1       5.550%  10/02/98     50,000,000        49,761,042
 Republic Industries Funding Corp.......    A1/P1       5.550%  10/09/98    100,000,000        99,414,167
 Republic Industries Funding Corp.......    A1/P1       5.550%  10/16/98     60,000,000        59,583,750
 Republic Industries Funding Corp.......    A1/P1       5.550%  10/27/98     25,000,000        24,784,167
 Riverwoods Funding Corp................   A1+/P1       5.540%  09/17/98     50,000,000        49,876,889
 Sigma Finance Inc......................   A1+/P1       5.520%  10/08/98     50,000,000        49,716,333
 Sigma Finance Inc......................   A1+/P1       5.520%  10/19/98     25,000,000        24,816,000
 Sigma Finance Inc......................   A1+/P1       5.560%  11/09/98     50,000,000        49,467,167
 Sigma Finance Inc......................   A1+/P1       5.530%  11/30/98     50,000,000        49,308,750
 World Omni Vehicle Leasing Inc.........    A1/P1       5.550%  09/11/98     50,000,000        49,922,917
 World Omni Vehicle Leasing Inc.........    A1/P1       5.550%  10/07/98     27,161,000        27,010,256
 World Omni Vehicle Leasing Inc.........    A1/P1       5.550%  10/16/98     25,000,000        24,826,562
 World Omni Vehicle Leasing Inc.........    A1/P1       5.540%  10/20/98     50,000,000        49,622,972
                                                                                          ---------------
                                                                                            1,587,813,215
                                                                                          ---------------

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
COMMERCIAL PAPER -- (CONTINUED)
DOMESTIC -- (CONTINUED)
AUTOMOBILES -- 1.8%
 Daimler-Benz North America Corp........    A1/P1       5.510%  09/24/98   $ 74,500,000   $    74,237,977
 Hertz Corporation......................    P1/F1       5.550%  10/01/98     50,000,000        49,768,750
 Hertz Corporation......................    P1/F1       5.550%  10/02/98     50,000,000        49,761,042
 Hertz Corporation......................    P1/F1       5.520%  12/11/98     50,000,000        49,225,667
                                                                                          ---------------
                                                                                              222,993,436
                                                                                          ---------------
AUTOMOTIVE PARTS AND EQUIPMENT -- 0.8%
 Johnson Controls Inc...................    P1/F1       5.590%  09/17/98     50,000,000        49,875,667
 Johnson Controls Inc...................    P1/F1       5.580%  09/29/98     25,000,000        24,891,500
 Johnson Controls Inc...................    P1/F1       5.580%  09/30/98     20,000,000        19,910,019
                                                                                          ---------------
                                                                                               94,677,186
                                                                                          ---------------
BANKING & FINANCE -- 6.6%
 Associate Financial Services Company of
  Puerto Rico...........................    A1/P1       5.560%  09/24/98     17,900,000        17,836,415
 Bankers Trust, New York, Daily Variable
  Rate (final maturity 9/4/98)*.........    A1/P1       5.680%  09/01/98     25,000,000        25,000,000
 Bankers Trust, New York, Daily Variable
  Rate (final maturity 9/4/98)*.........    A1/P1       5.760%  09/01/98     50,000,000        50,000,000
 Bankers Trust, New York................    A1/P1       5.520%  10/21/98     50,000,000        49,616,667
 BHF Finance (Delaware), Inc............   P1/TBW1      5.530%  11/25/98     50,000,000        49,347,153
 General Electric Capital Corp..........   A1+/P1       5.850%  09/01/98    150,000,000       150,000,000
 General Electric Capital Corp..........   A1+/P1       5.530%  09/09/98    100,000,000        99,877,111
 General Electric Capital Corp..........   A1+/P1       5.540%  10/21/98     50,000,000        49,615,278
 General Electric Capital Corp..........   A1+/P1       5.480%  12/29/98     50,000,000        49,094,278
 General Electric Capital Services......   A1+/P1       5.540%  10/16/98     50,000,000        49,653,750

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
COMMERCIAL PAPER -- (CONTINUED)
DOMESTIC -- (CONTINUED)
BANKING & FINANCE -- (CONTINUED)
 General Electric Capital Services......   A1+/P1       5.480%  12/29/98   $ 50,000,000   $    49,094,278
 Generale Bank Inc......................    A1/P1       5.530%  10/21/98     25,000,000        24,807,986
 Household International, Inc...........    A1/D1       5.560%  10/01/98     50,000,000        49,768,333
 National Australia Funding, Inc........   A1+/P1       5.480%  12/29/98     50,000,000        49,095,104
 National Bank of Canada................    A1/P1       5.490%  12/28/98     50,000,000        49,101,069
                                                                                          ---------------
                                                                                              811,907,422
                                                                                          ---------------
BROKERAGE SERVICES -- 6.0%
 Bear Stearns Companies, Inc............    A1/P1       5.490%  12/18/98    100,000,000        98,353,000
 Lehman Brothers Holdings, Inc..........    A1/F1       5.550%  11/18/98     50,000,000        49,398,750
 Lehman Brothers Holdings, Inc.,
  Quarterly Variable Rate (final
  maturity 5/21/99)*....................    A1/F1       5.687%  11/24/98    100,000,000       100,000,000
 Lehman Brothers Holdings, Inc., Weekly
  Variable Rate (final maturity
  1/19/99)*.............................    A1/F1       5.760%  09/01/98     50,000,000        50,000,000
 Lehman Brothers Holdings, Inc., Weekly
  Variable Rate (final maturity
  5/7/99)*..............................    A1/F1       5.700%  09/01/98    100,000,000       100,000,000
 Merrill Lynch & Co., Inc...............   A1+/P1       5.520%  09/04/98     50,000,000        49,976,979
 Merrill Lynch & Co., Inc...............   A1+/P1       5.520%  10/21/98    100,000,000        99,233,333
 Salomon Smith Barney Holdings, Inc.....    A1/P1       5.530%  11/04/98    100,000,000        99,016,889

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
COMMERCIAL PAPER -- (CONTINUED)
DOMESTIC -- (CONTINUED)
BROKERAGE SERVICES -- (CONTINUED)
 Salomon Smith Barney Holdings, Inc.....    A1/P1       5.520%  11/18/98   $ 50,000,000   $    49,402,000
 Salomon Smith Barney Holdings, Inc.....    A1/P1       5.500%  12/04/98     50,000,000        49,281,944
                                                                                          ---------------
                                                                                              744,662,895
                                                                                          ---------------
CONGLOMERATES -- 2.4%
 B.A.T. Capital Corporation.............    P1/F1       5.650%  09/22/98    100,000,000        99,670,417
 B.A.T. Capital Corporation.............    P1/F1       5.650%  09/23/98    150,000,000       149,482,083
 B.A.T. Capital Corporation.............    P1/F1       5.620%  10/01/98     50,000,000        49,765,833
                                                                                          ---------------
                                                                                              298,918,333
                                                                                          ---------------
ELECTRONICS -- 0.5%
 Hitachi America, Ltd...................   A1+/P1       5.510%  11/10/98     17,000,000        16,817,864
 Hitachi America, Ltd...................   A1+/P1       5.520%  11/30/98     20,000,000        19,724,000
 Hitachi America, Ltd...................   A1+/P1       5.500%  12/16/98     20,000,000        19,676,111
                                                                                          ---------------
                                                                                               56,217,975
                                                                                          ---------------
INSURANCE -- 2.0%
 Aetna Services Inc.....................    A1/D1       5.560%  10/09/98     95,000,000        94,441,954
 Safeco Credit Company..................    A1/D1       5.570%  10/07/98     20,000,000        19,888,600
 Safeco Credit Company..................    A1/D1       5.540%  11/17/98     49,320,000        48,735,585
 Safeco Credit Company..................    A1/D1       5.530%  11/25/98     35,000,000        34,542,594
 Safeco Credit Company..................    A1/D1       5.520%  12/03/98     50,000,000        49,287,000
                                                                                          ---------------
                                                                                              246,895,733
                                                                                          ---------------
OIL PRODUCTION -- 1.6%
 Atlantic Richfield Co..................    A1/P1       5.540%  09/14/98    200,000,000       199,599,889
                                                                                          ---------------

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
COMMERCIAL PAPER -- (CONTINUED)
DOMESTIC -- (CONTINUED)
RELOCATION SERVICES -- 0.6%
 PHH Corporation........................    A1/P1       5.720%  10/01/98   $ 25,000,000   $    24,880,833
 PHH Corporation........................    A1/P1       5.630%  12/16/98     50,000,000        49,171,139
                                                                                          ---------------
                                                                                               74,051,972
                                                                                          ---------------
SOVEREIGN ISSUES -- 0.5%
 Government Development Bank of Puerto
  Rico..................................  A1+/TBW1      5.550%  10/16/98     24,400,000        24,230,725
 Government Development Bank of Puerto
  Rico..................................  A1+/TBW1      5.530%  11/10/98     43,164,000        42,699,447
                                                                                          ---------------
                                                                                               66,930,172
                                                                                          ---------------
UTILITIES -- 1.2%
 Duke Capital Corp......................    A1/F1       5.540%  09/11/98     25,000,000        24,961,528
 Duke Capital Corp......................    A1/F1       5.550%  10/20/98     25,000,000        24,811,146
 Duke Capital Corp......................    A1/F1       5.540%  10/29/98     40,000,000        39,642,978
 Duke Capital Corp......................    A1/F1       5.540%  11/13/98     30,000,000        29,662,983
 Duke Capital Corp......................    A1/F1       5.530%  11/24/98     25,000,000        24,677,417
                                                                                          ---------------
                                                                                              143,756,052
                                                                                          ---------------
Total Domestic..........................                                                    4,548,424,280
                                                                                          ---------------
FOREIGN -- 0.8%
 Food and Beverages -- 0.8%
 Diageo Capital PLC.....................    A1/P1       5.510%  09/29/98     50,000,000        49,785,722
 Diageo Capital PLC.....................    A1/P1       5.490%  12/01/98     50,000,000        49,306,125
                                                                                          ---------------
Total Foreign...........................                                                       99,091,847
                                                                                          ---------------
Total Commercial Paper (Amortized Cost
  $4,647,516,127).......................                                                    4,647,516,127
                                                                                          ---------------

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
CORPORATE OBLIGATIONS -- 16.7%
ASSET BACKED SECURITIES -- 2.0%
 CC USA, Inc............................   A1+/P1       5.800%  04/09/99   $ 50,000,000   $    50,000,000
 Racers Series 1998, Monthly Variable
  Rate (final maturity 3/31/99)*........   A1+/P1       5.656%  09/30/98     43,280,000        43,277,691
 Sigma Finance Inc., Weekly Variable
  Rate (final maturity 7/19/99)*........   A1+/P1       5.630%  09/01/98     50,000,000        50,000,000
 Sigma Finance Inc., Weekly Variable
  Rate (final maturity 8/26/99)*........   A1+/P1       5.750%  09/02/98     50,000,000        50,000,000
 Sigma Finance Inc......................   A1+/P1       5.760%  03/31/99     25,000,000        25,000,000
 Sigma Finance Inc......................   A1+/P1       5.775%  03/31/99     25,000,000        25,000,000
                                                                                          ---------------
                                                                                              243,277,691
                                                                                          ---------------
AUTOMOBILES -- 2.3%
 American Honda Finance Corp., Quarterly
  Variable Rate (final maturity
  1/20/99)*.............................    A1/P1       5.687%  10/20/98     25,000,000        25,000,000
 American Honda Finance Corp., Quarterly
  Variable Rate (final maturity
  1/21/99)*.............................    A1/P1       5.687%  10/21/98     50,000,000        49,998,055
 American Honda Finance Corp., Quarterly
  Variable Rate (final maturity
  4/20/99)*.............................    A1/P1       5.668%  10/20/98     65,000,000        65,000,000
 American Honda Finance Corp., Quarterly
  Variable Rate (final maturity
  4/26/99)*.............................    A1/P1       5.658%  10/26/98     25,000,000        24,998,386

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
CORPORATE OBLIGATIONS -- (CONTINUED)
AUTOMOBILES -- (CONTINUED)
 American Honda Finance Corp., Quarterly
  Variable Rate (final maturity
  6/16/99)*.............................    A1/P1       5.668%  09/16/98   $ 50,000,000   $    50,000,000
 American Honda Finance Corp., Quarterly
  Variable Rate (final maturity
  6/25/99)*.............................    A1/P1       5.668%  09/25/98     25,000,000        25,000,000
 General Motors Acceptance Corp.,
  Quarterly Variable Rate (final
  maturity 9/3/98)*.....................    A1/P1       5.668%  09/03/98     46,393,000        46,393,031
                                                                                          ---------------
                                                                                              286,389,472
                                                                                          ---------------
BANKING & FINANCE -- 7.1%
 Banco Popular de Puerto Rico, Quarterly
  Variable Rate (final maturity
  1/15/99)*.............................   D1+/P1       5.867%  10/21/98     25,000,000        25,014,152
 Bank of Scotland, PLC, Quarterly
  Variable Rate (final maturity
  9/22/98)*.............................    A1/P1       5.587%  09/22/98     25,000,000        24,999,443
 Bankers Trust New York Corp., Quarterly
  Variable Rate (final maturity
  8/6/99)*..............................    A1/P1       5.660%  11/06/98    100,000,000        99,990,712
 Bankers Trust New York Corp., Monthly
  Variable Rate (final maturity
  2/10/99)*.............................    A1/P1       5.602%  09/10/98    105,000,000       104,981,559
 Beneficial Corporation, Weekly Variable
  Rate (final maturity 9/9/98)*.........    A1/P1       5.400%  09/09/98     50,000,000        49,997,303

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
CORPORATE OBLIGATIONS -- (CONTINUED)
BANKING & FINANCE -- (CONTINUED)
 Compaigne Bancaire USA Funding, Weekly
  Variable Rate (final maturity
  10/1/98)*.............................    A1/P1       5.580%  09/01/98   $ 50,000,000   $    50,000,000
 Compaigne Bancaire USA Funding, Weekly
  Variable Rate (final maturity
  10/1/98)*.............................    A1/P1       5.580%  09/01/98     25,000,000        24,999,589
 Compagnie Bancaire USA Funding, Weekly
  Variable Rate (final maturity
  11/25/98)*............................    A1/P1       5.700%  09/01/98     50,000,000        50,000,000
 Countrywide Home Loans Inc., Daily
  Variable Rate (final maturity
  7/26/99)*.............................    A1/F1       5.690%  09/01/98    100,000,000       100,000,000
 Countrywide Home Loans Inc., Daily
  Variable Rate (final maturity
  7/26/99)*.............................    A1/F1       5.690%  09/01/98     50,000,000        50,000,000
 Countrywide Home Loans Inc., Quarterly
  Variable Rate (final maturity
  8/30/99)*.............................    A1/F1       5.687%  11/30/98    100,000,000       100,000,000
 Household Finance Corp., Monthly
  Variable Rate (final maturity
  9/15/98)*.............................    A1/P1       5.691%  09/15/98     50,000,000        50,001,606
 Household Finance Corp., Monthly
  Variable Rate (final maturity
  1/19/99)*.............................    A1/P1       5.615%  09/21/98     25,000,000        25,000,000
 Household Finance Corp., Monthly
  Variable Rate (final maturity
  1/21/99)*.............................    A1/P1       5.618%  09/21/98     25,000,000        25,000,000

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
CORPORATE OBLIGATIONS -- (CONTINUED)
BANKING & FINANCE -- (CONTINUED)
 Household Finance Corp., Monthly
  Variable Rate (final maturity
  3/29/99)*.............................    A1/P1       5.556%  09/29/98   $ 25,000,000   $    24,990,129
 Household Finance Corp., Quarterly
  Variable Rate (final maturity
  3/9/99)*..............................    A1/P1       5.637%  09/09/98     50,000,000        50,000,000
 Household Finance Corp., Quarterly
  Variable Rate (final maturity
  4/8/99)*..............................    A1/P1       5.838%  10/08/98     20,000,000        20,020,294
                                                                                          ---------------
                                                                                              874,994,787
                                                                                          ---------------
BROKERAGE SERVICES -- 2.6%
 Bear Stearns Companies, Inc., Monthly
  Variable Rate (final maturity
  3/17/99)*.............................    A1/P1       5.611%  09/17/98    100,000,000       100,000,000
 Credit Suisse First Boston, Inc.,
  Weekly Variable Rate (final maturity
  7/30/99)*.............................   A1+/P1       5.630%  09/01/98    100,000,000       100,000,000
 Lehman Brothers Holdings, Inc., Monthly
  Variable Rate (final maturity
  7/23/99)*.............................    A1/F1       5.695%  09/21/98     50,000,000        50,000,000
 Lehman Brothers Holdings, Inc.,
  Quarterly Variable Rate (final
  maturity 2/12/99)*....................    A1/F1       5.717%  11/12/98     25,000,000        25,000,000
 Merrill Lynch & Co., Inc., Daily
  Variable Rate (final maturity
  11/23/98)*............................   A1+/P1       5.700%  09/01/98     25,000,000        25,000,000

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
CORPORATE OBLIGATIONS -- (CONTINUED)
BROKERAGE SERVICES -- (CONTINUED)
 Merrill Lynch & Co., Inc., Daily
  Variable Rate (final maturity
  12/9/98)*.............................   A1+/P1       5.660%  09/01/98   $ 25,000,000   $    24,999,324
                                                                                          ---------------
                                                                                              324,999,324
                                                                                          ---------------
LEASING -- 0.2%
 Sanwa Business Credit Corp., Daily
  Variable Rate (final maturity
  9/18/98)*.............................    P1/D1       5.720%  09/01/98     25,000,000        25,000,000
                                                                                          ---------------
RELOCATION SERVICES -- 2.5%
 PHH Corporation, Daily Variable Rate
  (final maturity 10/06/98)*............    A1/P1       5.680%  09/01/98     45,000,000        44,991,477
 PHH Corporation, Daily Variable Rate
  (final maturity 10/15/98)*............    A1/P1       5.630%  09/01/98     40,000,000        39,991,293
 PHH Corporation, Monthly Variable Rate
  (final maturity 9/25/98)*.............    A1/P1       5.588%  09/25/98     36,000,000        35,996,933
 PHH Corporation, Quarterly Variable
  Rate (final maturity 10/16/98)*.......    A1/P1       5.587%  10/16/98     35,000,000        34,992,897
 PHH Corporation, Quarterly Variable
  Rate (final maturity 10/30/98)*.......    A1/P1       5.587%  10/30/98     50,000,000        49,984,118

---------------
See Notes to Financial Statements.

                                            RATINGS
                                          ASSIGNED BY                                        AMORTIZED
                                          N.R.S.R.O.            MATURITY    PRINCIPAL          COST
              DESCRIPTION                 (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
              -----------                 -----------   ----    --------    ---------        ---------
CORPORATE OBLIGATIONS -- (CONTINUED)
RELOCATION SERVICES -- (CONTINUED)
 PHH Corporation, Quarterly Variable
  Rate (final maturity 8/24/99)*........    A1/P1       5.817%  11/24/98   $100,000,000   $   100,000,000
                                                                                          ---------------
                                                                                              305,956,718
                                                                                          ---------------
Total Corporate Obligations (Amortized
  Cost $2,060,617,992)..................                                                    2,060,617,992
                                                                                          ---------------
MASTER NOTES -- 7.3%
 Goldman Sachs Group L.P. (final
  maturity 10/13/98)*...................   A1+/P1       5.952%  09/01/98    400,000,000       400,000,000
 Morgan Stanley, Dean Witter, Discover
  Group (final maturity 12/18/98)*......    A1/P1       5.938%  09/01/98    500,000,000       500,000,000
                                                                                          ---------------
Total Master Notes (Amortized Cost
  $900,000,000).........................                                                      900,000,000
                                                                                          ---------------
REPURCHASE AGREEMENTS -- 25.7%
 First Chicago Capital Markets, Inc.,
  dated 8/31/98, with a maturity value
  of $200,032,389 (Collateralized by
  $198,715,000, various U.S. Government
  Obligations, 5.25%-5.875%, 11/15/99-
  5/15/08, market value --
  $204,000,408).........................                5.830%  09/01/98    200,000,000       200,000,000

---------------
See Notes to Financial Statements.

                                                                                             AMORTIZED
                                                                MATURITY    PRINCIPAL          COST
              DESCRIPTION                               RATE      DATE        AMOUNT         (NOTE 2)
              -----------                               ----    --------    ---------        ---------
REPURCHASE AGREEMENTS -- (CONTINUED)
 Goldman Sachs & Co, dated 8/31/98, with
  a maturity value of $350,056,583
  (Collateralized by $523,710,262, vari-
  ous U.S. Government Obligations,
  5.00%-10.00%, 3/1/99-8/1/28, market
  value -- $357,000,000)................                5.820%  09/01/98   $350,000,000   $   350,000,000
 J.P. Morgan Securities, Inc., dated
  8/31/98, with a maturity value of
  $500,080,972 (Collateralized by
  $501,664,000,various U.S. Government
  Obligations, 0.00%-7.90%, 9/4/98-
  7/30/08, market value --
  $510,000,573).........................                5.830%  09/01/98    500,000,000       500,000,000
 NationsBanc Montgomery Securities,
  dated 8/31/98, with a maturity value
  of $550,089,069 (Collateralized by
  $609,608,457, FannieMae, 6.50%-7.00%,
  9/1/11-1/1/13, market value --
  $561,000,000).........................                5.830%  09/01/98    550,000,000       550,000,000

---------------
See Notes to Financial Statements.

                                                                                             AMORTIZED
                                                                MATURITY    PRINCIPAL          COST
              DESCRIPTION                               RATE      DATE        AMOUNT         (NOTE 2)
              -----------                               ----    --------    ---------        ---------
REPURCHASE AGREEMENTS -- (CONTINUED)
 Nomura Securities International, Inc.,
  dated 8/31/98, with a maturity value
  of $481,457,224 (Collateralized by
  $630,463,740, FannieMae, 6.00%-8.50%,
  market value -- $491,006,580).........                5.850%  09/01/98   $481,379,000   $   481,379,000
 Prudential Securities, Inc., dated
  8/31/98, with a maturity value of
  $525,085,021 (Collateralized by
  $605,091,817, various U.S. Govern-
  ment Obligations, 0.00%-12.00%,
  9/14/98-8/1/28, market value --
  $535,500,852).........................                5.830%  09/01/98    525,000,000       525,000,000
 Salomon Brothers, Inc., dated 8/31/98,
  with a maturity value of $500,080,972
  (Collateralized by $658,996,689, Fan-
  nieMae, 6.00%-11.50%, 1/1/04-8/1/28,
  market value -- $510,959,964).........                5.830%  09/01/98    500,000,000       500,000,000

---------------
See Notes to Financial Statements.

                                                                                             AMORTIZED
                                                                MATURITY    PRINCIPAL          COST
              DESCRIPTION                               RATE      DATE        AMOUNT         (NOTE 2)
              -----------                               ----    --------    ---------        ---------
REPURCHASE AGREEMENTS -- (CONTINUED)
 The Bank of New York, Inc., dated
  8/31/98, with a maturity value of
  $63,960,339 (Collateralized by
  $62,676,710, various U.S. Government
  Obligations, 5.625%-7.875%, 11/30/99-
  7/1/28, market value -- $65,229,850)..                5.820%  09/01/98   $ 63,950,000   $    63,950,000
                                                                                          ---------------
Total Repurchase Agreements
 (Amortized Cost $3,170,329,000)........                                                    3,170,329,000
                                                                                          ---------------
TOTAL INVESTMENTS -- 100.4%
 (AMORTIZED COST $12,390,113,148)(a)....                                                   12,390,113,148
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (0.4%)................................                                                      (49,706,410)
                                                                                          ---------------
NET ASSETS -- 100.0%....................                                                  $12,340,406,738
                                                                                          ===============

---------------
Percentages indicated are based on net assets of $12,340,406,738.
(a) Cost for Federal income tax and financial reporting purposes are substantially the same.
PLC -- Public Liability Company.
N.R.S.R.O. Nationally Recognized Statistical Ratings Organization. Rating agencies that are included within the N.R.S.R.O. category are: S&P, Moody's, Fitch Investors Services, Duff & Phelps, IBCA, and Thomsons Bank Watch.

          A1 --  Highest rating assigned by S&P and IBCA.
          P1 --  Highest rating assigned by Moody's.
          F1 --  Highest rating assigned by Fitch Investors.
          D1 --  Highest rating assigned by Duff.
         TBW1 -- Highest rating assigned by Thomsons Bank Watch.

Note: S&P and Moody's ratings have been used, unless another service has assigned the security a higher rating.
* Variable rate security. Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                          AMORTIZED
                                              MATURITY    PRINCIPAL          COST
            DESCRIPTION               RATE      DATE        AMOUNT         (NOTE 2)
            -----------               ----    --------    ---------       ---------
U.S. TREASURY OBLIGATIONS -- 32.4%
U.S. TREASURY BILL -- 15.4%
  U.S. Treasury Bill................  5.520%* 09/15/98   $500,000,000   $  498,942,028
                                                                        --------------
U.S. TREASURY NOTES -- 17.0%
  U.S. Treasury Note................  6.375%  01/15/99     25,000,000       25,073,276
  U.S. Treasury Note................  5.875%  01/31/99    150,000,000      150,172,216
  U.S. Treasury Note................  8.875%  02/15/99     50,000,000       50,725,653
  U.S. Treasury Note................  5.500%  02/28/99     25,000,000       24,994,255
  U.S. Treasury Note................  5.875%  02/28/99    250,000,000      250,364,918
  U.S. Treasury Note................  6.375%  04/30/99     25,000,000       25,132,571
  U.S. Treasury Note................  6.500%  04/30/99     25,000,000       25,150,866
                                                                        --------------
                                                                           551,613,755
                                                                        --------------
Total U.S. Treasury Obligations
  (Amortized Cost $1,050,555,783)...                                     1,050,555,783
                                                                        --------------
REPURCHASE AGREEMENTS -- 68.0%
  Barclays Capital, Inc., dated
    8/31/98, with a maturity value
    of $145,023,281 (Collateralized
    by $146,165,000, U.S. Treasury
    Note, 5.375%, 7/31/00, market
    value -- $147,900,249)..........  5.780%  09/01/98    145,000,000      145,000,000
  CIBC Oppenheimer, Corp., dated
    8/31/98, with a maturity value
    of $145,023,240 (Collateralized
    by $141,200,000, U.S. Treasury
    Obligations, 0.00%-8.125%,
    2/28/99-8/15/25, market value --
    $147,904,151)...................  5.770%  09/01/98    145,000,000      145,000,000
  Credit Suisse First Boston, Corp.,
    dated 8/31/98, with a maturity
    value of $400,064,444
    (Collateralized by $764,479,000,
    U.S. Treasury Notes, 0.00%,
    8/15/01-8/15/12, market value --
    $414,420,850)...................  5.800%  09/01/98    400,000,000      400,000,000

---------------
See Notes to Financial Statements.

                                                                          AMORTIZED
                                              MATURITY    PRINCIPAL          COST
            DESCRIPTION               RATE      DATE        AMOUNT         (NOTE 2)
            -----------               ----    --------    ---------       ---------
REPURCHASE AGREEMENTS -- (CONTINUED)
  Goldman Sachs & Co., dated
    8/31/98, with a maturity value
    of $400,064,111 (Collateralized
    by $363,149,000, U.S. Treasury
    Obligations, 0.00%-12.75%,
    12/3/98-5/15/21, market value --
    $408,001,080)...................  5.770%  09/01/98   $400,000,000   $  400,000,000
  HSBC Securities, Inc., dated
    8/31/98, with a maturity value
    of $145,023,281 (Collateralized
    by $212,337,000, U.S. Treasury
    Notes, 0.00%, 11/15/98-5/15/13,
    market value -- $147,902,575)...  5.780%  09/01/98    145,000,000      145,000,000
  J.P. Morgan Securities, Inc.,
    dated 8/31/98, with a maturity
    value of $145,023,281
    (Collateralized by $148,376,000,
    U.S. Treasury Obligations,
    0.00%-6.625%, 11/15/99-11/15/05,
    market value -- $147,900,339)...  5.780%  09/01/98    145,000,000      145,000,000
  Lehman Brothers, Inc., dated
    8/31/98, with a maturity value
    of $84,405,948 (Collateralized
    by $117,218,000, U.S. Treasury
    Notes, 0.00%, 2/15/99-8/15/12,
    market value -- $86,080,113)....  5.950%  09/01/98     84,392,000       84,392,000
  Merrill Lynch Government
    Securities, Inc., dated 8/31/98,
    with a maturity value of
    $145,023,160 (Collateralized by
    $142,307,000, U.S. Treasury
    Obligations, 5.625%-6.625%,
    11/30/99-8/15/07, market
    value -- $147,902,997)..........  5.750%  09/01/98    145,000,000      145,000,000
  Morgan Stanley & Co., dated
    8/31/98, with a maturity value
    of $145,023,281 (Collateralized
    by $154,690,000, U.S. Treasury
    Bill, 0.00%, 6/24/99, market
    value -- $148,579,745)..........  5.780%  09/01/98    145,000,000      145,000,000

---------------
See Notes to Financial Statements.

                                                                          AMORTIZED
                                              MATURITY    PRINCIPAL          COST
            DESCRIPTION               RATE      DATE        AMOUNT         (NOTE 2)
            -----------               ----    --------    ---------       ---------
REPURCHASE AGREEMENTS -- (CONTINUED)
  Nomura Securities International,
    Inc., dated 8/31/98, with a
    maturity value of $300,048,083
    (Collateralized by $503,593,000,
    U.S. Treasury Notes,
    0.00%-6.25%, 6/30/00-8/15/13,
    market value -- $306,000,671)...  5.770%  09/01/98   $300,000,000   $  300,000,000
  Salomon Brothers, Inc., dated
    8/31/98, with a maturity value
    of $145,023,240 (Collateralized
    by $147,383,000, U.S. Treasury
    Note, 5.125%, 8/31/00, market
    value -- $147,935,681)..........  5.770%  09/01/98    145,000,000      145,000,000
  The Bank of New York, dated
    8/31/98, with a maturity value
    of $10,001,606 (Collateralized
    by $8,719,000, U.S. Treasury
    Note, 7.875%, 11/15/04, market
    value -- $10,201,112 )..........  5.780%  09/01/98     10,000,000       10,000,000
                                                                        --------------
Total Repurchase Agreements
(Amortized Cost $2,209,392,000).....                                     2,209,392,000
                                                                        --------------
TOTAL INVESTMENTS -- 100.4%
(AMORTIZED COST $3,259,947,783)(a)..                                     3,259,947,783
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.4%)..................                                       (12,395,240)
                                                                        --------------
NET ASSETS -- 100.0%................                                    $3,247,552,543
                                                                        ==============

---------------

Percentages indicated are based on net assets of $3,247,552,543.
(a) Cost for Federal income tax and financial reporting purposes are substantially the same.
* Rate represents effective yield at date of purchase.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                            AMORTIZED
                                                   MATURITY    PRINCIPAL       COST
               DESCRIPTION                 RATE      DATE       AMOUNT       (NOTE 2)
               -----------                 -----   --------   -----------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 57.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS (DISCOUNT) -- 25.4%
 FannieMae...............................  5.510%+ 09/23/98   $18,565,000  $ 18,503,308
 FannieMae...............................  5.510%+ 09/25/98    10,000,000     9,963,767
 FannieMae...............................  5.510%+ 09/28/98     5,600,000     5,577,131
 FannieMae...............................  5.510%+ 10/26/98    10,000,000     9,916,965
 FannieMae...............................  5.510%+ 11/20/98    25,000,000    24,698,333
 Federal Home Loan Mortgage Corporation..  5.510%+ 09/25/98    10,000,000     9,963,833
 Federal Home Loan Mortgage Corporation..  5.510%+ 10/09/98    25,000,000    24,856,603
 Federal Home Loan Mortgage Corporation..  5.510%+ 10/13/98    10,000,000     9,936,533
                                                                           ------------
Total U.S. Government Agency Obligations
  (Discount).............................                                   113,416,473
                                                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (FIXED) -- 24.5%
 FannieMae...............................  5.710%  09/09/98     5,000,000     4,999,842
 FannieMae...............................  6.090%  10/02/98     5,325,000     5,326,637
 FannieMae...............................  5.910%  10/16/98     5,000,000     5,001,372
 FannieMae...............................  5.680%  10/23/98     5,000,000     5,000,082
 FannieMae...............................  5.050%  11/10/98    11,245,000    11,232,013
 FannieMae...............................  9.550%  03/10/99     3,000,000     3,060,432
 FannieMae...............................  5.570%  05/07/99     5,000,000     4,994,191
 FannieMae...............................  5.490%  08/03/99     5,000,000     4,993,887
 Federal Farm Credit Bank................  5.750%  09/11/98     5,000,000     4,999,869
 Federal Farm Credit Bank................  5.600%  10/01/98     5,000,000     5,000,190
 Federal Farm Credit Bank................  5.700%  11/03/98     5,000,000     4,999,326
 Federal Home Loan Bank..................  5.700%  09/10/98     5,000,000     4,999,843
 Federal Home Loan Bank..................  5.710%  10/01/98     9,915,000     9,914,779
 Federal Home Loan Bank..................  5.690%  10/02/98     2,500,000     2,499,826
 Federal Home Loan Bank..................  5.800%  10/27/98     5,000,000     4,999,701
 Federal Home Loan Bank..................  5.335%  01/11/99     8,400,000     8,389,857
 Federal Home Loan Bank..................  5.723%  05/05/99     5,000,000     4,998,807
 Federal Home Loan Bank..................  5.718%  05/06/99     5,000,000     4,998,638
 Federal Home Loan Mortgage Corporation..  5.600%  04/21/99     5,000,000     4,997,242

---------------
See Notes to Financial Statements.

                                                                            AMORTIZED
                                                   MATURITY    PRINCIPAL       COST
               DESCRIPTION                 RATE      DATE       AMOUNT       (NOTE 2)
               -----------                 -----   --------   -----------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
U.S. GOVERNMENT AGENCY OBLIGATIONS (FIXED) -- (CONTINUED)
 Tennessee Valley Authority Note.........  5.950%  09/15/98   $ 3,770,000  $  3,770,335
                                                                           ------------
Total U.S. Government Agency Obligations
  (Fixed)................................                                   109,176,869
                                                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (VARIABLE) -- 7.8%
 FannieMae, Weekly Variable Rate (final
  maturity 10/20/98)*....................  5.515%  09/01/98    20,000,000    19,998,832
 Federal Home Loan Bank, Weekly Varia-
  ble Rate (final maturity 8/12/99)*.....  5.488%  09/02/98    15,000,000    14,992,718
                                                                           ------------
Total U.S. Government Agency Obligations
  (Variable).............................                                    34,991,550
                                                                           ------------
Total U.S. Government Agency Obligations
  (Amortized Cost $257,584,892)..........                                   257,584,892
                                                                           ------------
REPURCHASE AGREEMENTS -- 42.2%
 NationsBanc Montgomery Securities, dated
  8/31/98, with a maturity value of
  $50,008,097 (Collateralized by
  $61,258,747, FannieMae, 7.50%, 5/1/12,
  market value -- $51,000,000)...........  5.830%  09/01/98    50,000,000    50,000,000
 Nomura Securities International, Inc.,
  dated 8/31/98, with a maturity value of
  $68,632,151 (Collateralized by
  $77,490,258, FannieMae, 6.00%-8.50%,
  8/1/13-8/1/28, market
  value -- $69,993,420)..................  5.850%  09/01/98    68,621,000    68,621,000
 Prudential Securities, Inc., dated
  8/31/98, with a maturity value of
  $50,008,097 (Collateralized by
  $74,555,330, various U.S. Government
  Obligations, 0.00%-11.00%,
  9/3/98-8/20/28, market
  value -- $51,000,355)..................  5.830%  09/01/98    50,000,000    50,000,000
 Salomon Brothers, Inc., dated 8/31/98,
  with a maturity value of $20,003,239
  (Collateralized by $21,703,715, Fan-
  nieMae, 6.00%-7.00%, 8/1/13-3/1/28,
  market value -- $20,404,552)...........  5.830%  09/01/98    20,000,000    20,000,000
                                                                           ------------
Total Repurchase Agreements
  (Amortized Cost $188,621,000)..........                                   188,621,000
                                                                           ------------

---------------
See Notes to Financial Statements.

                                                               AMORTIZED
                                                                  COST
                                                                (NOTE 2)
                                                              ------------
TOTAL INVESTMENTS -- 99.9%
  (AMORTIZED COST
  $446,205,892)(a)..........................................  $446,205,892
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.......................................       360,732
                                                              ------------
NET ASSETS -- 100.0%........................................  $446,566,624
                                                              ============

---------------

Percentages indicated are based on net assets of $446,566,624.
(a) Cost for Federal income tax and financial reporting purposes are substantially the same.
+  Rate represents effective yield at date of purchase.
* Variable rate security. Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                          AMORTIZED
                                              MATURITY    PRINCIPAL          COST
            DESCRIPTION               RATE      DATE        AMOUNT         (NOTE 2)
            -----------               ----    --------    ---------       ---------
U.S. TREASURY OBLIGATIONS -- 99.0%
U.S. TREASURY BILL -- 24.6%
  U.S. Treasury Bill................  5.600%* 09/15/98   $113,660,000   $  113,416,116
                                                                        --------------
U.S. TREASURY NOTES --74.4%
  U.S. Treasury Note................  4.750%  09/30/98     10,475,000       10,470,223
  U.S. Treasury Note................  6.000%  09/30/98     84,350,000       84,393,236
  U.S. Treasury Note................  4.750%  10/31/98     74,300,000       74,217,871
  U.S. Treasury Note................  5.875%  10/31/98     33,050,000       33,071,038
  U.S. Treasury Note................  5.500%  11/15/98     70,000,000       70,018,831
  U.S. Treasury Note................  8.875%  11/15/98     30,000,000       30,208,094
  U.S. Treasury Note................  5.125%  11/30/98     40,000,000       39,987,946
                                                                        --------------
                                                                           342,367,239
                                                                        --------------
Total U.S. Treasury Obligations
  (Amortized Cost $455,783,355).....                                       455,783,355
                                                                        --------------
TOTAL INVESTMENTS -- 99.0%
  (AMORTIZED COST $455,783,355)(a)..                                       455,783,355
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.0%...............                                         4,553,987
                                                                        --------------
NET ASSETS -- 100.0%................                                    $  460,337,342
                                                                        ==============

---------------

Percentages indicated are based on net assets of $460,337,342.
(a) Cost for Federal income tax and financial reporting purposes are substantially the same.
*  Rate represents effective yield at date of purchase.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                   PRIME           TREASURY       GOVERNMENT      TREASURY
                                                                   FUND              FUND            FUND        ONLY FUND
                                                              ---------------   --------------   ------------   ------------
ASSETS:
 Investments in securities, at value (amortized cost
  $9,219,784,148 $1,050,555,783, $257,584,892 and
  $455,783,355, respectively)...............................  $ 9,219,784,148   $1,050,555,783   $257,584,892   $455,783,355
 Repurchase agreements (cost $3,170,329,000, $2,209,392,000
  $188,621,000 and $0, respectively)........................    3,170,329,000    2,209,392,000   188,621,000              --
 Cash.......................................................           10,548               --           377             864
 Interest receivable........................................        7,723,388        2,637,607     2,445,790       6,686,424
 Prepaid expenses...........................................          707,001           61,394        25,371          31,791
                                                              ---------------   --------------   ------------   ------------
Total Assets................................................   12,398,554,085    3,262,646,784   448,677,430     462,502,434
                                                              ---------------   --------------   ------------   ------------
LIABILITIES:
 Payable to bank............................................               --           49,152            --              --
 Dividends payable..........................................       53,169,608       13,576,998     1,869,262       1,855,806
 Investment advisory fees payable...........................          887,546          268,305        18,240          39,186
 Administration fees payable................................          963,429          269,662        36,411          39,246
 Special management fees payable............................          731,144           97,182        39,440          54,477
 Shareholder service fees payable...........................        1,333,472          450,225        49,039          50,113
 Distribution fees payable..................................          689,160          129,063            --              --
 Custodian and fund accounting fees payable.................          173,243           79,409        35,660          39,724
 Transfer agent fees payable................................           80,391           33,151        10,655          17,807
 Other accrued expenses.....................................          119,354          141,094        52,099          68,733
                                                              ---------------   --------------   ------------   ------------
Total Liabilities...........................................       58,147,347       15,094,241     2,110,806       2,165,092
                                                              ---------------   --------------   ------------   ------------
NET ASSETS..................................................  $12,340,406,738   $3,247,552,543   $446,566,624   $460,337,342
                                                              ===============   ==============   ============   ============
Net Assets:
 Pacific Horizon Shares.....................................  $ 2,787,749,236   $  401,824,012   $150,921,520   $202,103,475
 Horizon Shares.............................................    3,168,681,588      739,400,742    56,831,862      25,805,016
 Horizon Service Shares.....................................    3,921,683,921    1,722,407,749   238,813,242     232,428,851
 X Shares...................................................    1,278,650,178      291,047,305            --              --
 S Shares...................................................    1,026,803,398               --            --              --
 Y Shares...................................................      156,838,417       92,872,735            --              --
                                                              ---------------   --------------   ------------   ------------
Total.......................................................  $12,340,406,738   $3,247,552,543   $446,566,624   $460,337,342
                                                              ===============   ==============   ============   ============
Shares Outstanding ($0.001 par value, 120 billion, 60
 billion, 30 billion, and 30 billion shares authorized,
 respectively):
 Pacific Horizon Shares.....................................    2,788,204,426      401,968,102   151,057,871     202,134,864
 Horizon Shares.............................................    3,169,226,212      739,496,942    56,859,988      25,806,524
 Horizon Service Shares.....................................    3,921,892,918    1,722,517,118   238,908,407     232,444,352
 X Shares...................................................    1,278,721,814      291,044,278            --              --
 S Shares...................................................    1,026,880,814               --            --              --
 Y Shares...................................................      156,852,277       92,871,367            --              --
                                                              ---------------   --------------   ------------   ------------
Total.......................................................   12,341,778,461    3,247,897,807   446,826,266     460,385,740
                                                              ===============   ==============   ============   ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
 SHARE......................................................  $          1.00   $         1.00   $      1.00    $       1.00
                                                              ===============   ==============   ============   ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................  $    12,341,778   $    3,247,898   $   446,826    $    460,386
 Additional paid-in capital.................................   12,329,035,619    3,243,674,223   446,579,441     459,925,354
 Accumulated undistributed net investment income............        2,420,683          667,877       453,728              --
 Accumulated net realized losses on investment
  transactions..............................................       (3,391,342)         (37,455)     (913,371)        (48,398)
                                                              ---------------   --------------   ------------   ------------
NET ASSETS, AUGUST 31, 1998.................................  $12,340,406,738   $3,247,552,543   $446,566,624   $460,337,342
                                                              ===============   ==============   ============   ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                    PRIME        TREASURY     GOVERNMENT     TREASURY
                                     FUND          FUND          FUND        ONLY FUND
                                 ------------   -----------   -----------   -----------
INVESTMENT INCOME:
  Interest.....................  $314,588,501   $88,630,604   $12,311,603   $12,199,328
                                 ------------   -----------   -----------   -----------
EXPENSES:
  Investment advisory fees.....     4,820,210     1,584,286      218,884        232,089
  Administration fees..........     5,273,757     1,592,287      218,884        232,089
  Special management fees
    (Pacific Horizon Shares)...     4,180,198       527,944      241,512        330,552
  Shareholder service fees
    (Horizon Service Shares)...     4,624,511     2,239,546      289,380        279,249
  Shareholder service fees (X
    Shares)....................     1,396,800       324,471           --             --
  Shareholder service fees (S
    Shares)....................     1,019,186            --           --             --
  Shareholder service fees (Y
    Shares)....................       181,837       102,039           --             --
  Distribution fees (X
    Shares)....................     1,676,160       389,365           --             --
  Distribution fees (S
    Shares)....................     3,057,557            --           --             --
  Distribution fees (Y
    Shares)....................       545,511       306,115           --             --
  Custodian and fund accounting
    fees.......................       327,419       167,947       66,864         48,241
  Transfer Agent fees..........       165,908        35,425        7,208         20,490
  Legal fees...................       161,483        57,887        8,025          7,532
  Audit fees...................        44,600        25,231       11,368         12,044
  Other expenses...............     1,370,556       255,876       82,333         49,620
                                 ------------   -----------   -----------   -----------
Total Expenses.................    28,845,693     7,608,419    1,144,458      1,211,906
  Less: Fee waivers............    (1,834,534)           --     (109,442)            --
Expenses paid by third
  parties......................        (4,680)           --         (112)            --
                                 ------------   -----------   -----------   -----------
Total Net Expenses.............    27,006,479     7,608,419    1,034,904      1,211,906
                                 ------------   -----------   -----------   -----------
Net Investment Income..........   287,582,022    81,022,185   11,276,699     10,987,422
                                 ------------   -----------   -----------   -----------
NET REALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized gains (losses)
    on investment
    transactions...............         8,816        19,427        2,395         (4,746)
                                 ------------   -----------   -----------   -----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS....  $287,590,838   $81,041,612   $11,279,094   $10,982,676
                                 ============   ===========   ===========   ===========

---------------
See Notes to Financial Statements.

                      (This page intentionally left blank)

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         PRIME FUND
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                   ENDED
                                                                AUGUST 31,        YEAR ENDED
                                                                   1998          FEBRUARY 28,
                                                                (UNAUDITED)          1998
                                                              ---------------   ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $   287,582,022   $   421,424,789
 Net realized gains (losses) on investment transactions.....            8,816            69,980
                                                              ---------------   ---------------
Change in net assets resulting from operations..............      287,590,838       421,494,769
                                                              ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares.....................................      (67,640,456)     (117,152,680)
 Horizon Shares.............................................      (72,886,402)     (100,966,269)
 Horizon Service Shares.....................................      (97,068,293)     (170,004,484)
 X Shares...................................................      (27,642,338)      (22,281,567)
 S Shares...................................................      (20,166,650)       (8,606,405)(a)
 Y Shares...................................................       (3,271,389)       (1,807,633)(b)
                                                              ---------------   ---------------
Change in net assets from shareholder distributions.........     (288,675,528)     (420,819,038)
                                                              ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares Issued................................   54,822,615,272    65,111,897,688
 Dividends reinvested.......................................      135,537,447       243,957,627
 Cost of shares redeemed....................................  (52,396,337,359)  (62,727,564,200)
                                                              ---------------   ---------------
Change in net assets from capital share transactions........    2,561,815,360     2,628,291,115
                                                              ---------------   ---------------
Change in net assets........................................    2,560,730,670     2,628,966,846
NET ASSETS
 Beginning of Period........................................    9,779,676,068     7,150,709,222
                                                              ---------------   ---------------
 End of Period..............................................  $12,340,406,738   $ 9,779,676,068
                                                              ===============   ===============
Accumulated Undistributed Net Investment Income.............  $     2,420,683   $     3,514,189
                                                              ===============   ===============

---------------

(a) Period from April 7, 1997 (inception date) to February 28, 1998.

(b) Period from July 10, 1997 (inception date) to February 28, 1998.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           TREASURY FUND                           GOVERNMENT FUND                  TREASURY ONLY FUND
-----------------------------------       ---------------------------------   -------------------------------
   SIX MONTHS                               SIX MONTHS                         SIX MONTHS
     ENDED                                     ENDED                              ENDED
   AUGUST 31,         YEAR ENDED            AUGUST 31,        YEAR ENDED       AUGUST 31,       YEAR ENDED
      1998           FEBRUARY 28,              1998          FEBRUARY 28,         1998         FEBRUARY 28,
  (UNAUDITED)            1998               (UNAUDITED)          1998          (UNAUDITED)         1998
----------------   ----------------       ---------------   ---------------   -------------   ---------------
$     81,022,185   $    137,460,292       $    11,276,699   $    23,382,390   $  10,987,422   $    20,990,300
          19,427              1,095                 2,395            23,313          (4,746)          (10,747)
----------------   ----------------       ---------------   ---------------   -------------   ---------------
      81,041,612        137,461,387            11,279,094        23,405,703      10,982,676        20,979,553
----------------   ----------------       ---------------   ---------------   -------------   ---------------
      (8,273,642)       (16,848,276)           (3,830,892)       (7,118,240)    ( 4,834,213)       (9,857,218)
     (19,243,109)       (34,529,165)           (1,492,002)       (3,181,981)       (854,067)       (1,377,435)
     (45,531,392)       (82,004,103)           (5,953,805)      (13,146,010)     (5,299,142)       (9,755,647)
      (6,205,539)        (3,006,912)                   --                --              --                --
              --                 --                    --                --              --                --
      (1,768,503)        (1,071,836)(b)                --                --              --                --
----------------   ----------------       ---------------   ---------------   -------------   ---------------
     (81,022,185)      (137,460,292)          (11,276,699)      (23,446,231)    (10,987,422)      (20,990,300)
----------------   ----------------       ---------------   ---------------   -------------   ---------------
  20,601,340,224     23,310,724,272         1,475,049,401     3,331,389,913     831,641,827     1,441,272,391
      20,748,000         49,740,717             7,352,844        18,033,757       6,951,973        15,715,206
 (20,390,794,691)   (22,935,720,988)       (1,525,078,645)   (3,376,729,790)   (814,258,058)   (1,536,173,410)
----------------   ----------------       ---------------   ---------------   -------------   ---------------
     231,293,533        424,744,001           (42,676,400)      (27,306,120)     24,335,742       (79,185,813)
----------------   ----------------       ---------------   ---------------   -------------   ---------------
     231,312,960        424,745,096           (42,674,005)      (27,346,648)     24,330,996       (79,196,560)
   3,016,239,583      2,591,494,487           489,240,629       516,587,277     436,006,346       515,202,906
----------------   ----------------       ---------------   ---------------   -------------   ---------------
$  3,247,552,543   $  3,016,239,583       $   446,566,624   $   489,240,629   $ 460,337,342   $   436,006,346
================   ================       ===============   ===============   =============   ===============
$        667,877   $        667,877       $       453,728   $       453,728   $          --   $            --
================   ================       ===============   ===============   =============   ===============

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Prime Fund (the "Prime Fund"), Pacific Horizon Treasury Fund (the "Treasury Fund"), Pacific Horizon Government Fund (the "Government Fund") and Pacific Horizon Treasury Only Fund (the "Treasury Only Fund"), collectively the "Funds".

    The Funds each issue three classes of shares (Pacific Horizon Shares, Horizon Shares and Horizon Services Shares). In addition, The Prime Fund offers X, S, and Y Shares and the Treasury Fund offers X and Y Shares only. The Treasury Fund is authorized, but have not issued S shares as of the date of this report. Pacific Horizon Shares have a Special Management Services Plan while the Horizon Service Shares have a Shareholder Services Plan. X, S and Y Shares each have a Distribution and Services Plan.

The investment objectives of the Funds are as follows:

    Prime Fund -- Seek high current income and stability of principal by investing in a broad range of government, bank and commercial obligations available in the money markets as well as repurchase agreements relating to such obligations.

    Treasury Fund -- Seek high current income and stability of principal by investing in direct obligations of the U.S. Treasury and repurchase agreements relating to Treasury obligations.

    Government Fund -- Provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing in short-term debt obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, authorities or instrumentality's and in repurchase agreements with respect to such obligations.

    Treasury Only Fund -- Provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing in direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Fund's investment adviser. On September 15, 1997, Bank of America assumed the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica, continues to serve the Funds on substantially identical terms as described in Note 3.

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, but not limited to, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI"), serves as principal underwriter and distributor of shares of the funds. PFPC serves as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Funds are valued in accordance with rule 2a-7 of the Act, at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains and losses are incurred.

    The Funds maintain a cash balance with their custodian and receive reductions of custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended August 31, 1998, custodian fees and expenses paid by third parties were increased by $4,680 and $112, for the Prime Fund and Government Fund, respectively. There was no effect on net investment income. The Funds could have invested such cash balances in income producing assets if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

REPURCHASE AGREEMENTS (PRIME FUND, TREASURY FUND, AND GOVERNMENT FUND):

    The Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute annually, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

    At February 28, 1998, the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund had the following capital loss carryovers:

                                                      CAPITAL LOSS
                        FUND                           CARRYOVER        EXPIRATION DATE
                        ----                          ------------      ---------------
Prime Fund..........................................   $  674,982            2002
                                                        2,725,176            2003
                                                       ----------
                                                       $3,400,158
                                                       ==========
Treasury Fund.......................................   $   47,456            2002
                                                            9,426            2006
                                                       ----------
                                                       $   56,882
                                                       ==========
Government Fund.....................................   $  915,766            2003
                                                       ==========
Treasury Only Fund..................................   $   23,888            2003
                                                       ==========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

    Capital losses incurred after October 31 for the Funds are deemed to arise on the first business day of the following fiscal year for tax purposes. The Treasury Only Fund has incurred and elected to defer such capital losses of $19,764, after October 31, 1997. During the year ended February 28, 1998, the Prime Fund, Treasury Fund and Government Fund utilized $69,980, $1,095 and $23,313, respectively, of its available capital loss carryover to offset realized capital gains for Federal income tax purposes.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Bank of America serves as the Funds' Manager, providing Investment Advisory and Administrative services. Bank of America is entitled to an Advisory fee from each Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. For the six months ended August 31, 1998, Bank of America voluntarily waived Advisory fees of $109,442 for the Government Fund. The Administration Agreement entitles Bank of America to fees from each Fund for Administrative services performed, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $7 billion of net assets, plus 0.09% of each Fund's next $3 billion of net assets, plus 0.08% of each Fund's net assets in excess of $10 billion. For the six months ended August 31, 1998, the funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Administrative Agreement:

                                                               BANK OF
                                                               AMERICA
                                                                 AND
                            FUND                              AFFILIATES
                            ----                              ----------
Prime Fund..................................................  $5,273,757
Treasury Fund...............................................   1,592,287
Government Fund.............................................     218,884
Treasury Only Fund..........................................     232,089

    The Funds have adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Funds of a fee at an annual rate 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service Organizations may include Bank of America and its affiliates and PDI. For the six months ended August 31, 1998, the Funds were advised that Bank of America and its affiliates and PDI each earned the following amounts pursuant to the Services Plan, respectively:

                                                                BANK OF
                                                              AMERICA AND
                            FUND                              AFFILIATES      PDI
                            ----                              -----------   -------
Prime Fund..................................................  $3,940,383    $21,861
Treasury Fund...............................................     400,905      5,004
Government Fund.............................................     225,708         83
Treasury Only Fund..........................................     294,392        102

    The Funds have also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Funds of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares. Fees under the Horizon Services Plan are borne solely by the Horizon Service Shares. For the six months ended August 31, 1998, the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan, respectively:

                                                                 BANK OF
                                                                 AMERICA
                            FUND                              AND AFFILIATES
                            ----                              --------------
Prime Fund..................................................    $4,561,610
Treasury Fund...............................................     2,130,559
Government Fund.............................................       286,982
Treasury Only Fund..........................................       247,348

    The Prime Fund and Treasury Fund have adopted the Distribution and Services Plan under which the Funds paid PDI and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of each Fund's X Shares. For the six months ended August 31, 1998, the Prime Fund and Treasury Fund were advised that Bank of America and its affiliates earned $3,055,580 and $713,816, respectively, pursuant to the Distribution and Services Plan.

    The Prime Fund and Treasury Fund have adopted the Distribution and Services Plan under which the Funds paid PDI and Service Organizations for the provision of support service with respect to the beneficial owners of Y shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%; respectively, of the average daily net assets of each Funds' Y shares. For the six months ended August 31, 1998, the Prime Fund and Treasury Fund were advised that Bank of America and its affiliates earned $727,348 and $355,180, respectively, pursuant to the Distribution and Services Plan.

    The Prime Fund and Treasury Fund have adopted the Distribution and Services Plan under which the Fund paid PDI and Service Organizations for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Fund's S shares. Bank of America waived $1,834,534 of distribution expenses from the Prime Fund for the six months ended August 31, 1998. For the six months ended August 31, 1998, the Prime Fund was advised that Bank of America and its affiliates earned $2,242,048 pursuant to the Distribution and Services Plan.

    For the six months ended August 31, 1998, PFPC earned $165,908, $35,425, $7,208 and $20,490 form the Prime Fund, Treasury Fund, Government Fund and

Treasury Only Fund, respectively, for transfer agency and dividend disbursing agency services performed.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Company. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $60,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $40,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director will receive an additional 10% of their annual Director's retainer for each year of service between years six and nine, plus one half of the difference between 100% and the director's applicable percentage. A Director who dies or resigns after ten years of service as a director, will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or
(ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director after February 28, 1994; however, a Director in office on March 18, 1998 who either resigns in good standing or dies before completing five years of service as a Director should be assigned an Applicable Percentage of 50 percent. Aggregate costs pursuant to the Retirement Plan amounted to $109,343, $32,150, $3,152, and $2,633, for the Prime Fund, Treasury Fund, Government Fund and Treasury Only Fund, respectively, for the six months ended August 31, 1998. A Director who comes into office after March 18, 1998 is ineligible to participate in the Retirement Plan.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Fund (at $1.00 per share) for the periods indicated are summarized below:

                                         PRIME FUND                         TREASURY FUND
                              ---------------------------------   ---------------------------------
                                SIX MONTHS                          SIX MONTHS
                                   ENDED             YEAR              ENDED             YEAR
                                AUGUST 31,           ENDED          AUGUST 31,           ENDED
                                   1998          FEBRUARY 28,          1998          FEBRUARY 28,
                                (UNAUDITED)          1998           (UNAUDITED)          1998
                              ---------------   ---------------   ---------------   ---------------
PACIFIC HORIZON SHARES
 Issued.....................    2,190,393,271     3,213,898,034       831,219,126     1,134,991,546
 Reinvest...................       53,133,812       108,696,696         5,089,599        12,406,265
 Redeemed...................   (1,907,632,731)   (3,163,041,484)     (770,779,547)   (1,221,794,534)
                              ---------------   ---------------   ---------------   ---------------
Net increase/(decrease).....      335,894,352       159,553,246        65,529,178       (74,396,723)
                              ===============   ===============   ===============   ===============
HORIZON SHARES
 Issued.....................   13,029,728,586    20,455,794,396     2,473,807,231     5,229,807,041
 Reinvest...................       21,555,617        39,465,419         5,292,725        12,806,288
 Redeemed...................  (12,296,807,930)  (19,790,457,950)   (2,441,736,962)   (5,158,308,715)
                              ---------------   ---------------   ---------------   ---------------
Net increase................      754,476,273       704,801,865        37,362,994        84,304,614
                              ===============   ===============   ===============   ===============
HORIZON SERVICE SHARES
 Issued.....................   25,755,205,222    35,791,164,395    11,765,108,818    14,976,381,895
 Reinvest...................       33,652,551        69,471,827        10,089,563        24,007,250
 Redeemed...................  (25,240,985,682)  (35,431,800,117)  (11,765,592,778)  (14,844,801,907)
                              ---------------   ---------------   ---------------   ---------------
Net increase................      547,872,091       428,836,105         9,605,603       155,587,238
                              ===============   ===============   ===============   ===============
X SHARES
 Issued.....................   11,656,620,958     4,432,511,179     4,555,850,018     1,534,986,458
 Reinvest...................       11,220,275        17,713,737           276,113           520,914
 Redeemed...................  (11,258,797,274)   (3,784,327,932)   (4,448,170,392)   (1,358,289,848)
                              ---------------   ---------------   ---------------   ---------------
Net increase................      409,043,959       665,896,984       107,955,739       177,217,524
                              ===============   ===============   ===============   ===============
S SHARES
 Issued.....................      658,695,853       607,731,207                --                --
 Reinvest...................       15,975,192         8,606,126                --                --
 Redeemed...................     (207,204,746)      (56,922,818)               --                --
                              ---------------   ---------------   ---------------   ---------------
Net increase................      467,466,299       559,414,515(a)              --               --
                              ===============   ===============   ===============   ===============
Y SHARES
 Issued.....................    1,531,972,873       610,798,477       975,355,031       434,557,332
 Reinvest...................               --             3,822                --                --
 Redeemed...................   (1,484,908,996)     (501,013,899)     (964,515,012)     (352,525,984)
                              ---------------   ---------------   ---------------   ---------------
Net increase................       47,063,877       109,788,400(b)      10,840,019       82,031,348(b)
                              ===============   ===============   ===============   ===============

---------------

(a)  Period from April 7, 1997 (inception date) to February 28,
     1998.
(b)  Period from July 10, 1997 (inception date) to February 28,
     1998.

                                          GOVERNMENT FUND                TREASURY ONLY FUND
                                  -------------------------------   -----------------------------
                                    SIX MONTHS                       SIX MONTHS
                                      ENDED             YEAR           ENDED            YEAR
                                    AUGUST 31,         ENDED         AUGUST 31,        ENDED
                                       1998         FEBRUARY 28,        1998        FEBRUARY 28,
                                   (UNAUDITED)          1998        (UNAUDITED)         1998
                                  --------------   --------------   ------------   --------------
PACIFIC HORIZON SHARES
 Issued.........................     219,447,286      480,817,616    222,225,992      443,400,770
 Reinvest.......................       2,990,168        6,669,928      3,581,341        8,944,830
 Redeemed.......................    (233,231,727)    (518,067,695)  (252,185,186)    (449,034,109)
                                  --------------   --------------   ------------   --------------
Net increase/(decrease).........     (10,794,273)     (30,580,151)   (26,377,853)       3,311,491
                                  ==============   ==============   ============   ==============
HORIZON SHARES
 Issued.........................     152,520,704      210,022,080     99,963,050       60,587,676
 Reinvest.......................         766,883        2,397,397        138,201          399,848
 Redeemed.......................    (159,639,314)    (210,377,544)  (104,462,632)     (61,278,210)
                                  --------------   --------------   ------------   --------------
Net increase/(decrease).........      (6,351,727)       2,041,933     (4,361,381)        (290,686)
                                  ==============   ==============   ============   ==============
HORIZON SERVICE SHARES
 Issued.........................   1,102,881,410    2,640,550,217    509,452,787      937,283,945
 Reinvest.......................       3,595,793        8,966,432      3,232,431        6,370,528
 Redeemed.......................  (1,132,207,604)  (2,648,284,551)  (457,610,240)  (1,025,861,091)
                                  --------------   --------------   ------------   --------------
Net increase/(decrease).........     (25,730,401)       1,232,098     55,074,978      (82,206,618)
                                  ==============   ==============   ============   ==============

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0260           0.0515           0.0492           0.0539           0.0424           0.0287
 Net realized gains/(losses)
  on investment
  transactions...............     0.0001               --               --           0.0004          (0.0227)         (0.0016)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0261           0.0515           0.0492           0.0543           0.0197           0.0271
Less dividends to
 shareholders from net
 investment income...........    (0.0261)         (0.0515)         (0.0490)         (0.0539)         (0.0422)         (0.0287)
Increase due to voluntary
 capital contribution from
 Investment Advisor..........         --               --               --               --           0.0233               --
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --               --           0.0002           0.0004           0.0008          (0.0016)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.64%(c)         5.27%            5.01%            5.53%            4.30%+           2.91%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $  2,788         $  2,452         $  2,292         $  2,200         $  1,129         $  1,216
 Ratio of expenses to average
  net assets.................       0.54%(b)         0.55%            0.55%            0.55%            0.51%            0.52%
 Ratio of net investment
  income to average net
  assets.....................       5.15%(b)         5.15%            4.92%            5.37%            4.19%            2.86%
 Ratio of expenses to average
  net assets*................         (a)              (a)              (a)            0.56%            0.56%            0.53%
 Ratio of net investment
  income to average net
  assets*....................         (a)              (a)              (a)            5.36%            4.14%            2.85%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.
(a) Fees waivers and fees paid by third parties had no effect on the ratios.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0275           0.0546           0.0524           0.0571           0.0461           0.0319
 Net realized gains/(losses)
  on investment
  transactions...............     0.0002               --               --           0.0004          (0.0232)         (0.0016)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0277           0.0546           0.0524           0.0575           0.0229           0.0303
Less dividends to
 shareholders from net
 investment income...........    (0.0277)         (0.0547)         (0.0522)         (0.0571)         (0.0454)         (0.0319)
Increase due to voluntary
 capital contribution from
 Investment Advisor..........         --               --               --               --           0.0233               --
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --          (0.0001)          0.0002           0.0004           0.0008          (0.0016)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.80%(c)         5.60%            5.34%            5.86%            4.63%+           3.24%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $  3,168         $  2,415         $  1,710         $  1,651         $    662         $  3,840
 Ratio of expenses to average
  net assets.................       0.22%(b)         0.22%            0.23%            0.23%            0.16%            0.20%
 Ratio of net investment
  income to average net
  assets.....................       5.48%(b)         5.47%            5.24%            5.69%            4.11%            3.19%
 Ratio of expenses to average
  net assets*................         (a)              (a)              (a)            0.24%            0.23%            0.21%
 Ratio of net investment
  income to average net
  assets*....................         (a)              (a)              (a)            5.68%            4.04%            3.18%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.
(a) Fees waivers and fees paid by third parties had no effect on the ratios.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0263           0.0521           0.0499           0.0546           0.0431           0.0294
 Net realized gains/(losses)
  on investment
  transactions...............     0.0002               --               --           0.0004          (0.0227)         (0.0016)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0265           0.0521           0.0499           0.0550           0.0204           0.0278
Less dividends to
 shareholders from net
 investment income...........    (0.0265)         (0.0522)         (0.0497)         (0.0546)         (0.0429)         (0.0294)
Increase due to voluntary
 capital contribution from
 Investment Advisor..........         --               --               --               --           0.0233               --
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --          (0.0001)          0.0002           0.0004           0.0008          (0.0016)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.67%(c)         5.34%            5.08%            5.60%            4.37%+           2.98%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $  3,922         $  3,374         $  2,945         $  1,561         $    864         $    839
 Ratio of expenses to average
  net assets.................       0.47%(b)         0.48%            0.48%            0.48%            0.44%            0.45%
 Ratio of net investment
  income to average net
  assets.....................       5.23%(b)         5.23%            5.00%            5.44%            4.31%            2.94%
 Ratio of expenses to average
  net assets*................         (a)              (a)              (a)            0.49%            0.48%            0.46%
 Ratio of net investment
  income to average net
  assets*....................         (a)              (a)              (a)            5.43%            4.27%            2.93%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.
(a) Fees waivers and fees paid by third parties had no effect on the ratios.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED
                                      AUGUST 31,        YEAR ENDED      PERIOD ENDED
                                         1998          FEBRUARY 28,     FEBRUARY 28,
                                      (UNAUDITED)          1998           1997(a)
                                      -----------      ------------     ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD.........................   $   1.00          $   1.00         $   1.00
                                       --------          --------         --------
Income from Investment Operations:
  Net investment income.............     0.0248            0.0491           0.0282
  Net realized gains/(losses) on
    investment transactions.........     0.0001                --               --
                                       --------          --------         --------
Total income from investment
  operations........................     0.0249            0.0491           0.0282
Less dividends to shareholders from
  net investment income.............    (0.0249)          (0.0491)         (0.0281)
                                       --------          --------         --------
Net change in net asset value per
  share.............................         --                --           0.0001
                                       --------          --------         --------
NET ASSET VALUE PER SHARE, END OF
  PERIOD............................   $   1.00          $   1.00         $   1.00
                                       ========          ========         ========
Total return........................       2.52%(d)          5.03%            2.84%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)......................   $  1,278          $    869         $    204
  Ratio of expenses to average net
    assets..........................       0.77%(c)          0.77%            0.78%(c)
  Ratio of net investment income to
    average net assets..............       4.93%(c)          4.92%            4.73%(c)
  Ratio of expenses to average net
    assets*.........................         (b)               (b)              (b)
  Ratio of net investment income to
    average net assets*.............         (b)               (b)              (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 22, 1996 (inception date) to February 28,
     1997.
(b) Fees waivers and fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED
                                                  AUGUST 31,       PERIOD ENDED
                                                     1998          FEBRUARY 28,
                                                 (UNAUDITED)         1998(a)
                                               ----------------    ------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.....................................      $   1.00          $   1.00
                                                   --------          --------
Income from Investment Operations:
  Net investment income......................        0.0249            0.0444
  Net realized gains/(losses) on investment
    transactions.............................            --                --
                                                   --------          --------
Total income from investment operations......        0.0249            0.0444
Less dividends to shareholders from net
  investment income..........................       (0.0249)          (0.0444)
                                                   --------          --------
Net change in net asset value per share......            --                --
                                                   --------          --------
NET ASSET VALUE PER SHARE, END OF PERIOD.....      $   1.00          $   1.00
                                                   ========          ========
Total return.................................          2.52%(d)          4.53%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).....      $  1,027          $    559
  Ratio of expenses to average net assets....          0.77%(c)          0.76%(c)
  Ratio of net investment income to average
    net assets...............................          4.93%(c)          4.92%(c)
  Ratio of expenses to average net assets*...          1.22%(b)(c)       1.20%(b)(c)
  Ratio of net investment income to average
    net assets*..............................          4.48%(b)(c)       4.48%(b)(c)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from April 7, 1997 (inception date) to February 28,
     1998.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED              PERIOD
                                                AUGUST 31,            ENDED
                                                   1998            FEBRUARY 28,
                                                (UNAUDITED)          1998(a)
                                                -----------        ------------
Y SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD......................................   $   1.00            $   1.00
                                                 --------            --------
Income from Investment Operations:
  Net investment income.......................     0.0226              0.0290
  Net realized gains/(losses) on investment
    transactions..............................     0.0001                  --
                                                 --------            --------
Total income from investment operations.......     0.0227              0.0290
Less dividends to shareholders from net
  investment income...........................    (0.0227)            (0.0290)
                                                 --------            --------
Net change in net asset value per share.......         --                  --
                                                 --------            --------
NET ASSET VALUE PER SHARE, END OF PERIOD......   $   1.00            $   1.00
                                                 ========            ========
Total return..................................       2.29%(d)            2.93%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)......   $    157            $    110
  Ratio of expenses to average net assets.....       1.22%(c)            1.21%(c)
  Ratio of net investment income to average
    net assets................................       4.48%(c)            4.48%(c)
  Ratio of expenses to average net assets*....         (b)                 (b)
  Ratio of net investment income to average
    net assets*...............................         (b)                 (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 10, 1997 (inception date) to February 28,
     1998.
(b) Fees waivers and fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0251           0.0497           0.0477           0.0527           0.0405           0.0262
 Net realized gains/(losses)
  on investment
  transactions...............     0.0002          (0.0002)              --           0.0011           0.0001          (0.0002)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0253           0.0495           0.0477           0.0538           0.0406           0.0260
Less dividends to
 shareholders from net
 investment income...........    (0.0253)         (0.0495)         (0.0477)         (0.0527)         (0.0405)         (0.0262)
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --               --               --           0.0011           0.0001          (0.0002)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.55%(d)         5.07%            4.87%            5.40%            4.13%            2.65%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $    402         $    336         $    411         $  1,091         $  1,132         $  1,577
 Ratio of expenses to average
  net assets.................       0.55%(c)         0.57%            0.57%            0.57%            0.55%            0.55%
 Ratio of net investment
  income to average net
  assets.....................       5.02%(c)         4.96%            4.76%            5.24%            3.99%            2.62%
 Ratio of expenses to average
  net assets*................         (a)              (a)(b)           (b)            0.58%              (a)              (a)
 Ratio of net investment
  income to average net
  assets*....................         (a)              (a)(b)           (b)            5.23%              (a)              (a)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0269           0.0527           0.0509           0.0559           0.0437           0.0294
 Net realized gains/(losses)
  on investment
  transactions...............         --               --               --           0.0011           0.0001          (0.0002)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0269           0.0527           0.0509           0.0570           0.0438           0.0292
Less dividends to
 shareholders from net
 investment income...........    (0.0269)         (0.0527)         (0.0509)         (0.0559)         (0.0437)         (0.0294)
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --               --               --           0.0011           0.0001          (0.0002)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.72%(d)         5.40%            5.21%            5.73%            4.46%            2.98%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $    739         $    702         $    618         $    722         $    469         $    487
 Ratio of expenses to average
  net assets.................       0.23%(c)         0.25%            0.25%            0.25%            0.23%            0.23%
 Ratio of net investment
  income to average net
  assets.....................       5.33%(c)         5.27%            5.09%            5.56%            4.36%            2.94%
 Ratio of expenses to average
  net assets*................         (a)              (a)(b)           (b)            0.26%              (a)              (a)
 Ratio of net investment
  income to average net
  assets*....................         (a)              (a)(b)           (b)            5.55%              (a)              (a)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0256           0.0502           0.0484           0.0534           0.0412           0.0269
 Net realized gains/(losses)
  on investment
  transactions...............         --               --               --           0.0011           0.0001          (0.0002)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0256           0.0502           0.0484           0.0545           0.0413           0.0267
Less dividends to
 shareholders from net
 investment income...........    (0.0256)         (0.0502)         (0.0484)         (0.0534)         (0.0412)         (0.0269)
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --               --               --           0.0011           0.0001          (0.0002)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.59%(d)         5.14%            4.97%            5.47%            4.20%            2.72%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $  1,723         $  1,713         $  1,557         $  1,031         $    364         $    541
 Ratio of expenses to average
  net assets.................       0.48%(c)         0.50%            0.50%            0.50%            0.48%            0.48%
 Ratio of net investment
  income to average net
  assets.....................       5.08%(c)         5.03%            4.84%            5.31%            4.01%            2.69%
 Ratio of expenses to average
  net assets*................         (a)              (a)(b)           (b)            0.51%              (a)              (a)
 Ratio of net investment
  income to average net
  assets*....................         (a)              (a)(b)           (b)            5.30%              (a)              (a)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED
                                        AUGUST 31,        YEAR ENDED      PERIOD ENDED
                                           1998          FEBRUARY 28,     FEBRUARY 28,
                                        (UNAUDITED)          1998           1997(a)
                                        -----------      ------------     ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD...........................   $   1.00          $   1.00         $   1.00
                                         --------          --------         --------
Income from Investment Operations:
  Net investment income...............     0.0241            0.0472           0.0271
                                         --------          --------         --------
Total income from investment
  operations..........................     0.0241            0.0472           0.0271
Less dividends to shareholders from
  net investment income...............    (0.0241)          (0.0472)         (0.0271)
                                         --------          --------         --------
Net change in net asset value per
  share...............................         --                --               --
                                         --------          --------         --------
NET ASSET VALUE PER SHARE, END OF
  PERIOD..............................   $   1.00          $   1.00         $   1.00
                                         ========          ========         ========
Total return..........................       2.43%(e)          4.83%            2.74%(e)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)........................   $    291          $    183         $      6
  Ratio of expenses to average net
    assets............................       0.78%(d)          0.78%            0.81%(d)
  Ratio of net investment income to
    average net assets................       4.78%(d)          4.73%            4.58%(d)
  Ratio of expenses to average net
    assets*...........................         (b)               (b)(c)           (b)(c)
  Ratio of net investment income to
    average net assets*...............         (b)               (b)(c)           (b)(c)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 22, 1996 (inception date) to February 28,
     1997.
(b) There were no fee waivers or expense reimbursements during the period.
(c)  Fees paid by third parties had no effect on the ratios.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED
                                                  AUGUST 31,       PERIOD ENDED
                                                     1998          FEBRUARY 28,
                                                 (UNAUDITED)         1998(a)
                                               ----------------    ------------
Y SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.....................................      $   1.00          $   1.00
                                                   --------          --------
Income from Investment Operations:
  Net investment income......................        0.0218            0.0276
                                                   --------          --------
Total income from investment operations......        0.0218            0.0276
Less dividends to shareholders from net
  investment income..........................       (0.0218)          (0.0276)
                                                   --------          --------
Net change in net asset value per share......            --                --
                                                   --------          --------
NET ASSET VALUE PER SHARE, END OF PERIOD.....      $   1.00          $   1.00
                                                   ========          ========
Total return.................................          2.20%(e)          2.80%(e)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).....      $     93          $     82
  Ratio of expenses to average net assets....          1.23%(d)          1.22%(d)
  Ratio of net investment income to average
    net assets...............................          4.33%(d)          4.28%(d)
  Ratio of expenses to average net assets*...            (b)               (b)(c)
  Ratio of net investment income to average
    net assets*..............................            (b)               (b)(c)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 10, 1997 (inception date) to February 28,
     1998.
(b) There were no fee waivers or expense reimbursements during the period.
(c)  Fees paid by third parties had no effect on the ratios.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0257           0.0503           0.0481           0.0530           0.0421           0.0288
 Net realized gains/(losses)
  on investment
  transactions...............    (0.0001)         (0.0002)              --          (0.0004)**       (0.0091)         (0.0006)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0256           0.0501           0.0481           0.0526           0.0330           0.0282
Less dividends to
 shareholders from net
 investment income...........    (0.0256)         (0.0501)         (0.0480)         (0.0524)         (0.0420)         (0.0288)
Increase due to voluntary
 capital contribution from
 Investment Advisor..........         --               --               --               --           0.0085               --
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --               --           0.0001           0.0002          (0.0005)         (0.0006)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.58%(c)         5.13%            4.91%            5.37%            4.28%+           2.92%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $    151         $    162         $    192         $    261         $    355         $    154
 Ratio of expenses to average
  net assets.................       0.55%(b)         0.60%            0.55%            0.56%            0.50%            0.60%
 Ratio of net investment
  income to average net
  assets.....................       5.07%(b)         4.99%            4.82%            5.34%            4.27%            2.88%
 Ratio of expenses to average
  net assets*................       0.60%(a)(b)       0.64%           0.61%(a)         0.63%            0.58%            0.60%
 Ratio of net investment
  income to average net
  assets*....................       5.02%(a)(b)       4.95%           4.76%(a)         5.27%            4.19%            2.88%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.
  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.
(a)  Fees paid by third parties had no effect on the ratios.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           Year Ended
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995           1994(b)
                               -----------     ------------     ------------     ------------     ------------     ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
Net investment income........     0.0272           0.0532           0.0513           0.0600           0.0454           0.0227
 Net realized gains/(losses)
  on investment
  transactions...............         --           0.0001               --          (0.0042)**       (0.0092)         (0.0006)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0272           0.0533           0.0513           0.0558           0.0362           0.0221
Less dividends to
 shareholders from net
 investment income...........    (0.0272)         (0.0533)         (0.0512)         (0.0556)         (0.0452)         (0.0227)
Increase due to voluntary
 capital contribution from
 Investment Advisor..........         --               --               --               --           0.0085               --
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --               --           0.0001           0.0002          (0.0005)         (0.0006)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.75%(d)         5.46%            5.25%            5.71%            4.61%+           2.29%(d)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $     57         $     63         $     61         $     55         $    235         $    370
 Ratio of expenses to average
  net assets.................       0.23%(c)         0.27%            0.22%            0.24%            0.17%            0.28%(c)
 Ratio of net investment
  income to average net
  assets.....................       5.40%(c)         5.32%            5.15%            5.66%            4.67%            3.17%(c)
 Ratio of expenses to average
  net assets*................       0.28%(a)(c)       0.32%           0.29%(a)         0.30%            0.25%            0.28%(c)
 Ratio of net investment
  income to average net
  assets*....................       5.35%(a)(c)       5.27%           5.08%(a)         5.60%            4.59%            3.17%(c)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.
  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.
(a)  Fees paid by third parties had no effect on the ratios.
(b)  Period from June 14, 1993 (inception date) to February 28,
     1994.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0260           0.0507           0.0488           0.0537           0.0429           0.0300
 Net realized gains/(losses)
  on investment
  transactions...............    (0.0001)          0.0001               --          (0.0004)**       (0.0092)         (0.0006)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0259           0.0508           0.0488           0.0533           0.0337           0.0294
Less dividends to
 shareholders from net
 investment income...........    (0.0259)         (0.0508)         (0.0487)         (0.0531)         (0.0427)         (0.0300)
Increase due to voluntary
 capital contribution from
 Investment Advisor..........         --               --               --               --           0.0085               --
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --               --           0.0001           0.0002          (0.0005)         (0.0006)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.62%(c)         5.20%            4.98%            5.44%            4.35%+           3.04%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $    239         $    264         $    263         $    213         $    289         $    326
 Ratio of expenses to average
  net assets.................       0.48%(b)         0.52%            0.48%            0.49%            0.43%            0.48%
 Ratio of net investment
  income to average net
  assets.....................       5.15%(b)         5.07%            4.89%            5.41%            4.32%            2.99%
 Ratio of expenses to average
  net assets*................       0.53%(a)(b)       0.57%           0.54%(a)         0.56%            0.51%            0.53%
 Ratio of net investment
  income to average net
  assets*....................       5.10%(a)(b)       5.02%           4.83%(a)         5.34%            4.24%            2.94%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.
  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.
(a)  Fees paid by third parties had no effect on the ratios.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0236           0.0472           0.0458           0.0495           0.0384           0.0254
 Net realized gains/(losses)
  on investment
  transactions...............         --               --           0.0001           0.0003          (0.0002)         (0.0002)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0236           0.0472           0.0459           0.0498           0.0382           0.0252
Less dividends to
 shareholders from net
 investment income...........    (0.0236)         (0.0472)         (0.0458)         (0.0495)         (0.0384)         (0.0254)
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --               --           0.0001           0.0003          (0.0002)         (0.0002)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.38%(d)         4.83%            4.68%            5.06%            3.90%            2.57%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $    202         $    229         $    225         $    274         $     90         $     72
 Ratio of expenses to average
  net assets.................       0.58%(c)         0.61%            0.60%            0.63%            0.62%            0.56%
 Ratio of net investment
  income to average net
  assets.....................       4.68%(c)         4.73%            4.59%            4.94%            3.90%            2.54%
 Ratio of expenses to average
  net assets*................         (a)              (a)(b)           (b)              (a)            0.63%            0.72%
 Ratio of net investment
  income to average net
  assets*....................         (a)              (a)(b)           (b)              (a)            3.89%            2.38%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED              Year Ended
                                        AUGUST 31,    ---------------------------   PERIOD ENDED
                                           1998       FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,
                                        (UNAUDITED)       1998           1997         1996(a)
                                        -----------   ------------   ------------   ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF PERIOD............................   $   1.00       $   1.00       $   1.00       $   1.00
                                         --------       --------       --------       --------
Income from Investment Operations:
 Net investment income................     0.0252         0.0504         0.0490         0.0227
 Net realized gains/(losses) on
   investment transactions............         --             --         0.0001        (0.0001)
                                         --------       --------       --------       --------
Total income from investment
 operations...........................     0.0252         0.0504         0.0491         0.0226
Less dividends to shareholders from
 net investment income................    (0.0252)       (0.0504)       (0.0490)       (0.0227)
                                         --------       --------       --------       --------
Net change in net asset value per
 share................................         --             --         0.0001        (0.0001)
                                         --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...............................   $   1.00       $   1.00       $   1.00       $   1.00
                                         ========       ========       ========       ========
Total return..........................       2.55%(e)       5.16%          5.02%          2.30%(e)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions).........................   $     26       $     30       $     30       $      7
 Ratio of expenses to average net
   assets.............................       0.26%(d)       0.29%          0.27%          0.70%(d)
 Ratio of net investment income to
   average net assets.................       5.00%(d)       5.04%          4.94%         11.88%(d)
 Ratio of expenses to average net
   assets*............................         (b)          (b)(c)       (b)(c)               (b)
 Ratio of net investment income to
   average net assets*................         (b)        (b)(c)           (b)(c)             (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from September 20, 1995 (inception date) to February
     29, 1996.
(b) There were no fee waivers or expense reimbursements during the period.
(c)  Fees paid by third parties had no effect on the ratios.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                                           YEAR ENDED
                               AUGUST 31,      --------------------------------------------------------------------------------
                                  1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)         1998             1997             1996             1995             1994
                               -----------     ------------     ------------     ------------     ------------     ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......     0.0239           0.0480           0.0465           0.0502           0.0391           0.0273
 Net realized gains/(losses)
  on investment
  transactions...............         --               --           0.0001           0.0003          (0.0002)         (0.0002)
                                --------         --------         --------         --------         --------         --------
Total income from investment
 operations..................     0.0239           0.0480           0.0466           0.0505           0.0389           0.0271
Less dividends to
 shareholders from net
 investment income...........    (0.0239)         (0.0480)         (0.0465)         (0.0502)         (0.0391)         (0.0273)
                                --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................         --               --           0.0001           0.0003          (0.0002)         (0.0002)
                                --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                ========         ========         ========         ========         ========         ========
Total return.................       2.42%(d)         4.90%            4.75%            5.14%            3.98%            2.76%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
  (millions).................   $    232         $    177         $    260         $    186         $    194         $    272
 Ratio of expenses to average
  net assets.................       0.51%(c)         0.54%            0.53%            0.56%            0.55%            0.39%
 Ratio of net investment
  income to average net
  assets.....................       4.74%(c)         4.80%            4.66%            5.01%            3.86%            2.73%
 Ratio of expenses to average
  net assets*................         (a)              (a)(b)           (a)(b)           (a)            0.56%            0.64%
 Ratio of net investment
  income to average net
  assets*....................         (a)              (a)(b)           (a)(b)           (a)            3.85%            2.48%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Municipal Bond Fund
       [ ] Flexible Income Fund
                             Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Secaucus, NJ
                                 Permit No. 237

                          {PACIFIC HORIZON FUNDS LOGO}

                    Provident Distributor, Inc., Distributor
PHF-5005 8/98

                 PACIFIC HORIZON TAX-EXEMPT MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1998

                             Tax-Exempt Money Fund

                    California Tax-Exempt Money Market Fund

                               Investing For All
                             The Times Of Your Life

                                NOT FDIC INSURED

                 PACIFIC HORIZON TAX-EXEMPT MONEY MARKET FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                             Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,           NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN              FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE          INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

               .....................................

                                                                        Contents

                                      FUND FACTS                         2-3

                                      UNDERSTANDING YOUR SHAREHOLDER
                                        REPORT                           4-6

                                      ECONOMIC REVIEW FROM THE
                                        INVESTMENT ADVISER               8-9

                                      SHAREHOLDER VOTING RESULTS       10-13

                                      PORTFOLIO OF INVESTMENTS         14-50

                                      STATEMENTS OF ASSETS
                                        AND LIABILITIES                   51

                                      STATEMENTS OF OPERATIONS            52

                                      STATEMENTS OF CHANGES
                                        IN NET ASSETS                     53

                                      NOTES TO FINANCIAL
                                        STATEMENTS                     54-62

                                      FINANCIAL HIGHLIGHTS             63-70

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others such as the money market funds, strive to maintain a stable net asset value, but offer no growth potential.

---------------------------------------------------------------------------
            FUND NAME                        INVESTMENT OBJECTIVE
---------------------------------------------------------------------------
 International Equity               Long-Term Capital Growth
 ...........................................................................
 Aggressive Growth                  Maximum Capital Appreciation
 ...........................................................................
 Blue Chip                          Long-Term Capital Appreciation
 ...........................................................................
 Capital Income                     Total Investment Return
 ...........................................................................
 Asset Allocation                   Long-Term Growth
 ...........................................................................
 Flexible Income (formerly          High Current Income
 Corporate Bond)
 ...........................................................................
 Intermediate Bond                  Income and Capital Appreciation
 ...........................................................................
 U.S. Government Securities         High Level of Current Income
 ...........................................................................
 Short-Term Government              High Current Income with Relative
                                    Stability of Principal
 ...........................................................................
 National Municipal Bond*           High Level of Federal Tax-Free
                                    Current Income
 ...........................................................................
 California Municipal Bond Fund     High Level of Federal and California
 (formerly California Tax-Exempt    Tax-Free Current Income
 Bond)*
 ...........................................................................
 Money Market Funds+                High Current Income Plus Principal
 - Prime                            Stability
 - Treasury
 - Government
 - Treasury Only
 ...........................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                 High Level of Federal Tax-Free Current
                                    Income Plus Principal Stability
 - California Tax-Exempt Money      High Level of Federal and California
   Market                           Tax-Free Current Income Plus Principal
                                    Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your Investment Specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

---------------------------------------------------------------------------
PORTFOLIO CONSISTS PRIMARILY OF...    APPROPRIATE FOR INVESTORS WHO SEEK
---------------------------------------------------------------------------
 Foreign Equity Securities          Diversification into foreign equity
                                    markets with associated risk.
 ...........................................................................
 Small Capitalization Stocks        Higher-than-average long-term growth
                                    potential with higher-than-average
                                    risk.
 ...........................................................................
 Blue Chip Stocks                   Long-term growth potential from
                                    investments in the stocks of
                                    well-established companies.
 ...........................................................................
 Convertible Bonds and Convertible  Combined potential for current income
 Preferred Stocks                   and capital appreciation.
 ...........................................................................
 Stocks, Bonds and Cash             Long-term growth potential and current
 Equivalents                        income from stocks and bonds.
 ...........................................................................
 Investment-Grade Corporate Debt    High monthly income potential with
                                    reasonable investment risk.
 ...........................................................................
 Investment-Grade Corporate and     Regular monthly income from a
 U.S. Government Securities         diversified portfolio of
                                    investment-grade securities.
 ...........................................................................
 GNMAs and Other U.S. Government    High monthly income potential and low
 Securities                         credit risk.
 ...........................................................................
 U.S. Government and Government     Monthly income and relative stability
 Agency Securities                  of investment.
 ...........................................................................
 Investment-Grade Municipal Debt    Monthly tax-free income.
 Securities
 ...........................................................................
 Investment-Grade California        High monthly double tax-free income.
 Municipal Securities
 ...........................................................................
 High-Quality Corporate and/or      A flexible, convenient way to manage or
 U.S. Government Short-Term         accumulate cash while waiting for other
 Obligations                        investment opportunities.
 ...........................................................................
 Short-Term Municipal Obligations   A tax-free way to manage or accumulate
                                    cash while waiting for other investment
                                    opportunities.
 ...........................................................................
 Short-Term California Municipal    A tax-free way to manage or accumulate
 Obligations                        cash while waiting for other investment
                                    opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The Financial Statements and Financial Highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

The FUND OVERVIEW AND
INTERVIEW WITH YOUR INVESTMENT
MANAGER enables you to gain
insight into the Fund's
investments and learn more
about the Fund manager's

strategies.
[GRAPHIC]

                            Because a picture or chart can help clarify the text, the investment management team may have illustrated the most important features of the Fund. The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.
[GRAPHIC]

The Financial Statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                  NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

GRAPHIC

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING
THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

[GRAPHIC]

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

[GRAPHIC]

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND

                                  OPERATIONS



The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

[GRAPHIC]                         OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS



The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios, such as the total investment return for each period, the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The global financial crisis has dominated the economic news in recent months. There are renewed fears that the effect of the Asian currency crisis is spreading to other economies in the world, including North and South America. The Russian Ruble has experienced a sharp decline as debate continues regarding political and economic changes. The pace of economic reform in Japan has been alarmingly slow, with the recent interest rate reduction reflecting only the first significant action taken in this regard. Markets in Canada and Mexico continue to reflect concerns relating to commodities. Moreover, investors have become increasingly concerned about the sustainability of U.S. corporate profits, resulting in a significant decline in the U.S. equity markets. The current global economic crisis is generating greater concern, as it increasingly affects a larger number of key American trading partners.

The U.S. economy has been affected both positively and negatively by the global financial crisis. Low interest and inflation rates have stimulated domestic demand for housing, autos and other consumer goods. However, manufacturing activity is slowing, particularly in trade exports, and cutbacks have been made in production and personnel within some industries. The Gross Domestic Product ("GDP") rose at a 1.8%(1) rate in the second quarter, below the first quarter's 5.5%(1) growth rate, reflecting the deterioration in the trade balance and a slowdown in business investment in equipment and inventories. While the U.S. economy remains strong in the third quarter, it is no longer immune from the effects of the crisis. Additionally, prospects for U.S. growth and corporate profits are less secure.

Economic reports continue to indicate that inflation is under control in manufacturing and consumer-related areas. The prices paid to U.S. factories, farmers and other producers (as measured by the Producer Price Index "PPI") fell 0.4%(1) in August, the largest drop in seven months. In the first eight months of 1998, consumer prices rose at an annual rate of 1.6%(1), which is the same as the first eight months of 1997. Inflation has remained innocuous as weakening economies in Asia have depressed commodity prices and the cost of goods imported into the U.S.

In a departure from the recent past, it appears that the Federal Reserve Board (the "Fed") now has a higher level of anxiety about the outlook for the global economy and is becoming more concerned about the increasing risks of slowing economic growth rather than the dangers of rising inflation. In a recent speech, Fed Chairman Alan Greenspan hinted that the Fed might consider lowering interest rates if it becomes increasingly likely that the Asian currency crisis will spread to the U.S. economy. Although the Federal Open Market Committee ("FOMC") left the Fed Funds' target interest rate unchanged at 5.50% at the most recent FOMC meeting held in August; some analysts now expect a reduction in rates sometime soon.

The main benefactor of the global financial uncertainty has clearly been the U.S. Treasury market. U.S. Treasuries have replaced gold as the safe haven of choice, as many investors are reaping the financial rewards of owning these types of securities. On July 17, the day that the equity markets peaked, the Treasury 10-year note had a closing yield of approximately 5.5%(1). As of August 31, the yield on this note was 4.97%(1). The fixed income markets now reflect expectations of an interest rate reduction, as evidenced by the entire Treasury yield curve trading below 5.50%.

The turmoil in overseas markets, the decline in commodity prices, and the global competition from cheaper imports have also caused the credit sectors to widen appreciably against Treasuries. Credit risk is now at a heightened level, as the expectation of lower profit prospects has become more apparent to investors. Additional downward revisions to corporate earnings estimates will put further pressure on corporate spreads until the economic situation begins to improve in Asia.

The Standard & Poor's 500 stock index ("S&P 500") fell 8.0%(2) on a total return basis during the 6-month period ended August 31. While the stocks of large, name-brand companies have been battered during the month of August, smaller company stocks have been hit even harder. The S&P 500 declined 19%(2) from its high on July 17 and the Russell 2000 Index dropped 30%(3) from its high recorded in April. Year-to-date, the performance disparity has been even larger between large cap and small cap stocks. Since the beginning of the year, the S&P 500 is down 0.4%(2) and the Russell 2000 Index has dropped 22.1%(3), constituting a spread of 21.7 percentage points.

Investors are becoming increasingly concerned about the sustainability of U.S. corporate profits. Investors had been willing to pay record-high valuations for stocks because interest rates were low, inflation was under control and economies around the world were expanding. Not only are the developed Asian countries faltering, but the economic turmoil has also extended to Russia and several emerging market countries. So far, the U.S. market has been fairly well insulated from the economic problems overseas, but U.S. companies are now beginning to feel the negative impact from depressed overseas business conditions. Investor confidence in a continued economic expansion will not occur until Asia and Russia implement appropriate measures to rectify their economic and political problems.

LOOKING FORWARD

The U.S. government is still expected to post a budget surplus when the fiscal year ends on September 30. Rising incomes, low unemployment and stock market gains earlier in the year have generated abundant tax collections. Reduced government spending has also contributed to decreasing interest payments on government debt.

The outlook for the remainder of 1998 is unclear. We continue to believe that the economic impact from Asia will be moderate, with the U.S. economy slowing, but sustaining a near normal growth rate of 2.5% in the third quarter. Just as the market was overly optimistic at the beginning of the summer, we suspect that the markets' current doldrums are too extreme.

Sincerely,
[kirk hartman]
Kirk Hartman
Chief Investment Officer
Fixed Income Management
---------------

( 1) Source - Bloomberg, 1998.

( 2) Source - Bloomberg, 1998. The S&P 500 Index is an index that is representative of the large capitalization U.S. equity market as a whole and cannot be invested in directly.

( 3) Source - Bloomberg, 1998. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole and cannot be invested in directly.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Results (Unaudited) of Annual Meeting of Shareholders
Convened on June 19, 1998
Reconvened on June 26, 1998 and July 1, 1998
Reconvened and Adjourned on July 20, 1998
--------------------------------------------------------------------------------

    The Annual Meeting of Shareholders of Pacific Horizon Funds, Inc. (the "Company") was convened on June 19, 1998, reconvened on June 26, 1998 and July 1, 1998, and reconvened and adjourned on July 20, 1998. The Funds of the Company are: Aggressive Growth Fund, Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund (formerly California Tax-Exempt Bond Fund), California Tax-Exempt Money Market Fund, Capital Income Fund, Flexible Income Fund (formerly Corporate Bond Fund), Government Fund, Intermediate Bond Fund, International Equity Fund, National Municipal Bond Fund, Prime Fund, Short-Term Government Fund, Tax-Exempt Money Fund, Treasury Fund, Treasury Only Fund, and U.S. Government Securities Fund. The Annual Meeting was held in order to vote on the following purposes:

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   1.      To elect Messrs. Edward S. Bottum, William P. Carmichael,
           Thomas M. Collins, Douglas B. Fletcher, Robert E. Greeley,
           and Cornelius J. Pings, Directors of the Company;
   2.      With respect to each Fund except the Blue Chip and
           Intermediate Bond Funds, to approve or disapprove a new
           Investment Advisory Agreement between the Company and Bank of America NT&SA;
   3.      With respect to the International Equity Fund, to approve or disapprove a new Sub-Advisory Agreement between Bank of
           America NT&SA and Wellington Management Company, LLP;
   4.      To approve or disapprove an amendment to the Company's
           Charter;
   5.      To approve or disapprove changes to the following
           fundamental investment limitations of each Fund of the
           Company:
           A) limitation on underwriting of securities;
           B) limitation on real estate transactions;
           C) limitation on commodity transactions;
           D) limitation on industry concentration;
           E) limitation on lending;
           F) limitation on borrowing and issuance of senior
           securities; and
           G) limitation on issuer concentration.
   6.      To approve or disapprove certain changes to the following
           fundamental investment policies and limitations, including a change to make all of such policies and limitations
           non-fundamental:
           A) with respect to each Fund, the limitation on short sales and purchasing securities on margin;

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
           B) with respect to the National Municipal Bond, Aggressive
           Growth, California Municipal Bond, Prime, Treasury and
           California Tax-Exempt Money Market Funds, the limitation on purchasing securities of companies for the purpose of
           exercising control;
           C) with respect to each Fund except the Government and
           Treasury Only Funds, the limitation on purchasing securities of other investment companies;
           D) with respect to each Fund except the Aggressive Growth,
           Short-Term Government, Prime, Treasury, Government and
           Treasury Only Funds, the limitation on put, call, straddle and spread transactions;
           E) with respect to each Fund except the National Municipal
           Bond, International Equity, Flexible Income, Short-Term
           Government and California Tax-Exempt Money Market Funds, the
           limitation on illiquid securities;
           F) with respect to the Intermediate Bond, Blue Chip and
           Asset Allocation Funds, the limitation on transactions in
           certain securities by Board members;
           G) with respect to the U.S. Government Securities, Capital
           Income, California Municipal Bond and California Tax-Exempt
           Money Market Funds, the limitation on unseasoned issuers;
           H) with respect to the Aggressive Growth Fund, the policy on investment in equity securities;
           I) with respect to the U.S. Government Securities Fund, the policy with respect to investment in certificates of the
           Government National Mortgage Association;
           J) with respect to the Capital Income Fund, the policy with respect to investment in convertible securities;
           K) with respect to the California Municipal Bond Fund, the policy with respect to investment in California municipal
           securities;
           L) with respect to the Tax-Exempt Money Fund, the policy
           with respect to investment in municipal securities; and
           M) with respect to the California Tax-Exempt Money Market
           Fund, the policy with respect to investment in California
           municipal securities;
   7.      To approve or disapprove a change in the fundamental
           investment objective to a non-fundamental investment
           objective of the following Funds: National Municipal Bond,
           International Equity, Flexible Income, Intermediate Bond,
           Blue Chip, Asset Allocation, Aggressive Growth, U.S.
           Government Securities, Capital Income, California Municipal
           Bond, Short-Term Government, Prime, Treasury, Tax-Exempt
           Money and California Tax-Exempt Money Market Funds;
   8.      To approve or disapprove a new fundamental investment
           limitation of the Prime Fund with regard to its industry
           concentration;
   9.      To ratify or reject the selection of PricewaterhouseCoopers
           LLP as the Company's independent accountants for the fiscal year ending February 28, 1999; and
  10.      The transaction of such other business as may properly come before the meeting or any adjournment.

    At the adjournment of the annual meeting on July 20, 1998, the voting results for each proposal were as follows:

    The voting results for each proposal are shown below:

PACIFIC HORIZON FUNDS, INC. -- ALL FUNDS

                                  TOTAL SHARES           TOTAL                                                ABSTAIN/
                                   OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                                -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 1                      16,453,350,969.00   8,803,335,110.00
 EDWARD S. BOTTUM                                                      8,469,012,940.00        None        334,322,170.00
 WILLIAM P. CARMICHAEL                                                 8,468,803,120.00        None        334,531,990.00
 THOMAS M. COLLINS                                                     8,472,897,540.00        None        330,437,570.00
 DOUGLAS B. FLETCHER                                                   8,473,089,329.00        None        330,245,781.00
 ROBERT E. GREELEY                                                     8,475,491,285.00        None        327,843,225.00
 CORNELIUS J. PINGS                                                    8,473,521,034.00        None        329,806,076.00
PROPOSAL 4                      16,453,350,969.00   8,803,335,110.00   7,332,890,744.00   502,659,743.00   373,195,844.00
PROPOSAL 9                      16,453,350,969.00   8,803,335,091.00   8,429,896,332.00   85,027,748.00    288,411,011.00

                                    BROKER       PASS/
                                   NON VOTE      FAIL
                                --------------   -----
PROPOSAL 1                                       PASS
 EDWARD S. BOTTUM                    None
 WILLIAM P. CARMICHAEL               None
 THOMAS M. COLLINS                   None
 DOUGLAS B. FLETCHER                 None
 ROBERT E. GREELEY                   None
 CORNELIUS J. PINGS                  None
PROPOSAL 4                      594,588,779.00   FAIL
PROPOSAL 9                           None        PASS

PACIFIC HORIZON TAX-EXEMPT MONEY FUND

                                  TOTAL SHARES           TOTAL                                                ABSTAIN/
                                   OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                                -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 2                         712,154,026.00    485,161,683.00      478,120,480.00     2,700,180.00     4,341,023.00
PROPOSAL 5A                        712,154,026.00    485,161,684.00      473,622,236.00     3,631,208.00     3,736,816.00
PROPOSAL 5B                        712,154,026.00    485,161,684.00      473,863,700.00     3,861,224.00     3,265,337.00
PROPOSAL 5C                        712,154,026.00    485,161,684.00      474,211,387.00     3,474,132.00     3,304,742.00
PROPOSAL 5D                        712,154,026.00    485,161,684.00      471,919,772.00     3,792,996.00     5,277,492.00
PROPOSAL 5E                        712,154,026.00    485,161,684.00      472,073,145.00     2,930,156.00     5,986,958.00
PROPOSAL 5F                        712,154,026.00    485,161,684.00      471,908.836.00     2,808,300.00     6,273,123.00
PROPOSAL 5G                        712,154,026.00    485,161,684.00      472,608,227.00     2,919,147.00     5,462,885.00
PROPOSAL 6A                        712,154,026.00    485,161,684.00      473,840,318.00     3,203,958.00     3,945,984.00
PROPOSAL 6C                        712,154,026.00    485,161,684.00      475,148,117.00     2,350,902.00     3,491,241.00
PROPOSAL 6D                        712,154,026.00    485,161,684.00      473,762,130.00     3,087,372.00     4,140,759.00
PROPOSAL 6E                        712,154,026.00    485,161,684.00      473,781,525.00     3,006,235.00     4,202,500.00
PROPOSAL 6L                        712,154,026.00    485,161,684.00      473,344,790.00     2,303,988.00     5,341,482.00
PROPOSAL 7                         712,154,026.00    485,161,684.00      472,754,346.00     3,989,259.00     4,246,655.00

                                    BROKER       PASS/
                                   NON VOTE      FAIL
                                --------------   -----
PROPOSAL 2                           None        PASS
PROPOSAL 5A                       4,171,424.00   PASS
PROPOSAL 5B                       4,171,423.00   PASS
PROPOSAL 5C                       4,171,423.00   PASS
PROPOSAL 5D                       4,171,424.00   PASS
PROPOSAL 5E                       4,171,425.00   PASS
PROPOSAL 5F                       4,171,425.00   PASS
PROPOSAL 5G                       4,171,425.00   PASS
PROPOSAL 6A                       4,171,424.00   PASS
PROPOSAL 6C                       4,171,424.00   PASS
PROPOSAL 6D                       4,171,423.00   PASS
PROPOSAL 6E                       4,171,424.00   PASS
PROPOSAL 6L                       4,171,424.00   PASS
PROPOSAL 7                        4,171,424.00   PASS

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 2              1,434,607,789.00     890,575,149.00     860,010,345.00    13,448,277.00    17,116,527.00        None
PROPOSAL 5a             1,434,607,789.00     890,575,151.00     612,334,344.00    15,657,737.00    20,725,560.00   241,857,510.00
PROPOSAL 5b             1,434,607,789.00     890,575,151.00     613,026,312.00    15,725,181.00    19,966,147.00   241,857,511.00
PROPOSAL 5c             1,434,607,789.00     890,575,151.00     610,195,969.00    14,739,831.00    23,781,841.00   241,857,510.00
PROPOSAL 5d             1,434,607,789.00     890,575,151.00     614,850,906.00    14,861,780.00    19,004,955.00   241,857,510.00
PROPOSAL 5e             1,434,607,789.00     890,575,151.00     611,718,443.00    14,276,277.00    22,722,920.00   241,857,511.00
PROPOSAL 5f             1,434,607,789.00     890,575,151.00     610,343,931.00    15,203,452.00    23,170,258.00   241,857,510.00
PROPOSAL 5g             1,434,607,789.00     890,575,151.00     612,600,420.00    14,623,848.00    21,493,372.00   241,857,511.00
PROPOSAL 6a             1,434,607,789.00     890,575,151.00     611,242,964.00    19,385,064.00    18,089,614.00   241,857,509.00
PROPOSAL 6b             1,434,607,789.00     890,575,151.00     609,524,527.00    21,369,547.00    17,823,567.00   241,857,510.00
PROPOSAL 6c             1,434,607,789.00     890,575,151.00     608,254,724.00    20,905,141.00    19,557,776.00   241,857,510.00
PROPOSAL 6d             1,434,607,789.00     890,575,151.00     608,312,644.00    19,340,687.00    21,064,309.00   241,857,511.00
PROPOSAL 6g             1,434,607,789.00     890,575,151.00     610,934,925.00    19,417,063.00    18,365,652.00   241,857,511.00
PROPOSAL 6m             1,434,607,789.00     890,575,151.00     607,251,422.00    21,805,345.00    19,660,874.00   241,857,510.00
PROPOSAL 7              1,434,607,789.00     890,575,151.00     602,409,978.00    26,814,462.00    19,493,201.00   241,857,510.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 2             PASS
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6b            PASS
PROPOSAL 6c            PASS
PROPOSAL 6d            PASS
PROPOSAL 6g            PASS
PROPOSAL 6m            PASS
PROPOSAL 7             PASS

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS
ALASKA  --  1.4%
 Alaska State Housing
 Finance Corporation
 (final maturity
 12/1/19)*..............     NR/NR       A1+/AAA      3.50%   09/02/98  $ 9,995,000   $  9,995,000
                                                                                      ------------
ARIZONA -- 0.4%
 Apache County
 Industrial Development,
 Tucson Electric Power,
 Series A
 (LOC -- Toronto
 Dominion Bank) (final
 maturity 12/15/18)*....   VMIG1/Aa2     A1+/AA       3.30%   09/02/98    1,000,000      1,000,000
 Apache County
 Industrial Development,
 Tucson Electric Power,
 Series B (LOC -- Bank
 of New York) (final
 maturity 12/15/18)*....   VMIG1/Aa3     A1+/AA-      3.30%   09/01/98    2,200,000      2,200,000
                                                                                      ------------
                                                                                         3,200,000
                                                                                      ------------
ARKANSAS -- 0.5%
 Arkansas State
 Development Financing
 Authority (final
 maturity 7/1/30)*......     NR/NR       A1+/AAA      3.70%   06/01/99    3,400,000      3,400,000
                                                                                      ------------
CALIFORNIA -- 2.9%
 California Statewide
 Community Development
 Authority, Tax and
 Revenue Anticipation,
 Series B...............   VMIG1/Aaa     A1/AAA       4.75%   09/30/98   10,000,000     10,006,538

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Irvine Ranch Water
 District
 (LOC -- Commerzbank
 A.G.) (final maturity
 9/1/06)*...............   VMIG1/Aa2     A1+/AA-      3.15%   09/01/98  $ 4,900,000   $  4,900,000
 Ivrine Ranch Water
 District
 (LOC -- Toronto
 Dominion Bank) (final
 maturity 8/1/16)*......   VMIG1/Aa2     A1+/AA       3.15%   09/01/98    2,000,000      2,000,000
 Orange County Irvine
 Coast Assessment
 (LOC -- Kredietbank/
 Societe Generale)
 (final maturity
 9/2/18)*...............   VMIG1/Aaa     A1+/AA-      3.15%   09/01/98    2,500,000      2,500,000
 Orange County
 Sanitation Districts,
 Certificates of
 Participation, Capital
 Improvements Project
 (LOC -- National
 Westminster Bank)
 (final maturity
 8/1/15)*...............   VMIG1/Aa2     A1+/AA       3.15%   09/01/98    1,300,000      1,300,000
                                                                                      ------------
                                                                                        20,706,538
                                                                                      ------------
DISTRICT OF COLUMBIA -- 5.8%
 District of Columbia,
 Series A1
 (LOC -- National
 Westminster) (final
 maturity 10/1/07)*.....   VMIG1/Aa2     A1+/AA       3.45%   09/01/98    5,400,000      5,400,000
 District of Columbia,
 Series A2
 (LOC -- Canadian
 Imperial Bank) (final
 maturity 10/1/07)*.....   VMIG1/Aa3     A1+/AA-      3.45%   09/01/98   15,200,000     15,200,000
 District of Columbia,
 Series A3 (final
 maturity 10/1/07)*.....   VMIG1/Aa3     A1+/AA-      3.45%   09/01/98   21,500,000     21,500,000
                                                                                      ------------
                                                                                        42,100,000
                                                                                      ------------

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
FLORIDA -- 8.5%
 Florida Board of
 Education (final
 maturity 6/1/23)*......     NR/Aa       A1+/AA       3.75%   12/01/98  $10,395,000   $ 10,395,000
 Pinellas County, Multi-
 Family Housing,
 Foxbridge Apartments,
 Series A (final
 maturity 6/15/25)*.....     NR/NR       A1+/AAA      3.50%   09/02/98    5,300,000      5,300,000
 Sarasota County, Public
 Hospital District,
 Sarasota Hospital
 Project, Series A......     P1/NR       A1+/NR       3.55%   10/01/98    3,500,000      3,500,000
 Sarasota County, Public
 Hospital District,
 Sarasota Hospital
 Project, Series A......     P1/NR       A1+/NR       3.80%   11/19/98    5,000,000      5,000,000
 Sarasota County Public
 Hospital District,
 Series B...............     P1/NR       A1+/NR       3.30%   10/14/98    2,000,000      2,000,000
 Sarasota County, Public
 Hospital District,
 Series 91..............     P1/NR       A1+/NR       3.65%   12/10/98   10,000,000     10,000,000
 Sarasota County, Public
 Hospital, Series 93A...     P1/NR       A1+/NR       3.65%   12/10/98    2,500,000      2,500,000
 St. Lucie County
 Pollution Control
 Revenue, Series A......     P1/NR       A1+/NR       3.70%   09/14/98    2,500,000      2,500,000
 Sunshine State
 Government Finance
 Commission Revenue
 Bonds Series 86........     P1/NR       A1+/NR       3.50%   11/17/98   10,000,000     10,000,000
 Sunshine State
 Government Finance
 Committee..............     P1/NR       A1+/NR       3.70%   09/11/98   10,000,000     10,000,000
                                                                                      ------------
                                                                                        61,195,000
                                                                                      ------------

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
GEORGIA -- 2.5%
 Gainesville
 Redevelopment
 Authority, Riverside
 Military Academy
 (LOC -- Wachovia Bank
 and Trust) (final
 maturity 1/1/23)*......    NR/AA2        NR/NR       3.35%   09/02/98  $15,000,000   $ 15,000,000
 Valdosta & Lowndes
 County Hospital
 Authority Revenue,
 South Georgia Medical
 Center Project (final
 maturity 10/1/23)*.....     NR/NR       A1+/AAA      3.25%   09/03/98    3,090,000      3,090,000
                                                                                      ------------
                                                                                        18,090,000
                                                                                      ------------
HAWAII -- 2.1%
 Hawaii State (final
 maturity 4/1/09)*......     NR/NR       A1+/AAA      3.45%   09/03/98   15,000,000     15,000,000
                                                                                      ------------
IDAHO -- 2.1%
 Idaho State Tax
 Anticipation Notes.....    MIG1/NR      Sp1/NR       4.50%   06/30/99   15,000,000     15,107,774
                                                                                      ------------
ILLINOIS -- 13.6%
 Chicago Industrial
 Development Revenue,
 Guernsey Bel, Inc.
 (final maturity
 12/1/16)*..............     NR/NR       A1+/AA-      3.30%   09/02/98    1,135,000      1,135,000
 Chicago Park District,
 Tax Anticipation
 Notes..................    MIG1/NR      Sp1+/NR      4.30%   09/17/99    8,000,000      8,060,249
 Chicago Tender Notes
 (LOC -- Morgan Guaranty
 Trust).................  VMIG1/MIG1     A1/Sp1       3.55%   10/29/98   15,000,000     15,000,000
 Chicago Tender Notes,
 Series C
 (LOC -- Societe
 Generale)..............   VMIG1/Aa3     A1+/Sp1      3.65%   12/31/98   12,500,000     12,500,000
 Chicago Variable
 Equipment Notes
 (LOC -- HarrisTrust and
 Savings Bank) (final
 maturity 1/1/06)*......  VMIG1/MIG1     A1+/AA-      3.80%   12/31/98    6,800,000      6,800,000

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
ILLINOIS -- (CONTINUED)
 Elmhurst Hospital
 Revenue, Joint
 Committee Health
 Organization, Series 88
 (final maturity
 7/1/18)*...............   VMIG1/NR       A1/A        3.35%   09/03/98  $ 4,450,000   $  4,450,000
 Illinois Educational
 Facilities Authority,
 Adjustable Demand
 Municipal Bond, John F.
 Kennedy Health Care
 Foundation
 (LOC -- Lasalle
 National Bank ) (final
 maturity 12/1/25)*.....     NR/NR       A1+/AA-      3.60%   05/11/99    6,400,000      6,400,000
 Illinois Health
 Facilities Authority,
 Elmhurst Memorial
 Hospital, Series A
 (final maturity
 1/1/28)*...............   VMIG1/A2       NR/NR       3.40%   09/01/98   26,200,000     26,200,000
 Illinois Health
 Facilities Authority,
 Resurrection Health
 Care Systems (final
 maturity 5/1/11)*......   VMIG1/A2       NR/NR       3.35%   09/01/98   18,000,000     18,000,000
                                                                                      ------------
                                                                                        98,545,249
                                                                                      ------------
INDIANA -- 1.5%
 Indiana Health Facility
 Financing Authority,
 Health Facility
 Revenue, Holy Cross
 Health System
 Corporation............    Aaa/NR       AAA/NR       4.25%   12/01/98    2,895,000      2,899,173
 Jasper County,
 Pollution Control
 Revenue, Northern
 Indiana Public Service,
 Series A...............     P1/NR       A1+/NR       3.60%   10/08/98    8,000,000      8,000,000
                                                                                      ------------
                                                                                        10,899,173
                                                                                      ------------

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
IOWA -- 0.7%
 Iowa Higher Education
 Loan Authority, Private
 College (MBIA Insured)
 (final maturity
 12/1/15)*..............   VMIG1/Aaa     A1+/AAA      3.45%   09/02/98  $ 4,700,000   $  4,700,000
                                                                                      ------------
KENTUCKY -- 2.4%
 Kentucky Asset/
 Liability Communication
 General Fund Revenue,
 Tax & Revenue
 Anticipation, Series
 A......................    MIG1/NR      Sp1+/NR      4.50%   06/25/99   15,000,000     15,109,576
 Kentucky Economic
 Development Financing
 Authority Revenue,
 Sisters of Charity
 (final maturity
 11/1/20)*..............   VMIG1/A1       A1/A+       3.55%   09/01/98    2,500,000      2,500,000
                                                                                      ------------
                                                                                        17,609,576
                                                                                      ------------
LOUSIANA -- 10.6%
 Ascension Parish
 Pollution Control,
 Borden Inc. Project
 (LOC -- Credit Suisse)
 (final maturity
 12/1/09)*..............   VMIG1/Aa2     A1+/AA       3.22%   09/02/98    5,500,000      5,500,000
 Louisiana Public
 Facilities Authority,
 Hospital Revenue,
 Willis-Knighton Medical
 Center (AMBAC Insured)
 (final maturity
 9/1/27)*...............   VMIG1/Aaa     A1+/AAA      3.30%   09/02/98    7,000,000      7,000,000
 Louisiana Public
 Facilities Authority,
 Hospital Revenue,
 Willis-Knighton Medical
 Center Project (AMBAC
 Insured) (final
 maturity 9/1/25)*......   VMIG1/Aaa     AAA/A1+      3.30%   09/02/98    5,300,000      5,300,000

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
LOUSIANA -- (CONTINUED)
 Louisiana Public
 Facilities Authority,
 Hospital Revenue,
 Willis-Knighton Medical
 Center Project, Series
 1993 (LOC -- Mellon
 Bank) (final maturity
 9/1/23)*...............   VMIG1/NR       A1/NR       3.30%   09/02/98  $16,870,000   $ 16,870,000
 Louisiana State General
 Obligation Bonds (AMBAC
 Insured) (final
 maturity 5/1/09)*......     NR/NR        A1/AA       3.41%   09/03/98   11,600,000     11,600,000
 Plaquemines Port Harbor
 & Term District,
 Chevron Pipe Line
 Company (final maturity
 9/1/08)*...............    NR/Aa2        NR/AA       3.85%   09/01/98   13,500,000     13,504,560
 Plaquemines Port Harbor
 & Term District, Port
 Facilities Revenue,
 International Marine
 Terminals Project
 (LOC -- Morgan Guaranty
 Trust) (final maturity
 3/15/06)*..............    NR/Aa2        NR/NR       3.60%   09/15/98   10,500,000     10,500,000
 West Baton Rouge,
 Industrial Development
 Authority, Dow
 Chemical...............     P1/NR       A1+/NR       3.45%   10/20/98    5,050,000      5,050,000
 West Baton Rouge
 Parish, Industrial
 District No. 3 Revenue
 Bonds, Dow Chemical Co.
 Project, Series B
 (final maturity
 12/1/16)*..............     P1/A1        A1/A        3.40%   09/01/98    1,300,000      1,300,000
                                                                                      ------------
                                                                                        76,624,560
                                                                                      ------------

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
MAINE -- 0.3%
 Maine Health and Higher
 Educational Facilities
 Authority, VHA New
 England Inc., Series G
 (final maturity
 12/1/25)*..............    NR/Aaa       A1+/AAA      3.35%   09/02/98  $ 1,985,000   $  1,985,000
                                                                                      ------------
MARYLAND -- 1.4%
 Gaithersburg Economic
 Development Authority,
 Asbury Methodist (MBIA
 Insured) (final
 maturity 7/1/27)*......     NR/NR       A1/AAA       3.30%   09/03/98   10,000,000     10,000,000
                                                                                      ------------
MICHIGAN -- 0.9%
 Michigan Municipal Bond
 Authority Revenue,
 Series D (LOC -- Bank
 of Nova Scotia)........     NR/NR       Sp1+/NR      4.25%   08/27/99    6,500,000      6,541,415
                                                                                      ------------
MISSOURI -- 0.5%
 Missouri State Health &
 Educational Facilites
 Authority Revenue,
 Medical Research
 Facilities, Series A
 (final maturity
 5/15/38)*..............     NR/NR       A1+/AA+      3.35%   09/02/98    1,800,000      1,800,000
 Missouri Health &
 Education, The
 Washington University
 Project, Series A
 (final maturity
 9/1/30)*...............   VMIG1/Aa1     A1+/AA+      3.35%   09/01/98    1,700,000      1,700,000
                                                                                      ------------
                                                                                         3,500,000
                                                                                      ------------
NEBRASKA -- 0.5%
 Nebraska Educational
 Facilities (FGIC
 Insured) (final
 maturity 12/1/00)*.....   VMIG1/AAA     A1+/AAA      3.55%   09/02/98    3,435,000      3,435,000
                                                                                      ------------

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
NEW YORK -- 3.2%
 New York City General
 Obligation Bonds,
 Series 1993, Subseries
 A-8 (LOC -- Morgan
 Guaranty Trust Co)
 (final maturity
 8/1/18)*...............   VMIG1/Aa2     A1+/AAA      3.35%   09/01/98  $ 3,600,000   $  3,600,000
 New York Local
 Government (final
 maturity 4/1/17)*......   VMIG1/Aaa     A1+/AAA      3.31%   09/03/98   11,500,000     11,500,000
 New York Metropolitan
 Transportation
 Authority, Series 93C
 (final maturity
 10/31/07)*.............     A1/NR       A2+/NR       3.35%   09/02/98    8,000,000      8,000,000
                                                                                      ------------
                                                                                        23,100,000
                                                                                      ------------
NORTH CAROLINA -- 5.6%
 Lenoir County Hospital
 Revenue, Lenoir
 Memorial Hospital
 (LOC -- Wachovia Bank)
 (final maturity
 10/1/12)*..............   VMIG1/Aa2      NR/NR       3.30%   09/03/98      200,000        200,000
 North Carolina Medical
 Care Commission
 Hospital Revenue Bond,
 Moses H. Cone Memorial
 Hospital Project
 (LOC -- Wachovia Bank)
 (final maturity
 9/1/02)*...............     NR/NR       A1+/AA       3.25%   09/03/98    1,600,000      1,600,000
 North Carolina Medical
 Care Community
 Retirement
 (LOC -- LaSalle
 National Bank) (final
 maturity 11/15/09)*....     NR/NR       A1+/AA+      3.30%   09/03/98   10,000,000     10,000,000
 North Carolina
 Municipal Power Agency,
 Catawba Project........     P1/NR       A1+/NR       3.70%   09/14/98    6,200,000      6,200,000

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
NORTH CAROLINA -- (CONTINUED)
 North Carolina
 Municipal Power Agency,
 Catawba Project........     P1/NR       A1+/NR       3.25%   09/04/98  $ 6,500,000   $  6,500,000
 North Carolina
 Municipal Power Agency,
 Catawba Project........     P1/NR       A1+/NR       3.75%   09/15/98   10,000,000     10,000,000
 Wake County Pollution
 Control, Carolina Power
 & Light Co. Project,
 Series B (LOC -- First
 Union National Bank)
 (final maturity
 9/1/15)*...............    P1/Aa3        A1/A+       3.30%   09/02/98    6,200,000      6,200,000
                                                                                      ------------
                                                                                        40,700,000
                                                                                      ------------
OHIO -- 0.3%
 Ohio State Water
 Development Authority,
 Solid Waste Disposal
 Revenue, The Timken
 Company Project (final
 maturity 7/1/32)*......   VMIG1/NR       A1/A        3.35%   09/02/98    2,000,000      2,000,000
                                                                                      ------------
OKLAHOMA -- 3.3%
 Oklahoma Water
 Resources Board, State
 Loan Program, Revenue
 Bonds (LOC -- Union
 Bank of Switzerland)
 (final maturity
 9/1/24)*...............     NR/NR       A1+/AA       3.55%   03/01/99   23,925,000     23,925,000
                                                                                      ------------
OREGON -- 1.4%
 Medford Hospital
 Facilities Authority,
 Rogue Valley Manor
 (final maturity
 5/15/27)*..............     NR/NR        A+/A2       3.40%   09/01/98   10,000,000     10,000,000
                                                                                      ------------

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
PENNSYLVANIA -- 13.8%
 Allegheny County
 Industrial Development
 Authority, Duquesne
 Light Co., Series A
 (LOC -- Canadian
 Imperial Bank of
 Commerce) (final
 maturity 9/1/11)*......     NR/NR       A1+/AA-      3.85%   10/21/98  $ 8,225,000   $  8,225,000
 Allegheny County
 Industrial Development
 Authority, Duquesne
 Light Co., Series A
 (LOC -- Canadian
 Imperial Bank of
 Commerce) (final
 maturity 9/1/11)*......     P1/NR       A1+/AA-      3.85%   10/21/98    3,700,000      3,700,000
 Emmaus General
 Authority Pooled Loan,
 Series 1989G-9
 (LOC -- Bayerische
 Girozentrale) (final
 maturity 3/1/24)*......     NR/NR      A1+/Sp1+      3.45%   09/02/98    7,200,000      7,200,000
 Philadelphia Tax &
 Revenue Anticipation
 Notes, Series A........    MIG1/NR      Sp1+/NR      4.25%   06/30/99   13,250,000     13,314,969
 Quakertown General
 Authority, Pooled
 Financing Program,
 Series A (LOC -- PNC
 Bank) (final maturity
 7/1/26)*...............   VMIG1/A1       NR/NR       3.30%   09/01/98   20,600,000     20,600,000
 Quakertown Hospital
 Authority, HPS Group
 Pooled Financing
 (LOC -- PNC Bank)
 (final maturity
 7/1/05)*...............   VMIG1/A1       NR/NR       3.30%   09/01/98   46,600,000     46,600,000
                                                                                      ------------
                                                                                        99,639,969
                                                                                      ------------

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
TENNESSEE -- 4.7%
 Bristol Health &
 Education Facilities,
 Series 1995A (final
 maturity 3/1/14)*......     NR/NR       A1/AAA       3.55%   09/02/98  $ 8,500,000   $  8,500,000
 Johnson City Health &
 Educational Facilities
 Board, Series A (final
 maturity 10/27/99)*....   VMIG1/Aaa     A1+/AAA      3.40%   09/03/98   10,000,000     10,000,000
 Clarksville Public
 Building Authority
 (final maturity
 11/1/27)*..............    A1/Aa3        NR/NR       3.30%   09/02/98    4,000,000      4,000,000
 Metropolitan Government
 Nashville & Davidson
 County Health &
 Education Facilities,
 Adventist/Sunbelt,
 Series A (final
 maturity 11/15/26)*....   VMIG1/Aa3     A1+/AA+      3.30%   09/03/98    9,350,000      9,350,000
 Montgomery County
 Public Building
 Authority, Pooled
 Financing Government
 Obligation, Tennessee
 County Loan Pool
 (LOC -- Nationsbank of
 Tennessee) (final
 maturity 3/1/25)*......     NR/NR       A1+/AA-      3.30%   09/03/98    2,000,000      2,000,000
                                                                                      ------------
                                                                                        33,850,000
                                                                                      ------------
TEXAS -- 6.9%
 Bexar County Housing
 Authority (final
 maturity 9/15/26)*.....   VMIG1/NR      A1/AA2       3.50%   09/02/98    6,775,000      6,775,000
 Brazos River Harbor
 Navigation District,
 Dow Chemical...........     P1/NR       A1+/NR       3.45%   10/20/98    9,250,000      9,250,000

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
TEXAS -- (CONTINUED)
 Grand Prairie Housing
 Financing Corporation,
 Lincoln Property
 Company (final maturity
 6/1/10)*...............     NR/NR       A1+/AAA      3.30%   09/02/98  $ 6,700,000   $  6,700,000
 Grapevine Industrial
 Development Corporation
 Airport Revenue,
 Southern Air
 Transportation
 (LOC -- Bank One Texas)
 (final maturity
 3/1/10)*...............     NR/NR       A1+/AA       3.30%   09/03/98    2,300,000      2,300,000
 North Central Texas
 Health Facilities,
 Methodist Hospital,
 Series 91-A............     P1/NR       A1+/NR       3.70%   09/09/98    5,000,000      5,000,000
 Nueces River Authority
 (final maturity
 3/1/27)*...............   VMIG1/NR      NR/AAA       3.41%   09/03/98   16,600,000     16,600,000
 University of Texas
 Board of Regents.......     P1/NR       A1+/NR       3.75%   09/15/98    3,000,000      3,000,000
                                                                                      ------------
                                                                                        49,625,000
                                                                                      ------------
UTAH -- 1.4%
 Intermountain Power
 Agency, Utah Power
 Supply Revenue
 (LOC -- Chase Manhattan
 Bank) (final maturity
 7/1/03)*...............   VMIG1/Aaa      NR/NR       3.55%   09/02/98    9,900,000      9,900,000
                                                                                      ------------
VERMONT -- 1.3%
 Vermont Education and
 Health Financing
 Agency, Middlebury
 College Project, Series
 A (final maturity
 11/1/27)*..............     NR/AA        NR/AA       3.85%   11/01/98    2,075,000      2,075,000

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
VERMONT -- (CONTINUED)
 Vermont Education and
 Health Financing
 Agency, Middlebury
 College Project, Series
 A (final maturity
 5/1/28)*...............     NR/NR       A1+/AA       3.75%   05/01/99  $ 5,500,000   $  5,500,000
 Vermont Educational and
 Health Buildings
 Financing Agency,
 Vermont Housing
 Authority of New
 England, Series C
 (final maturity
 12/1/25)*..............    VMIG1/A       A1/AA       3.35%   09/02/98    1,800,000      1,800,000
                                                                                      ------------
                                                                                         9,375,000
                                                                                      ------------
VIRGINIA -- 0.5%
 Peninsula Ports
 Authority, Dominion
 Term Association,
 Series B...............     P1/NR       A1+/NR       3.30%   10/14/98    4,035,000      4,035,000
                                                                                      ------------
WASHINGTON -- 1.4%
 Washington State
 Housing Finance
 Authority, Multi-
 Family Mortgage Revenue
 (final maturity
 1/1/10)*...............     AA/A1        A2/A        3.40%   09/02/98    1,000,000      1,000,000
 Washington State Public
 Power Supply, Nuclear
 Project (final maturity
 7/1/15)*...............     NR/NR       A1+/AAA      3.40%   09/03/98    9,195,000      9,195,000
                                                                                      ------------
                                                                                        10,195,000
                                                                                      ------------

---------------
See Notes to Financial Statements.

                            MOODY'S         S&P                                        AMORTIZED
                           RATINGS+      RATINGS+             MATURITY   PRINCIPAL        COST
      DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE      AMOUNT        (NOTE 2)
      -----------         -----------   -----------   ----    --------   ---------     ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS   --   (CONTINUED)
WISCONSIN -- 1.5%
 Wisconsin State
 Operating Notes........     P1/NR       A1+/NR       4.50%   06/15/99  $ 2,500,000   $  2,516,480
 Wisconsin
 Transportation
 Revenue................     P1/NR       A1+/NR       3.35%   09/08/98    8,601,000      8,601,000
                                                                                      ------------
                                                                                        11,117,480
                                                                                      ------------
TOTAL INVESTMENTS -- 103.9%
(AMORTIZED COST
 $750,096,734)(a).......                                                               750,096,734
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.9%)....                                    (27,815,744)
                                                                                      ------------
NET ASSETS -- 100.0%....                                                              $722,280,990
                                                                                      ============

---------------

Percentages indicated are based on net assets of $722,280,990.
(a) Cost for Federal income tax and financial reporting purposes is substantially the same.

AMBAC -- AMBAC Indemnity Corporation.
FGIC  --  Financial Guaranty Insurance Company.
 FSA  --  Financial Security Assurance.
 LOC  --  Letter of Credit.
MBIA  --  Municipal Bond Insurance Association.
  NR  --  No rating assigned by Moody's or S&P.

* Variable rate security. Maturity date reflects the next rate change date. + The ratings provided consist of short-term and long-term ratings.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS
CALIFORNIA -- 97.2%
 Alameda-Contra Costa
 Financing Authority,
 Certificates of
 Participation (final
 maturity 8/1/23)*.......     NR/NR       A1+/AA-      2.55%   09/02/98   $ 5,000,000   $    5,000,000
 Anaheim Housing
 Authority, Multifamily
 Housing Revenue, Bel
 Page Project, Series A
 (FNMA Insured) (final
 maturity 8/1/20)*.......     NR/NR       A1+/AAA      2.25%   09/02/98     1,800,000        1,800,000
 California Department of
 Water Resources, Water
 Revenue, Series 1.......     P1/NR       A1+/NR       3.65%   09/15/98     2,330,000        2,330,000
 California General
 Obligation (final
 maturity 4/1/04)* 144A..     NR/NR       A1+/AAA      3.40%   09/15/98    15,100,000       15,100,000
 California General
 Obligation..............     P1/NR       A1+/NR       3.00%   10/21/98    10,000,000       10,000,000
 California General
 Obligation, Class A
 (final maturity 2/1/06)*
 144A....................    A1+/AA        NR/NR       3.21%   09/03/98    10,000,000       10,000,000
 California Health
 Facilities Financial
 Authority, Catholic
 Healthcare, Series B
 (final maturity
 7/1/06)*................   VMIG1/Aaa     A1+/AAA      2.35%   09/02/98     5,815,000        5,815,000
 California Health
 Facilities Financing
 Authority Revenue,
 Scripps Health, Series B
 (MBIA Insured) (final
 maturity 10/1/22)*......   VMIG1/Aaa     A1+/AAA      2.50%   09/02/98    15,700,000       15,700,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California Health
 Facilities Financing
 Authority (Catholic
 Health Care) Series
 1996D (MBIA Insured)
 (LOC -- Rabobank
 Nederland N.V.) (final
 maturity 7/1/21)*.......   VMIG1/Aaa     A1+/AAA      2.35%   09/01/98   $ 1,500,000   $    1,500,000
 California Health
 Facilities Financing
 Authority (final
 maturity 8/1/16)*.......    NR/AAA       NR/AAA       3.45%   09/01/98    11,950,000       11,950,000
 California Health
 Facilities Financing
 Authority, Memorial
 Health Services (final
 maturity 10/1/24)*......    VMIG1/A       A1/AA       2.60%   09/02/98     1,660,000        1,660,000
 California Health
 Facilities Financing
 Authority, Scripps
 Memorial Hospital,
 Series 1991B (MBIA
 Insured) (final maturity
 10/1/21)*...............   VMIG1/AAA     A1+/AAA      2.50%   09/02/98     2,500,000        2,500,000
 California Health
 Facilities Financing
 Authority, Series C
 (final maturity
 6/1/12)*................   VMIG1/NR       A1/NR       2.80%   09/02/98    10,995,000       10,995,000
 California Housing
 Financing Agency
 Multi-Unit Rental
 Housing Revenue, Series
 A (MBIA Insured) (final
 maturity 8/1/23)*.......    Aaa/NR       AAA/NR       3.45%   09/01/98     2,000,000        2,000,000
 California Housing
 Financing Agency,
 Multi-Family Housing,
 Series C (FNMA Insured)
 (final maturity
 7/15/13)*...............     NR/NR       A1+/AAA      2.20%   09/02/98     1,200,000        1,200,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California Housing
 Financing Agency,
 Multi-Family, Series B
 (final maturity
 7/15/13)*...............     NR/NR       A1+/AAA      2.20%   09/02/98   $ 1,000,000   $    1,000,000
 California Housing
 Financing Agency,
 Multi-Unit Rental
 Revenue Authority (MBIA
 Insured) (final maturity
 8/1/07)*................    NR/AAA       NR/AAA       3.55%   02/01/99     2,000,000        2,000,000
 California Housing
 Financing Agency,
 Multi-Unit Rental
 Revenue Authority (MBIA
 Insured) (final maturity
 8/1/08)*................    NR/AAA       NR/AAA       3.55%   02/01/99     2,775,000        2,775,000
 California Housing
 Financing Agency, Series
 E (AMT) (final maturity
 2/1/33)*................   VMIG1/AA2     A1+/AA-      3.55%   03/12/99    15,000,000       15,000,000
 California Housing
 Financing Agency (final
 maturity 2/1/24)*.......   VMIG1/Aa2      NR/NR       3.21%   09/02/99     5,615,000        5,615,000
 California Pollution
 Control Financing
 Authority (Southern
 California Edison)
 Series 1985B............     P1/NR       A1+/NR       3.00%   10/19/98    14,000,000       14,000,000
 California Pollution
 Control Financing
 Authority, Atlantic
 Richfield Company
 Project, Series 1994A
 (AMT) (final maturity
 12/1/24)*...............   VMIG1/A2       A1/A        3.30%   09/01/98     8,800,000        8,800,000
 California Pollution
 Control Financing
 Authority, Calsan, Inc.
 Project, Series A (AMT)
 (LOC -- Wells Fargo
 Bank) (final maturity
 12/1/11)*...............    P1/Aaa        A1/A+       2.50%   09/02/98     1,700,000        1,700,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California Pollution
 Control Financing
 Authority, Chevron USA,
 Inc. Project (final
 maturity 11/15/01)*.....    NR/AA2        NR/AA       3.85%   11/15/98   $ 2,405,000   $    2,407,992
 California Pollution
 Control Financing
 Authority, Delano Power
 Project (AMT)
 (LOC -- Algemene Bank
 Nederland) (final
 maturity 8/1/19)*.......    NR/AA1        NR/NR       3.30%   09/01/98     4,900,000        4,900,000
 California Pollution
 Control Financing
 Authority, Pacific Gas &
 Electric (AMT)
 (LOC -- Rabobank
 Nederland) (final
 maturity 12/1/16)*......     NR/NR       A1+/AAA      2.45%   09/02/98     1,000,000        1,000,000
 California Pollution
 Control Financing
 Authority, Pacific Gas &
 Electric (LOC -- Toronto
 Dominion Bank) (final
 maturity 12/1/18)*......     NR/NR       A1+/AAA      3.15%   09/01/98     1,000,000        1,000,000
 California Pollution
 Control Financing
 Authority, Pacific Gas &
 Electric, Series 1996A
 (AMT) (LOC -- Swiss Bank
 Corporation) (final
 maturity 12/1/16)*......     NR/NR       A1+/AAA      2.60%   09/02/98    16,000,000       16,000,000
 California Pollution
 Control Financing
 Authority, Pacific Gas &
 Electric, Series 1997C
 (AMT) (LOC-Kredietbank
 N.V.) (final maturity
 11/1/26)*...............     NR/NR       A1+/AA+      3.25%   09/01/98    42,900,000       42,900,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California Pollution
 Control Financing
 Authority, Shell Oil
 Company Martinez
 Project, Series 1994A
 (AMT) (final maturity
 10/1/24)*...............   VMIG1/Aa1      NR/NR       3.20%   09/01/98   $25,000,000   $   25,000,000
 California Pollution
 Control Financing
 Authority, Shell Oil
 Company Martinez
 Project, Series B (AMT)
 (final maturity
 10/1/31)*...............   VMIG1/NR       A1/A        3.20%   09/02/98    10,000,000       10,000,000
 California Pollution
 Control Financing
 Authority, Solid Waste
 Disposal, Santa Clara
 Valley Series A (final
 maturity 3/1/18)*.......    VMIG1/A       A1/A        2.50%   09/02/98     2,000,000        2,000,000
 California Pollution
 Control Financing
 Authority, Taormina
 Industries, Inc. Project
 (AMT) (LOC -- Sanwa
 Bank, Ltd.) (final
 maturity 8/1/14)*.......   VMIG1/A1       NR/NR       3.20%   09/02/98     5,125,000        5,125,000
 California Pollution
 Control Financing
 Authority, Taormina
 Industries, Inc.,
 Project, Series 1994B
 (AMT) (final maturity
 8/1/14)*................   VMIG1/A1       NR/NR       3.20%   09/02/98     2,240,000        2,240,000
 California Pollution
 Control Revenue
 Financing Authority
 (Pacific Gas & Electric)
 Series D................     P1/NR       A1+/NR       2.90%   10/14/98    15,000,000       15,000,000
 California Pollution
 Control Revenue
 Financing Authority
 (Southern California
 Edison) Series 1985.....     P1/NR       A1+/NR       2.75%   09/03/98     4,700,000        4,700,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California Pollution
 Control Revenue
 Financing Authority,
 Southern California
 Edison, Series 85-C.....     P1/NR       A1+/NR       3.65%   09/15/98   $ 5,300,000   $    5,300,000
 California Pollution
 Control Revenue
 Financing Authority,
 Southern California
 Edison, Series 85-D.....     P1/NR       A1+/NR       3.60%   09/15/98     6,200,000        6,200,000
 California Pollution
 Control Revenue
 Financing Authority,
 Southern California
 Edison, Series 85-D.....     P1/NR       A1+/NR       3.65%   09/15/98     3,600,000        3,600,000
 California School Cash
 Reserve Program
 Authority Pool, Series
 A.......................    MIG1/NR      Sp1+/NR      4.50%   07/02/99    32,050,000       32,248,385
 California State
 Department of Water
 (final maturity
 12/1/29)*...............     NR/AA        A+/AA       3.21%   09/03/98    17,270,000       17,270,000
 California State (final
 maturity 9/1/16)*.......     NR/NR       A1+/AAA      3.30%   09/02/98     8,385,000        8,385,000
 California State
 Municipal Receipts
 (AMBAC Insured) (final
 maturity 6/1/21)*.......     NR/NR        NR/NR       3.30%   09/02/98    15,950,000       15,950,000
 California State
 Municipal Receipts (FGIC
 Insured) (final maturity
 6/1/17)*................     NR/NR       A1+/AAA      3.30%   09/02/98     2,000,000        2,000,000
 California State
 Municipal Receipts
 (final maturity
 9/1/21)*................     NR/NR       A1+/AAA      3.25%   09/02/98     3,975,000        3,975,000
 California State (FGIC
 Insured) (final maturity
 6/1/13)*................     NR/NR       A1+/AAA      3.30%   09/02/98     8,340,000        8,340,000
 California Statewide
 Community Development
 Authority, Sutter Health
 Obligations (AMBAC
 Insured) (final maturity
 8/1/08)*................    P2/Aaa       A2/AAA       3.35%   09/01/98    39,200,000       39,200,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California Statewide
 Community Development
 Authority, Certificates
 of Participation
 (LOC -- Union Bank of
 California) (final
 maturity 2/1/28)*.......   VMIG1/A1      A1+/AAA      3.60%   09/02/98   $ 3,000,000   $    3,000,000
 California Statewide
 Community Development
 Authority, Chevron USA,
 Inc. Project (AMT)
 (final maturity
 12/15/24)*..............    NR/AA2        NR/NR       3.25%   09/01/98     1,400,000        1,400,000
 California Statewide
 Community Development
 Authority, Merrills
 Packaging, Inc. (AMT)
 (LOC-Bank of Tokyo)
 (final maturity
 12/1/18)*...............     NR/NR        A1/A+       3.10%   09/02/98     1,605,000        1,605,000
 California Statewide
 Community Development
 Authority, Tax and
 Revenue Anticipation
 Note, Series B..........    NR/AAA       NR/AAA       4.75%   09/30/98     7,000,000        7,004,496
 California Statewide
 Community Development
 Authority, The Terraces
 at PK Marino Project
 (AMT) (LOC -- Sanwa
 Bank, California) (final
 maturity 7/1/27)*.......   VMIG1/A1       NR/NR       4.10%   09/02/98     7,355,000        7,355,000
 California Statewide, St
 Joseph Health System
 Group (final maturity
 7/1/24)*................   VMIG1/Aaa      A+/AA       3.35%   09/01/98     1,000,000        1,000,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California
 Transportation Finance
 Authority (FSA Insured)
 (final maturity
 10/1/27)*...............     NR/NR       A1+/AAA      2.60%   09/02/98   $13,100,000   $   13,100,000
 Camarillo Multi-Family
 Housing Authority,
 Heritage Park Project,
 Series A (FNMA Insured)
 (final maturity
 7/15/19)*...............     NR/NR       A1+/AAA      2.25%   09/02/98     5,000,000        5,000,000
 Campbell Elementary
 School, Tax & Revenue
 Anticipation Notes
 (final maturity
 8/2/99).................    MIG1/NR       NR/NR       4.00%   09/01/98     2,000,000        2,007,971
 Central Coast Water
 Authority (final
 maturity 10/1/16)*......     NR/NR       A1+/AAA      3.21%   09/02/98     2,250,000        2,250,000
 Chaffey High School
 District, Series A (FGIC
 Insured)................    Aaa/NR       AAA/NR       4.00%   08/01/99     2,365,000        2,373,393
 Chula Vista Industrial
 Development Revenue,
 Series 1992C (AMT)......     P1/NR       A1+/NR       3.60%   09/10/98     3,000,000        3,000,000
 Chula Vista Industrial
 Development, San Diego
 Gas & Electric Co.,
 Series A (AMT) (final
 maturity 3/1/23)*.......   VMIG1/A2       A1/A        3.25%   09/01/98     6,000,000        6,000,000
 Chula Vista Industrial
 Development, San Diego
 Gas & Electric Co.,
 Series B (AMT) (final
 maturity 12/1/27)*......   VMIG1/A1       A1/A+       2.65%   09/02/98    11,000,000       11,000,000
 Chula Vista Multi-
 Family Housing, Terra
 Nova Project, Series A
 (LOC -- Dresdner Bank)
 (final maturity
 3/1/05)*................    P1/Aa1        A+/AA       2.35%   09/02/98     2,000,000        2,000,000
 City of Long Beach
 (final maturity
 5/15/15)*...............     NR/NR       A1+/AAA      3.16%   09/02/98    13,000,000       13,000,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Contra Costa County,
 Series B (FNMA Insured)
 (final maturity
 11/15/22)*..............     NR/NR       A1+/AAA      2.30%   09/02/98   $ 2,900,000   $    2,900,000
 Eastern Municipal Water
 District, California
 Water & Sewer,
 Certificates of
 Participation, Series B
 (FGIC Insured) (final
 maturity 7/1/20)*.......   VMIG1/Aaa     A1+/AAA      2.35%   09/02/98    26,635,000       26,635,000
 Foothill/Eastern
 Corridor Agency, Toll
 Road Revenue, Series B
 (LOC -- Morgan Guaranty
 Trust) (final maturity
 1/2/35)*................     NR/NR       A1+/AAA      2.35%   09/03/98    17,600,000       17,600,000
 Foothill/Eastern
 Corridor Agency, Toll
 Road, Series B (LOC --
 Morgan Guaranty Trust)
 (final maturity
 1/2/35)*................     NR/NR       A1+/AA+      2.35%   09/03/98    15,000,000       15,000,000
 Fremont Certificates of
 Participation, Family
 Residential Center
 (final maturity
 8/1/28)*................     NR/NR       A1+/AA-      2.55%   09/03/98     2,000,000        2,000,000
 Fremont Multi-Family
 Housing Authority
 (LOC-Bayerische
 Landesbank) (final
 maturity 9/1/14)*.......     NR/NR       A1+/AAA      2.45%   09/03/98     9,970,000        9,970,000
 Hayward Multi-Family
 Housing Revenue,
 Shorewood, Series A
 (FGIC Insured) (final
 maturity 8/1/14)*.......   VMIG1/Aaa     NR/AAA       2.35%   09/02/98    17,800,000       17,800,000
 Hayward Multi-Family
 Housing Revenue,Timber
 Apartments, Series A
 (LOC -- Chase Manhattan
 Bank) (final maturity
 3/1/33)*................   VMIG1/Aa2      NR/NR       2.45%   09/02/98     3,800,000        3,800,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Huntington Beach
 Multi-Family Housing,
 Huntington Breakers,
 Series A (LOC --
 Sumitomo Bank, Ltd.)
 (final maturity
 7/1/14)*................   VMIG1/A1       NR/NR       3.30%   09/02/98   $11,600,000   $   11,600,000
 Indio Multi-Family
 Housing, Western Federal
 Savings Project
 (LOC -- Wells Fargo &
 Co.) (final maturity
 6/1/05)*................     NR/NR        A1/A+       2.35%   09/03/98     2,850,000        2,850,000
 Irvine Improvement Bond
 Act 1915, Assessment
 District Number 89-10
 (LOC -- National
 Westminster) (final
 maturity 9/2/15)*.......   VMIG1/Aa2     A1+/AA       3.15%   09/07/98        25,000           25,000
 Irvine Ranch Water
 District Improvement
 Bonds, District 284,
 Series A (LOC --
 Landesbank Hessen-
 Thuringen Girozentrale)
 (final maturity
 11/15/13)*..............     NR/NR       A1+/AAA      3.00%   09/01/98     2,000,000        2,000,000
 Irvine Ranch Water
 District, Consolidated
 General Obligation
 Revenue Refunding Bonds,
 Series 1985B
 (LOC -- Landesbank
 Hessen-Thuringen
 Girozentrale)...........   VMIG1/Aa2     A1+/AA-      3.00%   09/01/98     2,800,000        2,800,000
 Irvine Ranch Water
 District (LOC --
 Commerzbank) (final
 maturity 9/1/06)*.......   VMIG1/Aa2     A1+/AA-      3.15%   09/01/98       100,000          100,000
 Kern County Certificates
 of Participation, Kern
 Public Facilities
 Project, Series C
 (LOC -- Union Bank of
 Switzerland) (final
 maturity 8/1/06)*.......   VMIG1/Aaa      NR/NR       2.35%   09/02/98     8,500,000        8,500,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Kern County Certificates
 of Participation, Kern
 Public Facilities
 Project, Series B (final
 maturity 8/1/06)*.......    VMIG1/A       A1/AA       2.35%   09/02/98   $ 1,200,000   $    1,200,000
 Kern County Tax &
 Revenue Anticipation
 Notes...................     NR/NR       Sp1+/NR      4.75%   10/01/98    10,000,000       10,008,971
 Livermore Multi-Family
 Revenue (FNMA Insured)
 (final maturity
 7/15/18)*...............     NR/NR       A1+/AAA      2.20%   09/02/98     2,000,000        2,000,000
 Long Beach Health
 Facilities, Memorial
 Health Service (final
 maturity 10/1/16)*......   VMIG1/A1      A1+/AA-      2.60%   09/02/98     1,800,000        1,800,000
 Long Beach (AMT) (final
 maturity 5/15/05)*......    P1/Aaa       A1/AAA       2.85%   09/02/98     9,995,000        9,995,000
 Long Beach Harbor
 Revenue, Commercial
 Paper Notes, Series A
 (AMT) (final maturity
 3/4/23)*................     P1/NR        NR/NR       3.00%   09/10/98    10,000,000       10,000,000
 Los Angeles Community
 Redevelopment Agency,
 Academy Village
 Apartments (AMT)
 (LOC -- Swiss Bank)
 (final maturity
 10/1/19)*...............   VMIG1/Aa1      NR/NR       2.50%   09/02/98    20,000,000       20,000,000
 Los Angeles County
 Metropolitan
 Transportation
 Authority, Sales Tax
 Revenue, Series 1993A
 (MBIA Insured) (final
 maturity 7/1/20)*.......   VMIG1/Aaa     A1+/AAA      2.35%   09/03/98    28,520,000       28,520,000
 Los Angeles County
 Metropolitan
 Transportation Authority
 (final maturity
 7/1/17)*................     NR/NR       A1+/AAA      3.26%   09/02/98     2,100,000        2,100,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Los Angeles County
 Pension Obligation,
 Series A (AMBAC Insured)
 (final maturity
 6/30/07)*...............   VMIG1/Aaa     A1+/AAA      2.25%   09/02/98   $ 5,600,000   $    5,600,000
 Los Angeles County
 Pension Obligation,
 Series B (AMBAC Insured)
 (final maturity
 6/30/07)*...............   VMIG1/Aaa     A1+/AAA      2.25%   09/02/98     5,200,000        5,200,000
 Los Angeles County
 Transportation
 Commission Sales Tax
 Revenue.................     P1/NR       A1+/NR       3.40%   09/03/98     6,000,000        6,000,000
 Los Angeles County
 Transportation
 Commission Sales Tax
 Revenue, Series 1992A
 (FGIC Insured) (final
 maturity 7/1/12)*.......   VMIG1/Aaa     A1+/AAA      2.25%   09/02/98     4,400,000        4,400,000
 Los Angeles County,
 Capital Asset Lease
 Corporation.............     P1/NR       A1+/NR       2.90%   09/04/98    16,000,000       16,000,000
 Los Angeles County,
 Metropolitan
 Transportation
 Authority, Sales Tax
 Revenue, Series C (final
 maturity 7/1/11)*.......    VMIG1/A       A/AA        2.80%   09/02/98    13,355,000       13,355,000
 Los Angeles Department
 of Water & Power
 Electric Plant..........     P1/NR       A1+/NR       3.50%   09/08/98    10,000,000       10,000,000
 Los Angeles Department
 of Water & Power
 Electric Plant..........     P1/NR       A1+/NR       3.55%   09/11/98    19,000,000       19,000,000
 Los Angeles Department
 of Water & Power
 Electric Plant..........     P1/NR       A1+/NR       3.55%   09/14/98    10,000,000       10,000,000
 Los Angeles Department
 of Water & Power
 Electric Plant..........     P1/NR       A1+/NR       3.50%   09/04/98    15,000,000       15,000,000
 Los Angeles Department
 of Water & Power
 Electric Plant..........     P1/NR       A1+/NR       3.00%   10/20/98    35,000,000       35,000,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Los Angeles Department
 of Water & Power
 Electric Plant..........     P1/NR       A1+/NR       3.15%   10/22/98   $ 3,500,000   $    3,500,000
 Los Angeles Industrial
 Development Authority
 Industrial Development
 Revenue, Delta Tau Data
 System Inc. Project
 (AMT) (final maturity
 8/1/23)*................     NR/NR       A1+/AA+      2.40%   09/01/98     2,000,000        2,000,000
 Los Angeles Unified
 School District Tax &
 Revenue Anticipation
 Note....................    MIG1/NR      SP1+/NR      4.50%   10/01/98     7,000,000        7,003,709
 Los Angeles United
 School District,
 Certificates of
 Participation, Belmont
 Learning Complex, Series
 A (final maturity
 12/1/17)*...............   VMIG1/Aa2     A1+/AA-      2.50%   09/02/98     1,000,000        1,000,000
 Los Angeles United
 School District, Tax &
 Revenue Anticipation
 Notes, Series A.........    MIG1/NR      Sp1+/NR      4.50%   07/01/99    43,780,000       44,084,921
 Los Angeles, Wastewater
 System Revenue..........     P1/NR       A1+/NR       3.65%   09/04/98     1,500,000        1,500,000
 Metropolitan Water
 District, Southern
 California Waterworks,
 Series A (AMBAC Insured)
 (final maturity
 6/1/23)*................   VMIG1/Aaa     A1+/AAA      2.35%   09/03/98    21,145,000       21,145,000
 Modesto Irrigation
 District................     P1/NR       A1+/NR       3.30%   09/08/98    21,000,000       21,000,000
 Modesto Multi-Family
 Housing, Live Oaks
 Apartments Project
 (final maturity
 9/1/24)*................    VMIG1/A       A1/AA       2.25%   09/02/98     4,975,000        4,975,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Monterey Peninsula Water
 Management District,
 Certificates of
 Participation,
 Wastewater Reclamation
 Project (LOC -- Sumitomo
 Bank, Ltd.) (final
 maturity 7/1/22)*.......   VMIG1/A1       A2/A-       3.70%   09/02/98   $21,600,000   $   21,600,000
 Mountain View, Mariposa,
 Series A (FGIC Insured)
 (final maturity
 3/1/17)*................   VMIG1/Aaa     AAA/NR       2.35%   09/03/98    13,500,000       13,500,000
 MSR Public Power Agency,
 San Juan Project, Series
 1997E (MBIA Insured)
 (final maturity
 7/1/22)*................   VMIG1/AAA     A1+/AAA      2.45%   09/02/98     5,200,000        5,200,000
 MSR Public Power Agency,
 San Juan Project
 Revenue, Series D (MBIA
 Insured) (final maturity
 7/1/18)*................   VMIG1/Aaa     A1+/AAA      2.60%   09/02/98     9,000,000        9,000,000
 Northern California
 Power Agency, Geothermal
 Project Number 3, Series
 B (AMBAC insured).......    NR/Aaa       NR/AAA       5.00%   07/01/99     8,000,000        8,090,304
 Oakland JT Powers
 Financing Authority
 Lease Revenue (final
 maturity 8/1/21)*.......   VMIG1/AAA     A1+/AAA      2.70%   09/02/98    12,000,000       12,000,000
 Ontario Industrial
 Development Authority,
 L.D. Brinkman & Co.
 (LOC -- Union Bank of
 California) (final
 maturity 4/1/15)*.......     P1/NR        NR/NR       3.35%   09/01/98     1,800,000        1,800,000
 Orange County Apartment
 Development Authority,
 Bear Brand Apartments
 (final maturity
 11/1/07)*...............   VMIG1/Aa2      NR/NR       2.30%   09/02/98    19,500,000       19,500,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Orange County Apartment
 Development Authority,
 Pointe Niguel Project,
 Series C (LOC -- First
 Interstate Bancorp)
 (final maturity
 11/1/05)*...............   VMIG1/Aa3      NR/NR       2.55%   09/03/98   $24,600,000   $   24,600,000
 Orange County Apartment
 Development Authority,
 Traboco Wood Apartments
 (final maturity
 4/1/23)*................   VMIG1/Aa2      NR/NR       2.45%   09/02/98     2,670,000        2,670,000
 Orange County Apartment
 Development Revenue,
 Villas Aliento, Series E
 (FNMA Insured) (final
 maturity 8/15/28)*......     NR/NR       A1+/AAA      2.55%   09/01/98     6,500,000        6,500,000
 Orange County Housing
 Authority Apartment
 Development Revenue,
 Oasis Martinique (FNMA
 Insured) (final maturity
 6/15/28)*...............     NR/NR       AAA/NR       2.50%   09/03/98    12,000,000       12,000,000
 Orange County
 Improvement Board
 Assessment District
 (LOC-Societe Generale)
 (final maturity
 9/2/18)*................   VMIG1/Aa3     A1+/AA-      3.15%   09/01/98     7,000,000        7,000,000
 Otay Water District,
 Certificates of
 Participation (final
 maturity 9/1/26)*.......    P1/Aaa       A+/AAA       2.40%   09/02/98     2,200,000        2,200,000
 Pasadena Certificates of
 Participation, Rose Bowl
 Improvement Project
 (LOC -- Canadian
 Imperial Bank) (final
 maturity 12/1/16)*......   VMIG1/Aa3      NR/NR       2.50%   09/02/98     1,000,000        1,000,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Riverside County Asset
 Leasing Corp., Riverside
 County Hospital Project,
 Series A, Prerefunded on
 6/1/99 @ 100 (final
 maturity 6/1/19)*.......     NR/NR        Ap/NR       6.25%   09/01/98   $ 4,500,000   $    4,590,839
 Riverside County
 Certificates of
 Participation, Riverside
 County Public
 Facilities, Series B
 (final maturity
 12/1/15)*...............   VMIG1/Aa2     A1+/NR       2.25%   09/02/98    19,825,000       19,825,000
 Riverside County
 Community Facilities
 District, Special Tax
 No. 88-4 (LOC --
 Kredietbank N.V.) (final
 maturity 9/1/14)*.......   VMIG1/AA2      NR/NR       2.40%   09/02/98     9,200,000        9,200,000
 Riverside County School
 Financing Authority,
 Revenue Anticipation
 Note....................    MIG1/NR       NR/NR       4.50%   10/01/98     8,000,000        8,003,977
 Riverside County Special
 Tax, Community
 Facilities District
 Number 89-5 (AMBAC
 Insured) (final maturity
 9/1/28)*................   VMIG1/Aaa     A1+/AAA      3.50%   09/01/98     8,000,000        8,000,000
 Riverside Electric
 Revenue (AMBAC Insured)
 (final maturity
 10/1/11)*...............   VMIG1/Aaa      NR/NR       2.80%   09/02/98     3,400,000        3,400,000
 Roseville Finance
 Authority Hospital Lease
 Revenue, Series A
 (LOC -- Toronto Dominion
 Bank) (final maturity
 10/1/14)*...............     NR/NR       A1+/AA       2.40%   09/02/98    11,000,000       11,000,000
 Sacramento County
 Housing Authority (final
 maturity 9/15/07)*......   VMIG1/NR       A1/A        2.90%   09/02/98    18,225,000       18,225,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Sacramento County
 Housing Authority,
 Multi-Family Housing
 Revenue, Stone Creek
 Apartments (FNMA
 Insured) (final maturity
 11/15/27)*..............     NR/NR       A1+/AAA      2.55%   09/01/98   $ 5,000,000   $    5,000,000
 Sacramento County Tax &
 Revenue Anticipation
 Note....................    MIG1/NR      SP1+/NR      4.50%   09/30/98    30,000,000       30,015,575
 Sacramento Municipal
 Utility District, Series
 1.......................     P1/NR       A1+/NR       2.85%   09/04/98    10,000,000       10,000,000
 San Bernardino County
 Housing Authority,
 Multi-Family Housing,
 Brookside Meadows,
 Series A (final maturity
 8/1/05)*................   VMIG1/Aa2      NR/NR       2.45%   09/02/98    22,000,000       22,000,000
 San Bernardino County,
 Tax & Revenue
 Anticipation Notes
 (final maturity
 9/30/99)*...............    MIG1/NR      SP1+/NR      4.50%   09/01/98    12,000,000       12,139,440
 San Diego Area Local
 Government, Certificates
 of Participation, Tax &
 Revenue Anticipation
 Notes...................     NR/NR       SP1+/NR      4.50%   10/01/98     1,500,000        1,500,736
 San Diego City,
 Industrial Development
 Authority, San Diego Gas
 & Electric, Series A....     P1/NR       A1+/NR       3.25%   10/08/98     2,500,000        2,500,000
 San Diego City,
 Industrial Development
 Authority, San Diego Gas
 & Electric, Series A....     P1/NR       A1+/NR       3.65%   09/14/98     5,200,000        5,200,000
 San Diego County Housing
 Authority, Multi-Family
 Housing Revenue, Country
 Hills (final maturity
 8/15/13)*...............     NR/NR       A1+/AAA      2.20%   09/03/98     4,490,000        4,490,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 San Diego County, Tax &
 Revenue Anticipation
 Notes...................    MIG1/NR      SP1+/NR      4.50%   09/30/98   $28,000,000   $   28,014,329
 San Diego County, Water
 Authority...............     P1/NR       A1+/NR       3.45%   03/08/99     7,000,000        7,000,000
 San Diego County, Water
 Authority...............     P1/NR       A1+/NR       3.45%   03/08/99     5,000,000        5,000,000
 San Diego County, Teeter
 Obligation..............     P1/NR       A1+/NR       3.20%   10/20/98     9,000,000        9,000,000
 San Diego Housing
 Authority Multi-Family
 Housing Revenue, La Cima
 Apartments, Series K
 (LOC -- Citibank N.A.)
 (final maturity
 12/1/08)*...............   VMIG1/Aa2     AAA/NR       2.40%   09/03/98     7,540,000        7,540,000
 San Diego Housing
 Authority, Multi-Family
 Housing, Nobel Ct.
 Apartments, Series L
 (final maturity
 12/1/08)*...............   VMIG1/A2       NR/NR       2.45%   09/03/98    11,910,000       11,910,000
 San Diego Housing
 Authority, Multi-Family
 Housing, Nobel Ct.
 Apartments, Series L
 (LOC -- Citibank, New
 York) (final maturity
 12/1/08)*...............   VMIG1/NR       A1/A        2.40%   09/02/98    17,050,000       17,050,000
 San Diego Housing
 Authority, Multi-Family
 Housing, Paseo Point
 Apartments, Series A
 (final maturity
 8/1/15)*................   VMIG1/AA2      NR/NR       2.75%   09/02/98    14,250,000       14,250,000
 San Francisco City and
 County Community
 International Airport
 (final maturity
 5/1/21)*................     NR/NR       A1+/AAA      3.21%   09/03/98     5,345,000        5,345,000
 San Francisco City and
 County Community
 International Airport
 (AMT) (MBIA Insured)
 (final maturity
 5/1/16)*................     NR/NR       A1+/AAA      3.30%   09/02/98    11,500,000       11,500,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 San Francisco City and
 County Community
 International Airport
 (AMT) (MBIA Insured)
 (final maturity
 5/1/26)*................     NR/NR       A1+/AAA      3.30%   09/03/98   $ 3,905,000   $    3,905,000
 San Francisco City and
 County Multi-Family
 Housing, Winterland
 Project, Series 1985-C
 (LOC -- Citibank, N.A.)
 (final maturity
 6/1/06)*................     NR/NR       A1+/AA-      2.75%   09/01/98     1,500,000        1,500,000
 San Francisco City &
 County Airport Community
 International Airport
 Revenue (FGIC Insured)
 (final maturity
 5/1/29)*................   VMIG1/Aaa      NR/NR       3.36%   09/01/98    26,290,000       26,290,000
 San Francisco City &
 County Airport Community
 International Airport
 Revenue (final maturity
 5/1/20)*................     NR/NR       A1+/AAA      3.21%   09/01/98     9,775,000        9,775,000
 San Francisco City &
 County School District
 Tax & Revenue
 Anticipation Notes
 (final maturity
 9/22/99)*...............    MIG1/NR      Sp1+/NR      4.50%   09/01/98    10,000,000       10,112,600
 San Jose Multi-Family
 Housing Revenue (final
 maturity 11/01/07)*.....     NR/NR        NR/NR       2.35%   09/01/98     3,500,000        3,500,000
 San Jose, Multi-Family
 Housing Revenue, Fox
 Chase Project, Series B
 (final maturity
 11/1/07)*...............   VMIG1/NR       A1/NR       2.35%   09/03/98     7,900,000        7,900,000
 Santa Ana Unified School
 District, Certificates
 of Participation (LOC --
 Banque Nationale, Paris)
 (final maturity
 7/1/15)*................   VMIG1/Aa3      NR/NR       2.45%   09/02/98     3,100,000        3,100,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Santa Clara County
 (final maturity
 2/1/13)*................    Aaa/NR       AAA/NR       7.25%   02/01/99   $ 1,835,000   $    1,898,181
 Santa Clara Electric
 Revenue Authority,
 Series C (LOC --
 National Westminster)
 (final maturity
 7/1/10)*................   VMIG1/Aa2      NR/NR       2.30%   09/02/98     1,600,000        1,600,000
 Santa Clara, Electric
 Revenue Bond, Series A
 (LOC -- National
 Westminster) (final
 maturity 7/1/10)*.......   VMIG1/Aa2      NR/NR       2.30%   09/02/98     9,800,000        9,800,000
 Southern California
 Metropolitan Water
 District................     P1/NR       A1+/NR       3.00%   10/22/98     5,700,000        5,700,000
 Southern California
 Metropolitan Water
 District................     P1/NR       A1+/NR       3.50%   09/08/98     4,000,000        4,000,000
 Southern California
 Public Power Authority
 (AMBAC Insured) (final
 maturity 7/1/19)*.......   VMIG1/Aaa     A1+/AAA      2.25%   09/02/98    10,300,000       10,300,000
 Southern Kern
 California, Unified
 School District,
 Certificates of
 Participation, Series A
 (FSA insured) (final
 maturity 9/1/26)*.......   VMIG1/Aaa     A1/AAA       2.40%   09/03/98     4,030,000        4,030,000
 Tustin Improvement Board
 Act 1915, Reassessment
 District 95-2-A (LOC --
 Kredietbank) (final
 maturity 9/2/13)*.......   VMIG1/Aaa     A1/AAA       3.15%   09/01/98     1,700,000        1,700,000
 University of California
 Revenue (final maturity
 9/1/19)*................     NR/NR       A1+/AAA      3.21%   09/03/98    11,300,000       11,300,000
 University of California
 Revenue, Multi-Purpose
 Project, Series B (AMBAC
 Insured)................    Aaa/NR       AAA/NR       7.10%   09/01/99     1,000,000        1,035,251

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Vallejo Industrial
 Development Authority,
 Meyer Cookware
 Industries Project,
 Series A (AMT)
 (LOC -- Bank of Tokyo)
 (final maturity
 12/1/23)*...............     NR/NR        A1/A+       3.45%   09/02/98   $ 3,300,000   $    3,300,000
 Victor Valley Community
 College, Certificates of
 Participation, Capital
 Improvement Refining
 Project (LOC -- Banque
 Nationale, Paris) (final
 maturity 12/1/28)*......     NR/NR        A1/A        2.60%   09/02/98     5,000,000        5,000,000
 Walnut Improvement
 Agency (final maturity
 9/1/09)*................    VMIG1/A       A1/AA       7.90%   09/01/98     2,000,000        2,040,000
 Wateruse Finance
 Authority, (FSA Insured)
 (final maturity
 5/1/28)*................    NR/Aaa       A1+/AAA      2.55%   09/02/98    20,000,000       20,000,000
                                                                                        --------------
                                                                                         1,545,391,070
                                                                                        --------------
PUERTO RICO -- 4.0%
 Puerto Rico Commercial
 Paper...................     P1/NR       A1+/NR       3.00%   10/08/98    20,000,000       20,000,000
 Puerto Rico Commonwealth
 Infrastructure Financing
 Authority, Series C
 (final maturity
 7/1/12)*................   VMIG1/Aaa      NR/NR       3.50%   09/02/98     8,200,000        8,200,000
 Puerto Rico Electric
 Power Authority
 (LOC -- Societe
 Generale) (final
 maturity 7/1/23)*.......     NR/NR       A1+/AAA      3.18%   09/01/98     4,900,000        4,900,000
 Puerto Rico Electric
 Power Authority (final
 maturity 7/1/22)*.......     NR/NR       A1+/AAA      3.18%   09/02/98    27,900,000       27,900,000

---------------
See Notes to Financial Statements.

                             MOODY'S         S&P                                          AMORTIZED
                            RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
       DESCRIPTION         (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
       -----------         -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- (CONTINUED)
 Puerto Rico Highway &
 Transportation
 Authority, Series A
 (AMBAC insured) (final
 maturity 7/1/28)*.......   VMIG1/Aaa     A1+/AAA      2.75%   09/02/98   $ 2,000,000   $    2,000,000
                                                                                        --------------
                                                                                            63,000,000
                                                                                        --------------
TOTAL INVESTMENTS -- 101.2%
 (AMORTIZED COST
 $1,608,391,070)(a)......                                                                1,608,391,070
LIABILITIES IN EXCESS OF
 OTHER ASSETS -- (1.2%)..                                                                  (19,142,695)
                                                                                        --------------
NET ASSETS -- 100.0%.....                                                               $1,589,248,375
                                                                                        ==============

---------------

Percentages indicated are based on net assets of $1,589,248,375.
(a) Cost for Federal income tax and financial reporting purposes is substantially the same.
144A -- Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.6% of net assets.

AMBAC -- AMBAC Indemnity Corporation.
 AMT  --  Interest on securities subject to Federal Alternative
         Minimum Tax.
FGIC  --  Financial Guaranty Insurance Company.
FNMA  --  Federal National Mortgage Association.
 FSA  --  Financial Security Assurance.
 LOC  --  Letter of Credit.
MBIA  --  Municipal Bond Insurance Association.
  NR  --  No rating assigned by Moody's or S&P.

* Variable rate security. Maturity date reflects the next rate change date. ** Security includes put feature.
+ The ratings provided consist of short-term and long-term ratings.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
August 31,1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                               CALIFORNIA
                                                               TAX-EXEMPT      TAX-EXEMPT
                                                                 MONEY        MONEY MARKET
                                                                  FUND            FUND
                                                              ------------   --------------

ASSETS:

 Investments in securities, at value (amortized cost
   $750,096,734, and $1,608,391,070, respectively)..........  $750,096,734   $1,608,391,070
 Interest Receivable........................................     4,378,280        7,254,694
 Prepaid expenses...........................................        19,642           26,794
                                                              ------------   --------------
Total Assets................................................   754,494,656    1,615,672,558
                                                              ------------   --------------
LIABILITIES:
 Payable to bank............................................     1,465,052           86,479
 Dividends payable..........................................     1,931,415        3,233,353
 Payable for investment securities purchased................    28,429,560       22,252,040
 Capital shares redeemed payable............................            --              658
 Investment advisory fees payable...........................        63,929          136,906
 Administration fees payable................................        63,851          136,750
 Special management fees payable (Pacific Horizon Shares)...        68,886          161,576
 Shareholder service fees payable...........................        54,463          220,994
 Distribution fees payable (X Shares).......................            --            9,081
 Distribution fees payable (S Shares).......................        11,899           65,331
 Custodian and fund accounting fees payable.................        37,903           23,774
 Transfer agent fees payable................................         3,563           24,590
 Other accrued expenses.....................................        83,145           72,651
                                                              ------------   --------------
Total Liabilities...........................................    32,213,666       26,424,183
                                                              ------------   --------------
NET ASSETS..................................................  $722,280,990   $1,589,248,375
                                                              ============   ==============
Net Assets:
 Pacific Horizon Shares.....................................  $130,651,429   $  586,649,801
 Horizon Shares.............................................   348,965,126               --
 Horizon Service Shares.....................................   198,010,020      679,557,872
 X Shares...................................................    44,654,415       33,393,484
 S Shares...................................................            --      289,647,218
                                                              ------------   --------------
Total.......................................................  $722,280,990   $1,589,248,375
                                                              ============   ==============
Shares Outstanding ($0.001 par value, 50 billion and 40
 billion shares authorized):
 Pacific Horizon Shares.....................................   130,677,966      586,691,607
 Horizon Shares.............................................   349,115,592               --
 Horizon Service Shares.....................................   198,039,641      679,623,475
 X Shares...................................................    44,654,464       33,396,507
 S Shares...................................................            --      289,656,772
                                                              ------------   --------------
Total.......................................................   722,487,663    1,589,368,361
                                                              ============   ==============
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE.................................  $       1.00   $         1.00
                                                              ============   ==============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................  $    722,488   $    1,589,368
 Additional paid-in capital.................................   721,711,814    1,587,715,532
 Accumulated undistributed net investment income............        52,442           62,301
 Accumulated net realized losses on investment
   transactions.............................................      (205,754)        (118,826)
                                                              ------------   --------------
NET ASSETS, AUGUST 31, 1998.................................  $722,280,990   $1,589,248,375
                                                              ============   ==============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                            CALIFORNIA
                                                                            TAX-EXEMPT
                                                              TAX-EXEMPT       MONEY
                                                                 MONEY        MARKET
                                                                 FUND          FUND
                                                              -----------   -----------
INVESTMENT INCOME:
 Interest...................................................  $12,842,164   $24,694,146
                                                              -----------   -----------
EXPENSES:
 Investment advisory fees...................................     359,396        736,799
 Administration fees........................................     359,396        736,799
 Special management fees (Pacific Horizon Shares)...........     223,368      1,031,267
 Shareholder service fees (Horizon Service Shares)..........     246,528        803,151
 Shareholder service fees (X Shares)........................          --         38,671
 Shareholder service fees (S Shares)........................      47,163        268,440
 Distribution fees (X Shares)...............................          --         46,404
 Distribution fees (S Shares)...............................     141,488        785,472
 Custodian and fund accounting fees.........................      86,715         81,181
 Transfer Agent fees........................................       4,819         14,758
 Legal fees.................................................      13,330         24,327
 Other expenses.............................................      82,629        130,592
                                                              -----------   -----------
   Total Expenses...........................................   1,564,832      4,697,861
 Less: Fee waivers..........................................     (84,893)      (562,564)
       Expenses paid by third parties.......................      (2,580)        (4,010)
                                                              -----------   -----------
Total Net Expenses..........................................   1,477,359      4,131,287
                                                              -----------   -----------
NET INVESTMENT INCOME.......................................  11,364,805     20,562,859
                                                              -----------   -----------
NET REALIZED LOSSES ON INVESTMENTS:
 Net realized losses on investment transactions.............      (1,067)       (62,688)
                                                              -----------   -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $11,363,738   $20,500,171
                                                              ===========   ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     CALIFORNIA TAX-EXEMPT
                                TAX-EXEMPT MONEY FUND                  MONEY MARKET FUND
                          ----------------------------------   ----------------------------------
                          SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                          AUGUST 31, 1998     FEBRUARY 28,     AUGUST 31, 1998     FEBRUARY 28,
                            (UNAUDITED)           1998           (UNAUDITED)           1998
                          ----------------   ---------------   ----------------   ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..   $  11,364,805     $    20,845,925   $    20,562,859    $    34,700,392
 Net realized (losses)
   on investment
   transactions.........          (1,067)            (33,324)          (62,688)           (45,278)
                           -------------     ---------------   ---------------    ---------------
Change in net assets
 resulting from
 operations.............      11,363,738          20,812,601        20,500,171         34,655,114
                           -------------     ---------------   ---------------    ---------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
   Pacific Horizon
     Shares.............      (2,101,792)         (3,710,722)       (8,278,495)       (15,910,817)
   Horizon Shares.......      (5,708,490)        (11,040,725)               --                 --
   Horizon Service
     Shares.............      (3,031,688)         (5,881,059)       (9,186,507)       (16,451,344)
   X Shares.............              --                  --          (396,260)        (1,018,847)
   S Shares.............        (522,835)           (213,419)(b)      (2,701,597)      (1,319,384)(a)
                           -------------     ---------------   ---------------    ---------------
Change in net assets
 from shareholder
 distributions..........     (11,364,805)        (20,845,925)      (20,562,859)       (34,700,392)
                           -------------     ---------------   ---------------    ---------------
CAPITAL SHARE
 TRANSACTIONS:
   Proceeds from shares
     Issued.............     990,492,728       1,756,343,172     1,769,983,210      3,024,788,107
   Dividends
     reinvested.........       3,054,835           5,686,685        12,976,502         26,426,275
   Cost of shares
     redeemed...........    (978,589,282)     (1,574,206,334)   (1,635,286,398)    (2,603,253,345)
                           -------------     ---------------   ---------------    ---------------
Change in net assets
 from capital share
 transactions...........      14,958,281         187,823,523       147,673,314        447,961,037
                           -------------     ---------------   ---------------    ---------------
Change in net assets....      14,957,214         187,790,199       147,610,626        447,915,759
NET ASSETS:
   Beginning of Period..     707,323,776         519,533,577     1,441,637,749        993,721,990
                           -------------     ---------------   ---------------    ---------------
   End of Period........   $ 722,280,990     $   707,323,776   $ 1,589,248,375    $ 1,441,637,749
                           =============     ===============   ===============    ===============
Accumulated
 Undistributed Net
 Investment Income......   $      52,442     $        52,442   $        62,301    $        62,301
                           =============     ===============   ===============    ===============

---------------

(a) Period from June 18, 1997 (inception date) to February 28, 1998.

(b) Period from July 8, 1997 (inception date) to February 28, 1998. See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Company operated as a series company comprised of seventeen portfolios. The accompanying financial statements and notes are those of the Pacific Horizon Tax-Exempt Money Fund (the "Tax-Exempt Fund") and Pacific Horizon California Tax-Exempt Money Market Fund (the "California Tax-Exempt Fund"), collectively the "Funds", individually the "Fund".

    The Tax-Exempt Fund issues four classes of shares (Pacific Horizon Shares, Horizon Shares, Horizon Service Shares and S Shares) and California Tax-Exempt Fund issues four classes of shares (Pacific Horizon Shares, Horizon Service Shares, X Shares and S Shares). The California Tax-Exempt Fund is authorized to issue a fifth class of shares (Horizon Shares). Pacific Horizon Shares have a Special Management Services Plan while the Horizon Service Shares have a Shareholder Services Plan. X Shares and S Shares have a Distribution and Services Plan.

The investment objectives of the Funds are as follows:

    The Funds' seek to provide as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal and daily liquidity. In addition, the California Tax-Exempt Fund seeks to provide income that is also exempt from California state income taxes.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Fund's investment adviser. On September 15, 1997, Bank of America assumed the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined Company operates under the name BankAmerica. BankAmerica, continues to serve the Funds on substantially identical terms as described in Note 3.

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, but not limited to, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI"), serves as principal underwriter and distributor of shares of the Funds. PFPC serves as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. Such policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Funds are valued in accordance with rule 2a-7 of the Act, at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between principal amount due at maturity and initial cost.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Funds maintain a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended August 31, 1998, custodian fees and expenses paid by third parties were increased by $2,580 and $4,010 for the Tax-Exempt Fund and California Tax-Exempt Fund, respectively. There was no effect on net investment income. The Fund could have invested such cash amounts in income producing assets if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with its custodian.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax pur-poses are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                                               ACCUMULATED         ACCUMULATED NET
                                            UNDISTRIBUTED NET    REALIZED GAIN/(LOSS)
                   FUND                     INVESTMENT INCOME       ON INVESTMENTS
                   ----                     ------------------   --------------------
Tax-Exempt Fund...........................       $     --              $(16,664)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

    At February 28, 1998, the Tax-Exempt Fund and California Tax-Exempt Fund had the following capital loss carryovers:

                                                            CAPITAL LOSS   EXPIRATION
                           FUND                              CARRYOVER        DATE
                           ----                             ------------   ----------
Tax-Exempt Fund...........................................    $ 14,011        2000
                                                                71,218        2002
                                                                19,132        2003
                                                                36,425        2004
                                                                30,577        2005
                                                                15,133        2006
                                                              --------
                                                              $186,496
                                                              ========
California Tax-Exempt Fund................................    $  4,266        2004
                                                                51,872        2006
                                                              --------
                                                              $ 56,138
                                                              ========

    To the extent that these loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year ended February 28, 1998, $16,664 of capital loss carryovers expired for the Tax-Exempt Fund.

    Capital losses incurred after October 31 for the Tax-Exempt Fund and the California Tax-Exempt Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer capital losses of $18,190 and $1,893, respectively, incurred after October 31, 1997.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement and an Administration Agreement with Bank of America. Bank of America is entitled to an Advisory fee from each Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. The Administration Agreement entitles Bank of America to fees from each Fund for Administrative services performed, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $7 billion of net assets, plus 0.09% of each Fund's next $3 billion of net assets, plus 0.08% of each Fund's net assets in excess of $10 billion. For the six months ended August 31, 1998, the Tax-Exempt Fund and the California Tax-Exempt Fund were advised that Bank of America and its affiliates earned $359,396 and $736,799, respectively, pursuant to the Administrative Agreement.

    The Funds have adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Funds of a fee at an annual rate of 0.32% and 0.35% for the Tax-Exempt Money Fund and California Tax-Exempt Fund, respectively, of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Currently, the California Tax-Exempt Fund is waiving 0.03% in special management fees. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service Organizations may include Bank of America and its affiliates and PDI. Under the Services Agreement and Services Plan, Bank of America and PDI waived $88,305, in special management fees for the California Tax-Exempt Fund. For the six months ended August 31, 1998, the Funds were advised that Bank of America and its affiliates and PDI earned the following amounts pursuant to the Services Agreement and Services Plan, respectively:

                                                               BANK OF
                                                             AMERICA AND
                           FUND                              AFFILIATES      PDI
                           ----                              -----------     ---
Tax-Exempt Fund............................................   $220,713     $  2,214
California Tax-Exempt Fund.................................    921,190        2,289

    The Funds have also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Funds of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares. Fees under the Horizon Services Plan are borne solely by the Horizon Service Shares. For the six months ended August 31, 1998, the Tax-Exempt Fund and the California Tax-Exempt Fund were advised that Bank of America and its affiliates earned $246,528 and $763,183, respectively, pursuant to the Horizon Services Plan.

    The California Tax-Exempt Fund has adopted the Distribution and Services Plan under which the Fund paid PDI and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of such Fund's X Shares. For the six months ended August 31, 1998, the Fund was advised that Bank of America and its affiliates earned $85,075 pursuant to the Distribution and Services Plan.

    The Funds have adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Funds' S shares. For the six months ended August 31, 1998, the Funds were advised that Bank of America and it Affiliates waived $84,893 and $474,259 for the Tax-Exempt Fund and the California Tax-Exempt Fund, respectively. For the same period, the Tax-Exempt Fund and the California Tax-Exempt Fund were advised that Bank of America and its affiliates earned $103,758 and $579,654, respectively, pursuant to the Distribution and Services Plan.

    For the six months ended August 31, 1998, PFPC earned $4,819 and $14,758 from the Tax-Exempt Fund and California Tax-Exempt Fund, respectively, for transfer agency and dividend disbursing agency services performed.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Company. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $60,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of

$1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $40,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director will receive an additional 10% of their annual Director's retainer for each year of service between years six and nine, plus one half of the difference between 100% and the director's applicable percentage. A Director who dies or resigns after ten years of service as a director, will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or
(ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director after February 28, 1994; however, a Director in office on March 18, 1998 who either resigns in good standing or dies before completing five years of service as a Director should be assigned an Applicable Percentage of 50 percent. Aggregate costs pursuant to the Retirement Plan amounted to $3,293 and $6,241 for the Tax-Exempt Fund and California Tax-Exempt Fund, respectively, for the six months ended August 31, 1998. A Director who comes into office after March 18, 1998 is ineligible to participate in the Retirement Plan.

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Tax-Exempt Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations. The California Tax-Exempt Fund invests substantially all of its assets in a nondiversified portfolio of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments.

    The Tax-Exempt Fund and the California Tax-Exempt Fund had the following concentrations by industry sector at August 31, 1998 (as a percentage of total investments):

                                                                        CALIFORNIA
                                                           TAX-EXEMPT   TAX-EXEMPT
                                                              FUND         FUND
                                                           ----------   ----------
Airport Facilities.......................................        .3%         2.8%
Certificates of Participation............................        --           .4
Commercial Paper.........................................      14.8         16.9
Education................................................       7.9          5.0
General Obligations......................................      14.8          4.1
Healthcare...............................................      19.4          5.9
Housing Developments.....................................       4.4         18.6
Industrial Development Revenue...........................       2.0          1.0
Leases...................................................        --          2.0
Loan Pool................................................       5.9           --
Municipal Notes & Bonds..................................       4.3          5.7
Pollution Control........................................       3.4          7.7
Power Projects...........................................       1.3          3.2
Public Facilities........................................       1.1           --
Revenue..................................................      14.6         16.1
Sewer Projects...........................................       0.3          1.4
Special Tax..............................................       0.3          0.6
Transportation...........................................       1.1          3.0
Turnpike, Road & Bridge Development......................        --          0.1
Utilities................................................        --          1.0
Water Projects...........................................       4.1          4.5
                                                             ------       ------
                                                              100.0%       100.0%
                                                             ======       ======

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Portfolio (at $1.00 per share) for the periods indicated are summarized below:

                                                                            CALIFORNIA
                                            TAX-EXEMPT                      TAX-EXEMPT
                                            MONEY FUND                   MONEY MARKET FUND
                                   ----------------------------    -----------------------------
                                    SIX MONTHS                      SIX MONTHS
                                      ENDED                           ENDED
                                    AUGUST 31,     YEAR ENDED       AUGUST 31,      YEAR ENDED
                                       1998       FEBRUARY 28,         1998        FEBRUARY 28,
                                   (UNAUDITED)        1998         (UNAUDITED)         1998
                                   -----------    ------------     -----------     ------------
PACIFIC HORIZON SHARES
 Issued..........................  176,021,156      248,974,300    532,410,550       924,399,780
 Reinvested......................    1,775,373        3,683,304      7,002,703        15,765,764
 Redeemed........................ (198,080,436)    (188,139,622)  (550,471,898)     (835,476,867)
                                   ------------   -------------    ------------   --------------
Net increase/(decrease)..........  (20,283,907)      64,517,982    (11,058,645)      104,688,677
                                   ============   =============    ============   ==============
HORIZON SHARES
 Issued..........................  472,867,373    1,016,879,219             --                --
 Reinvested......................       20,077           60,094             --                --
 Redeemed........................ (467,765,875)    (937,199,915)            --                --
                                   ------------   -------------    ------------   --------------
Net increase.....................    5,121,575       79,739,398             --                --
                                   ============   =============    ============   ==============
HORIZON SERVICE SHARES
 Issued..........................  282,291,844      444,505,307    949,479,330     1,844,862,775
 Reinvested......................      840,934        1,729,858      3,444,431         8,320,478
 Redeemed........................ (270,928,912)    (429,406,739)  (944,903,025)   (1,653,155,809)
                                   ------------   -------------    ------------   --------------
Net increase.....................   12,203,866       16,828,426      8,020,736       200,027,444
                                   ============   =============    ============   ==============
X SHARES
 Issued..........................           --               --     38,406,862        62,397,815
 Reinvested......................           --               --        331,102         1,019,371
 Redeemed........................           --               --    (36,053,363)      (61,802,419)
                                   ------------   -------------    ------------   --------------
Net increase.....................           --               --      2,684,601         1,614,767
                                   ============   =============    ============   ==============
S SHARES
 Issued..........................   59,312,355       45,984,346    249,686,468       193,127,737
 Reinvested......................      418,451          213,429      2,198,266         1,320,662
 Redeemed........................  (41,814,059)     (19,460,058)  (103,858,112)      (52,818,250)
                                   ------------   -------------    ------------   --------------
 Net increase....................   17,916,747       26,737,717(b) 148,026,622       141,630,149(a)
                                   ============   =============    ============   ==============

---------------


(a)  Period from June 18, 1997 (inception date) to February 28, 1998.
(b)  Period from July 8, 1997 (inception date) to February 28,  1998.


PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                           SIX MONTHS
                              ENDED                             YEAR ENDED                              PERIOD
                           AUGUST 31,    ---------------------------------------------------------      ENDED
                              1998       FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                           (UNAUDITED)       1998           1997           1996           1995         1994(a)
                           -----------   ------------   ------------   ------------   ------------   ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER
 SHARE, BEGINNING OF
 PERIOD..................   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                            --------       --------       --------       --------       --------       --------
Income from Investment
 Operations:
 Net investment income...     0.0152         0.0310         0.0290         0.0327         0.0253         0.0124
Less dividends to
 shareholders from net
 investment income.......    (0.0152)       (0.0310)       (0.0290)       (0.0327)       (0.0253)       (0.0124)
                            --------       --------       --------       --------       --------       --------
Net change in net asset
 value per share.........         --             --             --             --             --             --
                            --------       --------       --------       --------       --------       --------
NET ASSET VALUE PER
 SHARE, END OF PERIOD....   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                            ========       ========       ========       ========       ========       ========
Total return.............       1.53%(d)       3.14%          2.94%          3.32%          2.56%          1.25%(d)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of
   period (millions).....   $    130       $    151       $     86       $     50       $     37       $     50
 Ratio of expenses to
   average net assets....       0.57%(c)       0.60%          0.60%          0.63%          0.60%          0.60%(c)
 Ratio of net investment
   income to average net
   assets................       3.01%(c)       3.09%          2.91%          3.26%          2.47%          1.95%(c)
 Ratio of expenses to
   average net assets*...     (b)(e)         (b)(e)             (b)            (b)            (b)          0.61%(c)
 Ratio of net investment
   income to average net
   assets*...............     (b)(e)         (b)(e)             (b)            (b)            (b)          1.94%(c)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 9, 1993 (inception date) to February 28,
     1994.
(b) There were no fee waivers or expense reimbursements during the period.
(c)  Annualized.
(d)  Not Annualized.
(e)  Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                             SIX MONTHS
                                ENDED                                     YEAR ENDED
                             AUGUST 31,    ------------------------------------------------------------------------
                                1998       FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                             (UNAUDITED)       1998           1997           1996           1995           1994
                             -----------   ------------   ------------   ------------   ------------   ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.......   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                              --------       --------       --------       --------       --------       --------
Income from Investment
 Operations:
 Net investment income.....     0.0168         0.0342         0.0322         0.0359         0.0285         0.0225
Less dividends to
 shareholders from net
 investment income.........    (0.0168)       (0.0342)       (0.0322)       (0.0359)       (0.0285)       (0.0225)
                              --------       --------       --------       --------       --------       --------
Net change in net asset
 value per share...........         --             --             --             --             --             --
                              --------       --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD.............   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                              ========       ========       ========       ========       ========       ========
Total return...............       1.69%(d)       3.47%          3.27%          3.65%          2.89%          2.27%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of
   period (millions).......   $    349       $    344       $    264       $    303       $    382       $    515
 Ratio of expenses to
   average net assets......       0.25%(c)       0.28%          0.28%          0.31%          0.28%          0.28%
 Ratio of net investment
   income to average net
   assets..................       3.32%(c)       3.41%          3.22%          3.58%          2.81%          2.25%
 Ratio of expenses to
   average net assets*.....      (a)(b)         (a)(b)            (a)            (a)            (a)          0.29%
 Ratio of net investment
   income to average net
   assets*.................      (a)(b)         (a)(b)            (a)            (a)            (a)          2.24%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                             SIX MONTHS
                                ENDED                                     YEAR ENDED
                             AUGUST 31,    ------------------------------------------------------------------------
                                1998       FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                             (UNAUDITED)       1998           1997           1996           1995           1994
                             -----------   ------------   ------------   ------------   ------------   ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.......   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                              --------       --------       --------       --------       --------       --------
Income from Investment
 Operations:
 Net investment income.....     0.0155         0.0317         0.0297         0.0334         0.0260         0.0200
Less dividends to
 shareholders from net
 investment income.........   (0.0155)       (0.0317)        (0.0297)       (0.0334)       (0.0260)       (0.0200)
                              --------       --------       --------       --------       --------       --------
Net change in net asset
 value per share...........         --             --             --             --             --             --
                              --------       --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD.............   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                              ========       ========       ========       ========       ========       ========
Total return...............       1.56%(d)       3.22%          3.01%          3.39%          2.63%          2.02%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of
   period (millions).......   $    198       $    186       $    169       $     35       $     39       $     48
 Ratio of expenses to
   average net assets......       0.50%(c)       0.53%          0.53%          0.56%          0.53%          0.53%
 Ratio of net investment
   income to average net
   assets..................       3.07%(c)       3.17%          2.98%          3.34%          2.57%          2.04%
 Ratio of expenses to
   average net assets*.....      (a)(b)         (a)(b)            (a)            (a)            (a)          0.57%
 Ratio of net investment
   income to average net
   assets*.................      (a)(b)         (a)(b)            (a)            (a)            (a)          2.00%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED    PERIOD ENDED
                                              AUGUST 31, 1998     FEBRUARY 28,
                                                (UNAUDITED)         1998(a)
                                              ----------------    ------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD....................................      $   1.00          $   1.00
                                                  --------          --------
Income from Investment Operations:
  Net investment income.....................        0.0140            0.0184
Less dividends to shareholders from net
  investment income.........................       (0.0140)          (0.0184)
                                                  --------          --------
Net change in net asset value per share.....            --                --
                                                  --------          --------
NET ASSET VALUE PER SHARE, END OF PERIOD....      $   1.00          $   1.00
                                                  ========          ========
Total return................................          1.41%(d)          1.85%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)....      $     45          $     27
  Ratio of expenses to average net assets...          0.80%(b)(c)       0.81%(b)(c)
  Ratio of net investment income to average
    net assets..............................          2.77%(b)(c)       2.76%(b)(c)
  Ratio of expenses to average net
    assets*.................................          1.25%(b)(c)       1.25%(b)(c)
  Ratio of net investment income to average
    net assets*.............................          2.32%(b)(c)       2.32%(b)(c)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 8, 1997 (inception date) to February 28,
     1998.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                              SIX MONTHS
                                ENDED                                      YEAR ENDED
                              AUGUST 31,    ------------------------------------------------------------------------
                                 1998       FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                             (UNAUDITED)        1998           1997           1996           1995           1994
                             ------------   ------------   ------------   ------------   ------------   ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.......    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                               --------       --------       --------       --------       --------       --------
Income from Investment
 Operations:
 Net investment income.....      0.0142         0.0302         0.0284         0.0324         0.0249         0.0186
 Net realized
   gains/(losses) on
   investment
   transactions............          --             --             --        (0.0001)       (0.0001)        0.0002
                               --------       --------       --------       --------       --------       --------
Total income from
 investment operations.....      0.0142         0.0302         0.0284         0.0323         0.0248         0.0188
Less dividends to
 shareholders from net
 investment income.........     (0.0142)       (0.0302)       (0.0284)       (0.0324)       (0.0249)       (0.0186)
                               --------       --------       --------       --------       --------       --------
Net change in net asset
 value per share...........          --             --             --        (0.0001)       (0.0001)        0.0002
                               --------       --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD.............    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                               ========       ========       ========       ========       ========       ========
Total return...............        1.43%(d)       3.06%          2.88%          3.29%          2.52%          1.88%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of
   period (millions).......    $    587       $    598       $    493       $    528       $    187       $    204
 Ratio of expenses to
   average net assets......        0.55%(c)       0.57%          0.57%          0.62%          0.62%          0.66%
 Ratio of net investment
   income to average net
   assets..................        2.81%(c)       3.01%          2.83%          3.35%          2.48%          1.86%
 Ratio of expenses to
   average net assets*.....        0.58%(b)(c)       0.60%(b)       0.60%**       0.63%**         (a)         0.68%
 Ratio of net investment
   income to average net
   assets*.................        2.78%(b)(c)       2.98%(b)       2.80%         (b)            (a)          1.84%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1997 and February 29,
     1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a) There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                              SIX MONTHS
                                ENDED                                      YEAR ENDED
                              AUGUST 31,    ------------------------------------------------------------------------
                                 1998       FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                             (UNAUDITED)        1998           1997           1996           1995           1994
                             ------------   ------------   ------------   ------------   ------------   ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.......    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                               --------       --------       --------       --------       --------       --------
Income from Investment
 Operations:
 Net investment income.....      0.0146         0.0309         0.0291         0.0331         0.0256         0.0198
 Net realized
   gains/(losses) on
   investment
   transactions............          --             --             --         0.0001        (0.0001)       (0.0001)
                               --------       --------       --------       --------       --------       --------
Total income from
 investment operations.....      0.0146         0.0309         0.0291         0.0332         0.0255         0.0197
Less dividends to
 shareholders from net
 investment income.........    (0.0146)       (0.0309)        (0.0291)       (0.0331)       (0.0256)       (0.0198)
                               --------       --------       --------       --------       --------       --------
Net change in net asset
 value per share...........          --             --             --         0.0001        (0.0001)       (0.0001)
                               --------       --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD.............    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                               ========       ========       ========       ========       ========       ========
Total return...............        1.47%(d)       3.13%          2.95%          3.36%          2.59%          2.00%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of
   period (millions).......    $    679       $    671       $    472       $    203       $     88       $    124
 Ratio of expenses to
   average net assets......        0.48%(c)       0.50%          0.50%          0.55%          0.55%          0.53%
 Ratio of net investment
   income to average net
   assets..................        2.86%(c)       3.06%          2.92%          3.43%          2.50%          1.98%
 Ratio of expenses to
   average net assets*.....       (a)(b)         (a)(b)            (b)          0.55%**          (a)          0.60%
 Ratio of net investment
   income to average net
   assets*.................       (a)(b)         (a)(b)            (b)          3.42%            (a)          1.91%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the year ended February 29, 1996 the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a) There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED
                                       AUGUST 31,      YEAR ENDED     PERIOD ENDED
                                          1998        FEBRUARY 28,    FEBRUARY 28,
                                      (UNAUDITED)         1998          1997(a)
                                      ------------    ------------    ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD.........................    $   1.00        $   1.00        $   1.00
                                        --------        --------        --------
Income from Investment Operations:
  Net investment income.............      0.0131          0.0279          0.0107
Less dividends to shareholders from
  net investment income.............     (0.0131)        (0.0279)        (0.0107)
                                        --------        --------        --------
Net change in net asset value per
  share.............................          --              --              --
                                        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF
  PERIOD............................    $   1.00        $   1.00        $   1.00
                                        ========        ========        ========
Total return........................        1.31%(e)        2.83%           1.09%(e)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)......................    $     33        $     31        $     29
  Ratio of expenses to average net
    assets..........................        0.78%(d)        0.80%           0.80%(d)
  Ratio of net investment income to
    average net assets..............        2.56%(d)        2.80%           2.66%(d)
  Ratio of expenses to average net
    assets*.........................          (c)             (b)             (b)
  Ratio of net investment income to
    average net assets*.............          (c)             (b)             (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from October 2, 1996 (inception date) to February 29,
     1997.
(b)  Fees paid by third parties had no effect on the ratios.
(c) There were no fee waivers or expense reimbursements during the period.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED    PERIOD ENDED
                                                AUGUST 31, 1998     FEBRUARY 28,
                                                  (UNAUDITED)         1998(a)
                                                ----------------    ------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD......................................      $   1.00          $   1.00
                                                    --------          --------
Income from Investment Operations:
  Net investment income.......................        0.0131            0.0194
Less dividends to shareholders from net
  investment income...........................      (0.0131)          (0.0194)
                                                    --------          --------
Net change in net asset value per share.......            --                --
                                                    --------          --------
NET ASSET VALUE PER SHARE, END OF PERIOD......      $   1.00          $   1.00
                                                    ========          ========
Total return..................................          1.31%(d)         1.96%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)......      $    290          $   141
  Ratio of expenses to average net assets.....          0.78%(c)         0.79%(c)
  Ratio of net investment income to average
    net assets................................          2.56%(c)         2.69%(c)
  Ratio of expenses to average net assets*....          1.23%(b)(c)      1.23%(b)(c)
  Ratio of net investment income to average
    net assets*...............................          2.11%(b)(c)      2.25%(b)(c)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from June 18, 1997 (inception date) to February 28,
     1998.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Municipal Bond Fund
       [ ] Flexible Income Fund
                            Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money Market
                                              Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Secaucus, NJ
                                 Permit No. 237

                         [PACIFIC HORIZONS FUNDS LOGO]

                    Provident Distributor, Inc., Distributor
PHF-5007 8/98

                          PACIFIC HORIZON INCOME FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1998

                        U.S. Government Securities Fund

                              Flexible Income Fund

                             Intermediate Bond Fund

                               Investing For All
                             The Times Of Your Life

                                NOT FDIC INSURED

                       PACIFIC   HORIZON   INCOME   FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                             Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,           NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN              FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE          INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

          ..................................

                                                                        Contents

                         FUND FACTS                                      2-3
                         UNDERSTANDING YOUR SHAREHOLDER REPORT           4-6
                         ECONOMIC REVIEW FROM THE INVESTMENT ADVISER     8-9
                         SHAREHOLDER VOTING RESULTS                    10-14
                         PACIFIC HORIZON U.S. GOVERNMENT SECURITIES
                           FUND
                           Portfolio of Investments                    15-16
                           Statement of Assets and Liabilities            17
                           Statement of Operations                        18
                           Statements of Changes in Net Assets            19
                         PACIFIC HORIZON FLEXIBLE INCOME FUND
                           Portfolio of Investments                    20-25
                           Statement of Assets and Liabilities            26
                           Statement of Operations                        27
                           Statements of Changes in Net Assets            28
                         PACIFIC HORIZON INTERMEDIATE BOND FUND
                           Statement of Assets and Liabilities            29
                           Statement of Operations                        30
                           Statements of Changes in Net Assets            31
                         NOTES TO FINANCIAL STATEMENTS                 32-42
                         FINANCIAL HIGHLIGHTS                          43-49

                         MASTER INVESTMENT TRUST, SERIES I --
                           INVESTMENT GRADE BOND PORTFOLIO
                           Portfolio of Investments                    50-55
                           Statement of Assets and Liabilities            56
                           Statement of Operations                        57
                           Statements of Changes in Net Assets            58
                         NOTES TO FINANCIAL STATEMENTS                 59-61
                         SUPPLEMENTARY DATA                               62

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others such as the money market funds, strive to maintain a stable net asset value, but offer no growth potential.

------------------------------------------------------------------------------
            FUND NAME                          INVESTMENT OBJECTIVE
------------------------------------------------------------------------------
 International Equity               Long-Term Capital Growth
 ..............................................................................
 Aggressive Growth                  Maximum Capital Appreciation
 ..............................................................................
 Blue Chip                          Long-Term Capital Appreciation
 ..............................................................................
 Capital Income                     Total Investment Return
 ..............................................................................
 Asset Allocation                   Long-Term Growth
 ..............................................................................
 Flexible Income                    High Current Income
 (formerly Corporate Bond)
 ..............................................................................
 Intermediate Bond                  Income and Capital Appreciation
 ..............................................................................
 U.S. Government Securities         High Level of Current Income
 ..............................................................................
 Short-Term Government              High Current Income with Relative
                                    Stability of Principal
 ..............................................................................
 National Municipal Bond*           High Level of Federal Tax-Free
                                    Current Income
 ..............................................................................
 California Municipal Bond          High Level of Federal and California
 (formerly California Tax-Exempt    Tax-Free Current Income
 Bond)*
 ..............................................................................
 Money Market Funds+                High Current Income Plus Principal
 - Prime                            Stability
 - Treasury
 - Government
 - Treasury Only
 ..............................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                 High Level of Federal Tax-Free Current
                                    Income Plus Principal Stability
 - California Tax-Exempt Money      High Level of Federal and California
   Market                           Tax-Free Current Income Plus Principal
                                    Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your Investment Specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

---------------------------------------------------------------------------
PORTFOLIO CONSISTS PRIMARILY OF...    APPROPRIATE FOR INVESTORS WHO SEEK
---------------------------------------------------------------------------
 Foreign Equity Securities          Diversification into foreign equity
                                    markets with associated risk.
 ...........................................................................
 Small Capitalization Stocks        Higher-than-average long-term growth
                                    potential with higher-than-average
                                    risk.
 ...........................................................................
 Blue Chip Stocks                   Long-term growth potential from
                                    investments in the stocks of
                                    well-established companies.
 ...........................................................................
 Convertible Bonds and Convertible  Combined potential for current income
 Preferred Stocks                   and capital appreciation.
 ...........................................................................
 Stocks, Bonds and Cash             Long-term growth potential and current
 Equivalents                        income from stocks and bonds.
 ...........................................................................
 Investment-Grade Corporate Debt    High monthly income potential with
                                    reasonable investment risk.
 ...........................................................................
 Investment-Grade Corporate and     Regular monthly income from a
 U.S. Government Securities         diversified portfolio of
                                    investment-grade securities.
 ...........................................................................
 GNMAs and Other U.S. Government    High monthly income potential and low
 Securities                         credit risk.
 ...........................................................................
 U.S. Government and Government     Monthly income and relative stability
 Agency Securities                  of investment.
 ...........................................................................
 Investment-Grade Municipal Debt    Monthly tax-free income.
 Securities
 ...........................................................................
 Investment-Grade California        High monthly double tax-free income.
 Municipal Securities
 ...........................................................................
 High-Quality Corporate and/or      A flexible, convenient way to manage or
 U.S. Government Short-Term         accumulate cash while waiting for other
 Obligations                        investment opportunities.
 ...........................................................................
 Short-Term Municipal Obligations   A tax-free way to manage or accumulate
                                    cash while waiting for other investment
                                    opportunities.
 ...........................................................................
 Short-Term California Municipal    A tax-free way to manage or accumulate
 Obligations                        cash while waiting for other investment
                                    opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The Financial Statements and Financial Highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

The FUND OVERVIEW AND
INTERVIEW WITH YOUR INVESTMENT
MANAGER enables you to gain
insight into the Fund's
investments and learn more
about the Fund manager's
strategies.
[art of 3 pages of documents]

                            Because a picture or chart can help clarify the text, the investment management team may have illustrated the most important features of the Fund. The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.
[art of page with illustration of charts]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                  NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

[ILLUSTRATION OF DOCUMENT PAGE]

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

[ILLUSTRATION OF DOCUMENT PAGE]

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND

                                  OPERATIONS

[ILLUSTRATION OF DOCUMENT PAGE]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[ILLUSTRATION OF DOCUMENT PAGE]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios, such as the total investment return for each period, the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The global financial crisis has dominated the economic news in recent months. There are renewed fears that the effect of the Asian currency crisis is spreading to other economies in the world, including North and South America. The Russian Ruble has experienced a sharp decline as debate continues regarding political and economic changes. The pace of economic reform in Japan has been alarmingly slow, with the recent interest rate reduction reflecting only the first significant action taken in this regard. Markets in Canada and Mexico continue to reflect concerns relating to commodities. Moreover, investors have become increasingly concerned about the sustainability of U.S. corporate profits, resulting in a significant decline in the U.S. equity markets. The current global economic crisis is generating greater concern, as it increasingly affects a larger number of key American trading partners.

The U.S. economy has been affected both positively and negatively by the global financial crisis. Low interest and inflation rates have stimulated domestic demand for housing, autos and other consumer goods. However, manufacturing activity is slowing, particularly in trade exports, and cutbacks have been made in production and personnel within some industries. The Gross Domestic Product ("GDP") rose at a 1.8%(1) rate in the second quarter, below the first quarter's 5.5%(1) growth rate, reflecting the deterioration in the trade balance and a slowdown in business investment in equipment and inventories. While the U.S. economy remains strong in the third quarter, it is no longer immune from the effects of the crisis. Additionally, prospects for U.S. growth and corporate profits are less secure.

Economic reports continue to indicate that inflation is under control in manufacturing and consumer-related areas. The prices paid to U.S. factories, farmers and other producers (as measured by the Producer Price Index "PPI") fell 0.4%(1) in August, the largest drop in seven months. In the first eight months of 1998, consumer prices rose at an annual rate of 1.6%(1), which is the same as the first eight months of 1997. Inflation has remained innocuous as weakening economies in Asia have depressed commodity prices and the cost of goods imported into the U.S.

In a departure from the recent past, it appears that the Federal Reserve Board (the "Fed") now has a higher level of anxiety about the outlook for the global economy and is becoming more concerned about the increasing risks of slowing economic growth rather than the dangers of rising inflation. In a recent speech, Fed Chairman Alan Greenspan hinted that the Fed might consider lowering interest rates if it becomes increasingly likely that the Asian currency crisis will spread to the U.S. economy. Although the Federal Open Market Committee ("FOMC") left the Fed Funds' target interest rate unchanged at 5.50% at the most recent FOMC meeting held in August; some analysts now expect a reduction in rates sometime soon.

The main benefactor of the global financial uncertainty has clearly been the U.S. Treasury market. U.S. Treasuries have replaced gold as the safe haven of choice, as many investors are reaping the financial rewards of owning these types of securities. On July 17, the day that the equity markets peaked, the Treasury 10-year note had a closing yield of approximately 5.5%(1). As of August 31, the yield on this note was 4.97%(1). The fixed income markets now reflect expectations of an interest rate reduction, as evidenced by the entire Treasury yield curve trading below 5.50%.

The turmoil in overseas markets, the decline in commodity prices, and the global competition from cheaper imports have also caused the credit sectors to widen appreciably against Treasuries. Credit risk is now at a heightened level, as the expectation of lower profit prospects has become more apparent to investors. Additional downward revisions to corporate earnings estimates will put further pressure on corporate spreads until the economic situation begins to improve in Asia.

The Standard & Poor's 500 stock index ("S&P 500") fell 8.0%(2) on a total return basis during the 6-month period ended August 31. While the stocks of large, name-brand companies have been battered during the month of August, smaller company stocks have been hit even harder. The S&P 500 declined 19%(2) from its high on July 17 and the Russell 2000 Index dropped 30%(3) from its high recorded in April. Year-to-date, the performance disparity has been even larger between large cap and small cap stocks. Since the beginning of the year, the S&P 500 is down 0.4%(2) and the Russell 2000 Index has dropped 22.1%(3), constituting a spread of 21.7 percentage points.

Investors are becoming increasingly concerned about the sustainability of U.S. corporate profits. Investors had been willing to pay record-high valuations for stocks because interest rates were low, inflation was under control and economies around the world were expanding. Not only are the developed Asian countries faltering, but the economic turmoil has also extended to Russia and several emerging market countries. So far, the U.S. market has been fairly well insulated from the economic problems overseas, but U.S. companies are now beginning to feel the negative impact from depressed overseas business conditions. Investor confidence in a continued economic expansion will not occur until Asia and Russia implement appropriate measures to rectify their economic and political problems.

LOOKING FORWARD

The U.S. government is still expected to post a budget surplus when the fiscal year ends on September 30. Rising incomes, low unemployment and stock market gains earlier in the year have generated abundant tax collections. Reduced government spending has also contributed to decreasing interest payments on government debt.

The outlook for the remainder of 1998 is unclear. We continue to believe that the economic impact from Asia will be moderate, with the U.S. economy slowing, but sustaining a near normal growth rate of 2.5% in the third quarter. Just as the market was overly optimistic at the beginning of the summer, we suspect that the markets' current doldrums are too extreme.

Sincerely,
/s/ Kirk Hartman
Kirk Hartman
Chief Investment Officer
Fixed Income Management
---------------

( 1) Source - Bloomberg, 1998.

( 2) Source - Bloomberg, 1998. The S&P 500 Index is an index that is representative of the large capitalization U.S. equity market as a whole and cannot be invested in directly.

( 3) Source - Bloomberg, 1998. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole and cannot be invested in directly.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Results (Unaudited) of Annual Meeting of Shareholders
Convened on June 19, 1998
Reconvened on June 26, 1998 and July 1, 1998
Reconvened and Adjourned on July 20, 1998

    The Annual Meeting of Shareholders of Pacific Horizon Funds, Inc. (the "Company") was convened on June 19, 1998, reconvened on June 26, 1998 and July 1, 1998, and reconvened and adjourned on July 20, 1998. The Funds of the Company are: Aggressive Growth Fund, Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund (formerly California Tax-Exempt Bond Fund), California Tax-Exempt Money Market Fund, Capital Income Fund, Flexible Income Fund (formerly Corporate Bond Fund), Government Fund, Intermediate Bond Fund, International Equity Fund, National Municipal Bond Fund, Prime Fund, Short-Term Government Fund, Tax-Exempt Money Fund, Treasury Fund, Treasury Only Fund, and U.S. Government Securities Fund. The Annual Meeting was held in order to vote on the following purposes:

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   1.      To elect Messrs. Edward S. Bottum, William P. Carmichael,
           Thomas M. Collins, Douglas B. Fletcher, Robert E. Greeley,
           and Cornelius J. Pings, Directors of the Company;
   2.      With respect to each Fund except the Blue Chip and
           Intermediate Bond Funds, to approve or disapprove a new
           Investment Advisory Agreement between the Company and Bank of America NT&SA;
   3.      With respect to the International Equity Fund, to approve or disapprove a new Sub-Advisory Agreement between Bank of
           America NT&SA and Wellington Management Company, LLP;
   4.      To approve or disapprove an amendment to the Company's
           Charter;
   5.      To approve or disapprove changes to the following
           fundamental investment limitations of each Fund of the
           Company:
           a) limitation on underwriting of securities;
           b) limitation on real estate transactions;
           c) limitation on commodity transactions;
           d) limitation on industry concentration;
           e) limitation on lending;
           f) limitation on borrowing and issuance of senior
           securities; and
           g) limitation on issuer concentration
   6.      To approve or disapprove certain changes to the following
           fundamental investment policies and limitations, including a change to make all of such policies and limitations
           non-fundamental:
           a) with respect to each Fund, the limitation on short sales and purchasing securities on margin;

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
           b) with respect to the National Municipal Bond, Aggressive
           Growth, California Municipal Bond, Prime, Treasury and
           California Tax-Exempt Money Market Funds, the limitation on purchasing securities of companies for the purpose of
           exercising control;
           c) with respect to each Fund except the Government and
           Treasury Only Funds, the limitation on purchasing securities of other investment companies;
           d) with respect to each Fund except the Aggressive Growth,
           Short-Term Government, Prime, Treasury, Government and
           Treasury Only Funds, the limitation on put, call, straddle and spread transactions;
           e) with respect to each Fund except the National Municipal
           Bond, International Equity, Flexible Income, Short-Term
           Government and California Tax-Exempt Money Market Funds, the
           limitation on illiquid securities;
           f) with respect to the Intermediate Bond, Blue Chip and
           Asset Allocation Funds, the limitation on transactions in
           certain securities by Board members;
           g) with respect to the U.S. Government Securities, Capital
           Income, California Municipal Bond and California Tax-Exempt
           Money Market Funds, the limitation on unseasoned issuers;
           h) with respect to the Aggressive Growth Fund, the policy on investment in equity securities;
           i) with respect to the U.S. Government Securities Fund, the policy with respect to investment in certificates of the
           Government National Mortgage Association;
           j) with respect to the Capital Income Fund, the policy with respect to investment in convertible securities;
           k) with respect to the California Municipal Bond Fund, the policy with respect to investment in California municipal
           securities;
           l) with respect to the Tax-Exempt Money Fund, the policy
           with respect to investment in municipal securities; and
           m) with respect to the California Tax-Exempt Money Market
           Fund, the policy with respect to investment in California
           municipal securities;
   7.      To approve or disapprove a change in the fundamental
           investment objective to a non-fundamental investment
           objective of the following Funds: National Municipal Bond,
           International Equity, Flexible Income, Intermediate Bond,
           Blue Chip, Asset Allocation, Aggressive Growth, U.S.
           Government Securities, Capital Income, California Municipal
           Bond, Short-Term Government, Prime, Treasury, Tax-Exempt
           Money and California Tax-Exempt Money Market Funds;
   8.      To approve or disapprove a new fundamental investment
           limitation of the Prime Fund with reg ard to its industry
           concentration;
   9.      To ratify or reject the selection of PricewaterhouseCoopers
           LLP as the Company's independent accountants for the fiscal year ending February 28, 1999; and
  10.      The transaction of such other business as may properly come before the meeting or any adjournment

    At the adjournment of the annual meeting on July 20, 1998, the voting results for each proposal were as follows:

    The voting results for each proposal are shown below:

PACIFIC HORIZON FUNDS, INC. -- ALL FUNDS

                                   TOTAL SHARES           TOTAL                                                ABSTAIN/
                                    OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                                 -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 1                       16,453,350,969.00   8,803,335,110.00
 EDWARD S. BOTTUM                                                       8,469,012,940.00        None        334,322,170.00
 WILLIAM P. CARMICHAEL                                                  8,468,803,120.00        None        334,531,990.00
 THOMAS M. COLLINS                                                      8,472,897,540.00        None        330,437,570.00
 DOUGLAS B. FLETCHER                                                    8,473,089,329.00        None        330,245,781.00
 ROBERT E. GREELEY                                                      8,475,491,285.00        None        327,843,225.00
 CORNELIUS J. PINGS                                                     8,473,521,034.00        None        329,806,076.00
PROPOSAL 4                       16,453,350,969.00   8,803,335,110.00   7,332,890,744.00   502,659,743.00   373,195,844.00
PROPOSAL 9                       16,453,350,969.00   8,803,335,091.00   8,429,896,332.00   85,027,748.00    288,411,011.00

                                     BROKER       PASS/
                                    NON VOTE      FAIL
                                 --------------   -----
PROPOSAL 1                                        PASS
 EDWARD S. BOTTUM                     None
 WILLIAM P. CARMICHAEL                None
 THOMAS M. COLLINS                    None
 DOUGLAS B. FLETCHER                  None
 ROBERT E. GREELEY                    None
 CORNELIUS J. PINGS                   None
PROPOSAL 4                       594,588,779.00   FAIL
PROPOSAL 9                            None        PASS

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND

                                   TOTAL SHARES           TOTAL                                                ABSTAIN/
                                    OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                                 -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 2                            7,545,632.00       3,906,599.00       3,475,456.00        69,198.00       361,945.00
PROPOSAL 5a                           7,545,632.00       3,906,600.00       3,157,741.00        78,396.00       398,886.00
PROPOSAL 5b                           7,545,632.00       3,906,600.00       3,164,596.00        66,797.00       403,631.00
PROPOSAL 5c                           7,545,632.00       3,906,600.00       3,126,712.00        92,459.00       415,852.00
PROPOSAL 5d                           7,545,632.00       3,906,600.00       3,121,837.00       100,285.00       412,901.00
PROPOSAL 5e                           7,545,632.00       3,906,600.00       3,141,637.00       100,677.00       392,709.00
PROPOSAL 5f                           7,545,632.00       3,906,600.00       3,119,691.00       100,799.00       414,534.00
PROPOSAL 5g                           7,545,632.00       3,906,600.00       3,122,022.00        77,770.00       435,232.00
PROPOSAL 6a                           7,545,632.00       3,906,600.00       3,124,141.00        95,363.00       415,519.00
PROPOSAL 6c                           7,545,632.00       3,906,600.00       3,153,775.00        74,796.00       406,452.00
PROPOSAL 6d                           7,545,632.00       3,906,600.00       3,119,874.00        98,024.00       417,125.00
PROPOSAL 6e                           7,545,632.00       3,906,600.00       3,112,367.00       107,136.00       415,520.00
PROPOSAL 6g                           7,545,632.00       3,906,600.00       3,112,834.00       103,010.00       419,179.00
PROPOSAL 6l                           7,545,632.00       3,906,600.00       3,140,809.00        77,607.00       416,607.00
PROPOSAL 7                            7,545,632.00       3,906,600.00       3,086,483.00        91,437.00       457,103.00

                                     BROKER       PASS/
                                    NON VOTE      FAIL
                                 --------------   -----
PROPOSAL 2                                 None   PASS
PROPOSAL 5a                          271,577.00   PASS
PROPOSAL 5b                          271,576.00   PASS
PROPOSAL 5c                          271,577.00   PASS
PROPOSAL 5d                          271,577.00   PASS
PROPOSAL 5e                          271,577.00   PASS
PROPOSAL 5f                          271,576.00   PASS
PROPOSAL 5g                          271,576.00   PASS
PROPOSAL 6a                          271,577.00   PASS
PROPOSAL 6c                          271,577.00   PASS
PROPOSAL 6d                          271,577.00   PASS
PROPOSAL 6e                          271,577.00   PASS
PROPOSAL 6g                          271,577.00   PASS
PROPOSAL 6l                          271,577.00   PASS
PROPOSAL 7                           271,577.00   PASS

PACIFIC HORIZON FLEXIBLE INCOME FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 2                  2,323,250.00       1,676,808.00       1,616,033.00        14,053.00        46,722.00             None
PROPOSAL 5a                 2,323,250.00       1,676,809.00       1,333,032.00        17,857.00        52,744.00       273,176.00
PROPOSAL 5b                 2,323,250.00       1,676,809.00       1,337,058.00        16,659.00        49,916.00       273,176.00
PROPOSAL 5c                 2,323,250.00       1,676,809.00       1,335,015.00        20,948.00        47,669.00       273,177.00
PROPOSAL 5d                 2,323,250.00       1,676,809.00       1,321,357.00        29,871.00        52,404.00       273,177.00
PROPOSAL 5e                 2,323,250.00       1,676,809.00       1,316,975.00        29,140.00        57,518.00       273,176.00
PROPOSAL 5f                 2,323,250.00       1,676,809.00       1,314,662.00        35,067.00        53,903.00       273,177.00
PROPOSAL 5g                 2,323,250.00       1,676,809.00       1,312,074.00        33,826.00        57,733.00       273,176.00
PROPOSAL 6a                 2,323,250.00       1,676,809.00       1,323,216.00        31,795.00        48,622.00       273,176.00
PROPOSAL 6c                 2,323,250.00       1,676,809.00       1,321,277.00        32,224.00        50,132.00       273,176.00
PROPOSAL 6d                 2,323,250.00       1,676,809.00       1,318,281.00        34,996.00        50,355.00       273,177.00
PROPOSAL 7                  2,323,250.00       1,676,809.00       1,306,888.00        41,331.00        55,414.00       273,176.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 2             PASS
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6c            PASS
PROPOSAL 6d            PASS
PROPOSAL 7             PASS

PACIFIC HORIZON INTERMEDIATE BOND FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 5a                 7,603,925.00       4,238,264.00       3,875,009.00        39,054.00       127,521.00       196,680.00
PROPOSAL 5b                 7,603,925.00       4,238,264.00       3,878,122.00        38,913.00       124,548.00       196,681.00
PROPOSAL 5c                 7,603,925.00       4,238,264.00       3,870,334.00        44,567.00       126,684.00       196,679.00
PROPOSAL 5d                 7,603,925.00       4,238,264.00       3,872,161.00        43,345.00       126,079.00       196,679.00
PROPOSAL 5e                 7,603,925.00       4,238,264.00       3,876,102.00        31,820.00       133,662.00       196,680.00
PROPOSAL 5f                 7,603,925.00       4,238,264.00       3,870,396.00        44,928.00       126,260.00       196,680.00
PROPOSAL 5g                 7,603,925.00       4,238,264.00       3,859,961.00        40,896.00       140,727.00       196,680.00
PROPOSAL 6a                 7,603,925.00       4,238,264.00       3,863,299.00        55,104.00       123,182.00       196,679.00
PROPOSAL 6c                 7,603,925.00       4,238,264.00       3,873,064.00        47,755.00       120,764.00       196,681.00
PROPOSAL 6d                 7,603,925.00       4,238,264.00       3,864,895.00        40,930.00       135,758.00       196,681.00
PROPOSAL 6e                 7,603,925.00       4,238,264.00       3,869,354.00        45,244.00       126,986.00       196,680.00
PROPOSAL 6f                 7,603,925.00       4,238,264.00       3,869,476.00        40,866.00       131,241.00       196,681.00
PROPOSAL 7                  7,603,925.00       4,238,264.00       3,839,543.00        60,562.00       141,479.00       196,680.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6c            PASS
PROPOSAL 6d            PASS
PROPOSAL 6e            PASS
PROPOSAL 6f            PASS
PROPOSAL 7             PASS

    On June 26, 1998, the Pacific Horizon Intermediate Bond Fund and World Horizon U.S. Bond Fund, representing all the interestholders of the Investment Grade Bond Portfolio of the Trust, unanimously approved the following proposals to interestholders by means of a unanimous consent of interestholders:

        (1) to approve or disapprove a new investment advisory agreement between the Trust and Bank of America National trust and Savings Association;

        (2) to approve or disapprove changes to the following fundamental investment limitations of the Investment Grade Bond Portfolio:

           (a) limitation on underwriting of securities;

           (b) limitation on real estate transactions;

           (c) limitation on commodity transactions;

           (d) limitation on industry concentration;

           (e) limitation on lending;

           (f) limitation on borrowing and issuance of senior securities; and

           (g) limitation on issuer concentration.

        (3) to approve or disapprove certain changes to the following fundamental investment policies and limitations of the Investment Grade Bond Portfolio, including a change to make all of such policies and limitations non-fundamental:

           (a) the limitation on short sales and purchasing securities on margin;

           (b) the limitation on purchasing securities of other investment companies;

           (c) the limitation on put, call, straddle and spread transactions;

           (d) the limitation on illiquid securities; and

           (e) the limitation on transactions in certain securities by Board members; and

        (4) to approve or disapprove a change in the fundamental investment objective to a non-fundamental investment objective of the Investment Grade Bond Portfolio.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                             MATURITY         PRINCIPAL       VALUE
       DESCRIPTION            RATE             DATE            AMOUNT        (NOTE 2)
       -----------            ----           --------         ---------      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 93.0%
  Government National
    Mortgage
    Association*..........   11.500%         02/15/00        $     1,836   $     1,939
  Government National
    Mortgage
    Association*..........   11.000%   11/15/15 to 09/20/19      171,054       192,844
  Government National
    Mortgage
    Association*..........   10.500%   11/15/98 to 04/15/21      952,952     1,019,697
  Government National
    Mortgage
    Association*..........   10.000%   10/15/98 to 03/15/21      621,799       666,132
  Government National
    Mortgage
    Association*..........    9.500%   03/15/01 to 04/20/06      825,062       864,400
  Government National
    Mortgage
    Association*..........    9.000%   06/15/01 to 06/15/07      193,896       203,975
  Government National
    Mortgage
    Association*..........    8.500%   10/15/09 to 12/15/22    3,789,904     4,039,029
  Government National
    Mortgage
    Association*..........    8.000%   06/15/22 to 07/15/26    5,861,474     6,119,029
  Government National
    Mortgage
    Association*..........    7.500%   06/15/22 to 12/15/25   16,907,920    17,521,357
  Government National
    Mortgage
    Association*..........    7.000%   12/15/08 to 08/15/25   31,897,025    32,765,108
  Government National
    Mortgage
    Association*..........    6.257%         08/01/36            672,117       688,080
  Government National
    Mortgage
    Association*..........    6.000%         12/15/10            349,367       352,095
                                                                           -----------
Total U.S. Government
  Agency Obligations (Cost
  $63,037,312)............                                                  64,433,685
                                                                           -----------

See Notes to Financial Statements.

                                             MATURITY         PRINCIPAL       VALUE
       DESCRIPTION            RATE             DATE            AMOUNT        (NOTE 2)
       -----------            ----           --------         ---------      --------
U.S. TREASURY OBLIGATIONS -- 5.8%
  U.S. Treasury Principal
    Only Obligation.......   4.990%+         08/15/03        $ 1,600,000   $ 1,253,376
  U.S. Treasury Principal
    Only Obligation.......   5.280%+         05/15/09          2,600,000     1,488,370
  U.S. Treasury Principal
    Only Obligation.......   5.480%+         02/15/13          2,500,000     1,144,375
  U.S. Treasury Principal
    Only Obligation.......   5.520%+         08/15/23            600,000       154,182
                                                                           -----------
Total U. S. Treasury Obli-
  gations (Cost
  $3,896,627).............                                                   4,040,303
                                                                           -----------
COLLATERALIZED MORTGAGE OBLIGATION -- 1.0%
  Vendee Mortgage Trust,
    Series 1998-1, Class
    2, Interest Only
    Obligation (Cost
    $830,456).............    0.455%         09/15/27         36,307,260       726,145
                                                                           -----------
TOTAL INVESTMENTS -- 99.8%
  (COST $67,764,395)(a)...                                                  69,200,133
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%.....                                                     103,471
                                                                           -----------
NET ASSETS -- 100.0%......                                                 $69,303,604
                                                                           ===========

---------------

Percentages indicated are based on net assets of $69,303,604.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...............................  $1,600,589
Unrealized depreciation...............................    (164,851)
                                                        ----------
Net unrealized appreciation...........................  $1,435,738
                                                        ==========

* Mortgage-backed pass-through obligation.
+ Effective yield.

See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investments in securities, at value (cost $67,764,395).....  $69,200,133
 Cash.......................................................      951,929
 Interest receivable........................................      410,667
 Receivable for capital shares sold.........................      138,927
 Prepaid expenses...........................................        8,097
                                                              -----------
Total Assets................................................   70,709,753
                                                              -----------
LIABILITIES:
 Dividends Payable..........................................      372,580
 Payable for capital shares redeemed........................      538,039
 Payable for investment securities purchased................      391,230
 Investment advisory fees payable...........................        4,894
 Administration fees payable................................        4,283
 Shareholder service fees payable...........................        5,954
 Distribution fees payable..................................          512
 Custodian and fund accounting fees payable.................       23,560
 Other accrued expenses.....................................       65,097
                                                              -----------
Total Liabilities...........................................    1,406,149
                                                              -----------
NET ASSETS..................................................  $69,303,604
                                                              ===========
Net Assets
 A Shares...................................................  $68,034,837
 K Shares...................................................    1,268,767
                                                              -----------
Total.......................................................  $69,303,604
                                                              ===========
Shares Outstanding ($0.001 par value, 200 million shares
 authorized):
 A Shares...................................................    7,129,696
 K Shares...................................................      132,901
                                                              -----------
Total.......................................................    7,262,597
                                                              ===========
NET ASSET VALUE
 A Shares -- Net asset value and redemption price per
   share....................................................        $9.54
                                                              ===========
 Maximum Sales Charge (A Shares)............................         5.50%
 Maximum Offering Price per share (A Shares) (Net Asset
   Value of A Shares/(100% -- Maximum Sales Charge))........       $10.10
                                                              ===========
 K Shares -- Net asset value, offering price and redemption
   price per share..........................................        $9.55
                                                              ===========
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................  $     7,263
 Additional paid-in capital.................................   77,082,987
 Accumulated undistributed net investment income............       40,663
 Accumulated net realized losses on investment
   transactions.............................................   (9,263,047)
 Net unrealized appreciation on investments.................    1,435,738
                                                              -----------
NET ASSETS, AUGUST 31, 1998.................................  $69,303,604
                                                              ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..................................................  $2,591,018
                                                              ----------
EXPENSES:
  Investment advisory fees..................................     126,705
  Administration fees.......................................      72,404
  Shareholder service fees (A Shares).......................      89,124
  Shareholder service fees (K Shares).......................       1,381
  Distribution fees (K Shares)..............................       4,143
  Custodian and fund accounting fees........................      52,591
  Transfer agent fees.......................................      72,529
  Audit fees................................................      12,145
  Legal fees................................................       1,250
  Printing fees.............................................      20,451
  Other expenses............................................      12,246
                                                              ----------
    Total Expenses..........................................     464,969
  Less: Fee waivers.........................................    (204,168)
                                                              ----------
Total Net Expenses..........................................     260,801
                                                              ----------
NET INVESTMENT INCOME.......................................   2,330,217
                                                              ----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized losses on investment transactions............    (136,322)
  Net change in unrealized appreciation on investments......     276,132
                                                              ----------
  Net realized/unrealized gains on investments..............     139,810
                                                              ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $2,470,027
                                                              ==========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED      YEAR ENDED
                                               AUGUST 31, 1998     FEBRUARY 28,
                                                 (UNAUDITED)           1998
                                                ------------       ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................    $  2,330,217       $  4,644,420
  Net realized gains (losses) on investment
    transactions............................        (136,322)           912,695
  Net change in unrealized appreciation on
    investments.............................         276,132          1,017,576
                                                ------------       ------------
Change in net assets resulting from
  operations................................       2,470,027          6,574,691
                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    A Shares................................      (2,297,333)        (4,608,261)
    K Shares................................         (32,891)           (36,159)
  Excess of net investment income
    A Shares................................              --           (166,337)
    K Shares................................              --             (1,076)
                                                ------------       ------------
Change in net assets from shareholder
  distributions.............................      (2,330,224)        (4,811,833)
                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............       8,460,302          8,331,747
  Dividends reinvested......................       1,351,336          3,575,522
  Cost of shares redeemed...................     (12,668,636)       (16,551,786)
                                                ------------       ------------
Change in net assets from capital share
  transactions..............................      (2,856,998)        (4,644,517)
                                                ------------       ------------
Change in net assets........................      (2,717,195)        (2,881,659)
NET ASSETS
  Beginning of Period.......................      72,020,799         74,902,458
                                                ------------       ------------
  End of Period (including accumulated
    undistributed net investment income of
    $40,663 and $40,670, respectively)......    $ 69,303,604       $ 72,020,799
                                                ============       ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                           MOODY'S/S&P
                             RATINGS               MATURITY  PRINCIPAL       VALUE
       DESCRIPTION         (UNAUDITED)    RATE       DATE      AMOUNT      (NOTE 2)
       -----------         -----------    ----     --------  ---------     --------
ASSET BACKED SECURITIES -- 10.0%
  Chevy Chase Auto
    Receivables Trust,
    Series 1998-2, Class
    A....................    Aaa/AAA       5.910%  12/15/04  $  479,636   $   482,034
  Circuit City Credit
    Card Master Trust,
    Series 1995-1, Class
    A....................    Aaa/AAA       6.375%  08/15/05     600,000       611,496
  Citibank Credit Card
    Master Trust I,
    Series 1997-6, Class
    A ZCB................    Aaa/AAA       5.040%* 08/15/06   1,500,000     1,079,025
  First Chicago Master
    Trust II.............    Aaa/AAA       5.871%  02/15/04     430,000       432,163
  The Money Store Home
    Equity Trust, Series
    1996-B, Class A6.....    Aaa/AAA       7.380%  05/15/17   1,300,000     1,330,277
  UAF Auto Grantor Trust,
    Series 1998-A, Class
    A....................    Aaa/AAA       6.100%  06/15/04     393,395       397,820
                                                                          -----------
Total Asset Backed
  Securities (Cost
  $4,217,838)............                                                   4,332,815
                                                                          -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.1%
  Credit Suisse First
    Boston Mortgage
    Corp., Series 1998-
    C1, Class A1-B.......    Aaa/AAA       6.480%  05/17/08     700,000       719,474
  Criimi Mae CMBS Corp.,
    Series 1998-1, Class
    A1...................    Aaa/AAA       5.697%  10/20/01     494,233       491,085

---------------
See Notes to Financial Statements.

                           MOODY'S/S&P
                             RATINGS               MATURITY  PRINCIPAL       VALUE
       DESCRIPTION         (UNAUDITED)    RATE       DATE      AMOUNT      (NOTE 2)
       -----------         -----------    ----     --------  ---------     --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
  Donaldson Lufkin
    Jenrette Commercial
    Mortgage Corp.,
    Series 1998-CG1,
    Class A1-B...........    Aaa/AAA       6.410%  06/10/31  $  725,000   $   741,240
  First Union-Lehman
    Brothers, Series
    1998-C2, Class A2....    Aaa/AAA       6.560%  11/18/08     500,000       516,192
  Mortgage Capital
    Funding, Inc., Series
    1998-MC2, Class A2...    Aaa/AAA       6.423%  05/18/08     650,000       664,248
  Prudential Mortgage
    Cap..................    Aaa/AAA      11.581%  12/15/13       3,673         3,673
  Vendee Mortgage Trust
    Co., Series 1998-1,
    Class 2, Interest
    Only Obligation......     NR/NR        0.455%  09/15/27  18,615,151       372,303
                                                                          -----------
Total Collateralized
  Mortgage Obligations
  (Cost $3,502,600)......                                                   3,508,215
                                                                          -----------
CORPORATE BONDS -- 60.4%
BANKS -- 12.9%
  ABN-AMRO Bank NV.......    Aa2/AA-       7.750%  05/15/23   1,350,000     1,501,354
  Banco Latinoamericano..   Baa2/BBB       6.590%  10/16/01     375,000       367,500
  Capital One Bank.......   Baa3/BBB-      7.000%  04/30/01     400,000       410,268
  Chase Manhattan
    Corp.................     A2/A-        8.125%  06/15/02   1,000,000     1,079,987
  Comerica Bank..........     A2/A         8.375%  07/15/24   1,000,000     1,152,163
  Midland Bank PLC.......     A1/A+        7.625%  06/15/06   1,000,000     1,082,663
                                                                          -----------
                                                                            5,593,935
                                                                          -----------
BROKERAGE -- 2.1%
  Bear Stearns...........     A2/A         6.125%  02/01/03     400,000       404,567
  Salomon Smith Barney
    Holdings.............     A2/A         6.250%  05/15/03     500,000       505,606
                                                                          -----------
                                                                              910,173
                                                                          -----------

---------------
See Notes to Financial Statements.

                           MOODY'S/S&P
                             RATINGS               MATURITY  PRINCIPAL       VALUE
       DESCRIPTION         (UNAUDITED)    RATE       DATE      AMOUNT      (NOTE 2)
       -----------         -----------    ----     --------  ---------     --------
CORPORATE BONDS -- (CONTINUED)
CABLE & MEDIA -- 8.9%
  British Telecom
    Finance..............    Aaa/AAA       9.625%  02/15/19  $1,300,000   $ 1,381,249
  Cox Radio, Inc.........    Baa2/A-       6.250%  05/15/03     500,000       506,250
  TCI Communications
    Inc..................   Baa3/BBB-      6.375%  05/01/03     450,000       457,385
  Time Warner Pass-
    through, Series
    144A.................   Ba1/BBB-       6.100%  12/30/01     450,000       450,562
  Walt Disney Co.........     A2/A         6.750%  03/30/06   1,000,000     1,052,647
                                                                          -----------
                                                                            3,848,093
                                                                          -----------
CHEMICALS -- 1.0%
  Praxair, Inc...........    A3/BBB+       6.750%  03/01/03     400,000       414,446
                                                                          -----------
COMMERICAL SERVICES -- 0.9%
  Service Corp.
    International........   Baa1/BBB+      6.300%  03/15/03     400,000       406,272
                                                                          -----------
CONTAINERS -- 1.2%
  Crown Cork & Seal......   Baa1/BBB       6.750%  04/15/03     500,000       513,086
                                                                          -----------
DIVERSIFIED MANUFACTURING -- 3.2%
  Allied Signal Corp.....     A2/A         9.500%  06/01/16     719,000       956,409
  Belo (A.H.) Corp. Sr.
    Notes................   Baa2/BBB-      6.875%  06/01/02     425,000       439,399
                                                                          -----------
                                                                            1,395,808
                                                                          -----------
ENERGY -- 1.9%
  PSE & G Capital Corp...   Baa2/BBB       6.740%  10/23/01     400,000       410,000
  Williams Cos, Inc......   Baa2/BBB-      6.125%  02/01/01     400,000       402,252
                                                                          -----------
                                                                              812,252
                                                                          -----------
FINANCIAL SERVICES -- 11.5%
  Associates Corp. N.A...    Aa3/AA-       6.000%  12/01/02     600,000       606,692
  BHP Finance USA Ltd....     A3/A         6.420%  03/01/26     600,000       607,681
  Case Credit Corp.
    Financial............    Baa1/A-       6.125%  02/15/03     400,000       403,195
  Commercial Credit......     A1/A+        7.875%  02/01/05   1,000,000     1,175,236
  Ford Motor Credit
    Corp.................     A1/A+        6.550%  09/10/02     700,000       718,915
  Hanson Overseas PLC....     A3/A1        7.375%  01/15/03     500,000       527,388
  Household Finance......     A2/A         6.125%  07/15/02     450,000       455,625
  USG Corp...............   Baa3/BBB       9.250%  09/15/01     450,000       489,088
                                                                          -----------
                                                                            4,983,820
                                                                          -----------

---------------
See Notes to Financial Statements.

                           MOODY'S/S&P
                             RATINGS               MATURITY  PRINCIPAL       VALUE
       DESCRIPTION         (UNAUDITED)    RATE       DATE      AMOUNT      (NOTE 2)
       -----------         -----------    ----     --------  ---------     --------
CORPORATE BONDS -- (CONTINUED)
FOOD & KINDRED PRODUCTS -- 9.2%
  Anheuser Busch
    Companies, Inc.......     A1/A+        7.000%  12/01/25  $1,000,000   $ 1,013,354
  ConAgra, Inc...........   Baa2/BBB-      9.750%  03/01/21   1,500,000     1,989,713
  James River Corp.......   Baa3/BBB-      8.375%  11/15/01     450,000       482,553
  Nabisco, Inc...........   Baa2/BBB       6.125%  02/01/03     525,000       522,667
                                                                          -----------
                                                                            4,008,287
                                                                          -----------
INSURANCE -- 1.2%
  Hartford Life, Inc.....     A2/A         6.900%  06/15/04     500,000       522,646
                                                                          -----------
RETAIL STORES -- 1.9%
  Federated Department
    Stores...............   Baa2/BBB-      8.125%  10/15/02     400,000       432,855
  Sears Roebuck
    Acceptance Corp......     A2/A-        6.000%  03/20/03     400,000       403,897
                                                                          -----------
                                                                              836,752
                                                                          -----------
UTILITIES -- 4.5%
  Consumers Energy Co.
    Series 144A..........   Baa3/BBB+      6.200%  05/01/03     500,000       501,650
  GTE Corp...............    Baa1/A        9.100%  06/01/03     500,000       568,638
  KN Energy, Inc.........   Baa2/BBB-      6.450%  03/01/03     375,000       381,119
  US West Capital Funding
    Inc..................     A3/A-        6.125%  07/15/02     500,000       506,128
                                                                          -----------
                                                                            1,957,535
                                                                          -----------
Total Corporate Bonds
  (Cost $24,781,928).....                                                  26,203,105
                                                                          -----------
MEDIUM TERM NOTES -- 13.2%
FINANCIAL SERVICES -- 4.7%
  Countrywide Funding
    Corp.................    Baa1/A        6.540%  04/14/00   1,000,000     1,011,627
  Homeside Lending,
    Inc..................     NR/NR        6.200%  05/15/03     500,000       506,205
  MCN Investment Corp....   Baa3/BBB+      6.890%  01/16/02     500,000       515,000
                                                                          -----------
                                                                            2,032,832
                                                                          -----------
INSURANCE -- 2.3%
  UNUM Corp..............     A1/A+        5.880%  10/15/03   1,000,000       999,400
                                                                          -----------
RETAIL STORES -- 2.4%
  J.C. Penney & Co.......     A1/A+        6.500%  12/15/07   1,000,000     1,023,849
                                                                          -----------

---------------
See Notes to Financial Statements.

                           MOODY'S/S&P
                             RATINGS               MATURITY  PRINCIPAL       VALUE
       DESCRIPTION         (UNAUDITED)    RATE       DATE      AMOUNT      (NOTE 2)
       -----------         -----------    ----     --------  ---------     --------
MEDIUM TERM NOTES -- (CONTINUED)
TELECOMMUNICATIONS -- 1.1%
  Worldcom Inc...........   Baa2/BBB+      6.400%  08/15/05  $  500,000   $   501,875
                                                                          -----------
UTILITIES -- 2.7%
  Pacific Gas &
    Electric.............     A3/A-        7.880%  04/08/14   1,000,000     1,180,164
                                                                          -----------
Total Medium Term Notes
  (Cost $5,415,944)......                                                   5,738,120
                                                                          -----------
U. S. TREASURY OBLIGATIONS -- 6.3%
  U.S. Treasury
    Principal Only
    Obligation Strips....                  6.110%* 05/15/09     200,000       114,490
  U.S. Treasury
    Principal Only
    Obligation Strips....                  6.160%* 05/15/23   2,700,000       701,648
  U.S. Treasury
    Principal Only
    Obligation Strips....                  5.620%* 08/15/23   7,400,000     1,901,601
                                                                          -----------
Total U. S. Treasury
  Obligations (Cost
  $2,496,139)............                                                   2,717,739
                                                                          -----------
U. S. TREASURY NOTES -- 0.8%
  U.S. Treasury Notes
    (Cost $326,467)......                  5.625%  05/15/01     325,000       331,202
                                                                          -----------
SHORT TERM INVESTMENTS -- 0.7%                                   SHARES
                                                             ----------
  Temporary Investment
    Cash Fund............                                       158,522       158,522
  Temporary Investment
    Fund.................                                       158,521       158,521
                                                                          -----------
Total Short Term
  Investments (Cost
  $317,043)..............                                                     317,043
                                                                          -----------

---------------
See Notes to Financial Statements.

                                                                             VALUE
                                                                           (NOTE 2)
                                                                           --------
TOTAL INVESTMENTS --
  99.5% (COST
  $41,057,959)(a)........                                                 $43,148,239
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.5%....                                                     216,503
                                                                          -----------
NET ASSETS -- 100.0%.....                                                 $43,364,742
                                                                          ===========

---------------

Percentages indicated are based on net assets of $43,364,742.
(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...............................  $2,172,875
Unrealized depreciation...............................     (82,595)
                                                        ----------
Net unrealized appreciation...........................  $2,090,280
                                                        ==========

144A -- Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 2.2% of net assets.
NR -- Not Rated.
ZCB -- Zero Coupon Bond.
PLC -- Public Liability Company.
* Effective yield at purchase date.

See Notes to Financial Statements.

PACIFIC HORIZON FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investments in securities, at value (cost $41,057,959).....  $43,148,239
 Cash.......................................................       13,210
 Interest Receivable........................................      635,940
 Receivable for capital shares sold.........................       40,093
 Prepaid expenses...........................................        6,455
                                                              -----------
Total Assets................................................   43,843,937
                                                              -----------
LIABILITIES:
 Dividends Payable..........................................      134,085
 Payable for capital shares redeemed........................      286,801
 Shareholder service fees payable...........................       20,044
 Custodian and fund accounting fees payable.................        3,770
 Transfer agent fees payable................................       11,544
 Legal fees payable.........................................          794
 Other accrued expenses.....................................       22,157
                                                              -----------
Total Liabilities...........................................      479,195
                                                              -----------
NET ASSETS..................................................  $43,364,742
                                                              ===========
Net Assets
 A Shares...................................................  $42,905,911
 K Shares...................................................      458,831
                                                              -----------
Total.......................................................  $43,364,742
                                                              ===========
Shares Outstanding ($0.001 par value, 200 million shares
 authorized):
 A Shares...................................................    2,575,435
 K Shares...................................................       27,524
                                                              -----------
Total.......................................................    2,602,959
                                                              ===========
NET ASSET VALUE
 A Shares -- Net asset value and redemption price per
   share....................................................       $16.66
                                                              ===========
 Maximum Sales Charge (A Shares)............................         5.50%
 Maximum Offering Price per share (A Shares) (Net Asset
   Value of A Shares/(100% -- Maximum Sales Charge))........       $17.63
                                                              ===========
 K Shares -- Net asset value, offering price and redemption
   price per share..........................................       $16.67
                                                              ===========
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................  $     2,603
 Additional paid-in capital.................................   46,919,919
 Accumulated net realized losses on investment
   transactions.............................................   (5,648,060)
 Net unrealized appreciation on investments.................    2,090,280
                                                              -----------
NET ASSETS, AUGUST 31, 1998.................................  $43,364,742
                                                              ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..................................................  $1,421,561
                                                              ----------
EXPENSES:
  Advisory fees.............................................      94,119
  Administration fees.......................................      41,830
  Shareholder service fees (A Shares).......................      51,803
  Shareholder service fees (K Shares).......................         485
  Distribution fees (K Shares)..............................       1,455
  Custodian and fund accounting fees........................      22,116
  Transfer agent fees.......................................      42,583
  Audit fees................................................      12,405
  Legal fees................................................         628
  Registration and filing fees..............................       4,812
  Reports to shareholders...................................      11,973
  Other expenses............................................       3,006
                                                              ----------
Total Expenses..............................................     287,215
Less: Fee waivers and reimbursements........................    (175,756)
                                                              ----------
Total Net Expenses..........................................     111,459
                                                              ----------
NET INVESTMENT INCOME.......................................   1,310,102
                                                              ----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions.............     658,625
  Net change in unrealized appreciation on investments......      (7,978)
                                                              ----------
  Net realized/unrealized gain on investments...............     650,647
                                                              ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $1,960,749
                                                              ==========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED      YEAR ENDED
                                               AUGUST 31, 1998     FEBRUARY 28,
                                                 (UNAUDITED)           1998
                                              -----------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................    $  1,310,102       $  2,240,565
  Net realized gains on investment
    transactions............................         658,625            233,565
  Net change in unrealized appreciation on
    investments.............................          (7,978)         1,251,636
                                                ------------       ------------
Change in net assets from operations........       1,960,749          3,725,766
                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    A Shares................................      (1,299,024)        (2,226,390)
    K Shares................................         (11,078)           (14,175)
                                                ------------       ------------
Change in net assets from shareholder
  distributions.............................      (1,310,102)        (2,240,565)
                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............      12,821,484         14,033,161
  Dividends reinvested......................         494,554            777,336
  Cost of shares redeemed...................      (8,019,500)       (11,905,633)
                                                ------------       ------------
Change in net assets from capital share
  transactions..............................       5,296,538          2,904,864
                                                ------------       ------------
Change in net assets........................       5,947,185          4,390,065
NET ASSETS
  Beginning of Period.......................      37,417,557         33,027,492
                                                ------------       ------------
  End of Period.............................    $ 43,364,742       $ 37,417,557
                                                ============       ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investment in Master Investment Trust, Series
   I -- Investment Grade Bond Portfolio, at value...........  $82,824,209
 Interest Receivable........................................        1,259
 Due from adviser...........................................      100,136
 Prepaid expenses...........................................       13,856
                                                              -----------
Total Assets................................................   82,939,460
                                                              -----------
LIABILITIES:
 Dividends payable..........................................      122,579
 Capital gain payable.......................................       16,761
 Administration fees payable................................        4,705
 Shareholder service fees payable...........................       26,944
 Distribution fees..........................................          478
 Reports to shareholders expenses payable...................       48,534
 Audit fees payable.........................................        6,454
 Other accrued expenses.....................................       50,765
                                                              -----------
Total Liabilities...........................................      277,220
                                                              -----------
NET ASSETS..................................................  $82,662,240
                                                              ===========
Net Assets:
 A Shares...................................................  $47,719,961
 K Shares...................................................      447,541
 SRF Shares.................................................   34,494,738
                                                              -----------
Total.......................................................  $82,662,240
                                                              ===========
Shares Outstanding ($0.001 par value, and 300 million shares authorized):
 A Shares...................................................    4,870,743
 K Shares...................................................       45,380
 SRF Shares.................................................    3,126,722
                                                              -----------
Total.......................................................    8,042,845
                                                              ===========
NET ASSET VALUE
 A Shares -- Net asset value and redemption price per
   share....................................................        $9.80
                                                              ===========
 Maximum Sales Charge (A Shares)............................         5.50%
 Maximum Offering Price per share (A Shares) (Net Asset
   Value of A Shares/ (100%--Maximum Sales Charge)).........       $10.37
                                                              ===========
 K Shares -- Net asset value, offering price and redemption
   price per share..........................................        $9.86
                                                              ===========
 SRF Shares -- Net asset value, offering price and
   redemption price per share...............................       $11.03
                                                              ===========
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................  $     8,043
 Additional paid-in capital.................................   80,923,648
 Distributions in excess of net investment income...........         (921)
 Accumulated net realized gains on investment
   transactions.............................................      716,329
 Net unrealized appreciation on investments.................    1,015,141
                                                              -----------
NET ASSETS, AUGUST 31, 1998.................................  $82,662,240
                                                              ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six month ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income from Master Investment Trust, Series
  I -- Investment Grade Bond Portfolio:
  Interest Income...........................................  $2,450,075
  Less Expenses.............................................    (112,648)
                                                              ----------
Net Investment Income from Master Investment Trust, Series
  I -- Investment Grade Bond Portfolio......................   2,337,427
                                                              ----------
EXPENSES:
  Administration fees.......................................      73,771
  Shareholder service fees (A Shares).......................      55,858
  Shareholder service fees (K Shares).......................         588
  Shareholder service fees (SRF Shares).....................      42,892
  Distribution fees (K Shares)..............................       1,754
  Fund accounting fees and expenses.........................      15,123
  Reports to shareholders...................................      17,912
  Transfer agent fees.......................................       8,380
  Registration fees.........................................       5,086
  Audit fees................................................       4,049
  Legal fees................................................       1,579
  Other operating expenses..................................       7,223
                                                              ----------
    Total Expenses..........................................     234,215
  Less: Fee waivers and reimbursements......................        (640)
                                                              ----------
Total Net Expenses..........................................     233,575
                                                              ----------
NET INVESTMENT INCOME.......................................   2,103,852
                                                              ----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS FROM MASTER
  INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND
  PORTFOLIO
  Net realized gains on investment transactions.............     720,799
  Net change in unrealized appreciation on investments......     357,604
                                                              ----------
  Net realized/unrealized gains on investments from Master
    Investment Trust Series I -- Investment Grade Bond
    Portfolio...............................................   1,078,403
                                                              ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $3,182,255
                                                              ==========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                       ENDED
                                                     AUGUST 31,      YEAR ENDED
                                                        1998        FEBRUARY 28,
                                                    (UNAUDITED)         1998
                                                    ------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........................  $  2,103,852    $  3,224,372
  Net realized gains on investment transactions...       720,799         185,294
  Net change in unrealized appreciation on
    investments...................................       357,604         785,462
                                                    ------------    ------------
Change in net assets resulting from operation.....     3,182,255       4,195,128
                                                    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares......................................    (1,271,038)     (1,917,899)
    K Shares......................................       (12,035)        (19,507)
    SRF Shares....................................      (856,247)     (1,259,022)(a)
  Net realized gains from investment transactions:
    A Shares......................................       (16,346)             --
    K Shares......................................          (151)             --
    SRF Shares....................................       (10,271)             --
                                                    ------------    ------------
Change in net assets from shareholder
  distributions...................................    (2,166,088)     (3,196,428)
                                                    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.....................    14,593,384      68,314,617
  Dividends reinvested............................     1,282,460       1,826,828
  Cost of shares redeemed.........................   (11,779,236)    (16,859,701)
                                                    ------------    ------------
Change in net assets from capital share
  transactions....................................     4,096,608      53,281,744
                                                    ------------    ------------
Change in net assets..............................     5,112,775      54,280,444
NET ASSETS
  Beginning of Period.............................    77,549,465      23,269,021
                                                    ------------    ------------
  End of Period (including distributions in excess
    of net investment income of $921 and
    undistributed net investment income of
    $34,547, respectively)........................  $ 82,662,240    $ 77,549,465
                                                    ============    ============

---------------

(a) On June 23, 1997, The Bond Fund of Seafirst Retirement Funds withdrew its investments in Master Investment Trust Series I and merged its assets with the Intermediate Bond Fund creating a new class of SRF Shares on that date.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Company operated as a series company comprised of seventeen Funds. The accompanying financial statements and notes are those of the Pacific Horizon U.S. Government Securities Fund (the "U.S. Government Securities Fund"), the Pacific Horizon Flexible Income Fund (the "Flexible Income Fund"), (formerly, Pacific Horizon Corporate Bond Fund) and the Pacific Horizon Intermediate Bond Fund (the "Intermediate Bond Fund"), collectively the "Funds", individually a "Fund".

    The Funds each offer A Shares and K Shares. Additionally, The Intermediate Bond Fund offers SRF Shares. A Shares and SRF Shares have a Shareholder Services Plan, and K Shares have a Distribution Plan and Administrative and Shareholder Services Plan.

The investment objectives of the Funds are as follows:

    The U.S. Government Securities Fund -- Seeks to provide investors with a high level of current income, consistent with preservation of capital. The U.S. Government Securities Fund does so by investing primarily in instruments issued by the Government National Mortgage Association.

    The Flexible Income Fund -- Seeks to provide investors with high current income consistent with reasonable investment risk. The Flexible Income Fund invests primarily in a diversified portfolio of investment grade corporate debt securities.

    The Intermediate Bond Fund -- Seeks to achieve its investment objective by investing substantially all of its assets in the Investment Grade Bond Portfolio (the "Portfolio") of the Master Investment Trust, Series I (the "Trust"), an open-end management investment company, that has the same investment objectives as that of the Fund. The value of the Intermediate Bond Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Intermediate Bond Fund's proportionate beneficial interest in the net assets of the Portfolio (61.0% at August 31, 1998). The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Fund's investment adviser. On September 15, 1997, Bank of America assumed the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica, continues to serve the Funds on substantially identical terms as described in Note 3.

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, but not limited to, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Flexible Income Fund and the Intermediate Bond Fund. The Flexible Income Fund and the Intermediate Bond Fund bear all fees and expenses charged by PFPC for these services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the U.S. Government Securities Fund. The U.S. Government Securities Fund bears all fees and expenses charged by BONY for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI") serves as principal underwriter and distributor of shares of the Funds. PFPC serves as the Fund's transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The U.S. Government Securities Fund and the Flexible Income Fund value portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The Funds may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The valuation of securities of the Intermediate Bond Fund's investment in the Portfolio is discussed in Note 2 to the Portfolio's financial statements.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The U.S. Government Securities Fund and Flexible Income Fund record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on the identified cost basis.

    The Intermediate Bond Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments are adjusted on a daily basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Intermediate Bond Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight-line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The U.S. Government Fund and Flexible Income Fund's net investment income is declared daily and paid monthly as a dividend to shareholders of record at the close of business on record date. Intermediate Bond Fund's net investment income is declared monthly and paid within five business days after the end of each month as a dividend to shareholders of record. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent net realized gains can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital, due to reclassification of paydowns, expiration of capital loss carryover and over distribution of net investment income:

                                                     ACCUMULATED       ACCUMULATED
                                                    UNDISTRIBUTED      NET REALIZED
                                                    NET INVESTMENT     GAIN/(LOSS)
                                                        INCOME        ON INVESTMENTS
                                                    --------------    --------------
U.S. Government Securities Fund...................     $462,539          $(50,418)
Flexible Income Fund..............................           --           213,111
Intermediate Bond Fund............................        2,508            (2,508)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

    At February 28, 1998, the U.S. Government Securities Fund, the Flexible Income Fund and the Intermediate Bond Fund had the following net capital loss carryovers:

                                                           CAPITAL LOSS
                                                               FUND        CARRYOVER
                                                           ------------    ---------
U.S. Government Securities...............................   $7,462,810        2003
                                                             1,663,916        2005
                                                            ----------
                                                            $9,126,726
                                                            ==========
Flexible Income Fund.....................................   $5,401,993        1999
                                                               882,649        2003
                                                            ----------
                                                            $6,284,642
                                                            ==========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year ended February 28, 1998, the U.S. Government Securities Fund, Flexible Income Fund and Intermediate Bond Fund utilized $862,277, $229,356 and $160,488, respectively, of its available capital loss carryover to offset realized capital gains for Federal income tax purposes, while capital loss carryovers of $213,111 expired for the Flexible Income Fund.

    Capital losses incurred after October 31 for the Funds' are deemed to arise on the first business day of the following fiscal year for tax purposes. The Flexible Income Fund has incurred and elected to defer such capital losses of $22,043 after October 31, 1997.

MORTGAGE DOLLAR ROLLS:

    The U.S. Government Securities Fund enters into mortgage dollar roll transactions ("MDRs") in which it sells mortgage-backed securities ("MBS") from its portfolio to a counter-party from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of the U.S. Government Securities Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the U.S. Government Securities Fund has agreed to acquire are included at market value in the portfolio of investments and liabilities for such purchase commitments are included as payables for investments purchased. The U.S. Government Securities Fund maintains with its custodian securities from its portfolio having a value not less than the repurchase price of MDR transactions, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the transaction, while substantially similar, could be inferior to what was initially sold to the counterparty.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The U.S. Government Securities Fund and Flexible Income Fund have an Investment Advisory Agreement and Administration Agreement with Bank of America. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the U.S. Government Securities Fund and Flexible Income Fund, which is accrued daily and payable monthly, at an annual rate of 0.35% and 0.45% of the U.S. Government Securities Fund's and Flexible Income Fund's respective average daily net assets. For the six months ended August 31, 1998, Bank of America agreed to waive advisory fees of $101,412 and $94,119 for the U.S. Government Securities Fund and Flexible Income Fund, respectively. Pursuant to the terms of the Administration Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20%, 0.15% and 0.15% of the average daily net assets of the U.S. Government Securities Fund, Flexible Income Fund, and Intermediate Bond Fund, respectively. For the six months ended August 31, 1998, Bank of America waived $47,079 and $41,830 of its fee as Administrator for the U.S. Government Securities Fund and Flexible Income Fund, respectively. For the same period, Bank of America reimbursed $28,319 of operating expenses of the Flexible Income Fund.

    For the six months ended August 31, 1998, PDI advised the Funds that it retained $766, $1,490, and $122, from commissions earned on sales of the U.S. Government Securities Fund, the Flexible Income Fund and the Intermediate Bond Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $7,081, $9,109, and $35,416 from commissions earned on sales of shares of the U.S. Government Securities Fund, Flexible Income Fund, and Intermediate Bond Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund paid PDI for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1998, the U.S. Government Securities Fund, Flexible Income Fund, and Intermediate Bond Fund incurred charges of $89,124, $51,803, and $55,858, respectively, pursuant to the Plan. The Funds were advised that of these amounts, PDI retained $647, $14,836, and $48, from the U.S. Government Securities Fund, Flexible Income Fund, and Intermediate Bond Fund, respectively, and affiliates of Bank of America retained $30,268, $16,317, and $41,360, respectively. The Plan provides that if, in any month, the fees paid to PDI are less than the costs incurred by PDI, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred. For the six months ended August 31, 1998, PDI waived $53,470 and $10,301 for the U.S. Government Securities Fund and the Flexible Income Fund, respectively.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds paid PDI for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. For the six months ended August 31, 1998, the U.S. Government Securities Fund, Flexible Income Fund and the Intermediate Bond Fund incurred charges of $4,143, $1,455 and $1,754, respectively, pursuant to the Distribution Plan. Under the Administrative Plan, the Funds paid for expenses incurred in connection with shareholder services provided by PDI and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares. For the six months ended August 31, 1998, the U.S. Government Securities Fund, Flexible Income Fund and Intermediate Bond Fund incurred charges of $1,381, $485 and $588, respectively, pursuant to the Administrative Plan. For the six months ended August 31, 1998, $2,207, $1,187 and $640 of shareholder services and administrative services were waived by the U.S. Government Securities Fund, Flexible Income Fund and Intermediate Bond Fund, respectively.

    The Intermediate Bond Fund has a Shareholder Services Plan under which the Fund pays PDI for shareholder servicing expenses incurred in connection with the SRF Shares. Under the Services Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Fund's average daily net assets for SRF Shares. For the six months ended August 31, 1998, The Intermediate Bond Fund incurred charges of $42,892, pursuant to the Services Plan, the Fund was advised that of this amount the affiliates of Bank of America retained $42,892.

    For the six months ended August 31, 1998, PFPC earned $72,529, $42,583, and $8,380 from the U.S. Government Securities Fund, Flexible Income Fund, and Intermediate Bond Fund, respectively, for the transfer agency and dividend disbursing agency services performed.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Company. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $60,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $40,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A director will receive an additional 10% of their annual Director's retainer for each year of service between years six and nine, plus one half of the difference between 100% and the director's applicable percentage. A Director who dies or resigns after ten years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or
(ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director after February 28, 1994; however a director in office on March 18, 1998 who either resigns in good standing or dies before completing five years of service as a director should be assigned an applicable percentage of 50 percent. Aggregate costs pursuant to the Retirement Plan amounted to $253, $293 and $184 for the U.S. Government Securities Fund, Corporate and Fund and Intermediate Bond Fund, respectively, for the six months ended August 31, 1998. A director who comes into office after March 18, 1998 is ineligible to participate in the Retirement Plan.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1998, the cost of purchases and the proceeds from sales of U.S. Government Securities Fund portfolio securities (excluding short-term investments) amounted to $12,048,163 and $14,664,829, respectively. The cost of purchases and the proceeds from sales of Flexible Income Fund portfolio securities (excluding short-term investments) amounted to $26,204,473 and $21,120,602, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Funds are summarized below:

                        U.S. GOVERNMENT SECURITIES FUND

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 1998           YEAR ENDED
                                                      (UNAUDITED)         FEBRUARY 28, 1998
                                                   -----------------      ------------------
                                                   SHARES    AMOUNT       SHARES     AMOUNT
                                                   ------   --------      ------    --------
A SHARES (000'S)
 Issued..........................................    837    $ 7,966         838     $  7,775
 Reinvested......................................    139      1,324         376        3,536
 Redeemed........................................  (1,312)  (12,494)      (1,758)    (16,443)
                                                   ------   --------      ------    --------
Net decrease.....................................   (336)   $(3,204)       (544)    $ (5,132)
                                                   ======   ========      ======    ========
K SHARES (000'S)Issued...........................     52    $   494          59     $    556
 Reinvested......................................      2         27           4           39
 Redeemed........................................    (18)      (174)        (11)        (107)
                                                   ------   --------      ------    --------
Net increase.....................................     36    $   347          52     $    488
                                                   ======   ========      ======    ========

                              FLEXIBLE INCOME FUND

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 1998           YEAR ENDED
                                                      (UNAUDITED)         FEBRUARY 28, 1998
                                                   -----------------      ------------------
                                                   SHARES    AMOUNT       SHARES     AMOUNT
                                                   ------   --------      ------    --------
A SHARES (000'S)
 Issued..........................................    772    $12,662         871     $ 13,949
 Reinvested......................................     29        484          47          762
 Redeemed........................................   (486)    (7,989)       (735)     (11,872)
                                                   ------   --------      ------    --------
Net increase.....................................    315    $ 5,157         183     $  2,839
                                                   ======   ========      ======    ========
K SHARES (000'S)
 Issued..........................................     10    $   159           5     $     84
 Reinvested......................................      1         11           1           15
 Redeemed........................................     (2)       (30)         (2)         (34)
                                                   ------   --------      ------    --------
Net increase.....................................      9    $   140           4     $     65
                                                   ======   ========      ======    ========

                             INTERMEDIATE BOND FUND

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 1998          YEAR ENDED
                                                      (UNAUDITED)         FEBRUARY 28, 1998
                                                   -----------------      -----------------
                                                   SHARES    AMOUNT       SHARES    AMOUNT
                                                   ------   --------      ------    -------
A SHARES (000'S)
 Issued..........................................  1,244    $12,092       3,051     $29,325
 Reinvested......................................     41        404          52         496
 Redeemed........................................   (737)    (7,168)      (1,184)   (11,407)
                                                   ------   --------      ------    -------
Net increase.....................................    548    $ 5,328       1,919     $18,414
                                                   ======   ========      ======    =======
K SHARES (000'S)
 Issued..........................................     13    $   133          34     $   329
 Reinvested......................................      1         12           2          18
 Redeemed........................................    (22)      (218)        (18)       (174)
                                                   ------   --------      ------    -------
Net increase/(decrease)..........................     (8)   $   (73)         18     $   173
                                                   ======   ========      ======    =======
SRF SHARES (000'S)
 Issued..........................................    216    $ 2,368       3,617     $38,661
 Reinvested......................................     79        866         104       1,313
 Redeemed........................................   (402)    (4,393)       (487)     (5,279)
                                                   ------   --------      ------    -------
Net increase/(decrease)..........................   (107)   $(1,159)      3,234(a)  $34,695(a)
                                                   ======   ========      ======    =======

---------------

(a) Period from June 23, 1997 (inception date) to February 28, 1998.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                 SIX MONTHS
                                    ENDED                                           YEAR ENDED
                                 AUGUST 31,      --------------------------------------------------------------------------------
                                    1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                                 (UNAUDITED)         1998           1997(B)            1996             1995             1994
                                 -----------     ------------     ------------     ------------     ------------     ------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...........    $  9.52         $  9.30          $  9.43          $  9.31          $  9.85          $  10.21
                                   -------         -------          -------          -------          -------          --------
Income from Investment
 Operations:
 Net investment income.........       0.31            0.62             0.59             0.61             0.55              0.45
 Net realized and unrealized
   gains (losses) on investment
   transactions................       0.02            0.22            (0.12)            0.16            (0.54)            (0.11)
                                   -------         -------          -------          -------          -------          --------
Total income from investment
 operations....................       0.33            0.84             0.47             0.77             0.01              0.34
                                   -------         -------          -------          -------          -------          --------
Less Dividends and
 Distributions:
 Dividends to shareholders from
   net investment income.......      (0.31)          (0.62)           (0.59)           (0.61)           (0.52)            (0.45)
 Dividends to shareholders from
   net realized gains on
   investment transactions.....         --              --               --            (0.01)              --             (0.16)
 Tax return of capital.........         --              --            (0.01)           (0.03)           (0.03)            (0.09)
                                   -------         -------          -------          -------          -------          --------
Total Dividends and
 Distributions:................      (0.31)          (0.62)           (0.60)           (0.65)           (0.55)            (0.70)
                                   -------         -------          -------          -------          -------          --------
Net change in net asset value
 per share.....................       0.02            0.22            (0.13)            0.12            (0.54)            (0.36)
                                   -------         -------          -------          -------          -------          --------
NET ASSET VALUE PER SHARE, END
 OF PERIOD.....................    $  9.54         $  9.52          $  9.30          $  9.43          $  9.31          $   9.85
                                   =======         =======          =======          =======          =======          ========
Total return (excludes sales
 charge).......................       3.51%(d)        9.27%            5.23%            8.47%            0.30%             3.40%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (000).......................    $68,035         $71,101          $74,485          $89,491          $87,354          $157,984
 Ratio of expenses to average
   net assets..................       0.71%(c)        0.75%            0.85%            1.15%            1.15%             0.96%
 Ratio of net investment income
   to average net assets.......       6.44%(c)        6.32%            6.11%            6.36%            5.57%             4.45%
 Ratio of expenses to average
   net assets*.................       1.27%(c)        1.26%**          1.25%**          1.26%**              (a)           1.00%
 Ratio of net investment income
   to average net assets*......       5.88%(c)        5.81%            5.71%            6.28%                (a)           4.41%
 Portfolio turnover rate.......         18%             51%              94%             137%             189%              255%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1998 and 1997 and
     February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a) There were no fee waivers or expense reimbursements during the period.
(b) As of July 22, 1996, the Portfolio desiginated the existing series of shares as "A" Shares.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                            ENDED
                                         AUGUST 31,     YEAR ENDED    PERIOD ENDED
                                            1998       FEBRUARY 28,   FEBRUARY 28,
                                         (UNAUDITED)       1998         1997(a)
                                         -----------   ------------   ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD...............................    $ 9.53         $ 9.30         $9.22
                                           ------         ------         -----
Income from Investment Operations:
  Net investment income................      0.27           0.59          0.35
  Net realized and unrealized gains on
    investment transactions............      0.04           0.22          0.08
                                           ------         ------         -----
Total income from investment
  operations...........................      0.31           0.81          0.43
                                           ------         ------         -----
Less dividends to shareholders from net
  investment income....................    (0.29)         (0.58)        (0.35)
                                           ------         ------         -----
Net change in net asset value per
  share................................      0.02           0.23          0.08
                                           ------         ------         -----
NET ASSET VALUE PER SHARE, END OF
  PERIOD...............................    $ 9.55         $ 9.53          9.30
                                           ======         ======         =====
Total return...........................      3.28%(c)       8.92%         4.75%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)....    $1,269         $  920         $ 418
  Ratio of expenses to average net
    assets.............................      1.22%(b)       1.21%         1.35%(b)
  Ratio of net investment income to
    average net assets.................      5.95%(b)       5.86%         6.11%(b)
  Ratio of expenses to average net
    assets*............................      2.03%(b)       1.99%**       2.06%(b)**
  Ratio of net investment income to
    average net assets*................      5.14%(b)       5.08%         5.73%(b)
  Portfolio turnover rate..............        18%            51%           94%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1998 and 1997, the
     Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated.
     The ratio of net investment income was not affected.
(a)  Period from July 22, 1996 (inception date) to February 28,
     1997.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                   SIX MONTHS                                           OCT. 1,
                                      ENDED                   YEAR ENDED                  1994            YEAR ENDED
                                    AUG. 31,       --------------------------------     THROUGH      ---------------------
                                      1998         FEB. 28,   FEB. 28,     FEB. 29,     FEB. 28,     SEP. 30,     SEP. 30,
                                   (UNAUDITED)       1998       1997       1996(a)        1995       1994(b)      1993(c)
                                   -----------     --------   --------     --------     --------     --------     --------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.............    $ 16.42       $ 15.79    $ 16.09      $ 15.03      $ 14.86      $ 16.94      $ 16.12
                                     -------       -------    -------      -------      -------      -------      -------
Income from Investment
 Operations:
 Net investment income...........       0.52          0.99       0.93         0.98         0.45         1.58         1.34
 Net realized and unrealized
   gains (losses) on investment
   transactions..................       0.24          0.63      (0.30)        1.11         0.17       (2.06)         0.82
                                     -------       -------    -------      -------      -------      -------      -------
Total income (loss) from
 investment operations...........       0.76          1.62       0.63         2.09         0.62       (0.48)         2.16
                                     -------       -------    -------      -------      -------      -------      -------
Less Dividends and Distributions:
 Dividends to shareholders from
   net investment income.........     (0.52)        (0.99)      (0.93)       (0.98)      (0.45)       (1.58)        (1.34)
 Distributions to shareholders
   from net realized gains on
   investment transactions.......         --            --         --        (0.05)          --       (0.02)           --
                                     -------       -------    -------      -------      -------      -------      -------
Total Dividends and
 Distributions...................     (0.52)        (0.99)      (0.93)       (1.03)      (0.45)       (1.60)        (1.34)
                                     -------       -------    -------      -------      -------      -------      -------
Net change in net asset value per
 share...........................       0.24          0.63      (0.30)        1.06         0.17       (2.08)         0.82
                                     -------       -------    -------      -------      -------      -------      -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..........................    $ 16.66       $ 16.42    $ 15.79      $ 16.09      $ 15.03      $ 14.86      $ 16.94
                                     =======       =======    =======      =======      =======      =======      =======
Total return (excludes sales
 charge).........................       4.71%(e)     10.55%      4.13%       14.12%        4.26%       (2.29)%       7.05%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (000).........................    $42,906       $37,105    $32,790      $32,387      $31,372      $33,046      $46,999
 Ratio of expenses to average net
   assets........................       0.53%(d)      0.85%      1.27%        1.33%        1.04%(d)     0.91%        1.02%
 Ratio of net investment income
   to average net assets.........       6.27%(d)      6.15%      6.01%        6.12%        7.32%(d)     7.85%        8.14%
 Ratio of expenses to average net
   assets*.......................       1.29%(d)      1.56%      1.88%        2.23%        1.94%(d)     1.07%          --
 Ratio of net investment income
   to average net assets*........       5.51%(d)      5.44%      6.62%        7.02%        8.22%(d)     8.01%          --
 Portfolio turnover rate.........         52%           63%        59%         N/A          N/A          N/A       154.34%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.
(b)  Includes the results of operations of Bunker Hill Income
     Securities, Inc. and the Fund.
(c)  The financial highlights for the six months ended September
     30, 1993 are for the Bunker Hill Income Securities Inc., a closed end fund.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED
                                            AUGUST 31,     YEAR ENDED    PERIOD ENDED
                                               1998       FEBRUARY 28,   FEBRUARY 28,
                                            (UNAUDITED)       1998         1997(a)
                                            -----------   ------------   ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD..................................    $ 16.42       $ 15.80         $15.56
                                              -------       -------         ------
Income from Investment Operations:
  Net investment income...................       0.47          0.90           0.53
  Net realized and unrealized gains on
    investment transactions...............       0.25          0.62           0.24
                                              -------       -------         ------
Total income from investment operations...       0.72          1.52           0.77
                                              -------       -------         ------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income.....................      (0.47)       (0.90)         (0.53)
  Distributions to shareholders from net
    realized gains on investment
    transactions..........................         --            --             --
                                              -------       -------         ------
Total Dividends and Distributions.........      (0.47)       (0.90)         (0.53)
                                              -------       -------         ------
Net change in net asset value per share...       0.25          0.62           0.24
                                              -------       -------         ------
NET ASSET VALUE PER SHARE, END OF
  PERIOD..................................    $ 16.67       $ 16.42         $15.80
                                              =======       =======         ======
Total return..............................       4.48%(c)      9.88%          5.01%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000).......    $   459       $   312         $  237
  Ratio of expenses to average net
    assets................................       1.03%(b)      1.40%          1.64%(b)
  Ratio of net investment income to
    average net assets....................       5.78%(b)      5.58%          5.60%(b)
  Ratio of expenses to average net
    assets*...............................       2.05%(b)      2.30%          2.25%(b)
  Ratio of net investment income to
    average net assets*...................       4.76%(b)      4.68%          4.99%(b)
  Portfolio turnover rate.................         52%           63%            59%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 22, 1996 (inception date) to February 28,
     1997.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED                               YEAR ENDED                                  PERIOD
                               AUGUST 31,    -------------------------------------------------------------        ENDED
                                  1998       FEBRUARY 28,   FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                               (UNAUDITED)       1998         1997(b)            1996             1995           1994(a)
                               -----------   ------------   ------------     ------------     ------------     ------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........    $  9.69       $  9.54        $  9.75          $  9.44           $ 9.81          $ 10.00
                                 -------       -------        -------          -------           ------          -------
Income from Investment
 Operations:
 Net investment income.......       0.26          0.49           0.52             0.59             0.59             0.08
 Net realized and unrealized
   gain (loss) on investment
   transactions..............       0.13          0.20          (0.15)            0.33            (0.37)           (0.19)
                                 -------       -------        -------          -------           ------          -------
Total income gain(loss) from
 investment operations.......       0.39          0.69           0.37             0.92             0.22            (0.11)
                                 -------       -------        -------          -------           ------          -------
Less Dividends and
 Distributions:
 Dividends to shareholders
   from net investment
   income....................      (0.28)        (0.51)         (0.52)           (0.59)           (0.59)           (0.08)
 Dividends to shareholders
   from net realized gains on
   investment transactions...         --         (0.03)         (0.06)           (0.02)              --               --
                                 -------       -------        -------          -------           ------          -------
Total Dividends and
 Distributions...............      (0.28)        (0.54)         (0.58)           (0.61)           (0.59)           (0.08)
                                 -------       -------        -------          -------           ------          -------
Net change in net asset value
 per share...................       0.11          0.15          (0.21)            0.31            (0.37)           (0.19)
                                 -------       -------        -------          -------           ------          -------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............    $  9.80       $  9.69        $  9.54          $  9.75           $ 9.44          $  9.81
                                 =======       =======        =======          =======           ======          =======
Total return (excludes sales
 charge).....................       4.10%(e)      7.40%          3.92%           10.45%            2.27%           (1.10%)(e)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (000).....................    $47,720       $41,875        $22,937          $13,179           $1,964          $   356
 Ratio of expenses to average
   net assets................       0.87%(d)      0.90%          0.75%            0.27%            0.00%            0.00%(d)
 Ratio of net investment
   income to average net
   assets....................       5.30%(d)      5.50%          5.45%            6.13%            6.43%            5.70%(d)
 Ratio of expenses to average
   net assets*...............         (c)         1.21%          2.26%            5.00%           17.95%          160.20%(d)
 Ratio of net investment
   income (loss) to average
   net assets*...............         (c)         5.19%          3.94%            1.40%          (11.52%)        (154.50%)(d)

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from January 13, 1994 (inception date) to February
     28, 1994.
(b) As of July 22, 1996 the Fund designated the existing series of shares as "A" shares.
(c) There were no fee waivers or expense reimbursements during the period.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED                        PERIOD
                                              AUGUST 31,     YEAR ENDED       ENDED
                                                 1998       FEBRUARY 28,   FEBRUARY 28,
                                              (UNAUDITED)       1998         1997(a)
                                              -----------   ------------   ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.....................................     $9.72         $9.54          $9.53
                                                 -----         -----          -----
Income from Investment Operations:
 Net investment income......................      0.24          0.44           0.31
 Net realized and unrealized gains on
   investments..............................      0.15          0.19           0.07
                                                 -----         -----          -----
Total income from investment operations.....      0.39          0.63           0.38
                                                 -----         -----          -----
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income........................     (0.25)        (0.42)         (0.31)
 Distributions to shareholders from net
   realized gains on investments............        --         (0.03)         (0.06)
                                                 -----         -----          -----
Total Dividends and Distributions...........     (0.25)        (0.45)         (0.37)
                                                 -----         -----          -----
Net change in net asset value per share.....      0.14          0.18           0.01
                                                 -----         -----          -----
NET ASSET VALUE PER SHARE, END OF PERIOD....     $9.86         $9.72          $9.54
                                                 =====         =====          =====
Total return................................      4.13%(c)      6.80%          3.73%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)..........     $ 447         $ 513          $ 332
 Ratio of expenses to average net assets....      1.34%(b)      1.39%          1.43%(b)
 Ratio of net investment income to average
   net assets...............................      4.83%(b)      4.99%          5.41%(b)
 Ratio of expenses to average net assets*...      1.61%(b)      1.73%          2.71%(b)
 Ratio of net investment income to average
   net assets*..............................      4.56%(b)      4.65%          4.13%(b)

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 22, 1996 (inception date) to February 28,
     1997.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED         PERIOD
                                                        AUGUST 31,       ENDED
                                                           1998       FEBRUARY 28,
                                                        (UNAUDITED)     1998(a)
                                                        -----------   ------------
SRF SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD........    $ 10.87       $ 10.72
                                                          -------       -------
Income from Investment Operations:
  Net investment income...............................       0.29          0.40
  Net realized and unrealized gain on investment
    transactions......................................       0.15          0.13
                                                          -------       -------
Total income from investment operations...............       0.44          0.53
Less Dividends and Distributions:
  Dividends to shareholders from net investment
    income............................................      (0.28)        (0.38)
  Distributions to shareholders from net realized
    gains.............................................         --            --
                                                          -------       -------
Total Dividends and Distributions.....................      (0.28)        (0.38)
                                                          -------       -------
Net change in net asset value per share...............       0.16          0.15
                                                          -------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD..............    $ 11.03       $ 10.87
                                                          =======       =======
Total Return..........................................       4.10%(d)      4.86%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000).....................    $34,495       $35,161
  Ratio of expenses to average net assets.............       0.87%(c)      0.95%(c)
  Ratio of net investment income to average net
    assets............................................       5.30%(c)      5.45%(c)
  Ratio of expenses to average net assets*............         (b)         1.07%(c)
  Ratio of net investment income to average net
    assets*...........................................         (b)         5.33%(c)

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from June 23, 1997 (inception date) to February 28,
     1998.
(b) There were no fee waivers or expense reimbursements during the period.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Municipal Bond Fund
       [ ] Flexible Income Fund
                         Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money Market
                                              Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Secaucus, NJ
                                 Permit No. 237

                          [PACIFIC HORIZON FUNDS LOGO]

                    Provident Distributor, Inc., Distributor
PHF 5006 8/98

                          PACIFIC HORIZON GROWTH FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1998

                             Aggressive Growth Fund

                                 Blue Chip Fund

                               Investing For All
                             The Times Of Your Life

                                NOT FDIC INSURED

                          PACIFIC HORIZON GROWTH FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                          PricewaterhouseCoopers, LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                             Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,           NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN              FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE          INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

          ..................................

                                                                        Contents

                                      FUND FACTS                           2-3
                                      UNDERSTANDING YOUR SHAREHOLDER
                                        REPORT                             4-6
                                      ECONOMIC REVIEW FROM THE
                                        INVESTMENT ADVISER                 8-9
                                      SHAREHOLDER VOTING RESULTS         10-14
                                      PACIFIC HORIZON AGGRESSIVE GROWTH
                                        FUND
                                        Portfolio of Investments         15-19
                                        Statement of Assets
                                          and Liabilities                   20
                                        Statement of Operations             21
                                        Statements of Changes
                                          in Net Assets                     22
                                      PACIFIC HORIZON BLUE CHIP FUND
                                        Statement of Assets
                                          and Liabilities                   23
                                        Statement of Operations             24
                                        Statements of Changes
                                          in Net Assets                     25
                                      NOTES TO FINANCIAL STATEMENTS      26-35
                                      FINANCIAL HIGHLIGHTS               36-41
                                      MASTER INVESTMENT TRUST, SERIES
                                        I -- BLUE CHIP PORTFOLIO
                                        Portfolio of Investments         42-48
                                        Statement of Assets
                                          and Liabilities                   49
                                        Statement of Operations             50
                                        Statements of Changes
                                          in Net Assets                     51
                                      NOTES TO FINANCIAL STATEMENTS      52-55
                                      SUPPLEMENTARY DATA                    56

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others such as the money market funds, strive to maintain a stable net asset value, but offer no growth potential.

---------------------------------------------------------------------------
            FUND NAME                        INVESTMENT OBJECTIVE
---------------------------------------------------------------------------
 International Equity               Long-Term Capital Growth
 ...........................................................................
 Aggressive Growth                  Maximum Capital Appreciation
 ...........................................................................
 Blue Chip                          Long-Term Capital Appreciation
 ...........................................................................
 Capital Income                     Total Investment Return
 ...........................................................................
 Asset Allocation                   Long-Term Growth
 ...........................................................................
 Flexible Income                    High Current Income
 (formerly Corporate Bond)
 ...........................................................................
 Intermediate Bond                  Income and Capital Appreciation
 ...........................................................................
 U.S. Government Securities         High Level of Current Income
 ...........................................................................
 Short-Term Government              High Current Income with Relative
                                    Stability of Principal
 ...........................................................................
 National Municipal Bond*           High Level of Federal Tax-Free
                                    Current Income
 ...........................................................................
 California Municipal Bond*         High Level of Federal and California
 (formerly California Tax-Exempt    Tax-Free Current Income
 Bond)
 ...........................................................................
 Money Market Funds+                High Current Income Plus Principal
 - Prime                            Stability
 - Treasury
 - Government
 - Treasury Only
 ...........................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                 High Level of Federal Tax-Free Current
                                    Income Plus Principal Stability
 - California Tax-Exempt Money      High Level of Federal and California
   Market                           Tax-Free Current Income Plus Principal
                                    Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your Investment Specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

---------------------------------------------------------------------------
PORTFOLIO CONSISTS PRIMARILY OF...    APPROPRIATE FOR INVESTORS WHO SEEK
---------------------------------------------------------------------------
 Foreign Equity Securities          Diversification into foreign equity
                                    markets with associated risk.
 ...........................................................................
 Small Capitalization Stocks        Higher-than-average long-term growth
                                    potential with higher-than-average
                                    risk.
 ...........................................................................
 Blue Chip Stocks                   Long-term growth potential from
                                    investments in the stocks of
                                    well-established companies.
 ...........................................................................
 Convertible Bonds and Convertible  Combined potential for current income
 Preferred Stocks                   and capital appreciation.
 ...........................................................................
 Stocks, Bonds and Cash             Long-term growth potential and current
 Equivalents                        income from stocks and bonds.
 ...........................................................................
 Investment-Grade Corporate Debt    High monthly income potential with
                                    reasonable investment risk.
 ...........................................................................
 Investment-Grade Corporate and     Regular monthly income from a
 U.S. Government Securities         diversified portfolio of
                                    investment-grade securities.
 ...........................................................................
 GNMAs and Other U.S. Government    High monthly income potential and low
 Securities                         credit risk.
 ...........................................................................
 U.S. Government and Government     Monthly income and relative stability
 Agency Securities                  of investment.
 ...........................................................................
 Investment-Grade Municipal Debt    Monthly tax-free income.
 Securities
 ...........................................................................
 Investment-Grade California        High monthly double tax-free income.
 Municipal Securities
 ...........................................................................
 High-Quality Corporate and/or      A flexible, convenient way to manage or
 U.S. Government Short-Term         accumulate cash while waiting for other
 Obligations                        investment opportunities.
 ...........................................................................
 Short-Term Municipal Obligations   A tax-free way to manage or accumulate
                                    cash while waiting for other investment
                                    opportunities.
 ...........................................................................
 Short-Term California Municipal    A tax-free way to manage or accumulate
 Obligations                        cash while waiting for other investment
                                    opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The Financial Statements and Financial Highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a                                    LOGO
brief overview of the economy
and how it affects the
financial markets.

The FUND OVERVIEW AND
INTERVIEW WITH YOUR INVESTMENT
MANAGER enables you to gain
insight into the Fund's
investments and learn more
about the Fund manager's
strategies.

                            Because a picture or chart can help clarify the text, the investment management team may have illustrated the most important features of the Fund.
LOGO The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
LOGO                              NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE


The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

LOGO THE MARKET VALUE OF THE FUND'S TOTAL NET ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

 The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE
LOGO FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS


The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

LOGO DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS


The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios, such as the total investment return for each period, the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The global financial crisis has dominated the economic news in recent months. There are renewed fears that the effect of the Asian currency crisis is spreading to other economies in the world, including North and South America. The Russian Ruble has experienced a sharp decline as debate continues regarding political and economic changes. The pace of economic reform in Japan has been alarmingly slow, with the recent interest rate reduction reflecting only the first significant action taken in this regard. Markets in Canada and Mexico continue to reflect concerns relating to commodities. Moreover, investors have become increasingly concerned about the sustainability of U.S. corporate profits, resulting in a significant decline in the U.S. equity markets. The current global economic crisis is generating greater concern, as it increasingly affects a larger number of key American trading partners.

The U.S. economy has been affected both positively and negatively by the global financial crisis. Low interest and inflation rates have stimulated domestic demand for housing, autos and other consumer goods. However, manufacturing activity is slowing, particularly in trade exports, and cutbacks have been made in production and personnel within some industries. The Gross Domestic Product ("GDP") rose at a 1.8%(1) rate in the second quarter, below the first quarter's 5.5%(1) growth rate, reflecting the deterioration in the trade balance and a slowdown in business investment in equipment and inventories. While the U.S. economy remains strong in the third quarter, it is no longer immune from the effects of the crisis. Additionally, prospects for U.S. growth and corporate profits are less secure.

Economic reports continue to indicate that inflation is under control in manufacturing and consumer-related areas. The prices paid to U.S. factories, farmers and other producers (as measured by the Producer Price Index "PPI") fell 0.4%(1) in August, the largest drop in seven months. In the first eight months of 1998, consumer prices rose at an annual rate of 1.6%(1), which is the same as the first eight months of 1997. Inflation has remained innocuous as weakening economies in Asia have depressed commodity prices and the cost of goods imported into the U.S.

In a departure from the recent past, it appears that the Federal Reserve Board (the "Fed") now has a higher level of anxiety about the outlook for the global economy and is becoming more concerned about the increasing risks of slowing economic growth rather than the dangers of rising inflation. In a recent speech, Fed Chairman Alan Greenspan hinted that the Fed might consider lowering interest rates if it becomes increasingly likely that the Asian currency crisis will spread to the U.S. economy. Although the Federal Open Market Committee ("FOMC") left the Fed Funds' target interest rate unchanged at 5.50% at the most recent FOMC meeting held in August; some analysts now expect a reduction in rates sometime soon.

The main benefactor of the global financial uncertainty has clearly been the U.S. Treasury market. U.S. Treasuries have replaced gold as the safe haven of choice, as many investors are reaping the financial rewards of owning these types of securities. On July 17, the day that the equity markets peaked, the Treasury 10-year note had a closing yield of approximately 5.5%(1). As of August 31, the yield on this note was 4.97%(1). The fixed income markets now reflect expectations of an interest rate reduction, as evidenced by the entire Treasury yield curve trading below 5.50%.

The turmoil in overseas markets, the decline in commodity prices, and the global competition from cheaper imports have also caused the credit sectors to widen appreciably against Treasuries. Credit risk is now at a heightened level, as the expectation of lower profit prospects has become more apparent to investors. Additional downward revisions to corporate earnings estimates will put further pressure on corporate spreads until the economic situation begins to improve in Asia.

The Standard & Poor's 500 stock index ("S&P 500") fell 8.0%(2) on a total return basis during the 6-month period ended August 31. While the stocks of large, name-brand companies have been battered during the month of August, smaller company stocks have been hit even harder. The S&P 500 declined 19%(2) from its high on July 17 and the Russell 2000 Index dropped 30%(3) from its high recorded in April. Year-to-date, the performance disparity has been even larger between large cap and small cap stocks. Since the beginning of the year, the S&P 500 is down 0.4%(2) and the Russell 2000 Index has dropped 22.1%(3), constituting a spread of 21.7 percentage points.

Investors are becoming increasingly concerned about the sustainability of U.S. corporate profits. Investors had been willing to pay record-high valuations for stocks because interest rates were low, inflation was under control and economies around the world were expanding. Not only are the developed Asian countries faltering, but the economic turmoil has also extended to Russia and several emerging market countries. So far, the U.S. market has been fairly well insulated from the economic problems overseas, but U.S. companies are now beginning to feel the negative impact from depressed overseas business conditions. Investor confidence in a continued economic expansion will not occur until Asia and Russia implement appropriate measures to rectify their economic and political problems.

LOOKING FORWARD

The U.S. government is still expected to post a budget surplus when the fiscal year ends on September 30. Rising incomes, low unemployment and stock market gains earlier in the year have generated abundant tax collections. Reduced government spending has also contributed to decreasing interest payments on government debt.

The outlook for the remainder of 1998 is unclear. We continue to believe that the economic impact from Asia will be moderate, with the U.S. economy slowing, but sustaining a near normal growth rate of 2.5% in the third quarter. Just as the market was overly optimistic at the beginning of the summer, we suspect that the markets' current doldrums are too extreme.

Sincerely,
/S/ Kirk Hartman
Kirk Hartman
Chief Investment Officer
Fixed Income Management
---------------

(1) Source - Bloomberg, 1998.

(2) Source - Bloomberg, 1998. The S&P 500 Index is an index that is representative of the large capitalization U.S. equity market as a whole and cannot be invested in directly.

(3) Source - Bloomberg, 1998. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole and cannot be invested in directly.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Results (Unaudited) of Annual Meeting of Shareholders
Convened on June 19, 1998
Reconvened on June 26, 1998 and July 1, 1998
Reconvened and Adjourned on July 20, 1998
--------------------------------------------------------------------------------

    The Annual Meeting of Shareholders of Pacific Horizon Funds, Inc. (the "Company") was convened on June 19, 1998, reconvened on June 26, 1998 and July 1, 1998, and reconvened and adjourned on July 20, 1998. The Funds of the Company are: Aggressive Growth Fund, Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund (formerly California Tax-Exempt Bond Fund), California Tax-Exempt Money Market Fund, Capital Income Fund, Flexible Income Fund (formerly Corporate Bond Fund), Government Fund, Intermediate Bond Fund, International Equity Fund, National Municipal Bond Fund, Prime Fund, Short-Term Government Fund, Tax-Exempt Money Fund, Treasury Fund, Treasury Only Fund, and U.S. Government Securities Fund. The Annual Meeting was held in order to vote on the following purposes:

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   1.      To elect Messrs. Edward S. Bottum, William P. Carmichael,
           Thomas M. Collins, Douglas B. Fletcher, Robert E. Greeley,
           and Cornelius J. Pings, Directors of the Company;
   2.      With respect to each Fund except the Blue Chip and
           Intermediate Bond Funds, to approve or disapprove a new
           Investment Advisory Agreement between the Company and Bank of America NT&SA;
   3.      With respect to the International Equity Fund, to approve or disapprove a new Sub-Advisory Agreement between Bank of
           America NT&SA and Wellington Management Company, LLP;
   4.      To approve or disapprove an amendment to the Company's
           Charter;
   5.      To approve or disapprove changes to the following
           fundamental investment limitations of each Fund of the
           Company:
           a) limitation on underwriting of securities;
           b) limitation on real estate transactions;
           c) limitation on commodity transactions;
           d) limitation on industry concentration;
           e) limitation on lending;
           f) limitation on borrowing and issuance of senior
           securities; and
           g) limitation on issuer concentration.
   6.      To approve or disapprove certain changes to the following
           fundamental investment policies and limitations, including a change to make all of such policies and limitations
           non-fundamental:
           a) with respect to each Fund, the limitation on short sales and purchasing securities on margin;

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
           b) with respect to the National Municipal Bond, Aggressive
           Growth, California Municipal Bond, Prime, Treasury and
           California Tax-Exempt Money Market Funds, the limitation on purchasing securities of companies for the purpose of
           exercising control;
           c) with respect to each Fund except the Government and
           Treasury Only Funds, the limitation on purchasing securities of other investment companies;
           d) with respect to each Fund except the Aggressive Growth,
           Short-Term Government, Prime, Treasury, Government and
           Treasury Only Funds, the limitation on put, call, straddle and spread transactions;
           e) with respect to each Fund except the National Municipal
           Bond, International Equity, Flexible Income, Short-Term
           Government and California Tax-Exempt Money Market Funds, the
           limitation on illiquid securities;
           f) with respect to the Intermediate Bond, Blue Chip and
           Asset Allocation Funds, the limitation on transactions in
           certain securities by Board members;
           g) with respect to the U.S. Government Securities, Capital
           Income, California Municipal Bond and California Tax-Exempt
           Money Market Funds, the limitation on unseasoned issuers;
           h) with respect to the Aggressive Growth Fund, the policy on investment in equity securities;
           i) with respect to the U.S. Government Securities Fund, the policy with respect to investment in certificates of the
           Government National Mortgage Association;
           j) with respect to the Capital Income Fund, the policy with respect to investment in convertible securities;
           k) with respect to the California Municipal Bond Fund, the policy with respect to investment in California municipal
           securities;
           l) with respect to the Tax-Exempt Money Fund, the policy
           with respect to investment in municipal securities; and
           m) with respect to the California Tax-Exempt Money Market
           Fund, the policy with respect to investment in California
           municipal securities;
   7.      To approve or disapprove a change in the fundamental
           investment objective to a non-fundamental investment
           objective of the following Funds: National Municipal Bond,
           International Equity, Flexible Income, Intermediate Bond,
           Blue Chip, Asset Allocation, Aggressive Growth, U.S.
           Government Securities, Capital Income, California Municipal
           Bond, Short-Term Government, Prime, Treasury, Tax-Exempt
           Money and California Tax-Exempt Money Market Funds;
   8.      To approve or disapprove a new fundamental investment
           limitation of the Prime Fund with regard to its industry
           concentration;
   9.      To ratify or reject the selection of PricewaterhouseCoopers
           LLP as the Company's independent accountants for the fiscal year ending February 28, 1999; and
  10.      The transaction of such other business as may properly come before the meeting or any adjournment.

    At the adjournment of the annual meeting on July 20, 1998, the voting results for each proposal were as follows:

    The voting results for each proposal are shown below:

PACIFIC HORIZON FUNDS, INC. -- ALL FUNDS

                                  TOTAL SHARES           TOTAL                                                ABSTAIN/
                                   OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                                -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 1                      16,453,350,969.00   8,803,335,110.00
 EDWARD S. BOTTUM                                                      8,469,012,940.00        None        334,322,170.00
 WILLIAM P. CARMICHAEL                                                 8,468,803,120.00        None        334,531,990.00
 THOMAS M. COLLINS                                                     8,472,897,540.00        None        330,437,570.00
 DOUGLAS B. FLETCHER                                                   8,473,089,329.00        None        330,245,781.00
 ROBERT E. GREELEY                                                     8,475,491,285.00        None        327,843,225.00
 CORNELIUS J. PINGS                                                    8,473,521,034.00        None        329,806,076.00
PROPOSAL 4                      16,453,350,969.00   8,803,335,110.00   7,332,890,744.00   502,659,743.00   373,195,844.00
PROPOSAL 9                      16,453,350,969.00   8,803,335,091.00   8,429,896,332.00   85,027,748.00    288,411,011.00

                                    BROKER       PASS/
                                   NON VOTE       FAIL
                                --------------   ------
PROPOSAL 1                                        PASS
 EDWARD S. BOTTUM                    None
 WILLIAM P. CARMICHAEL               None
 THOMAS M. COLLINS                   None
 DOUGLAS B. FLETCHER                 None
 ROBERT E. GREELEY                   None
 CORNELIUS J. PINGS                  None
PROPOSAL 4                      594,588,779.00    FAIL
PROPOSAL 9                           None         PASS

PACIFIC HORIZON AGGRESSIVE GROWTH FUND

                                  TOTAL SHARES           TOTAL                                                ABSTAIN/
                                   OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                                -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 2                           9,592,539.00      4,914,952.00        4,497,869.00       122,760.00       294,323.00
PROPOSAL 5a                          9,592,539.00      4,914,953.00        3,843,173.00       185,929.00       350,195.00
PROPOSAL 5b                          9,592,539.00      4,914,953.00        3,841,797.00       202,707.00       334,793.00
PROPOSAL 5c                          9,592,539.00      4,914,953.00        3,845,934.00       223,352.00       310,012.00
PROPOSAL 5d                          9,592,539.00      4,914,953.00        3,802,400.00       252,957.00       323,940.00
PROPOSAL 5e                          9,592,539.00      4,914,953.00        3,843,692.00       220,823.00       314,782.00
PROPOSAL 5f                          9,592,539.00      4,914,953.00        3,827,323.00       223,260.00       328,714.00
PROPOSAL 5g                          9,592,539.00      4,914,953.00        3,814,984.00       218,644.00       345,670.00
PROPOSAL 6a                          9,592,539.00      4,914,953.00        3,819,403.00       232,309.00       327,585.00
PROPOSAL 6b                          9,592,539.00      4,914,953.00        3,773,253.00       279,987.00       326,058.00
PROPOSAL 6c                          9,592,539.00      4,914,953.00        3,812,583.00       233,977.00       332,738.00
PROPOSAL 6e                          9,592,539.00      4,914,953.00        3,741,489.00       280,162.00       357,646.00
PROPOSAL 6h                          9,592,539.00      4,914,953.00        3,836,622.00       194,722.00       347,953.00
PROPOSAL 7                           9,592,539.00      4,914,953.00        3,704,802.00       305,050.00       369,445.00

                                    BROKER       PASS/
                                   NON VOTE      FAIL
                                --------------   -----
PROPOSAL 2                                None   PASS
PROPOSAL 5a                         535,656.00   PASS
PROPOSAL 5b                         535,656.00   PASS
PROPOSAL 5c                         535,655.00   PASS
PROPOSAL 5d                         535,656.00   PASS
PROPOSAL 5e                         535,656.00   PASS
PROPOSAL 5f                         535,656.00   PASS
PROPOSAL 5g                         535,655.00   PASS
PROPOSAL 6a                         535,656.00   PASS
PROPOSAL 6b                         535,655.00   PASS
PROPOSAL 6c                         535,655.00   PASS
PROPOSAL 6e                         535,656.00   PASS
PROPOSAL 6h                         535,656.00   PASS
PROPOSAL 7                          535,656.00   PASS

PACIFIC HORIZON BLUE CHIP FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 5a                24,292,729.00      12,337,122.00       9,929,750.00       507,295.00     1,110,788.00       789,289.00
PROPOSAL 5b                24,292,729.00      12,337,122.00       9,947,625.00       501,454.00     1,098,754.00       789,289.00
PROPOSAL 5c                24,292,729.00      12,337,122.00       9,906,805.00       527,592.00     1,113,435.00       789,290.00
PROPOSAL 5d                24,292,729.00      12,337,122.00       9,878,806.00       518,079.00     1,150,947.00       789,290.00
PROPOSAL 5e                24,292,729.00      12,337,122.00       9,970,640.00       485,027.00     1,092,166.00       789,289.00
PROPOSAL 5f                24,292,729.00      12,337,122.00       9,932,296.00       472,985.00     1,142,551.00       789,290.00
PROPOSAL 5g                24,292,729.00      12,337,122.00       9,886,393.00       450,515.00     1,210,924.00       789,290.00
PROPOSAL 6a                24,292,729.00      12,337,122.00       9,858,576.00       592,711.00     1,096,546.00       789,289.00
PROPOSAL 6c                24,292,729.00      12,337,122.00       9,869,998.00       590,933.00     1,086,902.00       789,289.00
PROPOSAL 6d                24,292,729.00      12,337,122.00       9,859,252.00       585,964.00     1,102,615.00       789,291.00
PROPOSAL 6e                24,292,729.00      12,337,122.00       9,888,387.00       554,377.00     1,105,067.00       789,291.00
PROPOSAL 6f                24,292,729.00      12,337,122.00       9,921,446.00       540,732.00     1,085,654.00       789,290.00
PROPOSAL 7                 24,292,729.00      12,337,122.00       9,655,257.00       729,052.00     1,163,524.00       789,289.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6c            PASS
PROPOSAL 6d            PASS
PROPOSAL 6e            PASS
PROPOSAL 6f            PASS
PROPOSAL 7             PASS

    On July 20, 1998, the Pacific Horizon Blue Chip Fund and World Horizon U.S. Equity Fund, representing all the interestholders of the Blue Chip Portfolio of the Trust, unanimously approved the following proposals to interestholders by means of a unanimous consent of interestholders:

        (1) to approve or disapprove a new investment advisory agreement between the Trust and Bank of America National Trust and Savings Association;

        (2) to approve or disapprove changes to the following fundamental investment limitations of the Blue Chip Portfolio:

           (a) limitation on underwriting of securities;

           (b) limitation on real estate transactions;

           (c) limitation on commodity transactions;

           (d) limitation on industry concentration;

           (e) limitation on lending;

           (f) limitation on borrowing and issuance of senior securities; and

           (g) limitation on issuer concentration.

        (3) to approve or disapprove certain changes to the following fundamental investment policies and limitations of the Blue Chip Portfolio, including a change to make all of such policies and limitations non-fundamental:

           (a) the limitation on short sales and purchasing securities on margin;

           (b) the limitation on purchasing securities of other investment companies;

           (c) the limitation on put, call, straddle and spread transactions;

           (d) the limitation on illiquid securities; and

           (e) the limitation on transactions in certain securities by Board members; and

        (4) to approve or disapprove a change in the fundamental investment objective to a non-fundamental investment objective of the Blue Chip Portfolio.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                          VALUE
                       DESCRIPTION                          SHARES       (NOTE 2)
                       -----------                          ------       --------
COMMON STOCKS -- 99.0%
AEROSPACE/DEFENSE -- 1.2%
 Sundstrand Corp..........................................   39,500    $  1,799,719
                                                                       ------------
AIRLINES -- 0.9%
 Alaska Air Group, Inc .**................................   32,200       1,253,787
 Mesaba Holdings, Inc .**.................................   10,400         164,450
                                                                       ------------
                                                                          1,418,237
                                                                       ------------
APPAREL/TEXTILE -- 2.7%
 Jones Apparel Group, Inc. **.............................   97,300       1,885,187
 Tommy Hilfiger Corp. **..................................   48,400       2,262,700
                                                                       ------------
                                                                          4,147,887
                                                                       ------------
AUTOMOTIVE PARTS AND EQUIPMENT -- 1.3%
 Federal-Mogul Corp.......................................   36,700       1,958,862
                                                                       ------------
BANKS -- 3.6%
 Amsouth Bancorp..........................................   55,400       1,904,375
 Old Kent Financial Corp..................................   32,200       1,038,450
 Zions Bancorporation.....................................   69,100       2,651,712
                                                                       ------------
                                                                          5,594,537
                                                                       ------------
BEVERAGES -- 3.0%
 Canandaigua Brands, Inc.**...............................   26,500       1,106,375
 Coca Cola Enterprises, Inc...............................   90,700       2,154,125
 Whitman Corp.............................................   88,400       1,370,200
                                                                       ------------
                                                                          4,630,700
                                                                       ------------
BUILDING RELATED/APPLIANCE -- 4.7%
 Hon Industries, Inc......................................   46,400         997,600
 Martin Marietta Materials, Inc...........................   30,300       1,291,537
 Miller (Herman), Inc.....................................   58,600       1,201,300
 Mohawk Industries, Inc. **...............................   95,500       2,536,719
 Southdown, Inc...........................................   28,500       1,204,125
                                                                       ------------
                                                                          7,231,281
                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                          VALUE
                       DESCRIPTION                          SHARES       (NOTE 2)
                       -----------                          ------       --------
COMMON STOCKS -- (CONTINUED)
CHEMICALS -- 2.4%
 Cytec Industries, Inc. **................................   33,600    $    768,600
 Lyondell Petrochemical Co................................   56,300       1,213,969
 Solutia, Inc.............................................   77,000       1,727,687
                                                                       ------------
                                                                          3,710,256
                                                                       ------------
COMMERCIAL SERVICES -- 5.3%
 AccuStaff, Inc. **.......................................   78,400         980,000
 ACNielsen Corp. **.......................................   63,400       1,271,962
 ACSYS, Inc .**...........................................    4,800          39,000
 Robert Half International, Inc. **.......................   56,500       2,712,000
 Select Appointments Holdings Public Limited Company
  ADR.....................................................   83,550       1,827,656
 Viad Corp................................................   67,000       1,390,250
                                                                       ------------
                                                                          8,220,868
                                                                       ------------
COMMUNICATIONS -- 1.1%
 American Power Conversion Corp. **.......................   65,300       1,763,100
                                                                       ------------
COMPUTER HARDWARE -- 5.8%
 Comverse Technology, Inc. **.............................   37,200       1,432,200
 Lexmark International Group, Inc. **.....................   47,800       2,894,887
 Solectron Corp. **.......................................   63,900       2,639,869
 Symbol Technologies, Inc.................................   49,900       2,045,900
                                                                       ------------
                                                                          9,012,856
                                                                       ------------
COMPUTERS-SERVICES AND SOFTWARE -- 17.6%
 America Online, Inc. **..................................   88,600       7,259,662
 BMC Software, Inc . **...................................  100,700       4,260,869
 Cadence Design Systems, Inc .**..........................   84,500       1,785,062
 CIBER, Inc. **...........................................   28,700         721,087
 Citrix Systems, Inc. **..................................   20,000       1,152,500
 Compuware Corp. **.......................................   93,600       4,252,950
 CPS Systems, Inc. **.....................................   56,700         184,275
 FileNET Corp. **.........................................   41,300         676,287
 Keane, Inc. **...........................................   49,700       2,087,400
 Network Associates, Inc. **..............................   64,100       2,067,225
 Siebel Systems, Inc. **..................................   42,500         796,875
 Sterling Commerce, Inc .**...............................   46,200       1,524,600
 Synopsys, Inc. .**.......................................   26,100         681,862
                                                                       ------------
                                                                         27,450,654
                                                                       ------------
COSMETICS AND TOILETRIES -- 0.9%
 Dial Corp................................................   72,700       1,417,650
                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                          VALUE
                       DESCRIPTION                          SHARES       (NOTE 2)
                       -----------                          ------       --------
COMMON STOCKS -- (CONTINUED)
ELECTRIC -- 3.2%
 AES Corp. **.............................................   35,300    $    961,925
 BEC Energy...............................................   52,400       2,076,350
 Energy East Corp.........................................   42,400       1,908,000
                                                                       ------------
                                                                          4,946,275
                                                                       ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.9%
 AMETEK, Inc..............................................   67,700       1,320,150
                                                                       ------------
ENERGY RELATED -- 1.2%
 Transocean Offshore, Inc.................................   45,200       1,110,225
 Varco International, Inc. **.............................   95,800         682,575
                                                                       ------------
                                                                          1,792,800
                                                                       ------------
FINANCIAL SERVICES -- 1.3%
 Paine Webber Group, Inc..................................   39,300       1,365,675
 Willis Lease Finance Corp. **............................   48,500         666,875
                                                                       ------------
                                                                          2,032,550
                                                                       ------------
FOOD -- 3.1%
 Dole Food Co., Inc.......................................   16,900         730,925
 Earthgrains Co...........................................   26,500         728,750
 Interstate Bakeries Corp.................................   73,500       1,915,594
 Ralcorp Holdings, Inc. **................................   76,200       1,471,613
                                                                       ------------
                                                                          4,846,882
                                                                       ------------
HOSPITAL MANAGEMENT -- 4.1%
 Health Management Associates, Inc. **....................  150,000       2,709,375
 Total Renal Care Holdings, Inc. **.......................   67,500       1,282,500
 Trigon Healthcare, Inc. **...............................   52,800       1,458,600
 Wellpoint Health Networks, Inc. **.......................   19,000       1,014,125
                                                                       ------------
                                                                          6,464,600
                                                                       ------------
HOSPITAL SUPPLY -- 6.2%
 Allegiance Corp..........................................   59,000       1,666,750
 Hillenbrand Industries, Inc..............................   59,800       3,203,038
 McKesson Corp............................................   27,700       2,077,500
 PSS World Medical, Inc. **...............................   98,700       1,517,513
 Safeskin Corp. **........................................   35,800       1,208,250
                                                                       ------------
                                                                          9,673,051
                                                                       ------------
INSURANCE -- 1.3%
 EXEL Limited.............................................    5,344         357,046
 SunAmerica, Inc..........................................   27,600       1,709,475
                                                                       ------------
                                                                          2,066,521
                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                          VALUE
                       DESCRIPTION                          SHARES       (NOTE 2)
                       -----------                          ------       --------
COMMON STOCKS -- (CONTINUED)
MACHINERY -- 1.3%
 Aeroquip-Vickers, Inc....................................   31,100    $  1,253,719
 Metrika Systems Corp. **.................................   81,500         815,000
                                                                       ------------
                                                                          2,068,719
                                                                       ------------
OIL (DOMESTIC) -- 0.7%
 Ashland Oil..............................................   23,900       1,088,944
                                                                       ------------
PAPER & FOREST PRODUCTS -- 0.8%
 Owens-Illinois, Inc. **..................................   39,600       1,235,025
                                                                       ------------
PHARMACEUTICALS -- 4.9%
 Biogen, Inc. **..........................................   53,100       2,455,875
 ICN Pharmaceuticals, Inc.................................   54,400         836,400
 Mylan Laboratories, Inc..................................   81,000       1,852,875
 Watson Pharmaceuticals, Inc. **..........................   54,500       2,455,906
                                                                       ------------
                                                                          7,601,056
                                                                       ------------
PRINTING & PUBLISHING -- 1.9%
 Houghton Mifflin Co......................................   51,300       1,548,619
 Washington Post Co.......................................    2,900       1,486,250
                                                                       ------------
                                                                          3,034,869
                                                                       ------------
RESTAURANTS/LODGING -- 3.1%
 CKE Restaurants, Inc.....................................   57,300       1,776,300
 Outback Steakhouse, Inc. **..............................   62,300       1,872,894
 Promus Hotel Corp. **....................................   38,900       1,196,175
                                                                       ------------
                                                                          4,845,369
                                                                       ------------
RETAIL & MERCHANDISING -- 7.0%
 1-800-Contacts, Inc. **..................................   85,800         530,888
 Bed Bath and Beyond, Inc. **.............................  134,400       2,427,600
 Best Buy Co., Inc. **....................................   94,800       3,732,750
 Family Dollar Stores, Inc................................  184,400       2,339,575
 OfficeMax, Inc. **.......................................  171,600       1,801,800
                                                                       ------------
                                                                         10,832,613
                                                                       ------------
SECURITY SERVICES -- 0.7%
 Pittston Brink's Group...................................   37,500       1,176,563
                                                                       ------------
SEMI-CONDUCTORS/INSTRUMENTATION -- 3.9%
 Altera Corp.**...........................................   33,700         981,513
 Cylink Corp. **..........................................   52,200         424,125
 Level One Communications, Inc. **........................   40,800         711,450

---------------
See Notes to Financial Statements.

                                                                          VALUE
                       DESCRIPTION                          SHARES       (NOTE 2)
                       -----------                          ------       --------
COMMON STOCKS -- (CONTINUED)
SEMI-CONDUCTORS/INSTRUMENTATION -- (CONTINUED)
 Maxim Integrated Products, Inc .**.......................   61,500    $  1,691,250
 Microchip Technology, Inc.**.............................   54,800       1,003,525
 Uniphase Corp.**.........................................   32,500       1,297,969
                                                                       ------------
                                                                          6,109,832
                                                                       ------------
TRANSPORTATION -- 0.4%
 J.B. Hunt Transport Services, Inc........................   36,100         611,444
                                                                       ------------
UTILITIES-GAS & PIPELINE -- 0.5%
 El Paso Energy Corp......................................   33,800         838,663
                                                                       ------------
UTILITIES-TELEPHONE -- 2.0%
 Century Telephone Enterprises, Inc.......................   29,700       1,347,638
 Cincinnati Bell, Inc.....................................   73,500       1,727,250
                                                                       ------------
                                                                          3,074,888
                                                                       ------------
Total Common Stock (Cost $201,505,236)....................              154,017,421
                                                                       ------------

                                                    EXPIRATION
                                                       DATE
                                                    ----------
WARRANTS -- 0.0%
 Sound Advice (b)** (Cost $0).....................   06/14/99           15               0
                                                                              ------------
TOTAL INVESTMENTS -- 99.0%
 COST ($201,505,236)(A)...........................                             154,017,421
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%.....                               1,540,800
                                                                              ------------
NET ASSETS -- 100.0%..............................                            $155,558,221
                                                                              ============

---------------

Percentages indicated are based on net assets of $155,558,221.
(a) Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $  1,303,220
Unrealized depreciation.....................................   (48,791,035)
                                                              ------------
Net unrealized depreciation.................................  $(47,487,815)
                                                              ============

(b) Fair value as determined by the Board of Directors.
ADR -- American Depositary Receipt.
** Non-income producing security.

See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investments in securities, at value (cost $201,505,236)....    $154,017,421
 Cash.......................................................         283,927
 Dividends receivable.......................................          66,237
 Receivable for investment securities sold..................       1,805,802
 Receivable for capital shares sold.........................       1,349,062
                                                                ------------
Total Assets................................................     157,522,449
                                                                ------------
LIABILITIES:
 Payable for investment securities purchased................       1,121,746
 Payable for capital shares redeemed........................         526,301
 Investment advisory fees payable...........................          96,592
 Administration fees payable................................         104,576
 Shareholder service fees payable...........................          40,246
 Distribution fees payable..................................           1,370
 Legal fees payable.........................................              79
 Other accrued expenses.....................................          73,318
                                                                ------------
Total Liabilities...........................................       1,964,228
                                                                ------------
NET ASSETS..................................................    $155,558,221
                                                                ============
Net Assets
 A Shares...................................................    $152,764,675
 B Shares...................................................         167,162
 K Shares...................................................       2,626,384
                                                                ------------
Total.......................................................    $155,558,221
                                                                ============
Shares Outstanding ($0.001 par value, 200 million shares
 authorized):
 A Shares...................................................       9,863,062
 B Shares...................................................          10,794
 K Shares...................................................         171,631
                                                                ------------
Total.......................................................      10,045,487
                                                                ============
NET ASSET VALUE:
 A Shares -- Net asset value and redemption price per
   share....................................................    $      15.49
                                                                ============
 Maximum Sales Charge (A Shares)............................            5.50%
 Maximum Offering Price (A Shares)
   (Net Asset Value of A Shares/(100% -- Maximum Sales
   Charge)).................................................    $      16.39
                                                                ============
 B Shares -- Net asset value, offering price and redemption
   price per share..........................................    $      15.49
                                                                ============
 K Shares -- Net asset value, offering price and redemption
   price per share..........................................    $      15.30
                                                                ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................    $     10,045
 Additional paid-in capital.................................     178,154,588
 Accumulated undistributed net investment loss..............      (1,148,443)
 Accumulated net realized gains on investment
   transactions.............................................      26,029,846
 Net unrealized depreciation on investments.................     (47,487,815)
                                                                ------------
NET ASSETS, AUGUST 31, 1998.................................    $155,558,221
                                                                ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividend income............................................    $      6,014
 Interest income............................................         401,227
                                                                ------------
Total Income................................................         407,241
                                                                ------------
EXPENSES:
 Advisory fees..............................................         650,241
 Administration fees........................................         325,121
 Shareholder service fees (A Shares)........................         266,583
 Shareholder service fees (B Shares)........................              32(a)
 Shareholder service fees (K Shares)........................           4,318
 Distribution fees (B Shares)...............................              96(a)
 Distribution fees (K Shares)...............................          12,947
 Custodian and fund accounting fees.........................          24,329
 Transfer agent fees........................................         214,942
 Legal fees.................................................           3,518
 Other expenses.............................................          54,996
                                                                ------------
   Total Expenses...........................................       1,557,123
                                                                ------------
Less: Fee waivers...........................................          (4,316)
                                                                ------------
Total Net Expenses..........................................       1,552,807
                                                                ------------
NET INVESTMENT LOSS.........................................      (1,145,566)
                                                                ------------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
 Net realized gain on investment transactions...............      39,737,041
 Net change in unrealized depreciation on investments.......     (91,815,915)
                                                                ------------
Net realized/unrealized losses on investments...............     (52,078,874)
                                                                ------------
Decrease in Net Assets Resulting from Operations............    $(53,224,440)
                                                                ============

---------------

(a) Period from July 15, 1998 (inception date) to August 31, 1998.

See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                          ENDED
                                                        AUGUST 31,      YEAR ENDED
                                                           1998        FEBRUARY 28,
                                                       (UNAUDITED)         1998
                                                       ------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment (losses)............................  $ (1,145,566)   $ (2,442,022)
  Net realized gains on investment transactions......    39,737,041       8,159,465
  Net change in unrealized appreciation
    (depreciation) on investments....................   (91,815,915)     39,076,574
                                                       ------------    ------------
  Change in net assets resulting from operations.....   (53,224,440)     44,794,017
                                                       ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains from investment transactions
    A Shares.........................................   (14,732,877)    (12,977,267)
    B Shares.........................................       (14,345)(a)           --
    K Shares.........................................      (252,778)        (71,786)
                                                       ------------    ------------
Change in net assets from shareholder
  distributions......................................   (15,000,000)    (13,049,053)
                                                       ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued........................    79,725,010     151,652,363
  Dividends reinvested...............................    13,961,637      12,251,824
  Cost of shares redeemed............................   (91,562,542)   (176,237,358)
                                                       ------------    ------------
Change in net assets from capital share
  transactions.......................................     2,124,105     (12,333,171)
                                                       ------------    ------------
Change in net assets.................................   (66,100,335)     19,411,793
NET ASSETS:
  Beginning of Period................................   221,658,556     202,246,763
                                                       ------------    ------------
  End of Period (including undistributed net
    investment losses of $1,148,443 and $2,877,
    respectively.)...................................  $155,558,221    $221,658,556
                                                       ============    ============

---------------

(a) Period from July 15, 1998 (inception date) to August 31, 1998.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investment in Master Investment Trust, Series I -- Blue
   Chip Portfolio, at value.................................  $664,795,008
 Prepaid expenses...........................................        35,908
                                                              ------------
Total Assets................................................   664,830,916
                                                              ------------
LIABILITIES:
 Dividend payable...........................................           930
 Administration fees........................................        97,191
 Shareholder service fees payable...........................       173,455
 Fund accounting fees and expense payable...................         5,087
                                                              ------------
Total Liabilities...........................................       276,663
                                                              ------------
NET ASSETS..................................................  $664,554,253
                                                              ============
Net Assets:
 A Shares...................................................  $323,612,162
 B Shares...................................................     3,104,544
 K Shares...................................................     7,419,893
 SRF Shares.................................................   330,417,654
                                                              ------------
Total.......................................................  $664,554,253
                                                              ============
Shares Outstanding ($0.001 par value, 300 million shares
 authorized):
 A Shares...................................................    12,191,347
 B Shares...................................................       116,840
 K Shares...................................................       280,843
 SRF Shares.................................................    14,059,529
                                                              ------------
Total.......................................................    26,648,559
                                                              ============
NET ASSET VALUE:
 A Shares -- Net asset value and redemption price per
   share....................................................  $      26.54
                                                              ============
 Maximum Sales Charge (A Shares)............................          5.50%
 Maximum Offering Price (A Shares)
   (Net Asset Value of A Shares/(100% -- Maximum Sales
     Charge))...............................................  $      28.08
                                                              ============
 B Shares -- Net asset value, offering price and redemption
   price per share..........................................  $      26.57
                                                              ============
 K Shares -- Net asset value, offering price and redemption
   price per share..........................................  $      26.42
                                                              ============
 SRF Shares -- Net asset value, offering price and
   redemption price per share...............................  $      23.50
                                                              ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................  $     26,649
 Additional paid-in capital.................................   572,225,565
 Undistributed net investment income........................       738,657
 Accumulated net realized gains on investment
   transactions.............................................    38,305,324
 Net unrealized appreciation on investments.................    53,258,058
                                                              ------------
NET ASSETS, AUGUST 31, 1998.................................  $664,554,253
                                                              ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Investment Income from Master Investment Trust,
    Series I -- Blue Chip Portfolio:
      Dividend income.......................................  $  4,980,178
      Interest income.......................................       890,409
                                                              ------------
                                                                 5,870,587
                                                              ------------
  Expenses..................................................     2,362,026
  Less: Fee waivers and expense reimbursements..............       (14,432)
                                                              ------------
                                                                 2,347,594
                                                              ------------
Net Investment Income from Master Investment Trust, Series
  I -- Blue Chip Portfolio..................................     3,522,993
                                                              ------------
EXPENSES:
  Administration fees.......................................       574,701
  Shareholder service fees (A Shares).......................       456,010
  Shareholder service fees (B Shares).......................           540(a)
  Shareholder service fees (K Shares).......................         9,953
  Shareholder service fees (SRF Shares).....................       491,355
  Distribution fees (B Shares)..............................         1,621(a)
  Distribution fees (K Shares)..............................        29,740
  Transfer agent fees.......................................       200,401
  Fund accounting fees and expenses.........................        15,123
  Legal fees................................................        11,066
  Other expenses............................................       112,298
                                                              ------------
      Total Expenses........................................     1,902,808
Less: Fee waivers and expense reimbursements................      (298,227)
                                                              ------------
  Total Net Expenses........................................     1,604,581
                                                              ------------
NET INVESTMENT INCOME.......................................     1,918,412
                                                              ------------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS FROM
  INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO:
      Net realized gains on investment transactions.........    38,606,222
      Net change in unrealized appreciation on
        investments.........................................  (115,623,481)
                                                              ------------
Net realized/unrealized losses on investments from Master
  Investment Trust, Series I -- Blue Chip Portfolio.........   (77,017,259)
                                                              ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $(75,098,847)
                                                              ============

---------------

(a) Period from July 15, 1998 (inception date) to August 31, 1998. See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED          YEAR ENDED
                                                       AUGUST 31, 1998    FEBRUARY 28,
                                                         (UNAUDITED)          1998
                                                      -----------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.............................    $  1,918,412      $  3,219,113
  Net realized gains on investment transactions.....      38,606,222        45,222,647
  Net change in unrealized appreciation
    (depreciation) on investments...................    (115,623,481)       72,902,865
                                                        ------------      ------------
  Change in net assets resulting from operations....     (75,098,847)      121,344,625
                                                        ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares........................................        (669,510)       (1,127,669)
    K Shares........................................            (195)           (3,838)
    SRF Shares......................................      (1,146,300)       (1,629,501)(b)
  Net realized gains from investment transactions:
    A Shares........................................      (5,785,962)      (24,949,427)
    B Shares (a)....................................         (46,618)               --
    K Shares........................................        (132,149)         (388,442)
    SRF Shares......................................      (6,608,856)      (19,671,559)(b)
                                                        ------------      ------------
Change in net assets from shareholder
  distributions.....................................     (14,389,590)      (47,770,436)
                                                        ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.......................     170,379,484       475,502,874
  Dividends reinvested..............................      13,663,814        44,254,196
  Cost of shares redeemed...........................     (95,415,788)      (82,117,652)
                                                        ------------      ------------
Change in net assets from capital share
  transactions......................................      88,627,510       437,639,418
                                                        ------------      ------------
Change in net assets................................        (860,927)      511,213,607
NET ASSETS:
  Beginning of Period...............................     665,415,180       154,201,573
                                                        ------------      ------------
  End of Period (including undistributed net
    investment income of $738,657 and $636,250,
    respectively.)..................................    $664,554,253      $665,415,180
                                                        ============      ============

---------------

(a) Period from July 15, 1998 (inception date) to August 31, 1998.

(b) Period from June 23, 1997 (inception date) to February 28, 1998.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Company operated as a series company comprised of seventeen Funds. The accompanying financial statements and notes are those of the Pacific Horizon Aggressive Growth Fund (the "Aggressive Growth Fund") and the Pacific Horizon Blue Chip Fund (the "Blue Chip Fund"), collectively the "Funds", individually the "Fund".

    The Funds each offer A Shares, K Shares and effective July 15, 1998, began offering B Shares. Additionally, The Blue Chip Fund offers SRF Shares. A Shares and SRF Shares have a Shareholder Services Plan, B Shares have a Distribution and Services Plan, and K Shares have a Distribution Plan and Administrative and Shareholder Services Plan. B Shares of the Funds held for 9 years will automatically convert into A Shares of the Fund.

The investment objectives of the Funds are as follows:

    The Aggressive Growth Fund -- Seeks to maximize capital appreciation through investments in common stocks and convertible securities.

    The Blue Chip Fund -- Seeks to achieve its investment objective by investing substantially all of its assets in the Blue Chip Portfolio (the "Portfolio") of the Master Investment Trust, Series I (the "Trust"), an open-end management company that has the same investment objective as that of the Blue Chip Fund. The value of the Blue Chip Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (93.43% at August 31, 1998). The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Blue Chip Fund's financial statements.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Aggressive Growth Fund's investment adviser. On September 15, 1997, Bank of America assumed the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    On October 1, 1998, BankAmerica Corp., the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica continues to serve the Funds on substantially identical terms as described in Note 3.

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, but not limited to, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Blue Chip Fund. The Blue Chip Fund bears all fees and expenses charged by PFPC for these services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Aggressive Growth Fund. The Aggressive Growth Fund bears all fees and expenses charged by BONY for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI") serves as principal underwriter and distributor of shares of the Funds. PFPC serves as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Aggressive Growth Fund values portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The Aggressive Growth Fund may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The valuation of securities of the Blue Chip Fund's investment in the Portfolio is discussed in Note 2 of the Portfolio's financial statements.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Aggressive Growth Fund records security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

    The Blue Chip Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments are adjusted on a daily basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Blue Chip Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight-line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income, if any, is declared and paid as a dividend to shareholders of record at the close of business on record date at least annually for the Aggressive Growth Fund and quarterly for the Blue Chip Fund. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                        ACCUMULATED UNDISTRIBUTED    ACCUMULATED NET REALIZED
                          NET INVESTMENT INCOME     GAIN/(LOSS) ON INVESTMENTS
                        -------------------------   --------------------------
Aggressive Growth
  Fund................         $2,440,562                  $ (2,440,562)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

    Capital losses incurred after October 31 for the Aggressive Growth Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer capital losses of $2,749,100 after October 31, 1997.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Aggressive Growth Fund has an Investment Advisory Agreement and an Administration Agreement with Bank of America. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Aggressive Growth Fund, which is accrued daily and payable monthly, at an annual rate of 0.60% of the Fund's average daily net assets. Pursuant to the terms of the Administration Agreement, Bank of America is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.30% and 0.15% of the average daily net assets of the Aggressive Growth Fund and Blue Chip Fund, respectively.

    For the six months ended August 31, 1998, PDI advised the Funds that it retained $5,431 and $37,983 from commissions earned on sales of the Aggressive Growth Fund's and Blue Chip Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $30,425 and $320,003 from commissions earned on sales of shares of the Aggressive Growth Fund and Blue Chip Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays PDI for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1998, the Aggressive Growth Fund and Blue Chip Fund incurred charges of $266,583 and $456,010, respectively, pursuant to the Plan. The Funds were advised that of these amounts, PDI retained $102,457 and $8,181 from the Aggressive Growth Fund and Blue Chip Fund, respectively, and affiliates of Bank of America retained $107,338 and $404,954, respectively. The Plan provides that if, in any month, the fees paid to PDI are less than the costs incurred by PDI, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred.

    The Funds have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 act, under which the B Shares of the Aggressive Growth Fund and the Blue Chip Fund pay Bank of America for costs incurred in connection with distribution of the B Shares and for shareholder servicing fees to Service Organizations. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Fund's B Shares. For the period ended August 31, 1998, the Aggressive Growth Fund and the Blue Chip Fund incurred charges of $128 and $2,161, pursuant to the Plan. The Funds were advised that of these amounts, affiliates of Bank of America retained $113 and $1,935 from the Aggressive Growth Fund and Blue Chip Fund, respectively.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds paid PDI for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. For the six months ended August 31, 1998, the Aggressive Growth Fund and the Blue Chip Fund incurred charges of $17,265 and $39,693, respectively, pursuant to the Administrative Plan. The Blue Chip Fund was advised that of these amounts, PDI retained $140. For the same period, $4,316 and $9,502 of distribution fees were waived by PDI for the Aggressive Growth Fund and Blue Chip Fund, respectively. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares.

    The Blue Chip Fund has a Shareholder Services Plan under which the Fund pays the Distributor for shareholder servicing expenses incurred in connection with the SRF shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Fund's average daily net assets for SRF Shares. For the six months ended August 31, 1998, The Blue Chip Fund incurred charges of $491,355, pursuant to the Plan. The Fund was advised that of this amount the affiliates of Bank of America retained $191,631. For the same period

Bank of America waived $288,725 of shareholder servicing fees for the Blue Chip Fund.

    For the six months ended August 31, 1998, PFPC earned $214,942 and $200,401 from the Aggressive Growth Fund and Blue Chip Fund, respectively, for transfer agency and dividend disbursing agency services performed.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Company. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $60,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $40,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A director will receive an additional 10% of their annual Director's retainer for each year of service between years six and nine, plus one half of the difference between 100% and the director's applicable percentage. A Director who dies or resigns after ten years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or
(ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director after February 28, 1994; however, a director in office on March 18, 1998 who either resigns in good standing or dies before completing five years of service as a director should be assigned an Applicable Percentage of 50 percent. Aggregate costs pursuant to the Retirement Plan amounted to $841 and $653 for the Aggressive Growth Fund and Blue Chip Fund, respectively, for the six months ended August 31, 1998. A director who comes into office after March 18, 1998 is ineligible to participate in the Retirement Plan.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1998, the cost of purchases and the proceeds from sales of the Aggressive Growth Fund's portfolio securities (excluding short-term investments) amounted to $485,380,465 and $492,679,494, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of common stock of the Funds are summarized below:

                                                AGGRESSIVE GROWTH FUND
                                   ------------------------------------------------
                                     SIX MONTHS ENDED
                                      AUGUST 31, 1998             YEAR ENDED
                                        (UNAUDITED)            FEBRUARY 28, 1998
                                   ---------------------    -----------------------
                                   SHARES       AMOUNT       SHARES       AMOUNT
                                   -------    ----------    --------    -----------
A SHARES (000'S)
  Issued.........................    3,451    $   77,628       7,237    $   148,823
  Reinvested.....................      760        13,694         610         12,180
  Redeemed.......................   (4,002)      (90,110)     (8,496)      (175,796)
                                   -------    ----------    --------    -----------
Net increase (decrease)..........      209    $    1,212        (649)   $   (14,793)
                                   =======    ==========    ========    ===========
B SHARES (a)
  Issued.........................   10,023    $  211,167          --             --
  Reinvested.....................      795        14,345          --             --
  Redeemed.......................      (24)       (1,206)         --             --
                                   -------    ----------    --------    -----------
Net increase.....................   10,794    $  224,306          --             --
                                   =======    ==========    ========    ===========
K SHARES
  Issued.........................   84,682    $1,885,788     136,140    $ 2,829,063
  Reinvested.....................   14,240       253,611       3,605         71,789
  Redeemed.......................  (63,251)   (1,451,835)    (21,194)      (441,284)
                                   -------    ----------    --------    -----------
Net increase.....................   35,671    $  687,564     118,551    $ 2,459,568
                                   =======    ==========    ========    ===========

                                                    BLUE CHIP FUND
                                    ----------------------------------------------
                                      SIX MONTHS ENDED
                                       AUGUST 31, 1998            YEAR ENDED
                                         (UNAUDITED)           FEBRUARY 28, 1998
                                    ---------------------    ---------------------
                                    SHARES       AMOUNT      SHARES       AMOUNT
                                    -------    ----------    -------    ----------
A SHARES (000'S)
  Issued..........................    4,418    $  139,030      4,831    $  131,727
  Reinvested......................      188         5,728        835        22,562
  Redeemed........................   (2,056)      (64,118)    (2,082)      (56,813)
                                    -------    ----------    -------    ----------
Net increase......................    2,550    $   80,640      3,584    $   97,476
                                    =======    ==========    =======    ==========
B SHARES (a)
  Issued..........................  116,175    $3,649,653         --            --
  Reinvested......................    1,526        46,324         --            --
  Redeemed........................     (861)      (26,736)        --            --
                                    -------    ----------    -------    ----------
Net increase......................  116,840    $3,669,241         --            --
                                    =======    ==========    =======    ==========
K SHARES
  Issued..........................  132,521    $4,139,053    186,266    $5,146,299
  Reinvested......................    4,469       135,106     14,517       392,327
  Redeemed........................  (86,093)   (2,771,705)   (28,532)     (785,092)
                                    -------    ----------    -------    ----------
Net increase......................   50,897    $1,502,454    172,251    $4,753,534
                                    =======    ==========    =======    ==========
SRF SHARES (000'S)
  Issued..........................      843    $   23,561     14,066    $  338,628
  Reinvested......................      287         7,755        875        21,300
  Redeemed........................   (1,031)      (28,500)      (981)      (24,519)
                                    -------    ----------    -------    ----------
Net increase......................       99    $    2,816     13,960(b) $  335,409(b)
                                    =======    ==========    =======    ==========

---------------

(a) Period from July 15, 1998 (inception date) to August 31, 1998.
(b) Period from June 23, 1997 (inception date) to February 28, 1998.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                 SIX MONTHS
                                    ENDED                                           YEAR ENDED
                                 AUGUST 31,      --------------------------------------------------------------------------------
                                    1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                                 (UNAUDITED)         1998           1997(a)            1996             1995             1994
                                 -----------     ------------     ------------     ------------     ------------     ------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD............   $ 22.64          $19.60           $23.49           $20.61           $25.70           $24.68
                                   -------          ------           ------           ------           ------           ------
Income from Investment
 Operations:
 Net investment income (loss)...     (0.11)          (0.25)           (0.25)           (0.27)           (0.22)           (0.37)
 Net realized and unrealized
   gains (losses) on investment
   transactions.................     (5.41)           4.62             2.26             8.35            (0.95)            3.02
                                   -------          ------           ------           ------           ------           ------
Total income (loss) from
 investment operations..........     (5.52)           4.37             2.01             8.08            (1.17)            2.65
                                   -------          ------           ------           ------           ------           ------
Less dividends and
 distributions:
 Dividends to shareholders from
   net realized gains on
   investment transactions......     (1.63)          (1.33)           (5.90)           (5.20)           (3.92)           (1.63)
                                   -------          ------           ------           ------           ------           ------
Net change in net asset value
 per share......................     (7.15)           3.04            (3.89)            2.88            (5.09)            1.02
                                   -------          ------           ------           ------           ------           ------
NET ASSET VALUE PER SHARE, END
 OF PERIOD......................   $ 15.49          $22.64           $19.60           $23.49           $20.61           $25.70
                                   =======          ======           ======           ======           ======           ======
Total return (excludes sales
 charge)........................    (25.42%)(d)      23.30%            9.13%           40.88%           (3.59%)          10.54%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................   $   153          $  219           $  202           $  180           $  132           $  158
 Ratio of expenses to average
   net assets...................      1.42%(c)        1.46%            1.42%            1.51%            1.46%            1.52%
 Ratio of net investment income
   (loss) to average net
   assets.......................     (1.05%)(c)      (1.18%)          (1.26%)           1.35%            1.04%            1.20%
 Ratio of expenses to average
   net assets*..................        (b)           1.52%**          1.44%**          1.64%**              (b)              (b)
 Ratio of net investment income
   to average net assets*.......        (b)          (1.25%)**             (b)              (b)              (b)              (b)
 Portfolio turnover rate........       252%             83%              99%              93%              92%              43%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1998 and 1997 and
     February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a) As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.
(b)  There were no waivers or reimbursements during the period.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                1998(a)
                                                              (UNAUDITED)
                                                              ------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............    $ 23.27
                                                                -------
Income from Investment Operations:
  Net investment (loss).....................................      (0.02)
  Net realized (losses) on investment transactions..........      (6.14)
                                                                -------
Total (loss) from investment operations.....................      (6.16)
                                                                -------
Less Dividends and Distributions:
  Dividends to shareholders from net realized gains on
    investment transactions.................................      (1.62)
                                                                -------
Net change in net asset value per share.....................      (7.78)
                                                                -------
NET ASSET VALUE PER SHARE, END OF PERIOD....................    $ 15.49
                                                                =======
Total return................................................     (27.44%)(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000).........................    $   167
  Ratio of expenses to average net assets...................       2.28% (c)
  Ratio of net investment (loss) to average net assets......      (1.75%)(c)
  Ratio of expenses to average net assets*..................         (b)
  Ratio of net investment (loss) to average net assets*.....         (b)
  Portfolio turnover rate...................................        252%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 15, 1998 (inception date) to August 31,
     1998.
(b)  There were no waivers or reimbursements during the period.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                            ENDED                        PERIOD
                                         AUGUST 31,     YEAR ENDED       ENDED
                                            1998       FEBRUARY 28,   FEBRUARY 28,
                                         (UNAUDITED)       1998         1997(a)
                                         -----------   ------------   ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD...............................    $ 22.44        $19.53         $24.20
                                           -------        ------         ------
Income from Investment Operations:
  Net investment (loss)................      (0.18)        (0.32)         (0.06)
  Net realized gains (losses) on
    investment transactions............      (5.34)         4.56           1.29
                                           -------        ------         ------
Total income (loss) from investment
  operations...........................      (5.52)         4.24           1.23
                                           -------        ------         ------
Less Dividends and Distributions:
  Dividends to shareholders from net
    realized gains on investment
    transactions.......................      (1.62)        (1.33)         (5.90)
                                           -------        ------         ------
Net change in net asset value per
  share................................      (7.14)         2.91          (4.67)
                                           -------        ------         ------
NET ASSET VALUE PER SHARE, END OF
  PERIOD...............................    $ 15.30        $22.44         $19.53
                                           =======        ======         ======
Total return...........................     (25.60%)(c)     22.70%         5.65% (c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)....    $ 2,626        $3,051         $  340
  Ratio of expenses to average net
    assets.............................       1.93%(b)      1.93%          1.95% (b)
  Ratio of net investment (loss) to
    average net assets.................      (1.54%)(b)     (1.63%)       (1.78%)(b)
  Ratio of expenses to average net
    assets*............................       2.18%(b)      2.24%**        2.22% (b)**
  Ratio of net investment (loss) to
    average net assets*................      (1.79%)(b)     (1.88%)       (2.03%)(b)
  Portfolio turnover rate..............        252%           83%            99%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1998 and 1997, the
     Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated.
     The ratio of net investment income was not affected.
(a)  Period from July 22, 1996 (inception date) to February 28,
     1997.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                            ENDED                                     YEAR ENDED
                                         AUGUST 31,    ------------------------------------------------------------------------
                                            1998       FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                         (UNAUDITED)       1998         1997(a)          1996           1995         1994(c)
                                         -----------   ------------   ------------   ------------   ------------   ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.................................   $ 29.90       $ 25.22        $ 20.53        $ 15.81         $14.97         $15.00
                                           -------       -------        -------        -------         ------         ------
Income from Investment Operations:
 Net investment income..................      0.06          0.16           0.23           0.26           0.31           0.02
 Net realized and unrealized gains
   (losses) on investment
   transactions.........................     (2.88)         7.91           5.21           4.96           0.80          (0.05)
                                           -------       -------        -------        -------         ------         ------
Total income (loss) from investment
 operations.............................     (2.82)         8.07           5.44           5.22           1.11          (0.03)
                                           -------       -------        -------        -------         ------         ------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income....................     (0.06)        (0.15)         (0.22)         (0.28)         (0.27)            --
 Dividends to shareholders from net
   realized gains on investment
   transactions.........................     (0.48)        (3.24)         (0.53)         (0.22)            --             --
                                           -------       -------        -------        -------         ------         ------
Total Dividends and Distributions.......     (0.54)        (3.39)         (0.75)         (0.50)         (0.27)            --
                                           -------       -------        -------        -------         ------         ------
Net change in net asset value per
 share..................................     (3.36)         4.68           4.69           4.72           0.84          (0.03)
                                           -------       -------        -------        -------         ------         ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD.................................   $ 26.54       $ 29.90        $ 25.22        $ 20.53         $15.81         $14.97
                                           =======       =======        =======        =======         ======         ======
Total return (excludes sales charge)....     (9.68%)(e)     33.96%        27.01%         33.39%          7.60%        (0.20%)(e)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...........................   $   324       $   288        $   153        $    67         $    6         $    1
 Ratio of expenses to average net
   assets...............................      1.11%(d)      1.18%          1.28%          0.83%          0.00%          0.00%(d)
 Ratio of net investment income to
   average net assets...................      0.43%(d)      0.63%          0.99%          1.63%          2.46%          2.92%(d)
 Ratio of expenses to average net
   assets*..............................          (b)       1.22%          1.71%          2.28%          6.32%         55.00%(d)
 Ratio of net investment income to
   average net assets*..................          (b)       0.59%          0.56%          0.18%         (3.86%)       (52.08%)(d)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b)  There were no waivers or reimbursements during the period.
(c)  Period from January 13, 1994 (inception date) to February
     28, 1994.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                1998(a)
                                                              (UNAUDITED)
                                                              ------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............    $ 33.73
                                                                -------
Income from Investment Operations:
  Net investment income.....................................         --
  Net realized (losses) on investment transactions..........      (6.68)
                                                                -------
Total (loss) from investment operations.....................      (6.68)
                                                                -------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income......         --
  Distributions to shareholders from net realized gains on
    investment transactions.................................      (0.48)
                                                                -------
Total Dividends and Distributions...........................      (0.48)
                                                                -------
Net change in net asset value per share.....................      (7.16)
                                                                -------
NET ASSET VALUE PER SHARE, END OF PERIOD....................    $ 26.57
                                                                =======
Total return................................................     (19.99%)(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)....................    $     3
  Ratio of expenses to average net assets...................       1.91% (c)
  Ratio of net investment loss to average net assets........      (0.14%)(c)
  Ratio of expenses to average net assets *.................         (b)
  Ratio of net investment loss to average net assets *......         (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 15, 1998 (inception date) to August 31,
     1998.
(b)  There were no waivers or reimbursements during the period.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED
                                           AUGUST 31,     YEAR ENDED    PERIOD ENDED
                                              1998       FEBRUARY 28,   FEBRUARY 28,
                                           (UNAUDITED)       1998         1997(a)
                                           -----------   ------------   ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................    $29.79         $25.20         $20.38
                                             ------         ------         ------
Income from Investment Operations:
  Net investment income (losses).........     (0.01)          0.04           0.07
  Net realized gains (losses) on
    investment transactions..............     (2.88)          7.83           5.35
                                             ------         ------         ------
Total income (loss) from investment
  operations.............................     (2.89)          7.87           5.42
                                             ------         ------         ------
Less: Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................        --          (0.04)         (0.07)
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................     (0.48)         (3.24)         (0.53)
                                             ------         ------         ------
Total Dividends and Distributions........     (0.48)         (3.28)         (0.60)
                                             ------         ------         ------
Net change in net asset value per
  share..................................     (3.37)          4.59           4.82
                                             ------         ------         ------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................    $26.42         $29.79         $25.20
                                             ======         ======         ======
Total return.............................     (9.91%)(c)     33.08%         26.96%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)...........................    $    8         $    7         $    1
  Ratio of expenses to average net
    assets...............................      1.61% (b)      1.67%          1.92%(b)
  Ratio of net investment income (loss)
    to average net assets................      (.08%)(b)      0.12%          0.45%(b)
  Ratio of expenses to average net
    assets*..............................      1.85% (b)      1.69%          2.12%(b)
  Ratio of net investment income (loss)
    to average net assets*...............      (.32%)(b)      0.10%          0.25%(b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 22, 1996 (inception date) to February 28,
     1997.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED          PERIOD
                                                          AUGUST 31,        ENDED
                                                             1998        FEBRUARY 28,
                                                          (UNAUDITED)      1998(a)
                                                          -----------    ------------
SRF SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..........   $  26.53        $  24.02
                                                           --------        --------
Income from Investment Operations:
  Net investment income.................................       0.08            0.14
  Net realized and unrealized gains (losses) on
    investment transactions.............................      (2.55)           3.99
                                                           --------        --------
Total income (loss) from investment operations..........      (2.47)           4.13
                                                           --------        --------
Less Dividends and Distributions:
  Dividends to shareholders from net investment income..      (0.08)          (0.12)
  Distributions to shareholders from net realized
    gains...............................................      (0.48)          (1.50)
                                                           --------        --------
Total Dividends and Distributions.......................      (0.56)          (1.62)
                                                           --------        --------
NET CHANGE IN NET ASSET VALUE PER SHARE.................      (3.03)           2.51
                                                           --------        --------
Net asset value per share, end of period................   $  23.50        $  26.53
                                                           ========        ========
Total Return............................................      (9.59%)(c)      19.30%(c)
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)..................   $    330        $    370
  Ratio of expenses to average net assets...............       0.95%(b)        0.95%(b)
  Ratio of net investment income to average net
    assets..............................................       0.58%(b)        0.81%(b)
  Ratio of expenses to average net assets*..............       1.10%(b)        1.15%(b)
  Ratio of net investment income to average net
    assets*.............................................       0.43%(b)        0.61%(b)

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from June 23, 1997 (inception date) to February 28,
     1998.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

                     [This page intentionally left blank.]

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

  [ ] International Equity Fund      [ ] Intermediate Bond Fund
  [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
  [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
  [ ] Capital Income Fund            [ ] National Municipal Bond Fund
  [ ] Asset Allocation Fund          [ ] California Municipal Bond Fund
  [ ] Flexible Income Fund
                                    Money Market Funds
  [ ] Prime Fund                     [ ] Treasury Only Fund
  [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
  [ ] Government Fund                [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Secaucus, NJ
                                 Permit No. 237

                             [Pacific Horizon Logo]

                    Provident Distributor, Inc., Distributor
GRW-0069 10/98

                     PACIFIC HORIZON GROWTH & INCOME FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1998

                              Capital Income Fund

                             Asset Allocation Fund

                               Investing For All
                             The Times Of Your Life

                                NOT FDIC INSURED

                   PACIFIC  HORIZON  GROWTH  &  INCOME  FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                             Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,           NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN              FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE          INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

          ----------------------------------

                                                                        Contents

                                      FUND FACTS                           2-3

                                      UNDERSTANDING YOUR SHAREHOLDER
                                        REPORT                             4-6

                                      ECONOMIC REVIEW FROM THE
                                        INVESTMENT ADVISER                 8-9

                                      SHAREHOLDER VOTING RESULTS         10-13

                                      PACIFIC HORIZON CAPITAL INCOME
                                        FUND
                                        Portfolio of Investments         14-18
                                        Statement of Assets
                                          and Liabilities                   19
                                        Statement of Operations             20
                                        Statements of Changes
                                          in Net Assets                     21

                                      PACIFIC HORIZON ASSET ALLOCATION
                                        FUND
                                        Portfolio of Investments         22-32
                                        Statement of Assets
                                          and Liabilities                   33
                                        Statement of Operations             34
                                        Statements of Changes
                                          in Net Assets                     35

                                      NOTES TO FINANCIAL STATEMENTS      36-44

                                      FINANCIAL HIGHLIGHTS               45-51

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others such as the money market funds, strive to maintain a stable net asset value, but offer no growth potential.

---------------------------------------------------------------------------
            FUND NAME                        INVESTMENT OBJECTIVE
---------------------------------------------------------------------------
 International Equity               Long-Term Capital Growth
 ...........................................................................
 Aggressive Growth                  Maximum Capital Appreciation
 ...........................................................................
 Blue Chip                          Long-Term Capital Appreciation
 ...........................................................................
 Capital Income                     Total Investment Return
 ...........................................................................
 Asset Allocation                   Long-Term Growth
 ...........................................................................
 Flexible Income                    High Current Income
 (formerly Corporate Bond)
 ...........................................................................
 Intermediate Bond                  Income and Capital Appreciation
 ...........................................................................
 U.S. Government Securities         High Level of Current Income
 ...........................................................................
 Short-Term Government              High Current Income with Relative
                                    Stability of Principal
 ...........................................................................
 National Municipal Bond*           High Level of Federal Tax-Free
                                    Current Income
 ...........................................................................
 California Municipal Bond*         High Level of Federal and California
 (formerly California Tax-Exempt    Tax-Free Current Income
 Bond)
 ...........................................................................
 Money Market Funds+                High Current Income Plus Principal
 - Prime                            Stability
 - Treasury
 - Government
 - Treasury Only
 ...........................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                 High Level of Federal Tax-Free Current
                                    Income Plus Principal Stability
 - California Tax-Exempt Money      High Level of Federal and California
   Market                           Tax-Free Current Income Plus Principal
                                    Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your Investment Specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

---------------------------------------------------------------------------
PORTFOLIO CONSISTS PRIMARILY OF...    APPROPRIATE FOR INVESTORS WHO SEEK
---------------------------------------------------------------------------
 Foreign Equity Securities          Diversification into foreign equity
                                    markets with associated risk.
 ...........................................................................
 Small Capitalization Stocks        Higher-than-average long-term growth
                                    potential with higher-than-average
                                    risk.
 ...........................................................................
 Blue Chip Stocks                   Long-term growth potential from
                                    investments in the stocks of
                                    well-established companies.
 ...........................................................................
 Convertible Bonds and Convertible  Combined potential for current income
 Preferred Stocks                   and capital appreciation.
 ...........................................................................
 Stocks, Bonds and Cash             Long-term growth potential and current
 Equivalents                        income from stocks and bonds.
 ...........................................................................
 Investment-Grade Corporate Debt    High monthly income potential with
                                    reasonable investment risk.
 ...........................................................................
 Investment-Grade Corporate and     Regular monthly income from a
 U.S. Government Securities         diversified portfolio of
                                    investment-grade securities.
 ...........................................................................
 GNMAs and Other U.S. Government    High monthly income potential and low
 Securities                         credit risk.
 ...........................................................................
 U.S. Government and Government     Monthly income and relative stability
 Agency Securities                  of investment.
 ...........................................................................
 Investment-Grade Municipal Debt    Monthly tax-free income.
 Securities
 ...........................................................................
 Investment-Grade California        High monthly double tax-free income.
 Municipal Securities
 ...........................................................................
 High-Quality Corporate and/or      A flexible, convenient way to manage or
 U.S. Government Short-Term         accumulate cash while waiting for other
 Obligations                        investment opportunities.
 ...........................................................................
 Short-Term Municipal Obligations   A tax-free way to manage or accumulate
                                    cash while waiting for other investment
                                    opportunities.
 ...........................................................................
 Short-Term California Municipal    A tax-free way to manage or accumulate
 Obligations                        cash while waiting for other investment
                                    opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The Financial Statements and Financial Highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

The FUND OVERVIEW AND
INTERVIEW WITH YOUR INVESTMENT
MANAGERS enables you to gain
insight into the Fund's
investments and learn more
about the Fund managers'
strategies.

[Sample Document]

                            Because a picture or chart can help clarify the text, the investment management team may have illustrated the most important features of the Fund. The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.

[Sample Picture/Graph]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                  NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

[SAMPLE TABLE]

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

[SAMPLE TABLE]

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND

                                  OPERATIONS

[SAMPLE TABLE]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE TABLE]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios, such as the total investment return for each period, the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The global financial crisis has dominated the economic news in recent months. There are renewed fears that the effect of the Asian currency crisis is spreading to other economies in the world, including North and South America. The Russian Ruble has experienced a sharp decline as debate continues regarding political and economic changes. The pace of economic reform in Japan has been alarmingly slow, with the recent interest rate reduction reflecting only the first significant action taken in this regard. Markets in Canada and Mexico continue to reflect concerns relating to commodities. Moreover, investors have become increasingly concerned about the sustainability of U.S. corporate profits, resulting in a significant decline in the U.S. equity markets. The current global economic crisis is generating greater concern, as it increasingly affects a larger number of key American trading partners.

The U.S. economy has been affected both positively and negatively by the global financial crisis. Low interest and inflation rates have stimulated domestic demand for housing, autos and other consumer goods. However, manufacturing activity is slowing, particularly in trade exports, and cutbacks have been made in production and personnel within some industries. The Gross Domestic Product ("GDP") rose at a 1.8%(1) rate in the second quarter, below the first quarter's 5.5%(1) growth rate, reflecting the deterioration in the trade balance and a slowdown in business investment in equipment and inventories. While the U.S. economy remains strong in the third quarter, it is no longer immune from the effects of the crisis. Additionally, prospects for U.S. growth and corporate profits are less secure.

Economic reports continue to indicate that inflation is under control in manufacturing and consumer-related areas. The prices paid to U.S. factories, farmers and other producers (as measured by the Producer Price Index "PPI") fell 0.4%(1) in August, the largest drop in seven months. In the first eight months of 1998, consumer prices rose at an annual rate of 1.6%(1), which is the same as the first eight months of 1997. Inflation has remained innocuous as weakening economies in Asia have depressed commodity prices and the cost of goods imported into the U.S.

In a departure from the recent past, it appears that the Federal Reserve Board (the "Fed") now has a higher level of anxiety about the outlook for the global economy and is becoming more concerned about the increasing risks of slowing economic growth rather than the dangers of rising inflation. In a recent speech, Fed Chairman Alan Greenspan hinted that the Fed might consider lowering interest rates if it becomes increasingly likely that the Asian currency crisis will spread to the U.S. economy. Although the Federal Open Market Committee ("FOMC") left the Fed Funds' target interest rate unchanged at 5.50% at the most recent FOMC meeting held in August; some analysts now expect a reduction in rates sometime soon.

The main benefactor of the global financial uncertainty has clearly been the U.S. Treasury market. U.S. Treasuries have replaced gold as the safe haven of choice, as many investors are reaping the financial rewards of owning these types of securities. On July 17, the day that the equity markets peaked, the Treasury 10-year note had a closing yield of approximately 5.5%(1). As of August 31, the yield on this note was 4.97%(1). The fixed income markets now reflect expectations of an interest rate reduction, as evidenced by the entire Treasury yield curve trading below 5.50%.

The turmoil in overseas markets, the decline in commodity prices, and the global competition from cheaper imports have also caused the credit sectors to widen appreciably against Treasuries. Credit risk is now at a heightened level, as the expectation of lower profit prospects has become more apparent to investors. Additional downward revisions to corporate earnings estimates will put further pressure on corporate spreads until the economic situation begins to improve in Asia.

The Standard & Poor's 500 stock index ("S&P 500") fell 8.0%(2) on a total return basis during the 6-month period ended August 31. While the stocks of large, name-brand companies have been battered during the month of August, smaller company stocks have been hit even harder. The S&P 500 declined 19%(2) from its high on July 17 and the Russell 2000 Index dropped 30%(3) from its high recorded in April. Year-to-date, the performance disparity has been even larger between large cap and small cap stocks. Since the beginning of the year, the S&P 500 is down 0.4%(2) and the Russell 2000 Index has dropped 22.1%(3), constituting a spread of 21.7 percentage points.

Investors are becoming increasingly concerned about the sustainability of U.S. corporate profits. Investors had been willing to pay record-high valuations for stocks because interest rates were low, inflation was under control and economies around the world were expanding. Not only are the developed Asian countries faltering, but the economic turmoil has also extended to Russia and several emerging market countries. So far, the U.S. market has been fairly well insulated from the economic problems overseas, but U.S. companies are now beginning to feel the negative impact from depressed overseas business conditions. Investor confidence in a continued economic expansion will not occur until Asia and Russia implement appropriate measures to rectify their economic and political problems.

LOOKING FORWARD

The U.S. government is still expected to post a budget surplus when the fiscal year ends on September 30. Rising incomes, low unemployment and stock market gains earlier in the year have generated abundant tax collections. Reduced government spending has also contributed to decreasing interest payments on government debt.

The outlook for the remainder of 1998 is unclear. We continue to believe that the economic impact from Asia will be moderate, with the U.S. economy slowing, but sustaining a near normal growth rate of 2.5% in the third quarter. Just as the market was overly optimistic at the beginning of the summer, we suspect that the markets' current doldrums are too extreme.

Sincerely,
/s/ Kirk Hartman
Kirk Hartman
Chief Investment Officer
Fixed Income Management
---------------

(1) Source - Bloomberg, 1998.

(2) Source - Bloomberg, 1998. The S&P 500 Index is an index that is representative of the large capitalization U.S. equity market as a whole and cannot be invested in directly.

(3) Source - Bloomberg, 1998. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole and cannot be invested in directly.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Results (Unaudited) of Annual Meeting of Shareholders
Convened on June 19, 1998
Reconvened on June 26, 1998 and July 1, 1998
Reconvened and Adjourned on July 20, 1998
--------------------------------------------------------------------------------

    The Annual Meeting of Shareholders of Pacific Horizon Funds, Inc. (the "Company") was convened on June 19, 1998, reconvened on June 26, 1998 and July 1, 1998, and reconvened and adjourned on July 20, 1998. The Funds of the Company are: Aggressive Growth Fund, Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund (formerly California Tax-Exempt Bond Fund), California Tax-Exempt Money Market Fund, Capital Income Fund, Flexible Income Fund (formerly Corporate Bond Fund), Government Fund, Intermediate Bond Fund, International Equity Fund, National Municipal Bond Fund, Prime Fund, Short-Term Government Fund, Tax-Exempt Money Fund, Treasury Fund, Treasury Only Fund, and U.S. Government Securities Fund. The Annual Meeting was held in order to vote on the following purposes:

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   1.      To elect Messrs. Edward S. Bottum, William P. Carmichael,
           Thomas M. Collins, Douglas B. Fletcher, Robert E. Greeley,
           and Cornelius J. Pings, Directors of the Company;
   2.      With respect to each Fund except the Blue Chip and
           Intermediate Bond Funds, to approve or disapprove a new
           Investment Advisory Agreement between the Company and Bank of America NT&SA;
   3.      With respect to the International Equity Fund, to approve or disapprove a new Sub-Advisory Agreement between Bank of
           America NT&SA and Wellington Management Company, LLP;
   4.      To approve or disapprove an amendment to the Company's
           Charter;
   5.      To approve or disapprove changes to the following
           fundamental investment limitations of each Fund of the
           Company:
           A) limitation on underwriting of securities;
           B) limitation on real estate transactions;
           C) limitation on commodity transactions;
           D) limitation on industry concentration;
           E) limitation on lending;
           F) limitation on borrowing and issuance of senior
           securities; and
           G) limitation on issuer concentration
   6.      To approve or disapprove certain changes to the following
           fundamental investment policies and limitations, including a change to make all of such policies and limitations
           non-fundamental:
           A) with respect to each Fund, the limitation on short sales and purchasing securities on margin;

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
           b) with respect to the National Municipal Bond, Aggressive
           Growth, California Municipal Bond, Prime, Treasury and
           California Tax-Exempt Money Market Funds, the limitation on purchasing securities of companies for the purpose of
           exercising control;
           c) with respect to each Fund except the Government and
           Treasury Only Funds, the limitation on purchasing securities of other investment companies;
           d) with respect to each Fund except the Aggressive Growth,
           Short-Term Government, Prime, Treasury, Government and
           Treasury Only Funds, the limitation on put, call, straddle and spread transactions;
           e) with respect to each Fund except the National Municipal
           Bond, International Equity, Flexible Income, Short-Term
           Government and California Tax-Exempt Money Market Funds, the
           limitation on illiquid securities;
           f) with respect to the Intermediate Bond, Blue Chip and
           Asset Allocation Funds, the limitation on transactions in
           certain securities by Board members;
           g) with respect to the U.S. Government Securities, Capital
           Income, California Municipal Bond and California Tax-Exempt
           Money Market Funds, the limitation on unseasoned issuers;
           h) with respect to the Aggressive Growth Fund, the policy on investment in equity securities;
           i) with respect to the U.S. Government Securities Fund, the policy with respect to investment in certificates of the
           Government National Mortgage Association;
           j) with respect to the Capital Income Fund, the policy with respect to investment in convertible securities;
           k) with respect to the California Municipal Bond Fund, the policy with respect to investment in California municipal
           securities;
           l) with respect to the Tax-Exempt Money Fund, the policy
           with respect to investment in municipal securities; and
           m) with respect to the California Tax-Exempt Money Market
           Fund, the policy with respect to investment in California
           municipal securities;
   7.      To approve or disapprove a change in the fundamental
           investment objective to a non-fundamental investment
           objective of the following Funds: National Municipal Bond,
           International Equity, Flexible Income, Intermediate Bond,
           Blue Chip, Asset Allocation, Aggressive Growth, U.S.
           Government Securities, Capital Income, California Municipal
           Bond, Short-Term Government, Prime, Treasury, Tax-Exempt
           Money and California Tax-Exempt Money Market Funds;
   8.      To approve or disapprove a new fundamental investment
           limitation of the Prime Fund with regard to its industry
           concentration;
   9.      To ratify or reject the selection of PricewaterhouseCoopers
           LLP as the Company's independent accountants for the fiscal year ending February 28, 1999; and
  10.      The transaction of such other business as may properly come before the meeting or any adjournment.

    At the adjournment of the annual meeting on July 20, 1998, the voting results for each proposal were as follows:

    The voting results for each proposal are shown below:

PACIFIC HORIZON FUNDS, INC. -- ALL FUNDS

                             TOTAL SHARES           TOTAL                                                ABSTAIN/
                              OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                           -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 1                 16,453,350,969.00   8,803,335,110.00
 EDWARD S. BOTTUM                                                 8,469,012,940.00        None        334,322,170.00
 WILLIAM P. CARMICHAEL                                            8,468,803,120.00        None        334,531,990.00
 THOMAS M. COLLINS                                                8,472,897,540.00        None        330,437,570.00
 DOUGLAS B. FLETCHER                                              8,473,089,329.00        None        330,245,781.00
 ROBERT E. GREELEY                                                8,475,491,285.00        None        327,843,225.00
 CORNELIUS J. PINGS                                               8,473,521,034.00        None        329,806,076.00
PROPOSAL 4                 16,453,350,969.00   8,803,335,110.00   7,332,890,744.00   502,659,743.00   373,195,844.00
PROPOSAL 9                 16,453,350,969.00   8,803,335,091.00   8,429,896,332.00    85,027,748.00   288,411,011.00

                               BROKER       PASS/
                              NON VOTE      FAIL
                           --------------   -----
PROPOSAL 1                                  PASS
 EDWARD S. BOTTUM               None
 WILLIAM P. CARMICHAEL          None
 THOMAS M. COLLINS              None
 DOUGLAS B. FLETCHER            None
 ROBERT E. GREELEY              None
 CORNELIUS J. PINGS             None
PROPOSAL 4                 594,588,779.00   FAIL
PROPOSAL 9                      None        PASS

PACIFIC HORIZON ASSET ALLOCATION FUND

                         TOTAL SHARES        TOTAL                                      ABSTAIN/        BROKER      PASS/
                          OUTSTANDING    SHARES VOTED         FOR         AGAINST       WITHHELD       NON VOTE     FAIL
                         -------------   -------------   -------------   ----------   ------------   ------------   -----
PROPOSAL 2               14,289,019.00    7,469,655.00    6,522,860.00   223,405.00     723,390.00       None       PASS
PROPOSAL 5a              14,289,019.00    7,469,656.00    6,020,133.00   370,484.00     757,505.00     321,534.00   PASS
PROPOSAL 5b              14,289,019.00    7,469,656.00    6,063,152.00   319,045.00     765,925.00     321,534.00   PASS
PROPOSAL 5c              14,289,019.00    7,469,656.00    6,011,592.00   359,454.00     777,077.00     321,533.00   PASS
PROPOSAL 5d              14,289,019.00    7,469,656.00    6,008,308.00   362,204.00     777,609.00     321,535.00   PASS
PROPOSAL 5e              14,289,019.00    7,469,656.00    6,066,074.00   302,389.00     779,658.00     321,535.00   PASS
PROPOSAL 5f              14,289,019.00    7,469,656.00    5,994,891.00   326,223.00     827,007.00     321,535.00   PASS
PROPOSAL 5g              14,289,019.00    7,469,656.00    5,999,745.00   281,846.00     866,531.00     321,534.00   PASS
PROPOSAL 6a              14,289,019.00    7,469,656.00    5,990,746.00   365,804.00     791,572.00     321,534.00   PASS
PROPOSAL 6c              14,289,019.00    7,469,656.00    5,982,380.00   374,032.00     791,710.00     321,534.00   PASS
PROPOSAL 6d              14,289,019.00    7,469,656.00    5,917,651.00   401,065.00     829,407.00     321,533.00   PASS
PROPOSAL 6e              14,289,019.00    7,469,656.00    5,961,715.00   339,685.00     846,722.00     321,534.00   PASS
PROPOSAL 6f              14,289,019.00    7,469,656.00    6,015,608.00   346,534.00     785,980.00     321,534.00   PASS
PROPOSAL 7               14,289,019.00    7,469,656.00    5,802,321.00   463,916.00     881,885.00     321,534.00   PASS

PACIFIC HORIZON CAPITAL INCOME FUND

                         TOTAL SHARES        TOTAL                                      ABSTAIN/        BROKER      PASS/
                          OUTSTANDING    SHARES VOTED         FOR         AGAINST       WITHHELD       NON VOTE     FAIL
                         -------------   -------------   -------------   ----------   ------------   ------------   -----
PROPOSAL 2               23,049,520.00   11,623,676.00   10,595,199.00   227,121.00     801,356.00       None       PASS
PROPOSAL 5a              23,049,520.00   11,623,677.00    9,209,494.00   349,247.00     997,295.00   1,067,641.00   PASS
PROPOSAL 5b              23,049,520.00   11,623,677.00    9,156,958.00   377,815.00   1,021,264.00   1,067,640.00   PASS
PROPOSAL 5c              23,049,520.00   11,623,677.00    9,090,834.00   460,476.00   1,004,727.00   1,067,640.00   PASS
PROPOSAL 5d              23,049,520.00   11,623,677.00    9,122,368.00   454,332.00     979,336.00   1,067,641.00   PASS
PROPOSAL 5e              23,049,520.00   11,623,677.00    9,186,868.00   394,177.00     974,992.00   1,067,640.00   PASS
PROPOSAL 5f              23,049,520.00   11,623,677.00    9,139,135.00   395,062.00   1,021,840.00   1,067,640.00   PASS
PROPOSAL 5g              23,049,520.00   11,623,677.00    9,100,446.00   366,161.00   1,089,430.00   1,067,640.00   PASS
PROPOSAL 6a              23,049,520.00   11,623,677.00    9,131,347.00   438,248.00     986,442.00   1,067,640.00   PASS
PROPOSAL 6c              23,049,520.00   11,623,677.00    9,151,705.00   475,005.00     929,327.00   1,067,640.00   PASS
PROPOSAL 6d              23,049,520.00   11,623,677.00    9,101,902.00   393,511.00   1,060,624.00   1,067,640.00   PASS
PROPOSAL 6e              23,049,520.00   11,623,677.00    9,106,135.00   472,921.00     976,981.00   1,067,640.00   PASS
PROPOSAL 6g              23,049,520.00   11,623,677.00    9,208,180.00   362,952.00     984,905.00   1,067,640.00   PASS
PROPOSAL 6j              23,049,520.00   11,623,677.00    9,229,870.00   314,638.00   1,011,529.00   1,067,640.00   PASS
PROPOSAL 7               23,049,520.00   11,623,677.00    8,980,361.00   664,351.00   1,011,325.00   1,067,640.00   PASS

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           VALUE
                        DESCRIPTION                           SHARES      (NOTE 2)
                        -----------                           -------   ------------
COMMON STOCKS -- 15.5%
CONSUMER CYCLICALS -- 2.8%
  Media One Group, Inc......................................   86,500   $  4,800,750
  Nordstrom, Inc............................................  166,600      4,987,587
                                                                        ------------
                                                                           9,788,337
                                                                        ------------
CONSUMER STAPLES -- 2.2%
  McDonald's Corp...........................................   85,000      4,765,312
  Proctor & Gamble Co.......................................   40,000      3,060,000
                                                                        ------------
                                                                           7,825,312
                                                                        ------------
ENERGY -- 1.0%
  Amoco Corp................................................   80,000      3,625,000
                                                                        ------------
FINANCIAL-BANK & TRUST -- 3.1%
  BankBoston Corp...........................................   60,000      2,141,250
  Fleet Financial Group, Inc................................   60,000      3,933,750
  PNC Bank Corp.............................................   55,000      2,365,000
  Sovereign Bancorp, Inc....................................  200,000      2,437,500
                                                                        ------------
                                                                          10,877,500
                                                                        ------------
HEALTH CARE -- 3.1%
  American Home Products Corp...............................   90,000      4,511,250
  Lilly, (Eli) & Co.........................................   54,000      3,537,000
  Pfizer, Inc...............................................   31,000      2,883,000
                                                                        ------------
                                                                          10,931,250
                                                                        ------------
MACHINERY -- 0.5%
  McDermott International, Inc..............................   85,104      1,707,399
                                                                        ------------
TECHNOLOGY -- 2.8%
  Intel Corp................................................   54,800      3,901,075
  Micron Technology, Inc.*..................................  120,000      2,730,000
  Xilinx, Inc...............................................  100,000      3,050,000
                                                                        ------------
                                                                           9,681,075
                                                                        ------------
Total Common Stocks (Cost $58,342,450)......................              54,435,873
                                                                        ------------
CONVERTIBLE PREFERRED STOCKS -- 35.5%
BASICS -- 1.7%
  Freeport -- McMoran, Inc..................................  112,400      1,629,800
  International Paper Co....................................   93,000      4,254,750
                                                                        ------------
                                                                           5,884,550
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                        DESCRIPTION                           SHARES      (NOTE 2)
                        -----------                           -------   ------------
CONVERTIBLE PREFERRED STOCKS -- (CONTINUED)
CAPITAL GOODS -- 1.5%
  Elsag Bailey Corp.........................................  110,000   $  4,482,500
  McDermott Inc., Series A..................................   20,000        630,000
                                                                        ------------
                                                                           5,112,500
                                                                        ------------
CONSUMER CYCLICALS -- 8.6%
  Fleetwood Capital Trust 144A..............................   89,600      4,312,000
  Houston Industries, Inc...................................   75,000      5,362,500
  Media One Group, Inc......................................   60,000      5,100,000
  Owens Corning Capital 144A................................   85,000      4,388,125
  Owens  --  Illinois, Inc..................................   95,350      3,778,244
  Readers Digest Association................................  200,000      3,925,000
  Sealed Air Corp., Series A................................   77,200      3,174,850
                                                                        ------------
                                                                          30,040,719
                                                                        ------------
CONSUMER STAPLES -- 2.5%
  Newell Financial Trust I..................................   81,300      4,664,587
  Ralston-Ralston Purina Co.................................   81,000      4,293,000
                                                                        ------------
                                                                           8,957,587
                                                                        ------------
ENERGY -- 3.6%
  El Paso Energy Capital Trust I............................   94,000      3,995,000
  MCN Energy Group, Inc.....................................  142,500      2,573,906
  Occidental Petroleum Corp.................................   40,000      2,000,000
  Unocal Corp...............................................   85,000      4,239,375
                                                                        ------------
                                                                          12,808,281
                                                                        ------------
FINANCIAL -- 8.5%
  Amerus Life Holdings, Inc.................................  120,000      3,285,000
  CNB Capital Trust I.......................................  168,300      4,291,650
  Conseco Finance Trust IV, Series F........................   71,600      2,689,475
  Frontier Insurance Group, Inc.............................   19,000        871,625
  Frontier Insurance Group, Inc., 144A......................   50,000      2,293,750
  Golden State Bancorp, Series A............................   45,500      2,320,500
  Life Re Capital Trust II..................................   50,300      3,709,625
  Philadelphia Consolidated Holding Corp.*..................  391,000      3,274,625
  Protective Life Corp......................................   73,300      4,049,825
  St. Paul Capital Corp.....................................   50,000      2,950,000
                                                                        ------------
                                                                          29,736,075
                                                                        ------------
TECHNOLOGY -- 1.4%
  Microsoft Corp., Series A.................................   50,000      4,800,000
                                                                        ------------
TELECOMMUNICATIONS -- 1.5%
  TCI Communications, Inc...................................   75,000      5,325,000
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                        DESCRIPTION                           SHARES      (NOTE 2)
                        -----------                           -------   ------------
CONVERTIBLE PREFERRED STOCKS -- (CONTINUED)
TRANSPORTATION -- 1.4%
  Union Pacific Capital Trust...............................   18,000   $    803,250
  Union Pacific Capital Trust 144A..........................   90,000      4,016,250
                                                                        ------------
                                                                           4,819,500
                                                                        ------------
UTILITIES -- 4.8%
  Calenergy Capital Trust II 144A...........................   70,000      2,896,250
  Citizens Utilities Trust..................................   85,000      3,516,875
  Sprint Corp...............................................   91,000      5,363,312
  Texas Utilities Co........................................   96,500      5,072,281
                                                                        ------------
                                                                          16,848,718
                                                                        ------------
Total Convertible Preferred Stock (Cost $132,163,955).......             124,332,930
                                                                        ------------

                                                MATURITY    PRINCIPAL
                                        RATE      DATE       AMOUNT
                                        -----   --------   -----------
CONVERTIBLE BONDS -- 46.7%
BASICS -- 1.2%
  Agnico Eagle Mines, Ltd.............  3.500%  01/27/04   $ 7,350,000      4,336,500
                                                                         ------------
CAPITAL GOODS -- 7.0%
  EMCOR Group, Inc....................  5.750%  04/01/05     1,375,000      1,139,531
  Kellstrom Industries................  5.500%  06/15/03     4,300,000      4,058,125
  Mark IV Industries..................  4.750%  11/01/04     2,135,000      1,814,750
  Mark IV Industries, Inc. 144A.......  4.750%  11/01/04     3,000,000      2,550,000
  Thermo Electron Corp. 144A..........  4.250%  01/01/03     4,920,000      4,280,400
  U.S. Filter Corp....................  4.500%  12/15/01     3,500,000      3,154,375
  Waste Management, Inc...............  4.000%  02/01/02     2,500,000      2,912,500
  WMX Technologies, Inc...............  2.000%  01/24/05     4,500,000      4,410,000
                                                                         ------------
                                                                           24,319,681
                                                                         ------------
CONSUMER CYCLICALS -- 14.0%
  Clear Channel Communications, Inc...  2.625%  04/01/03     4,840,000      4,906,550
  Family Golf Centers, Inc. 144A......  5.750%  10/15/04     1,990,000      1,888,012
  Hilton Hotels Corp..................  5.000%  05/15/06     4,580,000      4,225,050
  Home Depot, Inc.....................  3.250%  10/01/01     2,800,000      4,774,000
  Magna International, Inc. 144A......  4.875%  02/15/05     4,100,000      4,202,500
  Omnicom Group, Inc. 144A............  2.250%  01/06/13     4,400,000      5,390,000
  Pep Boys, Inc.......................  4.600%+ 09/20/11     8,800,000      4,862,000
  Protection One Alarm Monitoring.....  6.750%  09/15/03     4,215,000      4,952,625
  Rite Aid Corp. 144A.................  5.250%  09/15/02     4,350,000      5,263,500
  Times Mirror Co.....................  4.350%+ 04/15/17    10,525,000      4,762,563
  Tower Automotive, Inc. 144A.........  5.000%  08/01/04     4,000,000      3,965,000
                                                                         ------------
                                                                           49,191,800
                                                                         ------------

---------------
See Notes to Financial Statements.

                                                MATURITY    PRINCIPAL       VALUE
             DESCRIPTION                RATE      DATE       AMOUNT        (NOTE 2)
             -----------                -----   --------   -----------   ------------
CONVERTIBLE BONDS -- (CONTINUED)
ENERGY -- 1.9%
  Loews Corp..........................  3.125%  09/15/07   $ 3,000,000   $  2,310,000
  Parker Drilling Corp................  5.500%  08/01/04     2,065,000      1,450,663
  Seacor Holdings, Inc................  5.375%  11/15/06     1,300,000      1,173,250
  Seacor Holdings, Inc. 144A..........  5.375%  11/15/06     1,700,000      1,534,250
                                                                         ------------
                                                                            6,468,163
                                                                         ------------
FINANCIAL SERVICES -- 3.5%
  Bank Atlantic Bancorp, Inc..........  5.625%  12/01/07     4,300,000      3,945,250
  Berkshire Hathaway, Inc.............  1.000%  12/02/01     2,125,000      3,089,219
  Penn Treaty American Corp...........  6.250%  12/01/03     3,780,000      4,096,575
  Penn Treaty American Corp...........  6.250%  12/01/03       890,000        964,538
                                                                         ------------
                                                                           12,095,582
                                                                         ------------
HEALTH CARE -- 4.8%
  Alza Corp...........................  5.000%  05/01/06     4,400,000      5,038,000
  Healthsouth Corp....................  3.250%  04/01/03     4,900,000      4,477,375
  Roche Holdings, Inc. Notes..........  4.730%+ 04/20/10     5,000,000      2,903,125
  Roche Holdings, Inc. Notes 144A.....  5.240%+ 05/06/12     9,000,000      4,432,500
                                                                         ------------
                                                                           16,851,000
                                                                         ------------
HEALTH CARE SERVICES -- 4.9%
  American Retirement Corp............  5.750%  10/01/02     4,200,000      3,701,250
  ARV Assisted Living.................  6.750%  04/01/06     4,765,000      3,466,538
  Carematrix Corp. 144A...............  6.250%  08/15/04     3,000,000      2,598,750
  NCS Healthcare, Inc. 144A...........  5.750%  08/15/04     3,310,000      2,821,775
  Omnicare, Inc. 144A.................  5.000%  12/01/07     4,300,000      4,568,750
                                                                         ------------
                                                                           17,157,063
                                                                         ------------
TECHNOLOGY -- 5.5%
  Atmel Corp. 144A, 3.25% due 6/1/02;
    8.25%, beginning 6/1/00++.........  3.250%  06/01/02     5,660,000      3,940,775
  Itron, Inc..........................  6.750%  03/31/04       900,000        703,125
  Itron, Inc. 144A....................  6.750%  03/31/04     2,250,000      1,757,813
  Motorola, Inc. LYON.................  2.260%+ 09/27/13     3,350,000      2,386,875
  Photronics, Inc.....................  6.000%  06/01/04     4,550,000      4,129,125
  Solectron Corp. 144A................  6.000%  03/01/06     2,000,000      2,735,000
  Xilinx, Inc.........................  5.250%  11/01/02     4,000,000      3,635,000
                                                                         ------------
                                                                           19,287,713
                                                                         ------------

---------------
See Notes to Financial Statements.

                                                MATURITY    PRINCIPAL       VALUE
             DESCRIPTION                RATE      DATE       AMOUNT        (NOTE 2)
             -----------                -----   --------   -----------   ------------
CONVERTIBLE BONDS -- (CONTINUED)
UTILITIES -- 3.9%
  Bell Atlantic Financial Services
    144A..............................  5.750%  04/01/03   $ 4,500,000   $  4,511,250
  Bell Atlantic Financial Services
    144A..............................  4.250%  09/15/05     5,000,000      4,912,500
  U.S. Cellular, Corp.................  6.140%+ 06/15/15    12,000,000      4,350,000
                                                                         ------------
                                                                           13,773,750
                                                                         ------------
Total Convertible Bonds (Cost
  $167,864,867).......................                                    163,481,252
                                                                         ------------
TOTAL INVESTMENTS -- 97.7%
    (COST $358,371,272)...............                                    342,250,055
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 2.3%.................                                      8,121,154
                                                                         ------------
NET ASSETS -- 100.0%..................                                   $350,371,209
                                                                         ============

---------------

Percentages indicated are based on net assets of $350,371,209.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation.............................  $ 18,597,064
Unrealized depreciation.............................   (34,718,281)
                                                      ------------
Net unrealized depreciation.........................  $(16,121,217)
                                                      ============

144A  --   Security was purchased pursuant to Rule 144A under the
           Securities Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amount to 22.6% of net assets.
+          Effective Yield.
++         Step-up Bond.
LYON  --   Liquid Yield Option Note: Callable, zero coupon securities priced at a deep discount from par. They include a "put"
           feature that enables holders to redeem the specific date, at a specific price. Put prices reflect fixed interest rate
           increase over time.
*          Non-income producing securities.

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investments in securities, at value (cost $358,371,272)....  $342,250,055
 Interest and dividends receivable..........................     2,278,628
 Receivable for capital shares sold.........................       310,800
 Receivable for investment securities sold..................     8,131,404
                                                              ------------
Total Assets................................................   352,970,887
                                                              ------------
LIABILITIES:
 Payable to Bank............................................        89,264
 Payable for capital shares redeemed........................     2,030,728
 Payable for investment securities purchased................        89,000
 Investment advisory fees payable...........................       152,515
 Administration fees payable................................        67,980
 Shareholder service fees payable...........................        82,120
 Distribution fees payable..................................         2,140
 Other accrued expenses.....................................        46,941
 Other liabilities..........................................        38,990
                                                              ------------
Total Liabilities...........................................     2,599,678
                                                              ------------
NET ASSETS..................................................  $350,371,209
                                                              ============
Net Assets:
 A Shares...................................................  $345,693,562
 B Shares...................................................     1,684,031
 K Shares...................................................     2,993,616
                                                              ------------
Total.......................................................  $350,371,209
                                                              ============
Shares Outstanding ($0.001 par value, 200 million shares
 authorized):
 A Shares...................................................    22,823,491
 B Shares...................................................       111,188
 K Shares...................................................       197,890
                                                              ------------
Total.......................................................    23,132,569
                                                              ============
NET ASSET VALUE:
 A Shares -- Net asset value and redemption price per
   share....................................................  $      15.15
                                                              ============
 Maximum Sales Charge (A Shares)............................         5.50%
 Maximum Offering Price per share (A Shares)
   (Net Asset Value of A Shares/(100% -- Maximum Sales
     Charge))...............................................  $      16.03
                                                              ============
 B Shares -- Net asset value, offering and redemption price
   per share................................................  $      15.15
                                                              ============
 K Shares -- Net asset value, offering and redemption price
   per share................................................  $      15.13
                                                              ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................  $     23,133
 Additional paid-in capital.................................   359,083,826
 Accumulated undistributed net investment income............     1,860,985
 Accumulated net realized gains on investment
   transactions.............................................     5,524,482
 Net unrealized depreciation on investments.................   (16,121,217)
                                                              ------------
NET ASSETS, AUGUST 31, 1998.................................  $350,371,209
                                                              ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income...........................................  $  4,135,500
  Interest income...........................................     4,336,526
                                                              ------------
    Total Income............................................     8,472,026
                                                              ------------
EXPENSES:
  Investment advisory fees..................................       927,796
  Administration fees.......................................       412,356
  Shareholder service fees (A Shares).......................       511,340
  Shareholder service fees (B Shares).......................           301(a)
  Shareholder service fees (K Shares).......................         3,798
  Distribution fees (B Shares)..............................           905(a)
  Distribution fees (K Shares)..............................        11,394
  Custodian and fund accounting fees........................        18,771
  Transfer Agent fees.......................................       290,570
  Legal fees................................................         6,828
  Other expenses............................................        83,707
                                                              ------------
    Total Expenses..........................................     2,267,766
  Less: Fee waivers.........................................        (3,798)
                                                              ------------
Total Net Expenses..........................................     2,263,968
                                                              ------------
NET INVESTMENT INCOME.......................................     6,208,058
                                                              ------------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gain on investment transactions..............     5,683,325
  Net change in unrealized depreciation on investments......   (51,172,181)
                                                              ------------
  Net realized/unrealized losses on investments.............   (45,488,856)
                                                              ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $(39,280,798)
                                                              ============

---------------
(a) Period from July 15, 1998 (inception date) to August 31, 1998.

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                            ENDED
                                                          AUGUST 31,     YEAR ENDED
                                                             1998       FEBRUARY 28,
                                                         (UNAUDITED)        1998
                                                         ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................................  $  6,208,058   $ 12,184,863
  Net realized gains on investment transactions........     5,683,325     40,172,797
  Net change in unrealized appreciation/(depreciation)
    on investments.....................................   (51,172,181)    15,462,278
                                                         ------------   ------------
Change in net assets resulting from operations.........   (39,280,798)    67,819,938
                                                         ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares...........................................    (6,400,443)   (11,941,341)
    K Shares...........................................       (42,685)       (44,897)
  Net realized gains from investment transactions:
    A Shares...........................................    (4,002,223)   (58,050,678)
    B Shares (a).......................................       (18,272)            --
    K Shares...........................................       (34,031)      (294,934)
                                                         ------------   ------------
Change in net assets from shareholder distributions....   (10,497,654)   (70,331,850)
                                                         ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..........................    58,796,482     95,805,004
  Dividends reinvested.................................     9,625,042     65,580,717
  Cost of shares redeemed..............................   (61,942,883)   (75,563,249)
                                                         ------------   ------------
Change in net assets from capital share transactions...     6,478,641     85,822,472
                                                         ------------   ------------
Change in net assets...................................   (43,299,811)    83,310,560
NET ASSETS:
  Beginning of Period..................................   393,671,020    310,360,460
                                                         ------------   ------------
  End of Period (including undistributed net investment
    income of $1,860,985, and $2,096,055,
    respectively.).....................................  $350,371,209   $393,671,020
                                                         ============   ============

---------------

(a) Period from July 15, 1998 (inception date) to August 31, 1998.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                          VALUE
                        DESCRIPTION                           SHARES     (NOTE 2)
                        -----------                           ------   ------------
COMMON STOCK -- 50.8%
AEROSPACE -- 0.5%
  United Technologies Corp..................................  18,600   $  1,349,662
                                                                       ------------
AIRLINES -- 0.3%
  AMR Corp.**...............................................  10,000        545,000
  UAL Corp.**...............................................  3,900         235,219
                                                                       ------------
                                                                            780,219
                                                                       ------------
APPAREL/TEXTILE -- 0.1%
  Tommy Hilfiger Corp. **...................................  8,000         374,000
                                                                       ------------
AUTOMOTIVE -- 1.1%
  Chrysler Corp.............................................  16,400        731,850
  Dana Corp.................................................  10,800        423,225
  Ford Motor Co.............................................  34,000      1,496,000
                                                                       ------------
                                                                          2,651,075
                                                                       ------------
BANKS/SAVINGS & LOANS -- 4.5%
  BankBoston Corp...........................................  21,000        749,437
  Chase Manhattan Corp......................................  36,500      1,934,500
  Citicorp..................................................  15,700      1,697,562
  First Chicago NBD Corp....................................  17,000      1,077,375
  First Union Corp..........................................  32,600      1,581,100
  Fleet Financial Group, Inc................................  27,200      1,783,300
  Mellon Bank Corp..........................................  19,000        988,000
  National City Corp........................................  15,400        904,750
  PNC Bank Corp.............................................  12,800        550,400
  State Street Corp.........................................  5,300         275,931
                                                                       ------------
                                                                         11,542,355
                                                                       ------------
BEVERAGES -- 1.6%
  Anheuser-Busch Cos., Inc..................................  10,900        502,762
  Coca-Cola Co..............................................  35,500      2,311,937
  PepsiCo, Inc..............................................  48,700      1,348,381
                                                                       ------------
                                                                          4,163,080
                                                                       ------------
BUILDING RELATED/APPLIANCE -- 0.3%
  Masco Corp................................................  28,800        662,400
                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                          VALUE
                        DESCRIPTION                           SHARES     (NOTE 2)
                        -----------                           ------   ------------
COMMON STOCK  --  (CONTINUED)
CHEMICALS -- 1.1%
  Dow Chemical Co...........................................  12,700   $    990,600
  Du Pont (E. I.) De Nemours & Co...........................  11,000        634,562
  PPG Industries, Inc.......................................   8,200        416,662
  Praxair, Inc..............................................  14,900        534,537
  Solutia, Inc..............................................  12,600        282,713
                                                                       ------------
                                                                          2,859,074
                                                                       ------------
COMMUNICATIONS -- 2.1%
  Cisco Systems, Inc.**.....................................  35,800      2,931,125
  Lucent Technologies, Inc..................................  35,800      2,537,325
                                                                       ------------
                                                                          5,468,450
                                                                       ------------
COMPUTER HARDWARE -- 2.8%
  Compaq Computer Corp......................................   9,300        259,819
  Dell Computer Corp.**.....................................  25,400      2,540,000
  Eastman Kodak Co..........................................   8,400        656,250
  EMC Corp.**...............................................  35,000      1,581,562
  Sun Microsystems, Inc.**..................................  19,300        764,762
  Xerox Corp................................................  14,600      1,282,062
                                                                       ------------
                                                                          7,084,455
                                                                       ------------
COMPUTER SERVICES & SOFTWARE -- 2.3%
  HBO & Co..................................................  41,400        879,750
  Microsoft Corp.**.........................................  50,800      4,873,625
                                                                       ------------
                                                                          5,753,375
                                                                       ------------
COSMETICS & TOILETRIES -- 1.8%
  Avon Products, Inc........................................  22,100      1,389,537
  Clorox Co.................................................   4,400        424,325
  Newell Co.................................................  10,600        506,150
  Procter & Gamble Co.......................................  16,600      1,269,900
  Unilever NV, New York.....................................  14,600        925,275
                                                                       ------------
                                                                          4,515,187
                                                                       ------------
ELECTRIC -- 1.4%
  Edison International......................................  58,500      1,663,594
  FPL Group, Inc............................................  27,300      1,817,156
                                                                       ------------
                                                                          3,480,750
                                                                       ------------
ELECTRICAL EQUIPMENT -- 1.8%
  General Electric Co.......................................  57,800      4,624,000
                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                          VALUE
                        DESCRIPTION                           SHARES     (NOTE 2)
                        -----------                           ------   ------------
COMMON STOCK  --  (CONTINUED)
ENERGY RELATED -- 0.3%
  Baker Hughes, Inc.........................................  20,250   $    369,563
  Halliburton Co............................................  10,400        276,250
                                                                       ------------
                                                                            645,813
                                                                       ------------
ENTERTAINMENT -- 1.4%
  Brunswick Corp............................................  15,000        224,062
  Carnival Corp.............................................  21,100        609,262
  Time Warner, Inc..........................................  14,500      1,165,438
  Viacom, Inc., Class B**...................................  19,200        952,800
  Walt Disney Co............................................  22,800        625,575
                                                                       ------------
                                                                          3,577,137
                                                                       ------------
FINANCIAL SERVICES -- 1.7%
  American Express Co.......................................  16,200      1,263,600
  Morgan Stanley Dean Witter Discover & Co..................  19,600      1,138,025
  Providian Financial Corp..................................  31,700      2,034,744
                                                                       ------------
                                                                          4,436,369
                                                                       ------------
FOOD & RELATED -- 1.2%
  Campbell Soup Co..........................................  22,400      1,128,400
  Pioneer Hi-Bred International, Inc........................  10,300        347,625
  Quaker Oats Co............................................  20,700      1,099,687
  Sara Lee Corp.............................................  9,600         434,400
                                                                       ------------
                                                                          3,010,112
                                                                       ------------
HOSPITAL MANAGEMENT -- 0.1%
  United Healthcare Corp....................................  4,100         148,112
                                                                       ------------
HOSPITAL SUPPLY -- 1.6%
  Abbott Laboratories.......................................  44,900      1,728,650
  Biomet, Inc...............................................  24,800        666,500
  Guidant Corp..............................................  11,200        691,600
  Johnson & Johnson Co......................................  13,100        903,900
                                                                       ------------
                                                                          3,990,650
                                                                       ------------
INDUSTRIAL SERVICES -- 0.0%
  ACNielsen Corp.**.........................................      1              20
                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                          VALUE
                        DESCRIPTION                           SHARES     (NOTE 2)
                        -----------                           ------   ------------
COMMON STOCK  --  (CONTINUED)
INSURANCE -- 2.0%
  Allstate Corp.............................................  38,600   $  1,447,500
  American General Corp.....................................  16,500      1,060,125
  Conseco, Inc..............................................  32,400        895,050
  Equitable Cos., Inc.......................................  5,000         285,938
  SunAmerica, Inc...........................................  23,400      1,449,338
                                                                       ------------
                                                                          5,137,951
                                                                       ------------
MACHINERY -- 0.4%
  Deere & Co................................................  13,600        447,950
  Ingersoll-Rand Co.........................................  15,300        608,175
                                                                       ------------
                                                                          1,056,125
                                                                       ------------
METALS & MINING -- 0.3%
  Aluminum Company of America...............................  1,600          95,800
  USX-U.S. Steel Group, Inc.................................  31,300        655,344
                                                                       ------------
                                                                            751,144
                                                                       ------------
MULTI-INDUSTRY -- 1.6%
  AlliedSignal, Inc.........................................  19,400        665,662
  Honeywell, Inc............................................  16,000      1,000,000
  Tyco International Ltd....................................  41,600      2,308,800
                                                                       ------------
                                                                          3,974,462
                                                                       ------------
OIL (DOMESTIC) -- 0.6%
  Phillips Petroleum Co.....................................  13,000        530,563
  Sun Co., Inc..............................................  12,400        409,975
  USX  --  Marathon Group...................................  23,800        618,800
                                                                       ------------
                                                                          1,559,338
                                                                       ------------
OIL (INTERNATIONAL) -- 2.9%
  Amoco Corp................................................  12,700        575,469
  Chevron Corp..............................................  9,600         711,000
  Exxon Corp................................................  54,600      3,572,888
  Mobil Corp................................................  26,200      1,811,075
  Texaco, Inc...............................................  14,100        783,431
                                                                       ------------
                                                                          7,453,863
                                                                       ------------
PAPER & FOREST PRODUCTS -- 0.4%
  Owens-Illinois, Inc.......................................  19,400        605,038
  Temple Inland, Inc........................................  8,700         389,869
                                                                       ------------
                                                                            994,907
                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                          VALUE
                        DESCRIPTION                           SHARES     (NOTE 2)
                        -----------                           ------   ------------
COMMON STOCK  --  (CONTINUED)
PHARMACEUTICALS -- 4.5%
  Bristol-Meyers Squibb Co..................................  30,700   $  3,004,763
  Merck & Co., Inc..........................................   8,500        985,469
  Pfizer, Inc...............................................  30,000      2,790,000
  Schering-Plough Corp......................................  16,400      1,410,400
  Warner-Lambert Co.........................................  48,000      3,132,000
                                                                       ------------
                                                                         11,322,632
                                                                       ------------
PRINTING & PUBLISHING -- 0.6%
  McGraw-Hill Cos., Inc.....................................   8,700        663,375
  Meredith Corp.............................................   7,300        245,006
  New York Times Co., Class A...............................  18,200        527,800
                                                                       ------------
                                                                          1,436,181
                                                                       ------------
RESTAURANTS/LODGING -- 0.4%
  Marriott International, Inc., Class A.....................  14,300        401,294
  McDonald's Corp...........................................  11,000        616,688
                                                                       ------------
                                                                          1,017,982
                                                                       ------------
RETAIL -- 2.5%
  Gap, Inc..................................................  22,000      1,123,375
  Home Depot, Inc...........................................  41,200      1,586,200
  TJX Cos., Inc.............................................  51,600      1,151,325
  Wal-Mart Stores, Inc......................................  43,600      2,561,500
                                                                       ------------
                                                                          6,422,400
                                                                       ------------
RETAIL FOOD/DRUG -- 0.6%
  Albertson's, Inc..........................................  11,700        591,581
  Safeway, Inc.**...........................................  23,200        913,500
                                                                       ------------
                                                                          1,505,081
                                                                       ------------
SEMICONDUCTORS/INSTRUMENTATION -- 0.9%
  Harris Corp...............................................  19,000        605,625
  Intel Corp................................................  13,400        953,913
  Maxim Integrated Products, Inc. **........................  23,800        654,500
                                                                       ------------
                                                                          2,214,038
                                                                       ------------
TOBACCO -- 0.8%
  Philip Morris Cos., Inc...................................  49,700      2,065,656
                                                                       ------------
TRANSPORTATION -- 0.2%
  Burlington Northern Santa Fe Corp.........................  5,700         530,456
                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                          VALUE
                        DESCRIPTION                           SHARES     (NOTE 2)
                        -----------                           ------   ------------
COMMON STOCK  --  (CONTINUED)
UTILITIES-GAS & PIPELINE -- 0.3%
  Coastal Corp..............................................  31,400   $    816,400
                                                                       ------------
UTILITIES-TELEPHONE -- 3.8%
  AT&T Corp.................................................  32,600      1,634,075
  BellSouth Corp............................................  35,300      2,420,256
  GTE Corp..................................................  27,100      1,355,000
  MCI Communications Corp...................................  49,300      2,465,000
  Sprint Corp...............................................  8,100         543,206
  U.S. West, Inc............................................  23,900      1,242,800
                                                                       ------------
                                                                          9,660,337
                                                                       ------------
Total Common Stock (Cost $116,374,717)......................            129,035,248
                                                                       ------------
CONVERTIBLE PREFERRED STOCK -- 0.1%
  Sealed Air Corp.
  (Cost $245,177)...........................................  4,845         199,251
                                                                       ------------

                             RATINGS
                           S&P/MOODY'S            MATURITY    PRINCIPAL
                           (UNAUDITED)    RATE      DATE       AMOUNT
                           -----------   ------   --------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.8%
  AESOP Funding II,
    Series 1997-1, Class
    A1...................    NR/Aaa       6.220%  10/20/01   $ 1,000,000     1,010,000
  Asset Securitization
    Corp., Series 1997-
    D5, Class A1C........   AAA/Aaa       6.750%  02/14/41     1,750,000     1,833,965
  Chevy Chase Auto
    Receivables Trust,
    Series 1998-2, Class
    A....................   AAA/Aaa       5.910%  12/15/04     1,247,053     1,253,288
  Circuit City Credit
    Card Master Trust,
    Series 1995-1, Class
    A....................   AAA/Aaa       6.375%  08/15/05     1,300,000     1,321,724
  Commercial Mortgage
    Acceptance Corp.,
    Series 1998-C1, Class
    A2...................   AAA/Aaa       6.490%  05/15/08     1,715,000     1,761,734

---------------
See Notes to Financial Statements.

                             RATINGS
                           S&P/MOODY'S            MATURITY    PRINCIPAL       VALUE
                           (UNAUDITED)    RATE      DATE       AMOUNT       (NOTE 2)
                           -----------   ------   --------   -----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
  Credit Suisse First
    Boston Mortgage
    Securities Corp.,
    Series 1998-C1, Class
    A1B..................   AAA/Aaa       6.480%  05/17/08   $ 1,800,000   $ 1,850,076
  Criimi Mae CMBS Corp.,
    Series 1998-1, Class
    A1+..................   AAA/Aaa       5.697%  10/20/01     1,976,931     1,964,338
  Donaldson, Lufkin,
    Jenrette, Commercial
    Mortgage Corp.,
    Series 1998-CG1,
    Class A1B............    AAA/NR       6.410%  05/10/08     1,900,000     1,942,560
  Fingerhut Master Trust,
    Series 1998-1, Class
    A....................   AAA/Aaa       6.070%  02/15/05     1,300,000     1,320,917
  First Union-Lehman
    Brothers-Bank of
    America Trust, Series
    1998-C2, Class A2....   AAA/Aaa       6.560%  11/18/08     2,000,000     2,063,520
  General Growth
    Properties, Series 1,
    Class A2, 144A+......    NR/Aaa       6.602%  11/15/07     1,600,000     1,644,501
  GMAC Commercial
    Mortgage Securities,
    Inc., Series 1997-C2,
    Class A3.............   AAA/Aaa       6.566%  11/15/07     2,075,000     2,143,703
  Lehman Brothers
    Commercial Conduit
    Mortgage Trust,
    Series 1998-C1, Class
    A3...................    NR/Aaa       6.480%  01/18/08     2,350,000     2,410,959
  Mortgage Capital
    Funding, Inc., Series
    1998-MC1, Class A2...    AAA/NR       6.663%  01/18/08     2,750,000     2,857,965

---------------
See Notes to Financial Statements.

                             RATINGS
                           S&P/MOODY'S            MATURITY    PRINCIPAL       VALUE
                           (UNAUDITED)    RATE      DATE       AMOUNT       (NOTE 2)
                           -----------   ------   --------   -----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
  Mortgage Capital
    Funding, Inc., Series
    1998-MC2, Class A2...    NR/Aaa       6.423%  05/18/08   $ 1,850,000   $ 1,890,552
  Nomura Asset Securities
    Corp., Series
    1998-D6, Class A1B...   AAA/Aaa       6.590%  03/17/28     2,050,000     2,124,415
  The Money Store Home
    Equity Trust, Series
    1996-B, Class A6.....   AAA/Aaa       7.380%  03/15/17     3,500,000     3,587,500
  UAF Auto Grantor Trust,
    Series 1998-A, Class
    A+...................   AAA/Aaa       6.100%  05/17/04     1,021,901     1,033,397
  Vendee Mortgage Trust,
    Series 1998-1, Class
    2, Interest Only
    Obligation...........    NR/NR        0.455%  09/15/27    53,505,678     1,070,114
                                                                           -----------
Total Collateralized Mortgage Obligations (Cost $34,684,242)............    35,085,228
                                                                           -----------

CORPORATE OBLIGATIONS -- 16.2%
CORPORATE BONDS -- 14.1%
  AON Corp...............    AA-/A3       7.400%  10/01/02   $ 1,000,000     1,062,500
  BHP Finance USA Ltd....     A/A3        6.420%  03/01/26     1,600,000     1,564,000
  Capital One Bank.......  BBB-/Baa3      7.000%  04/30/01     1,400,000     1,429,750
  Case Credit Corp.......   A-/Baa1       6.125%  02/15/03     1,400,000     1,417,500
  Coastal Corp...........  BBB-/Baa3      8.125%  09/15/02     1,605,000     1,737,413
  Consumers Energy Co.
    144A+................  BBB+/Baa3      6.200%  05/01/03     1,300,000     1,317,875
  Cox Radio, Inc. 144A+..   A-/Baa2       6.250%  05/15/03     1,200,000     1,215,000
  Federated Department
    Stores...............  BBB-/Baa2      8.125%  10/15/02     1,000,000     1,076,250
  Finova Capital Corp....   A-/Baa1       6.625%  09/15/01     2,200,000     2,257,750
  General Motors
    Acceptance Corp......     A/A2        6.875%  07/15/01     2,000,000     2,070,000
  GTE Corp...............    A/Baa1       9.100%  06/01/03     1,200,000     1,357,500

---------------
See Notes to Financial Statements.

                            RATINGS
                          S&P/MOODY'S            MATURITY    PRINCIPAL       VALUE
                          (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
                          -----------   ------   --------   -----------   ------------
CORPORATE OBLIGATIONS -- (CONTINUED)
CORPORATE BONDS -- (CONTINUED)
  Hanson Overseas B.V...    A-/A3        7.375%  01/15/03   $ 1,350,000   $  1,425,938
  James River Corp......  BBB-/Baa2      8.375%  11/15/01     1,250,000      1,345,313
  KN Energy, Inc........  BBB-/Baa2      6.450%  03/01/03     1,000,000        997,500
  Nabisco, Inc..........   BBB/Baa2      6.125%  02/01/03     1,500,000      1,490,625
  News America Holdings,
    Inc.................  BBB-/Baa3      8.625%  02/01/03     1,250,000      1,365,625
  Praxair, Inc..........   BBB+/A3       6.750%  03/01/03     1,500,000      1,543,125
  Salomon Smith Barney
    Holdings, Inc.......    A/Aa3        6.250%  05/15/03     1,300,000      1,324,375
  Sears Roebuck
    Acceptance Corp.....    A-/A2        6.000%  03/20/03     1,200,000      1,209,000
  Service Corp.
    International.......  BBB+/Baa1      6.300%  03/15/03     1,100,000      1,116,500
  TCI Communications,
    Inc.................  BBB-/Baa3      6.375%  05/01/03     1,300,000      1,324,375
  Time Warner Inc.,
    Pass-Through,
    144A+...............  BBB-/Baa3      6.100%  12/30/01     1,250,000      1,251,563
  U.S. West Capital
    Funding, Inc........    A-/A3        6.125%  07/15/02     1,200,000      1,218,000
  USG Corp..............   BBB/Baa2      9.250%  09/15/01     1,100,000      1,179,750
  Williams Cos., Inc....  BBB-/Baa2      6.125%  02/01/01     1,000,000      1,010,000
  Worldcom, Inc.........  BBB+/Baa2      6.400%  08/15/05     1,400,000      1,405,250
                                                                          ------------
                                                                            35,712,477
                                                                          ------------
MEDIUM TERM NOTES -- 2.1%
  Banco Latinoamericano,
    144A+...............   BBB/Baa1      6.590%  10/16/01     1,400,000      1,372,000
  MCN Investment
    Corp................   BBB/Baa3      6.890%  01/16/02     1,500,000      1,545,000
  Paine Webber Group,
    Inc.................  BBB+/Baa1      7.015%  02/10/04     1,250,000      1,306,250
  PSE&G Capital
    Corp.+..............   BBB/Baa2      6.740%  10/23/01     1,100,000      1,127,500
                                                                          ------------
                                                                             5,350,750
                                                                          ------------
Total Corporate Obligations (Cost $40,499,442).........................     41,063,227
                                                                          ------------

---------------
See Notes to Financial Statements.

                                                 MATURITY    PRINCIPAL       VALUE
                                         RATE      DATE       AMOUNT        (NOTE 2)
                                        ------   --------   -----------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.6%
  FHLMC Pool #533301.................   10.500%  04/01/19   $    18,583   $     20,384
  FHLMC Pool #E60891.................    6.500%  07/01/10     2,414,581      2,446,272
  FHLMC Pool #G10304.................    6.500%  04/01/09       644,086        652,539
  FNCI Pool #400028..................    6.500%  02/01/13     2,829,855      2,865,229
  FNCL Pool #313349..................   10.000%  09/01/18       873,557        946,171
  FNCL Pool #313644..................    7.000%  08/01/27     4,622,403      4,706,184
  FNCL Pool #325602..................    6.500%  10/01/10       346,681        351,014
  FNCX Pool #323191..................    6.500%  06/01/05     1,170,959      1,183,035
  FNMA Pool #1997-M5 Class C.........    6.740%  08/25/07     2,000,000      2,153,540
  FNMA Pool #345858..................    6.248%  08/01/36     1,166,823      1,194,535
  FNMA Pool #405210..................    7.000%  05/01/28     3,607,462      3,672,847
  FNMA Pool #437420..................    7.000%  08/01/28     3,675,003      3,741,612
  GNMA Pool #146301..................   10.000%  02/15/16        56,642         61,863
  GNMA Pool #436800..................    8.000%  07/15/27     3,547,242      3,680,263
  GNMA Pool #448913..................    8.000%  06/15/28     2,612,446      2,710,413
  GNMA Pool #448958..................    8.000%  09/15/27     2,954,530      3,065,325
  GNMA Pool #449104..................    8.000%  06/15/28       970,243      1,006,627
  GNMA Pool #467788..................    8.000%  04/15/28       161,093        167,134
  GNMA Pool #469406..................    8.000%  03/15/28       469,297        486,896
  GNSF Pool #231236..................    9.000%  01/15/20       204,615        218,555
  GNSF Pool #258039..................    9.000%  01/15/20       167,870        179,306
  GNSF Pool #276635..................    9.000%  10/15/19       196,956        210,374
  GNSF Pool #278853..................    9.000%  11/15/19       299,727        320,146
  GNSF Pool #780330..................    9.000%  12/15/19       858,224        926,882
                                                                          ------------
Total U.S. Government Agency Obligations (Cost $36,664,704)............     36,967,146
                                                                          ------------
U.S. GOVERNMENT OBLIGATIONS -- 3.8%
  U.S. Treasury Strips...............    5.564%* 05/15/09     4,000,000      2,289,801
  U.S. Treasury Strips...............    5.862%* 08/15/18     6,500,000      2,180,280
  U.S. Treasury Strips...............    5.888%* 08/15/22    18,900,000      5,092,849
                                                                          ------------
Total U.S. Government Obligations (Cost $8,982,564)....................      9,562,930
                                                                          ------------

                                                             SHARES
                                                            ---------
TEMPORARY INVESTMENTS -- 0.3%
  Temporary Investment Cash Fund..........................    409,620        409,620
  Temporary Investment Fund...............................    409,619        409,619
                                                                        ------------
Total Temporary Investments (Cost $819,239)...............                   819,239
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                             VALUE
                                                                            (NOTE 2)
                                                                          ------------
TOTAL INVESTMENTS -- 99.6% (COST $238,270,085)(A)......................   $252,732,269
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%..........................        993,632
                                                                          ------------
NET ASSETS -- 100.0%...................................................   $253,725,901
                                                                          ============

---------------

Percentages indicated are based on net assets of $253,725,901.
(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............................  $26,591,591
Unrealized depreciation..............................  (12,129,407)
                                                       -----------
Net unrealized appreciation..........................  $14,462,184
                                                       ===========

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 2.7% of net assets.

FGLMC -- Federal Home Loan Mortgage Corporation -- Gold.

FHLMC -- Federal Home Loan Mortgage Corporation.

FNCI -- Federal National Mortgage Association -- 15 Year Fixed.

FNCL -- Federal National Mortgage Association -- 30 Year Fixed.

FNCX -- Federal National Mortgage Association -- 30/7 Year Balloon.

GNMA -- Government National Mortgage Association.

GNSF -- Government National Mortgage Association -- 30 Year Fixed.

NR -- Not Rated.

* Effective Yield.

** Non-income producing security.

+ Private Placement Security.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $238,270,085).....  $252,732,269
 Interest and dividends receivable..........................     1,561,677
 Receivable for capital shares sold.........................       195,075
 Receivable for investment securities sold..................     1,350,009
 Prepaid expenses...........................................        20,733
                                                              ------------
Total Assets................................................   255,859,763
                                                              ------------
LIABILITIES:
 Dividend payable...........................................        12,456
 Payable for capital shares redeemed........................     1,137,558
 Payable for investment securities purchased................       667,761
 Investment advisory fees payable...........................       122,489
 Administration fees payable................................        64,080
 Shareholder service fees payable...........................        58,089
 Audit Fees Payable.........................................        36,298
 Distribution fees payable..................................         1,192
 Other accrued expenses.....................................        33,939
                                                              ------------
Total Liabilities...........................................     2,133,862
                                                              ------------
NET ASSETS..................................................  $253,725,901
                                                              ============
Net Assets:
 A Shares...................................................  $ 66,281,258
 B Shares...................................................       683,506
 K Shares...................................................     1,262,693
 SRF Shares.................................................   185,498,444
                                                              ------------
Total.......................................................  $253,725,901
                                                              ============
Shares Outstanding ($0.001 par value, 400 million shares
 authorized):
 A Shares...................................................     3,238,041
 B Shares...................................................        33,393
 K Shares...................................................        61,809
 SRF Shares.................................................    11,750,298
                                                              ------------
Total.......................................................    15,083,541
                                                              ============
NET ASSET VALUE:
 A Shares  --  Net asset value and redemption price per
   share....................................................  $      20.47
                                                              ============
 Maximum Sales Charge (A Shares)............................         5.50%
   Maximum Offering Price per share (A Shares) (Net Asset
     Value of A Shares / (100% -- Maximum Sales Charge))....  $      21.66
                                                              ============
 B Shares -- Net asset value, offering and redemption price
   per share................................................  $      20.47
                                                              ============
 K Shares -- Net asset value, offering and redemption price
   per share................................................  $      20.43
                                                              ============
 SRF Shares -- Net asset value, offering and redemption
   price per share..........................................  $      15.79
                                                              ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par.............................  $     15,084
 Additional paid-in capital.................................   220,818,797
 Accumulated undistributed net investment income............     1,197,610
 Accumulated net realized gains on investment
   transactions.............................................    17,232,226
 Net unrealized appreciation on investments.................    14,462,184
                                                              ------------
NET ASSETS, AUGUST 31, 1998.................................  $253,725,901
                                                              ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income...........................................  $   985,198
  Interest income...........................................    3,833,675
                                                              -----------
Total Income................................................    4,818,873
                                                              -----------
EXPENSES:
  Advisory fees.............................................      541,174
  Administration fees.......................................      202,940
  Administrative and Shareholder service fees (K Shares)....        1,803
  Shareholder service fees (A Shares).......................       82,603
  Shareholder service fees (B Shares).......................          109(a)
  Shareholder service fees (SRF Shares).....................      253,716
  Distribution fees (B Shares)..............................          326(a)
  Distribution fees (K Shares)..............................        5,376
  Accounting fees...........................................       36,296
  Custodian fees............................................       22,739
  Transfer Agent fees.......................................       32,011
  Registration fees.........................................        8,135
  Reports to shareholders...................................       21,401
  Audit fees................................................       10,855
  Legal fees................................................        4,420
  Directors' fees...........................................        2,418
  Other expenses............................................       15,695
                                                              -----------
    Total Expenses..........................................    1,242,017
Less: Fee waivers and expense reimbursements................       (1,796)
                                                              -----------
Total Net Expenses..........................................    1,240,221
                                                              -----------
NET INVESTMENT INCOME.......................................    3,578,652
                                                              -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains on investment transactions.............   17,243,692
  Net change in unrealized appreciation on investments......  (26,582,705)
                                                              -----------
Net realized/unrealized losses on investments...............   (9,339,013)
                                                              -----------
Decrease in Net Assets Resulting from Operations............  $(5,760,361)
                                                              ===========

---------------

(a) Period from July 15, 1998 (inception date) to August 31, 1998.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                         ENDED
                                                       AUGUST 31,     YEAR ENDED
                                                          1998       FEBRUARY 28,
                                                      (UNAUDITED)        1998
                                                      ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.............................  $ 3,578,652    $  4,657,471
  Net realized gain on investment transactions......   17,243,692      16,121,025
  Net change in unrealized appreciation
    (depreciation) on investments...................  (26,582,705)     10,917,084
                                                      ------------   ------------
Change in net assets resulting from operations......   (5,760,361)     31,695,580
                                                      ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares........................................     (646,610)       (948,423)
    K Shares........................................      (12,208)        (16,758)
    SRF Shares......................................   (2,673,715)     (2,815,255)(a)
  Net realized gains from investment transactions A
    Shares..........................................     (973,060)     (3,507,686)
    B Shares (b)....................................       (8,758)             --
    K Shares........................................      (18,237)        (82,265)
    SRF Shares......................................   (3,504,650)     (9,820,897)(a)
                                                      ------------   ------------
Change in net assets from shareholder
  distributions.....................................   (7,837,238)    (17,191,284)
                                                      ------------   ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares issued.......................   35,533,799     208,437,645
  Dividends reinvested..............................    7,765,506      16,979,819
  Cost of shares redeemed...........................  (23,774,333)    (27,709,016)
                                                      ------------   ------------
Change in net assets from capital share
  transactions......................................   19,524,972     197,708,448
                                                      ------------   ------------
Change in net assets................................    5,927,373     212,212,744
NET ASSETS
  Beginning of Period...............................  247,798,528      35,585,784
                                                      ------------   ------------
  End of Period (including undistributed net
    investment income of $1,197,610 and $951,491,
    respectively.)..................................  $253,725,901   $247,798,528
                                                      ============   ============

---------------

(a) Period from June 23, 1997 (inception date) to February 28, 1998.

(b) Period from July 15, 1998 (inception date) to August 31, 1998.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Company operated as a series company comprised of seventeen Funds. The accompanying financial statements and notes are those of the Pacific Horizon Capital Income Fund (the "Capital Income Fund") and Pacific Horizon Asset Allocation Fund (the "Asset Allocation Fund"), collectively the "Funds" individually the "Fund".

    The Funds each offer A Shares, K Shares and effective July 15, 1998, began offering B Shares. Additionally, the Asset Allocation Fund offers SRF Shares. A Shares and SRF Shares have a Shareholder Services Plan, B Shares have a Distribution and Services Plan, and K Shares have a Distribution Plan and Administrative and Shareholder Services Plan. B Shares of the Funds held for 9 years will automatically convert into A Shares of the Fund.

The investment objectives of the Funds are as follows:

    The Capital Income Fund -- Seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk.

    The Asset Allocation Fund -- Seeks to obtain long term growth from capital appreciation, dividend and interest income. The Asset Allocation Fund seeks to achieve its objective by actively allocating investments among the three major asset categories, bonds, equity securities and cash equivalents. Prior to June 23, 1997, the Asset Allocation Fund sought to achieve its investment objective by investing substantially all of its assets in the Asset Allocation Portfolio of Master Investment Trust Series I, which had the same investment objective as that of the Asset Allocation Fund. Effective June 23, 1997, the Asset Allocation Fund withdrew its investment in the Asset Allocation Portfolio and began investing its assets directly in securities.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Funds' investment adviser. On September 15, 1997, Bank of America assumed the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    On October 1, 1998, BankAmerica Corp., the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica continues to serve the Funds on substantially identical terms as described in Note 3.

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, but not limited to, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Asset Allocation Fund. The Asset Allocation Fund bears all fees and expenses charged by PFPC for these services

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Capital Income Fund. The Capital Income Fund bears all fees and expenses charged by BONY for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI"), serves as principal underwriter and distributor of shares of the Funds. PFPC serves as the Fund's transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those of estimates.

PORTFOLIO VALUATIONS:

    The Funds value portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of the valuation. Bid price is used when no ask price is available. The Funds may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Asset Allocation Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared and paid as a dividend, quarterly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1998, the following reclassifications have been made to increase (decrease) such accounts primarily due to paydown adjustments for tax purposes:

                                                       ACCUMULATED     ACCUMULATED
                                                      UNDISTRIBUTED    NET REALIZED
                                                           NET         GAIN/(LOSS)
                                                        INVESTMENT          ON
                                                          INCOME       INVESTMENTS
                                                      --------------   ------------
Asset Allocation Fund...............................     $(62,991)       $62,991

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement and an Administration Agreement with Bank of America. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Funds, which is accrued daily and payable monthly, at an annual rate of 0.45% and 0.40% of the Capital Income Fund and the Asset Allocation Fund, respectively, of average daily net assets. Pursuant to the terms of the Administration Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20% and 0.15%, of the average daily net assets of the Capital Income and Asset Allocation Fund, respectively.

    For the six months ended August 31, 1998, PDI advised the Funds that it retained $21,599 and $4,357 from commissions earned on sales of the Capital Income Fund's and Asset Allocation Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $133,285 and $38,799 from commissions earned on sales of shares of the Capital Income Fund and Asset Allocation Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund paid PDI for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1998, the Capital Income Fund and Asset Allocation Fund incurred charges of $511,340 and $82,603, respectively, pursuant to the Plan. The Funds were advised that of these amounts, PDI retained $13,470 and $807 from the Capital Income Fund and Asset Allocation Fund, respectively, and affiliates of Bank of America retained $425,125 and $63,615, respectively. The Plan provides that if, in any month, the fees paid to PDI are less than the costs incurred by PDI, the excess costs will be included in future computations of the fee, provided that any excess cost will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred.

    The Funds have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 act, under which the B Shares of the Capital Income Fund and the Asset Allocation Fund pay Bank of America for costs incurred in connection with distribution of the B Shares and for shareholder servicing fees to Service Organizations. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Fund's B Shares. For the period ended August 31, 1998, the Capital Income Fund and the Asset Allocation Fund incurred charges of $1,206 and $435, pursuant to the Plan. The Funds were advised that of these amounts, affiliates of Bank of America retained $1,068 and $388 from the Capital Income Fund and the Asset Allocation Fund, respectively.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds pay PDI for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by PDI and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares. For the six months ended August 31, 1998, the Capital Income Fund and Asset Allocation Fund incurred charges of $15,192 and $7,179, respectively, pursuant to Distribution and Administrative Plans. The Funds were advised that of these amounts PDI retained $138 and affiliates of Bank of America retained $359 from the Capital Income Fund. For the same period, shareholder services fees of $3,798 and $1,796 were waived by the Capital Income Fund and Asset Allocation Fund, respectively.

    The Asset Allocation Fund has a Shareholder Services Plan under which the Fund paid PDI for shareholder servicing expenses incurred in connection with the SRF shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Fund's average daily net assets for SRF shares. For the six months ended August 31, 1998, Asset Allocation Fund incurred charges of $253,716, pursuant to the Plan. The Asset Allocation Fund was advised that of this amount the affiliates of Bank of America retained $253,716.

    For the six months ended August 31, 1998, PFPC earned $290,570 and $32,011 from the Capital Income Fund and Asset Allocation Fund, respectively, for transfer agency and dividend disbursing agency services performed.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Company. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $60,000, plus $1,000 for each day the director participates in all or part of a Board or

Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $40,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A director will receive an additional 10% of their annual Director's retainer for each year of service between years six and nine, plus one half of the difference between 100% and the director's applicable percentage. A Director who dies or resigns after ten years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or
(ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director after February 28, 1994; however a director in office on March 18, 1998 who either resigns in good standing or dies before completing five years of service as a director shall be assigned an Applicable Percentage of 50 percent. Aggregate costs pursuant to the Retirement Plan amounted to $824 and $127 for the Capital Income Fund and Asset Allocation Fund, respectively, for the six months ended August 31, 1998. A director who comes into office after March 18, 1998 is ineligible to participate in the Retirement Plan.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1998, the cost of purchases and the proceeds from sales of Capital Income Fund's securities (excluding short-term investments) amounted to $164,848,728 and $166,787,585, respectively. The cost of purchases and the proceeds from sales of Asset Allocation Fund's securities (excluding short-term investments) amounted to $230,647,777 and $211,310,041, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of common stock of the Funds are summarized below:

                                              CAPITAL INCOME FUND
                               -------------------------------------------------
                                 SIX MONTHS ENDED
                                  AUGUST 31, 1998               YEAR ENDED
                                    (UNAUDITED)             FEBRUARY 28, 1998
                               ---------------------      ----------------------
                               SHARES       AMOUNT        SHARES        AMOUNT
                               -------    ----------      -------     ----------
A SHARES (000'S)
  Issued.....................    3,130    $   55,104       5,211      $   94,279
  Reinvested.................      560         9,530       3,816          65,240
  Redeemed...................   (3,508)      (60,923)     (4,209)        (75,226)
                               -------    ----------      -------     ----------
Net increase.................      182    $    3,711       4,818      $   84,293
                               =======    ==========      =======     ==========
B SHARES (a)
  Issued.....................  115,867    $1,967,244          --              --
  Reinvested.................    1,105        17,993          --              --
  Redeemed...................   (5,784)      (96,278)         --              --
                               -------    ----------      -------     ----------
Net increase.................  111,188    $1,888,959          --              --
                               =======    ==========      =======     ==========
K SHARES
  Issued.....................   99,198    $1,725,517      84,437      $1,526,087
  Reinvested.................    4,534        76,738      20,132         340,801
  Redeemed...................  (52,512)     (923,200)     (18,691)      (337,379)
                               -------    ----------      -------     ----------
Net Increase.................   51,220    $  879,055      85,878      $1,529,509
                               =======    ==========      =======     ==========

                                             ASSET ALLOCATION FUND
                               -------------------------------------------------
                                 SIX MONTHS ENDED
                                  AUGUST 31, 1998               YEAR ENDED
                                    (UNAUDITED)             FEBRUARY 28, 1998
                               ---------------------      ----------------------
                               SHARES       AMOUNT        SHARES        AMOUNT
                               -------    ----------      -------     ----------
A SHARES (000'S)
  Issued.....................    1,245    $   27,476         734      $   14,942
  Reinvested.................       70         1,553         211           4,243
  Redeemed...................     (377)       (8,364)       (441)         (8,989)
                               -------    ----------      -------     ----------
Net increase.................      938    $   20,665         504      $   10,196
                               =======    ==========      =======     ==========
B SHARES(a)
  Issued.....................   33,433    $  747,017          --              --
  Reinvested.................      391         8,581          --              --
  Redeemed...................     (431)       (9,801)         --              --
                               -------    ----------      -------     ----------
Net Increase.................   33,393    $  745,797          --              --
                               =======    ==========      =======     ==========

                                             ASSET ALLOCATION FUND
                               -------------------------------------------------
                                 SIX MONTHS ENDED
                                  AUGUST 31, 1998               YEAR ENDED
                                    (UNAUDITED)             FEBRUARY 28, 1998
                               ---------------------      ----------------------
                               SHARES       AMOUNT        SHARES        AMOUNT
                               -------    ----------      -------     ----------
K SHARES
  Issued.....................   21,265    $  470,675      58,580      $1,194,200
  Reinvested.................    1,383        30,467       4,918          99,023
  Redeemed...................  (38,853)     (871,024)     (24,034)      (485,133)
                               -------    ----------      -------     ----------
Net increase.................  (16,205)   $ (369,882)     39,464      $  808,090
                               =======    ==========      =======     ==========
SRF SHARES (000'S)
  Issued.....................      397    $    6,840      12,164      $  192,302
  Reinvested.................      362         6,174         797          12,637
  Redeemed...................     (850)      (14,529)     (1,120)        (18,235)
                               -------    ----------      -------     ----------
Net Increase.................      (91)   $   (1,515)     11,841(b)   $  186,704(b)
                               =======    ==========      =======     ==========

---------------

(a)  Period from July 15, 1998 (inception date) to August 31,
     1998.
(b)  Period from June 23, 1997 (inception date) to February 28,
     1998.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                 SIX MONTHS
                                    ENDED                                           YEAR ENDED
                                 AUGUST 31,      --------------------------------------------------------------------------------
                                    1998         FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,
                                 (UNAUDITED)         1998           1997(a)            1996             1995             1994
                                 -----------     ------------     ------------     ------------     ------------     ------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD............  $  17.28          $17.35           $16.42           $13.65           $15.42           $13.32
                                  --------          ------           ------           ------           ------           ------
Income from Investment Operations:
 Net investment income..........      0.27            0.58             0.57             0.62             0.57             0.50
 Net realized and unrealized
   gains (losses) on investment
   transactions.................     (1.94)           2.89             2.34             2.84            (1.43)            2.36
                                  --------          ------           ------           ------           ------           ------
 Total income (loss) from
   investment operations........     (1.67)           3.47             2.91             3.46            (0.86)            2.86
                                  --------          ------           ------           ------           ------           ------
Less Dividends and Distributions:
 Dividends to shareholders from
   net investment income........     (0.28)          (0.59)           (0.57)           (0.69)           (0.54)           (0.48)
 Dividends to shareholders from
   net realized gains on
   investment transactions......     (0.18)          (2.95)           (1.41)              --            (0.37)           (0.28)
                                  --------          ------           ------           ------           ------           ------
 Total Dividends and
   Distributions................     (0.46)          (3.54)           (1.98)           (0.69)           (0.91)           (0.76)
                                  --------          ------           ------           ------           ------           ------
 Net change in net asset value
   per share....................     (2.13)          (0.07)            0.93             2.77            (1.77)            2.10
                                  --------          ------           ------           ------           ------           ------
 NET ASSET VALUE PER SHARE, END
   OF PERIOD....................  $  15.15          $17.28           $17.35           $16.42           $13.65           $15.42
                                  ========          ======           ======           ======           ======           ======
Total return (excludes sales
 charge)........................    (10.04%)(d)       21.54%          18.53%           25.96%           (5.61%)             21.85%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................  $    346          $  391           $  309           $  247           $  198           $  191
 Ratio of expenses to average
   net assets...................      1.09%(c)        1.10%            1.18%            1.23%            0.97%            0.46%
 Ratio of net investment income
   to average net assets........      3.01%(c)        3.35%            3.40%            4.05%            4.48%            4.19%
 Ratio of expenses to average
   net assets*..................        (b)           1.12%**          1.19%**          1.26%**          1.14%            1.20%
 Ratio of net investment income
   to average net assets*.......        (b)           3.33%              (b)              (b)            4.31%            3.45%
 Portfolio turnover rate........        42%             69%             124%              57%              94%             103%

---------------

  * During the period, certain fees were During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1998 and 1997 and
     February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a) As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.
(b)  There were no waivers or reimbursements during the period.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                1998(a)
                                                              (UNAUDITED)
                                                              ------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............    $ 17.67
                                                                -------
Income from Investment Operations:
  Net investment income.....................................       0.03
  Net realized gains on investment transactions.............      (2.37)
                                                                -------
Total income from investment operations.....................      (2.34)
                                                                -------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income......         --
  Distributions to shareholders from net realized gains on
    investment transactions.................................      (0.18)
                                                                -------
Total Dividends and Distributions...........................      (0.18)
                                                                -------
Net change in net asset value per share.....................      (2.52)
                                                                -------
NET ASSET VALUE PER SHARE, END OF PERIOD....................    $ 15.15
                                                                =======
Total return................................................     (13.39%)(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)....................    $     1
  Ratio of expenses to average net assets...................       1.91% (c)
  Ratio of net investment income to average net assets......       2.48% (c)
  Ratio of expenses to average net assets...................         (b)
  Ratio of net investment income to average net assets......         (b)
  Portfolio turnover rate...................................         42%

---------------

(a)  Period from July 15, 1998 (inception date) to August 31,
     1998.
(b)  There were no waivers or reimbursements during the period.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED                        PERIOD
                                          AUGUST 31,     YEAR ENDED       ENDED
                                             1998       FEBRUARY 28,   FEBRUARY 28,
                                          (UNAUDITED)       1998         1997(a)
                                          -----------   ------------   ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD................................    $ 17.24        $17.30         $16.24
                                            -------        ------         ------
Income from Investment Operations:
  Net investment income.................       0.21          0.48           0.32
  Net realized gains on investment
    transactions........................      (1.90)         2.89           2.43
                                            -------        ------         ------
Total income from investment
  operations............................      (1.69)         3.37           2.75
                                            -------        ------         ------
Less: Dividends and Distributions:
  Dividends to shareholders from net
    investment income...................      (0.24)        (0.48)         (0.28)
  Distributions to shareholders from net
    realized gains on investment
    transactions........................      (0.18)        (2.95)         (1.41)
                                            -------        ------         ------
Total Dividends and Distributions.......      (0.42)        (3.43)         (1.69)
                                            -------        ------         ------
Net change in net asset value per
  share.................................      (2.11)        (0.06)          1.06
                                            -------        ------         ------
NET ASSET VALUE PER SHARE, END OF
  PERIOD................................    $ 15.13        $17.24         $17.30
                                            =======        ======         ======
Total return............................     (10.11%)(c)     20.97%        17.47%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)..........................    $     3        $    3         $    1
  Ratio of expenses to average net
    assets..............................       1.60%(b)      1.60%          1.66% (b)
  Ratio of net investment income to
    average net assets..................       2.52%(b)      2.85%          2.85% (b)
  Ratio of expenses to average net
    assets*.............................       1.85%(b)      1.86%          1.91% (b)**
  Ratio of net investment income to
    average net assets*.................       2.27%(b)      2.59%          2.60% (b)
  Portfolio turnover rate...............         42%           69%           124%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  Fees paid by third parties had no effect on the ratios.
(a)  Period from July 22, 1996 (inception date) to February 28,
     1997.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                            ENDED                             YEAR ENDED                              PERIOD
                                         AUGUST 31,    ---------------------------------------------------------      ENDED
                                            1998       FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                         (UNAUDITED)       1998         1997(b)          1996           1995         1994(a)
                                         -----------   ------------   ------------   ------------   ------------   ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.................................   $ 21.41       $ 19.40        $ 17.52        $ 15.15         $14.84         $15.00
                                           -------       -------        -------        -------         ------         ------
Income from Investment Operations:
 Net investment income..................      0.26          0.52           0.48           0.52           0.48           0.03
 Net realized and unrealized gains
   (losses) on investment
   transactions.........................     (0.67)         3.72           2.50           2.86           0.24          (0.19)
                                           -------       -------        -------        -------         ------         ------
Total income (loss) from investment
 operations.............................     (0.41)         4.24           2.98           3.38           0.72          (0.16)
                                           -------       -------        -------        -------         ------         ------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income....................     (0.23)        (0.47)         (0.46)         (0.53)         (0.41)            --
 Dividends to shareholders from net
   realized gains on investment
   transactions.........................     (0.30)        (1.76)         (0.64)         (0.48)            --             --
                                           -------       -------        -------        -------         ------         ------
Total Dividends and Distributions.......     (0.53)        (2.23)         (1.10)         (1.01)         (0.41)            --
                                           -------       -------        -------        -------         ------         ------
Net change in net asset value per
 share..................................     (0.94)         2.01           1.88           2.37           0.31          (0.16)
                                           -------       -------        -------        -------         ------         ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD.................................   $ 20.47       $ 21.41        $ 19.40        $ 17.52         $15.15         $14.84
                                           =======       =======        =======        =======         ======         ======
Total return (excludes sales charge)....     (2.09%)(e)     23.07%        17.64%         22.80%          5.03%         (1.07%)(e)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)......   $66,281       $49,240        $34,838        $22,355         $5,694         $  666
 Ratio of expenses to average net
   assets...............................      0.91%(d)      1.03%          1.25%          0.62%          0.00%          0.00%(d)
 Ratio of net investment income to
   average net assets...................      2.66%(d)      2.67%          2.59%          3.49%          4.25%          4.20%(d)
 Ratio of expenses to average net
   assets*..............................        (c)         1.09%          1.94%          2.92%          7.89%         83.95%(d)
 Ratio of net investment income (loss)
   to average net assets*...............        (c)         2.61%          1.90%          1.19%         (3.64%)       (79.75%)(d)
 Portfolio turnover rate................        82%           67%           116%           157%           142%            67%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from January 13, 1994 (inception date) to February
     28, 1994.
(b) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(c)  There were no waivers or reimbursements during the period.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                1998 (a)
                                                              (UNAUDITED)
                                                              ------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............    $ 23.15
                                                                -------
Income from Investment Operations:
  Net investment income.....................................       0.03
  Net realized and unrealized gains (losses) on investment
    transactions............................................      (2.41)
                                                                -------
Total (loss) from investment operations.....................      (2.38)
                                                                -------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income......         --
  Distributions to shareholders from net realized gains.....      (0.30)
                                                                -------
Total Dividends and Distributions...........................      (0.30)
                                                                -------
Net change in net asset value per share.....................      (2.68)
                                                                -------
NET ASSET VALUE PER SHARE, END OF PERIOD....................    $ 20.47
                                                                =======
Total Return................................................     (10.44%)(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................    $   684
  Ratio of expenses to average net assets...................       1.69%(c)
  Ratio of net investment income to average net assets......       2.28%(c)
  Ratio of expenses to average net assets*..................         (b)
  Ratio of net investment income to average net assets*.....         (b)
  Portfolio turnover rate...................................         82%

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 15, 1998 (inception date) to August 31,
     1998.
(b)  There were no waivers or reimbursements during the period.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED
                                           AUGUST 31,     YEAR ENDED     PERIOD ENDED
                                              1998       FEBRUARY 28,    FEBRUARY 28,
                                           (UNAUDITED)       1998          1997(a)
                                           -----------   ------------    ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................    $21.36         $19.40          $17.23
                                             ------         ------          ------
Income from Investment Operations:
  Net investment income..................      0.24           0.41            0.19
  Net realized gains (losses) on
    investment transactions..............     (0.70)          3.66            2.80
                                             ------         ------          ------
Total income (loss) from investment
  operations.............................     (0.46)          4.07            2.99
                                             ------         ------          ------
Less: Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................     (0.17)         (0.36)          (0.18)
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................     (0.30)         (1.75)          (0.64)
                                             ------         ------          ------
Total Dividends and Distributions........     (0.47)         (2.11)          (0.82)
                                             ------         ------          ------
Net change in net asset value per
  share..................................     (0.93)          1.96            2.17
                                             ------         ------          ------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................    $20.43         $21.36          $19.40
                                             ======         ======          ======
Total return.............................     (2.28%)(c)     22.10%          17.69%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)......    $1,263         $1,667          $  748
  Ratio of expenses to average net
    assets...............................      1.41%(b)       1.52%           1.94%(b)
  Ratio of net investment income to
    average net assets...................      2.15%(b)       2.17%           2.31%(b)
  Ratio of expenses to average net
    assets*..............................      1.66%(b)       1.58%           3.26%(b)
  Ratio of net investment income to
    average net assets*..................      1.90%(b)       2.11%           0.99%(b)
  Portfolio turnover rate................        82%            67%            116%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 22, 1996 (inception date) to February 28,
     1997.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED          PERIOD
                                                          AUGUST 31,        ENDED
                                                             1998        FEBRUARY 28,
                                                          (UNAUDITED)      1998 (a)
                                                          -----------    ------------
SRF SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..........   $  16.63        $  15.79
                                                           --------        --------
Income from Investment Operations:
  Net investment income.................................       0.23            0.30
  Net realized and unrealized gains (losses) on
    investment transactions.............................      (0.54)           1.65
                                                           --------        --------
Total income (loss) from investment operations..........      (0.31)           1.95
                                                           --------        --------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income..      (0.23)          (0.24)
  Distributions to shareholders from net realized
    gains...............................................      (0.30)          (0.87)
                                                           --------        --------
Total Dividends and Distributions.......................      (0.53)          (1.11)
                                                           --------        --------
Net change in net asset value per share.................      (0.84)           0.84
                                                           --------        --------
NET ASSET VALUE PER SHARE, END OF PERIOD................   $  15.79        $  16.63
                                                           ========        ========
Total Return............................................      (2.07%)(d)      13.56%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000).......................   $185,498        $196,892
  Ratio of expenses to average net assets...............       0.91%(c)        0.95%(c)
  Ratio of net investment income (loss) to average net
    assets..............................................       2.65%(c)        2.73%(c)
  Ratio of expenses to average net assets*..............         (b)           0.97%(c)
  Ratio of net investment income to average net
    assets*.............................................         (b)           2.71%(c)
  Portfolio turnover rate...............................         82%             67%

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from June 23, 1997 (inception date) to February 28,
     1998.
(b)  There were no waivers or reimbursements during the period.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

                     [This page intentionally left blank.]

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Municipal Bond Fund
       [ ] Flexible Income Fund
                           Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Secaucus, NJ
                                 Permit No. 237

                          [Pacific Horizon Funds Logo]

                    Provident Distributor, Inc., Distributor
PHF-5011 8/98

                    PACIFIC HORIZON TAX-EXEMPT INCOME FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1998

                          National Municipal Bond Fund

                         California Municipal Bond Fund

                               Investing For All
                             The Times Of Your Life

                                NOT FDIC INSURED

                  PACIFIC  HORIZON  TAX-EXEMPT  INCOME  FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                             Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,           NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN              FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE          INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

          ..................................

                                                                        Contents

                                   FUND FACTS                            2-3

                                   UNDERSTANDING YOUR SHAREHOLDER
                                     REPORT                              4-6

                                   ECONOMIC REVIEW FROM THE INVESTMENT
                                     ADVISER                             8-9
                                   SHAREHOLDER VOTING RESULTS          10-13

                                   PORTFOLIO OF INVESTMENTS
                                     National Municipal Bond Fund      14-23
                                     California Municipal Bond Fund    24-36

                                   NATIONAL MUNICIPAL BOND FUND
                                     Statement of Assets and
                                        Liabilities                       37
                                     Statement of Operations              38
                                     Statements of Changes in Net
                                        Assets                            39

                                   CALIFORNIA MUNICIPAL BOND FUND
                                     Statement of Assets and
                                        Liabilities                       40
                                     Statement of Operations              41
                                     Statements of Changes in Net
                                        Assets                            42

                                   NOTES TO FINANCIAL STATEMENTS       43-51

                                   FINANCIAL HIGHLIGHTS                52-54

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, such as the money market funds, strive to maintain stable net asset value but offer no growth potential.

---------------------------------------------------------------------------
            FUND NAME                        INVESTMENT OBJECTIVE
---------------------------------------------------------------------------
 International Equity               Long-Term Capital Growth
 ...........................................................................
 Aggressive Growth                  Maximum Capital Appreciation
 ...........................................................................
 Blue Chip                          Long-Term Capital Appreciation
 ...........................................................................
 Capital Income                     Total Investment Return
 ...........................................................................
 Asset Allocation                   Long-Term Growth
 ...........................................................................
 Flexible Income                    High Current Income
 (formerly Corporate Bond)
 ...........................................................................
 Intermediate Bond                  Income and Capital Appreciation
 ...........................................................................
 U.S. Government Securities         High Level of Current Income
 ...........................................................................
 Short-Term Government              High Current Income with Relative
                                    Stability of Principal
 ...........................................................................
 National Municipal Bond*           High Level of Federal Tax-Free
                                    Current Income
 ...........................................................................
 California Municipal Bond*         High Level of Federal and California
 (formerly California Tax-Exempt    Tax-Free Current Income
 Bond)
 ...........................................................................
 Money Market Funds+                High Current Income Plus Principal
 - Prime                            Stability
 - Treasury
 - Government
 - Treasury Only
 ...........................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                 High Level of Federal Tax-Free Current
                                    Income Plus Principal Stability
 - California Tax-Exempt Money      High Level of Federal and California
   Market                           Tax-Free Current Income Plus Principal
                                    Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your Investment Specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

---------------------------------------------------------------------------
PORTFOLIO CONSISTS PRIMARILY OF...    APPROPRIATE FOR INVESTORS WHO SEEK
---------------------------------------------------------------------------
 Foreign Equity Securities          Diversification into foreign equity
                                    markets with associated risk.
 ...........................................................................
 Small Capitalization Stocks        Higher-than-average long-term growth
                                    potential with higher-than-average
                                    risk.
 ...........................................................................
 Blue Chip Stocks                   Long-term growth potential from
                                    investments in the stocks of
                                    well-established companies.
 ...........................................................................
 Convertible Bonds and Convertible  Combined potential for current income
 Preferred Stocks                   and capital appreciation.
 ...........................................................................
 Stocks, Bonds and Cash             Long-term growth potential and current
 Equivalents                        income from stocks and bonds.
 ...........................................................................
 Investment-Grade Corporate Debt    High monthly income potential with
                                    reasonable investment risk.
 ...........................................................................
 Investment-Grade Corporate and     Regular monthly income from a
 U.S. Government Securities         diversified portfolio of
                                    investment-grade securities.
 ...........................................................................
 GNMAs and Other U.S. Government    High monthly income potential and low
 Securities                         credit risk.
 ...........................................................................
 U.S. Government and Government     Monthly income and relative stability
 Agency Securities                  of investment.
 ...........................................................................
 Investment-Grade Municipal Debt    Monthly tax-free income.
 Securities
 ...........................................................................
 Investment-Grade California        High monthly double tax-free income.
 Municipal Securities
 ...........................................................................
 High-Quality Corporate and/or      A flexible, convenient way to manage or
 U.S. Government Short-Term         accumulate cash while waiting for other
 Obligations                        investment opportunities.
 ...........................................................................
 Short-Term Municipal Obligations   A tax-free way to manage or accumulate
                                    cash while waiting for other investment
                                    opportunities.
 ...........................................................................
 Short-Term California Municipal    A tax-free way to manage or accumulate
 Obligations                        cash while waiting for other investment
                                    opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The Financial Statements and Financial Highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

The FUND OVERVIEW AND
INTERVIEW WITH YOUR INVESTMENT
MANAGER enables you to gain
insight into the Fund's
investments and learn more
about the Fund manager's
strategies.
[art of 3 pages of documents]

                            Because a picture or chart can help clarify the text, the investment management team may have illustrated the most important features of the Fund. The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.
[art of page with illustration of charts]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                  NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

[ILLUSTRATION OF DOCUMENT PAGE]

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock,
                                  undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

[ILLUSTRATION OF DOCUMENT PAGE]

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS

[ILLUSTRATION OF DOCUMENT PAGE]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[ILLUSTRATION OF DOCUMENT PAGE]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios, such as the total investment return for each period, the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The global financial crisis has dominated the economic news in recent months. There are renewed fears that the effect of the Asian currency crisis is spreading to other economies in the world, including North and South America. The Russian Ruble has experienced a sharp decline as debate continues regarding political and economic changes. The pace of economic reform in Japan has been alarmingly slow, with the recent interest rate reduction reflecting only the first significant action taken in this regard. Markets in Canada and Mexico continue to reflect concerns relating to commodities. Moreover, investors have become increasingly concerned about the sustainability of U.S. corporate profits, resulting in a significant decline in the U.S. equity markets. The current global economic crisis is generating greater concern, as it increasingly affects a larger number of key American trading partners.

The U.S. economy has been affected both positively and negatively by the global financial crisis. Low interest and inflation rates have stimulated domestic demand for housing, autos and other consumer goods. However, manufacturing activity is slowing, particularly in trade exports, and cutbacks have been made in production and personnel within some industries. The Gross Domestic Product ("GDP") rose at a 1.8%(1) rate in the second quarter, below the first quarter's 5.5%(1) growth rate, reflecting the deterioration in the trade balance and a slowdown in business investment in equipment and inventories. While the U.S. economy remains strong in the third quarter, it is no longer immune from the effects of the crisis. Additionally, prospects for U.S. growth and corporate profits are less secure.

Economic reports continue to indicate that inflation is under control in manufacturing and consumer-related areas. The prices paid to U.S. factories, farmers and other producers (as measured by the Producer Price Index "PPI") fell 0.4%(1) in August, the largest drop in seven months. In the first eight months of 1998, consumer prices rose at an annual rate of 1.6%(1), which is the same as the first eight months of 1997. Inflation has remained innocuous as weakening economies in Asia have depressed commodity prices and the cost of goods imported into the U.S.

In a departure from the recent past, it appears that the Federal Reserve Board (the "Fed") now has a higher level of anxiety about the outlook for the global economy and is becoming more concerned about the increasing risks of slowing economic growth rather than the dangers of rising inflation. In a recent speech, Fed Chairman Alan Greenspan hinted that the Fed might consider lowering interest rates if it becomes increasingly likely that the Asian currency crisis will spread to the U.S. economy. Although the Federal Open Market Committee ("FOMC") left the Fed Funds' target interest rate unchanged at 5.50% at the most recent FOMC meeting held in August; some analysts now expect a reduction in rates sometime soon.

The main benefactor of the global financial uncertainty has clearly been the U.S. Treasury market. U.S. Treasuries have replaced gold as the safe haven of choice, as many investors are reaping the financial rewards of owning these types of securities. On July 17, the day that the equity markets peaked, the Treasury 10-year note had a closing yield of approximately 5.5%(1). As of August 31, the yield on this note was 4.97%(1). The fixed income markets now reflect expectations of an interest rate reduction, as evidenced by the entire Treasury yield curve trading below 5.50%.

The turmoil in overseas markets, the decline in commodity prices, and the global competition from cheaper imports have also caused the credit sectors to widen appreciably against Treasuries. Credit risk is now at a heightened level, as the expectation of lower profit prospects has become more apparent to investors. Additional downward revisions to corporate earnings estimates will put further pressure on corporate spreads until the economic situation begins to improve in Asia.

The Standard & Poor's 500 stock index ("S&P 500") fell 8.0%(2) on a total return basis during the 6-month period ended August 31. While the stocks of large, name-brand companies have been battered during the month of August, smaller company stocks have been hit even harder. The S&P 500 declined 19%(2) from its high on July 17 and the Russell 2000 Index dropped 30%(3) from its high recorded in April. Year-to-date, the performance disparity has been even larger between large cap and small cap stocks. Since the beginning of the year, the S&P 500 is down 0.4%(2) and the Russell 2000 Index has dropped 22.1%(3), constituting a spread of 21.7 percentage points.

Investors are becoming increasingly concerned about the sustainability of U.S. corporate profits. Investors had been willing to pay record-high valuations for stocks because interest rates were low, inflation was under control and economies around the world were expanding. Not only are the developed Asian countries faltering, but the economic turmoil has also extended to Russia and several emerging market countries. So far, the U.S. market has been fairly well insulated from the economic problems overseas, but U.S. companies are now beginning to feel the negative impact from depressed overseas business conditions. Investor confidence in a continued economic expansion will not occur until Asia and Russia implement appropriate measures to rectify their economic and political problems.

LOOKING FORWARD

The U.S. government is still expected to post a budget surplus when the fiscal year ends on September 30. Rising incomes, low unemployment and stock market gains earlier in the year have generated abundant tax collections. Reduced government spending has also contributed to decreasing interest payments on government debt.

The outlook for the remainder of 1998 is unclear. We continue to believe that the economic impact from Asia will be moderate, with the U.S. economy slowing, but sustaining a near normal growth rate of 2.5% in the third quarter. Just as the market was overly optimistic at the beginning of the summer, we suspect that the markets' current doldrums are too extreme.

Sincerely,
/s/ Kirk Hartman
Kirk Hartman
Chief Investment Officer
Fixed Income Management
---------------

 (1) Source - Bloomberg, 1998.

 (2) Source - Bloomberg, 1998. The S&P 500 Index is an index that is representative of the large capitalization U.S. equity market as a whole and cannot be invested in directly.

 (3) Source - Bloomberg, 1998. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole and cannot be invested in directly.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Results (Unaudited) of Annual Meeting of Shareholders
Convened on June 19, 1998
Reconvened on June 26, 1998 and July 1, 1998
Reconvened and Adjourned on July 20, 1998
--------------------------------------------------------------------------------

    The Annual Meeting of Shareholders of Pacific Horizon Funds, Inc. (the "Company") was convened on June 19, 1998, reconvened on June 26, 1998 and July 1, 1998, and reconvened and adjourned on July 20, 1998. The Funds of the Company are: Aggressive Growth Fund, Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund (formerly California Tax-Exempt Bond Fund), California Tax-Exempt Money Market Fund, Capital Income Fund, Flexible Income Fund (formerly Corporate Bond Fund), Government Fund, Intermediate Bond Fund, International Equity Fund, National Municipal Bond Fund, Prime Fund, Short-Term Government Fund, Tax-Exempt Money Fund, Treasury Fund, Treasury Only Fund, and U.S. Government Securities Fund. The Annual Meeting was held in order to vote on the following purposes:

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   1.      To elect Messrs. Edward S. Bottum, William P. Carmichael,
           Thomas M. Collins, Douglas B. Fletcher, Robert E. Greeley,
           and Cornelius J. Pings, Directors of the Company;
   2.      With respect to each Fund except the Blue Chip and
           Intermediate Bond Funds, to approve or disapprove a new
           Investment Advisory Agreement between the Company and Bank of America NT&SA;
   3.      With respect to the International Equity Fund, to approve or disapprove a new Sub-Advisory Agreement between Bank of
           America NT&SA and Wellington Management Company, LLP;
   4.      To approve or disapprove an amendment to the Company's
           Charter;
   5.      To approve or disapprove changes to the following
           fundamental investment limitations of each Fund of the
           Company:
           a) limitation on underwriting of securities;
           b) limitation on real estate transactions;
           c) limitation on commodity transactions;
           d) limitation on industry concentration;
           e) limitation on lending;
           f) limitation on borrowing and issuance of senior
           securities; and
           g) limitation on issuer concentration

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   6.      To approve or disapprove certain changes to the following
           fundamental investment policies and limitations, including a change to make all of such policies and limitations
           non-fundamental:
           a) with respect to each Fund, the limitation on short sales and purchasing securities on margin;
           b) with respect to the National Municipal Bond, Aggressive
           Growth, California Municipal Bond, Prime, Treasury and
           California Tax-Exempt Money Market Funds, the limitation on purchasing securities of companies for the purpose of
           exercising control;
           c) with respect to each Fund except the Government and
           Treasury Only Funds, the limitation on purchasing securities of other investment companies;
           d) with respect to each Fund except the Aggressive Growth,
           Short-Term Government, Prime, Treasury, Government and
           Treasury Only Funds, the limitation on put, call, straddle and spread transactions;
           e) with respect to each Fund except the National Municipal
           Bond, International Equity, Flexible Income, Short-Term
           Government and California Tax-Exempt Money Market Funds, the
           limitation on illiquid securities;
           f) with respect to the Intermediate Bond, Blue Chip and
           Asset Allocation Funds, the limitation on transactions in
           certain securities by Board members;
           g) with respect to the U.S. Government Securities, Capital
           Income, California Municipal Bond and California Tax-Exempt
           Money Market Funds, the limitation on unseasoned issuers;
           h) with respect to the Aggressive Growth Fund, the policy on investment in equity securities;
           i) with respect to the U.S. Government Securities Fund, the policy with respect to investment in certificates of the
           Government National Mortgage Association;
           j) with respect to the Capital Income Fund, the policy with respect to investment in convertible securities;
           k) with respect to the California Municipal Bond Fund, the policy with respect to investment in California municipal
           securities;
           l) with respect to the Tax-Exempt Money Fund, the policy
           with respect to investment in municipal securities; and
           m) with respect to the California Tax-Exempt Money Market
           Fund, the policy with respect to investment in California
           municipal securities;
   7.      To approve or disapprove a change in the fundamental
           investment objective to a non-fundamental investment
           objective of the following Funds: National Municipal Bond,
           International Equity, Flexible Income, Intermediate Bond,
           Blue Chip, Asset Allocation, Aggressive Growth, U.S.
           Government Securities, Capital Income, California Municipal
           Bond, Short-Term Government, Prime, Treasury, Tax-Exempt
           Money and California Tax-Exempt Money Market Funds;
   8.      To approve or disapprove a new fundamental investment
           limitation of the Prime Fund with regard to its industry
           concentration;

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   9.      To ratify or reject the selection of PricewaterhouseCoopers
           LLP as the Company's independent accountants for the fiscal year ending February 28, 1999; and
  10.      The transaction of such other business as may properly come before the meeting or any adjournment

    At the adjournment of the annual meeting on July 20, 1998, the voting results for each proposal were as follows:

    The voting results for each proposal are shown below:

PACIFIC HORIZON FUNDS, INC. -- ALL FUNDS

                                TOTAL SHARES           TOTAL                                                  ABSTAIN/
                                 OUTSTANDING        SHARES VOTED           FOR              AGAINST           WITHHELD
                              -----------------   ----------------   ----------------   ----------------   --------------
PROPOSAL 1                    16,453,350,969.00   8,803,335,110.000
 EDWARD S. BOTTUM                                                    8,469,012,940.00         None         334,322,170.00
 WILLIAM P. CARMICHAEL                                               8,468,803,120.00         None         334,531,990.00
 THOMAS M. COLLINS                                                   8,472,897,540.00         None         330,437,570.00
 DOUGLAS B. FLETCHER                                                 8,473,089,329.00         None         330,245,781.00
 ROBERT E. GREELEY                                                   8,475,491,285.00         None         327,843,225.00
 CORNELIUS J. PINGS                                                  8,473,521,034.00         None         329,806,076.00
PROPOSAL 4                    16,453,350,969.00   8,803,335,110.00   7,332,890,744.00     502,659,743.00   373,195,844.00
PROPOSAL 9                    16,453,350,969.00   8,803,335,091.00   8,429,896,332.00      85,027,748.00   288,411,011.00

                                  BROKER       PASS/
                                 NON VOTE      FAIL
                              --------------   -----
PROPOSAL 1                                     PASS
 EDWARD S. BOTTUM                  None
 WILLIAM P. CARMICHAEL             None
 THOMAS M. COLLINS                 None
 DOUGLAS B. FLETCHER               None
 ROBERT E. GREELEY                 None
 CORNELIUS J. PINGS                None
PROPOSAL 4                    594,588,779.00   FAIL
PROPOSAL 9                         None        PASS

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 2                  1,511,389.00         792,829.00         648,540.00        22,157.00       122,132.00        None
PROPOSAL 5a                 1,511,389.00         792,833.00         656,003.00        12,520.00       124,306.00        4.00
PROPOSAL 5b                 1,511,389.00         792,833.00         656,099.00        13,450.00       123,280.00        4.00
PROPOSAL 5c                 1,511,389.00         792,833.00         646,560.00        21,963.00       124,306.00        4.00
PROPOSAL 5d                 1,511,389.00         792,833.00         661,094.00         7,429.00       124,306.00        4.00
PROPOSAL 5e                 1,511,389.00         792,833.00         649,158.00        11,636.00       132,035.00        4.00
PROPOSAL 5f                 1,511,389.00         792,833.00         644,371.00        16,423.00       132,035.00        4.00
PROPOSAL 5g                 1,511,389.00         792,833.00         639,111.00        19,012.00       134,706.00        4.00
PROPOSAL 6a                 1,511,389.00         792,833.00         644,682.00        22,157.00       125,990.00        4.00
PROPOSAL 6b                 1,511,389.00         792,833.00         629,359.00        37,480.00       125,990.00        4.00
PROPOSAL 6c                 1,511,389.00         792,833.00         639,082.00        20,028.00       133,719.00        4.00
PROPOSAL 6d                 1,511,389.00         792,833.00         627,322.00        26,047.00       139,460.00        4.00
PROPOSAL 7                  1,511,389.00         792,833.00         622,674.00        31,869.00       138,285.00        5.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 2             PASS
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6b            PASS
PROPOSAL 6c            PASS
PROPOSAL 6d            PASS
PROPOSAL 7             PASS

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND

                         TOTAL SHARES           TOTAL                                                ABSTAIN/          BROKER
                          OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD         NON VOTE
                       -----------------   ----------------   ----------------   --------------   --------------   --------------
PROPOSAL 2                 28,230,943.00      15,026,876.00      13,681,781.00       477,809.00       867,286.00        None
PROPOSAL 5a                28,230,943.00      15,026,877.00      12,967,806.00       650,277.00       968,116.00       440,678.00
PROPOSAL 5b                28,230,943.00      15,026,877.00      13,024,842.00       649,514.00       911,844.00       440,677.00
PROPOSAL 5c                28,230,943.00      15,026,877.00      12,909,811.00       739,554.00       936,834.00       440,678.00
PROPOSAL 5d                28,230,943.00      15,026,877.00      12,853,832.00       743,719.00       988,648.00       440,678.00
PROPOSAL 5e                28,230,943.00      15,026,877.00      12,878,031.00       783,596.00       924,571.00       440,679.00
PROPOSAL 5f                28,230,943.00      15,026,877.00      12,942,096.00       733,052.00       911,051.00       440,678.00
PROPOSAL 5g                28,230,943.00      15,026,877.00      12,833,934.00       792,436.00       959,829.00       440,678.00
PROPOSAL 6a                28,230,943.00      15,026,877.00      12,806,152.00       798,968.00       981,079.00       440,678.00
PROPOSAL 6b                28,230,943.00      15,026,877.00      12,859,520.00       807,708.00       918,971.00       440,678.00
PROPOSAL 6c                28,230,943.00      15,026,877.00      12,935,050.00       776,373.00       874,776.00       440,678.00
PROPOSAL 6d                28,230,943.00      15,026,877.00      12,927,146.00       701,300.00       957,752.00       440,679.00
PROPOSAL 6e                28,230,943.00      15,026,877.00      12,892,853.00       774,320.00       919,025.00       440,679.00
PROPOSAL 6g                28,230,943.00      15,026,877.00      12,832,581.00       825,566.00       928,052.00       440,678.00
PROPOSAL 6k                28,230,943.00      15,026,877.00      12,930,477.00       815,952.00       839,770.00       440,678.00
PROPOSAL 7                 28,230,943.00      15,026,877.00      12,930,706.00       791,900.00       863,593.00       440,678.00

                       PASS/
                       FAIL
                       -----
PROPOSAL 2             PASS
PROPOSAL 5a            PASS
PROPOSAL 5b            PASS
PROPOSAL 5c            PASS
PROPOSAL 5d            PASS
PROPOSAL 5e            PASS
PROPOSAL 5f            PASS
PROPOSAL 5g            PASS
PROPOSAL 6a            PASS
PROPOSAL 6b            PASS
PROPOSAL 6c            PASS
PROPOSAL 6d            PASS
PROPOSAL 6e            PASS
PROPOSAL 6g            PASS
PROPOSAL 6k            PASS
PROPOSAL 7             PASS

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL      VALUE
        DESCRIPTION           (UNAUDITED)   RATE      DATE     AMOUNT      (NOTE 2)
        -----------           -----------   ----    --------  ---------    --------
MUNICIPAL BONDS -- 99.8%
CALIFORNIA -- 7.1%
 Del Mar Race Track
  Authority, Callable on
  8/15/06 @102..............     NR/NR      6.200%  08/15/11  $250,000    $   273,750
 Del Mar Race Track
  Authority, Sinking Bond...     NR/NR      6.000%  08/15/06   250,000        270,625
 Foothill/Eastern Corridor
  Agency, California Toll
  Road, Senior Lien, Series
  A, Callable on 1/1/05
  @102......................   Baa/BBB-     6.000%  01/01/34   150,000        160,312
 San Joaquin Hills
  Transportation Corridor
  Agency Toll Road Revenue,
  Series A, Callable 1/15/14
  @102 (Zero Coupon), due
  1/15/16, 5.6% beginning
  1/15/07...................   Baa3/BBB-    5.570%+ 01/15/16   500,000        334,375
 San Jose Redevelopment
  Agency, Callable on 8/1/08
  @102......................     A2/A       5.250%  08/01/29   400,000        399,500
 West Covina, Certificates
  of Participation, Queen of
  the Valley Hospital,
  Callable on 8/15/04
  @102......................     NR/NR      6.500%  08/15/24    75,000         85,781
                                                                          -----------
                                                                            1,524,343
                                                                          -----------
COLORADO -- 8.0%
 Boulder County Hospital,
  Longmont United Hospital
  Project, Prerefunded on
  12/1/00 @101..............     NR/NR      8.200%  12/01/20   540,000        596,700
 Colorado Health Facilities
  Authority, National
  Benevolent Association,
  Series B..................    Baa1/NR     5.250%  02/01/28   300,000        292,500

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL      VALUE
        DESCRIPTION           (UNAUDITED)   RATE      DATE     AMOUNT      (NOTE 2)
        -----------           -----------   ----    --------  ---------    --------
MUNICIPAL BONDS -- (CONTINUED)
COLORADO -- (CONTINUED)
 E-470 Public Highway
  Authority Revenue, Series
  A, (MBIA Insured) Callable
  on 9/1/07 @101............    Aaa/AAA     5.000%  09/01/26  $600,000    $   596,250
 Pueblo County Single Family
  Mortgage, Series A,
  Callable on 6/1/02 @102...    NR/AA-      6.850%  12/01/25   200,000        213,000
                                                                          -----------
                                                                            1,698,450
                                                                          -----------
CONNECTICUT -- 0.4%
 Connecticut State Clean
  Water Fund, Callable on
  6/1/04 @102...............    Aaa/AAA     5.650%  06/01/10    75,000         80,719
                                                                          -----------
FLORIDA -- 3.9%
 Florida State Board of
  Education, Capital Outlay,
  Series 1994A, Callable on
  6/1/04 @101...............    Aa2/AA+     6.100%  06/01/24    75,000         81,656
 Florida State Board of
  Education, Capital Outlay,
  Series 1997A, Callable on
  6/1/07 @101...............    Aa2/AA+     5.000%  06/01/27   500,000        499,375
 Jacksonville Electric
  Authority, St. John's
  River, Issue 2, Series 9,
  Callable on 10/1/02
  @102......................    Aa1/AA      5.250%  10/01/21   255,000        257,231
                                                                          -----------
                                                                              838,262
                                                                          -----------
ILLINOIS -- 11.2%
 Chicago O'Hare
  International Airport,
  Senior Lien, Series A,
  Callable on 1/1/04 @102...     A1/A+      4.800%  01/01/05   500,000        515,000
 Cook County General
  Obligation, Series B (FGIC
  Insured), Callable on
  11/15/02 @102.............    Aaa/AAA     5.500%  11/15/22   300,000        310,875

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL      VALUE
        DESCRIPTION           (UNAUDITED)   RATE      DATE     AMOUNT      (NOTE 2)
        -----------           -----------   ----    --------  ---------    --------
MUNICIPAL BONDS -- (CONTINUED)
ILLINOIS -- (CONTINUED)
 Illinois Health Facilities
  Authority, Elmhurst
  Memorial Hospital, Series
  A, Daily Variable Rate
  (final maturity
  1/1/28)*..................   VMIG1/NR     3.400%  09/01/98  $100,000    $   100,000
 Illinois Health Facility
  Authority, Centegra Health
  Systems, Callable on
  9/1/08 @101...............     NR/A-      5.250%  09/01/24   500,000        495,625
 Illinois Health Facility
  Authority, Edward
  Hospital, Series A,
  Callable on 2/15/04
  @102......................     A2/A+      6.000%  02/15/19    75,000         79,219
 Illinois Health Facility
  Authority, Illinois
  Masonic Medical Center,
  Series A, Callable on
  10/1/99 @102..............     A3/A-      7.600%  10/01/07   300,000        315,543
 Illinois State Sales Tax
  Revenue, Series O,
  Callable 6/15/01 @100.....    Aa2/AAA     6.000%  06/15/18    30,000         31,387
 Illinois State Sales Tax
  Revenue, Series O,
  Prerefunded 6/15/01 @100..     NR/NR      6.000%  06/15/18    20,000         21,175
 Illinois State Sales Tax
  Revenue, Series W (FGIC
  Insured) Callable on
  6/15/06 @101..............    Aaa/AAA     5.000%  06/15/16   520,000        524,550
                                                                          -----------
                                                                            2,393,374
                                                                          -----------
INDIANA -- 3.0%
 Bloomington Indiana Sewer
  Works (MBIA Insured),
  Callable on 1/1/05 @102...    Aaa/AAA     5.875%  01/01/25   150,000        159,000
 Indiana Bond Bank, State
  Revolving Fund, Program A,
  Callable on 2/1/05 @102...    NR/AAA      6.875%  02/01/12   100,000        116,000

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL      VALUE
        DESCRIPTION           (UNAUDITED)   RATE      DATE     AMOUNT      (NOTE 2)
        -----------           -----------   ----    --------  ---------    --------
MUNICIPAL BONDS -- (CONTINUED)
INDIANA -- (CONTINUED)
 Indianapolis Local Public
  Improvement ETM, Callable
  on 9/18/98 @101...........    Aaa/AAA     7.900%  02/01/07  $300,000    $   359,625
                                                                          -----------
                                                                              634,625
                                                                          -----------
KENTUCKY -- 2.0%
 Kentucky Economic
  Development Financing
  Authority Revenue, Sisters
  of Charity, Daily Variable
  Rate (final maturity
  11/1/20)*.................   VMIG1/A-1    3.550%  09/01/98   200,000        200,000
 Kentucky State Property &
  Buildings Refunding
  Project No. 55............     A2/A+      6.000%  09/01/08   200,000        227,000
                                                                          -----------
                                                                              427,000
                                                                          -----------
LOUISIANA -- 0.5%
 Louisiana Offshore Terminal
  Authority, Deepwater Port
  Revenue (LOC -- Union Bank
  of Switzerland) Daily
  Variable Rate (final
  maturity 9/1/06)*.........    Aaa/NR      3.250%  09/01/98   100,000        100,000
                                                                          -----------
MASSACHUSETTS -- 7.3%
 Massachusetts Bay
  Transportation Authority,
  General Transportation
  System, Series A, Callable
  on 3/1/06 @101............    A1/AA-      5.375%  03/01/16   500,000        516,875
 Massachusetts State Housing
  Finance Agency, Single
  Family Housing Revenue,
  (MBIA Insured) (AMT),
  Callable on 6/1/06 @102...    Aaa/AAA     6.250%  12/01/15   500,000        540,000
 Massachusetts State Port
  Authority, Series A,
  Callable 7/1/07 @101......    Aa3/AA-     5.000%  07/01/27   400,000        397,500

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL      VALUE
        DESCRIPTION           (UNAUDITED)   RATE      DATE     AMOUNT      (NOTE 2)
        -----------           -----------   ----    --------  ---------    --------
MUNICIPAL BONDS -- (CONTINUED)
MASSACHUSETTS -- (CONTINUED)
 Massachusetts State Water
  Resource Authority, Series
  C, Callable on 12/1/04
  @102......................     A2/A       5.250%  12/01/20  $100,000    $   102,125
                                                                          -----------
                                                                            1,556,500
                                                                          -----------
MICHIGAN -- 2.6%
 Greater Detroit Resource
  Recovery Authority, Series
  B (AMBAC Insured).........    Aaa/AAA     6.250%  12/13/05   500,000        562,500
                                                                          -----------
MINNESOTA -- 5.6%
 Bass Brook Pollution
  Control Revenue, Minnesota
  Power and Light Company
  Project, Callable on
  7/1/02....................    Baa1/A      6.000%  07/01/22   700,000        739,375
 Northern Municipal Power
  Agency, Series A, Callable
  on 1/1/99 @102............     A2/A       7.250%  01/01/16   445,000        459,191
                                                                          -----------
                                                                            1,198,566
                                                                          -----------
MISSISSIPPI -- 1.9%
 Perry County Pollution
  Control, Leaf River Forest
  Project, (LOC-Wachovia
  Bank) Daily Variable Rate
  (final maturity
  3/1/02)*..................    Aa2/NR      3.250%  09/01/98   400,000        400,000
                                                                          -----------
MISSOURI -- 2.6%
 Sikeston Electric Revenue,
  ETM.......................    Aaa/AAA     6.250%  06/01/08   500,000        548,750
                                                                          -----------
NEBRASKA -- 0.9%
Omaha Public Power District,
  Nebraska Electric Company,
  Series C..................    Aa2/AA      5.500%  02/01/14   175,000        190,312
                                                                          -----------

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL      VALUE
        DESCRIPTION           (UNAUDITED)   RATE      DATE     AMOUNT      (NOTE 2)
        -----------           -----------   ----    --------  ---------    --------
MUNICIPAL BONDS -- (CONTINUED)
NEVADA -- 5.0%
 Clark County Passenger
  Facilities Charge, Las
  Vegas/Macarran
  International Airport,
  Series A, (MBIA Insured)
  (AMT) Callable on 7/1/05
  @102......................    Aaa/AAA     5.750%  07/01/23  $500,000    $   530,000
 Nevada Housing Division,
  Single Family Mortgage,
  Series D1, Callable on
  4/1/06 @102...............    Aa3/NR      6.250%  04/01/14   490,000        534,100
                                                                          -----------
                                                                            1,064,100
                                                                          -----------
NEW JERSEY -- 2.5%
 New Jersey Economic
  Development Authority,
  Market Transition
  Facilities, Series A (MBIA
  Insured), Callable on
  7/1/04 @102...............    Aaa/AAA     5.700%  07/01/05   150,000        164,250
 New Jersey State Turnpike
  Authority, Series C (AMBAC
  Insured), Callable on
  1/1/01 @101.5.............    Aaa/AAA     6.400%  01/01/07   350,000        373,187
                                                                          -----------
                                                                              537,437
                                                                          -----------
NEW YORK -- 5.8%
 Metropolitan Transportation
  Authority, Series K, (MBIA
  Insured)..................    Aaa/AAA     6.200%  07/01/04   600,000        663,750
 New York City, Industrial
  Development Agency,
  Special Facilities
  Revenue, Terminal One
  Group Assistant Project
  (AMT), Callable on 1/1/04
  @102......................     A3/A       6.000%  01/01/15    75,000         80,063
 New York State Local
  Government Assistance
  Corp., Series B, Callable
  on 4/1/02 @102............     A3/A+      6.000%  04/01/18    50,000         53,563

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL      VALUE
        DESCRIPTION           (UNAUDITED)   RATE      DATE     AMOUNT      (NOTE 2)
        -----------           -----------   ----    --------  ---------    --------
MUNICIPAL BONDS -- (CONTINUED)
NEW YORK -- (CONTINUED)
 New York State Urban
  Development Facilities....   Baa1/BBB+    5.750%  04/01/11  $400,000    $   442,000
                                                                          -----------
                                                                            1,239,376
                                                                          -----------
OHIO -- 3.4%
 Ohio State Water
  Development Authority
  Revenue (FSA Insured).....    Aaa/AAA     4.500%  12/01/05   700,000        715,750
                                                                          -----------
OREGON -- 0.7%
 Portland International
  Airport, Series 10 (FGIC
  Insured) (AMT), Callable
  on 7/1/05 @101............    Aaa/AAA     5.875%  07/01/15   150,000        160,313
                                                                          -----------
PENNSYLVANIA -- 2.4%
 Philadelphia Airport,
  Series A (AMBAC Insured)
  (AMT), Callable on 6/15/05
  @102......................    Aaa/AAA     5.700%  06/15/07   200,000        217,750
 Philadelphia Water and
  Wastewater (AMBAC-TCRS
  Insured)..................    Aaa/AAA     5.500%  06/15/07   250,000        272,188
 Pittsburgh Urban
  Redevelopment Authority,
  Home Improvement, Series A
  (AMT), Callable on 2/1/04
  @102......................      A/A       5.650%  08/01/15    20,000         20,700
                                                                          -----------
                                                                              510,638
                                                                          -----------
TENNESSEE -- 6.4%
 Humphreys County Industrial
  Development Board, E.I.
  DuPont de Nemours and Co.
  Project (AMT), Callable on
  5/1/04 @102...............    Aa3/AA-     6.700%  05/01/24    75,000         83,438
 Maury County Industrial
  Development Board
  Pollution Control, Saturn
  Corp. Project, Callable on
  9/1/04 @102...............     A3/A       6.500%  09/01/24   500,000        554,375

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL      VALUE
        DESCRIPTION           (UNAUDITED)   RATE      DATE     AMOUNT      (NOTE 2)
        -----------           -----------   ----    --------  ---------    --------
MUNICIPAL BONDS -- (CONTINUED)
TENNESSEE -- (CONTINUED)
 Memphis-Shelby County
  Airport Authority, Federal
  Express Corporation.......   Baa2/BBB     5.350%  09/01/12  $700,000    $   725,375
                                                                          -----------
                                                                            1,363,188
                                                                          -----------
TEXAS -- 7.0%
 Brazos River Authority,
  Special Facilities (FGIC
  Insured), Callable on
  8/15/05 @100..............    Aaa/AAA     5.500%  08/15/15   200,000        208,500
 Galveston Special Contract
  Revenue, Farmland
  Industrial Project,
  Callable on 5/1/08 @102...    Baa2/NR     5.500%  05/01/15   400,000        407,000
 Lower Colorado River
  Authority, Junior Lien
  (AMBAC Insured) ETM,
  Callable on 1/1/02 @100...    NR/AAA      6.000%  01/01/17    25,000         28,094
 Lower Colorado River
  Authority, Junior Lien-
  1998 (AMBAC Insured)
  Callable 1/1/02 @100......    NR/AAA      6.000%  01/01/17    15,000         16,725
 Lower Colorado River
  Authority, Junior Lien-
  1998 (AMBAC Insured)
  Callable 1/1/02 @100......    Aaa/AAA     6.000%  01/01/17    10,000         10,450
 Lower Neches Valley
  Authority, River Treatment
  Project, Callable on
  2/1/04 @102...............    Aa2/AA      5.650%  02/01/29   600,000        619,500
 Lubbock Health Facilities
  Development Corporation,
  St. Joseph Health System,
  Series 1985 A, Daily
  Variable Rate (final
  maturity 7/1/13)*.........    Aa3/AA      3.250%  09/01/98   100,000        100,000

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL      VALUE
        DESCRIPTION           (UNAUDITED)   RATE      DATE     AMOUNT      (NOTE 2)
        -----------           -----------   ----    --------  ---------    --------
MUNICIPAL BONDS -- (CONTINUED)
TEXAS -- (CONTINUED)
 Texas Water Development
  Board, State Revolving
  Fund, Senior Lien,
  Callable on 7/15/02
  @102......................    Aa1/AAA     6.000%  07/15/13  $100,000    $   107,125
                                                                          -----------
                                                                            1,497,394
                                                                          -----------
UTAH -- 2.4%
 Ashley Valley Water and
  Sewer Implementation
  District, Sinking Bond
  (AMBAC Insured)...........    Aaa/AAA     9.500%  01/01/08   285,000        366,225
 Intermountain Power Agency,
  Utah Power Supply, Series
  C, Sinking Bond...........     A1/A+      5.250%  07/01/14   150,000        156,000
                                                                          -----------
                                                                              522,225
                                                                          -----------
VIRGINIA -- 3.4%
 Virginia State Public
  School Authority, Series
  A, Callable on 8/1/08
  @101......................    Aa1/AA+     5.125%  08/01/12   700,000        729,750
                                                                          -----------
WYOMING -- 3.8%
 Unita County Pollution
  Control Revenue, Chevron
  USA, Daily Variable Rate
  (final maturity
  8/15/20)*.................    Aa2/NR      3.250%  09/01/98   700,000        700,000
 Wyoming Community
  Development Authority,
  Single Family Mortgage,
  Series G, Sinking Bond
  (AMT), Callable on
  11/26/01 @103.............    Aa2/AA      7.200%  06/01/10   100,000        108,625
                                                                          -----------
                                                                              808,625
                                                                          -----------

---------------
See Notes to Financial Statements.

                                                                             VALUE
                                                                           (NOTE 2)
                                                                           --------
TOTAL INVESTMENTS -- 99.8%
 (COST $20,272,367)(a)                                                    $21,302,197
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%                                                          45,747
                                                                          -----------
NET ASSETS -- 100.0%........                                              $21,347,944
                                                                          ===========

---------------

Percentages indicated are based on net assets of $21,347,944.

(a) Represents cost for Federal income tax and book purposes and differs from value by unrealized appreciation of $1,029,830.

+ Rate represents effective yield at date of purchase.
* Variable rate security. Maturity date reflects the next interest rate change.


AMBAC -- AMBAC Indemnity Corporation.
 AMT --  Interest on securities subject to Federal Alternative
         Minimum Tax.
 ETM --  Escrowed to Maturity.
FGIC --  Financial Guaranty Insurance Company.
 FSA --  Financial Security Assurance Inc.
 LOC --  Letter of Credit.
MBIA --  Municipal Bond Insurance Association.
TCRS --  Trust Certificate Receipts.
  NR --  No rating assigned by Moody's or S&P.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- 99.6%
CALIFORNIA -- 97.3%
 ABAG Finance Authority For
  Nonprofit Corporation,
  California Certificates of
  Participation, Episcopal
  Homes Foundation..........    NR/A-       4.625%  07/01/04  $1,465,000   $  1,481,481
 ABAG Financial Corporation,
  Certificates of
  Participation, Series A,
  Callable on 6/1/00 @102...     NR/A       6.250%  06/01/11   1,000,000      1,042,500
 Alameda County Certificates
  of Participation, Capital
  Projects (AMBAC Insured),
  Callable 6/1/07 @102......   Aaa/AAA      5.000%  06/01/22   4,780,000      4,738,175
 Alameda County Certificates
  of Participation, Santa
  Rita Jail Project, (MBIA
  Insured), Callable on
  12/1/03 @102..............   Aaa/AAA      5.700%  12/01/14   3,000,000      3,206,250
 Alameda County Water
  District, Certificates of
  Participation, Water
  Systems Project (FGIC
  Insured), Callable on
  6/1/04 @102...............   Aaa/AAA      6.000%  06/01/15   2,515,000      2,725,631
 Bodega Bay Fire Protection
  District, Certificates of
  Participation, Fire
  Station Project, Callable
  on 10/1/14 @102...........   NR/BBB-      6.450%  10/01/31   1,185,000      1,321,275

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California Health
  Facilities Financing
  Authority, Adventist
  Health Systems West,
  Series B (MBIA Insured),
  Callable on 3/1/01 @102...   Aaa/AAA      6.500%  03/01/07  $1,000,000   $  1,078,750
 California Health
  Facilities Financing
  Authority, Adventist
  Health Systems, Series A
  (MBIA Insured), Callable
  on 3/1/01 @102............   Aaa/AAA      7.000%  03/01/13   1,000,000      1,086,250
 California Health
  Facilities Financing
  Authority, Kaiser
  Permanente Medical Care,
  Series A, Callable on
  12/1/00 @102..............    A2/A+       6.500%  12/01/20   1,000,000      1,065,000
 California Health
  Facilities Financing
  Authority, Kaiser
  Permanente, Series A (FSA
  Insured)..................   Aaa/AAA      5.000%  06/01/07   2,500,000      2,646,875
 California Health
  Facilities Financing
  Authority, Sutter Health
  Facilities, Series C (FSA
  Insured), Callable 8/15/07
  @102......................   Aaa/AAA      5.125%  08/15/22   3,000,000      3,007,500
 California Housing Finance
  Agency (AMT) (MBIA
  Insured), Callable on
  8/1/05 @102...............   Aaa/AAA      6.100%  08/01/15   2,000,000      2,142,500
 California Housing Finance
  Agency (AMT) (MBIA
  Insured), Callable on
  8/1/07 @102...............   Aaa/AAA      5.750%  02/01/29   3,000,000      3,131,250
 California Housing Finance
  Agency, Series B (AMT)
  (FHA Insured), Callable on
  2/1/08 @101.5.............   Aaa/AAA      5.400%  08/01/28   2,050,000      2,075,625

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California Housing Finance
  Authority (AMT) (MBIA
  Insured), Callable on
  8/1/07 @102...............   Aaa/AAA      5.650%  08/01/17  $2,750,000   $  2,853,125
 California Pollution
  Control Financing
  Authority, Pacific Gas &
  Electric Co., Series A
  (AMT), Callable on 6/1/02
  @102......................    A1/AA-      6.625%  06/01/09   1,000,000      1,092,500
 California Pollution
  Control Financing
  Authority, Southern
  California Edison, Series
  A (AMT), Callable on
  9/1/99 @102...............    NR/A+       6.900%  09/01/06   1,000,000      1,048,630
 California Pollution
  Control Financing
  Authority, Southern
  California Edison, Series
  B (AMT), Callable on
  12/1/02 @102..............    A1/A+       6.400%  12/01/24   1,000,000      1,076,250
 California State Department
  of Water Revenue,
  Residential Central Valley
  Project, Series S,
  Callable on 12/1/07
  @101......................    Aa2/AA      5.000%  12/01/17   2,000,000      2,007,500
 California State Department
  of Water Revenue, Central
  Valley Project, Series L,
  Callable on 6/1/03
  @101.5....................    Aa2/AA      5.700%  12/01/16   4,500,000      4,725,000
 California State General
  Obligation Bond (FGIC-TCRS
  Insured), Callable on
  10/1/05 @101..............   Aaa/AAA      5.250%  10/01/17   2,600,000      2,655,250
 California State Public
  Works Board, Department of
  Corrections, Series A
  (AMBAC Insured), Callable
  on 1/1/06 @102............   Aaa/AAA      5.500%  01/01/10   2,000,000      2,167,500

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 California State Public
  Works Board, Department of
  Corrections, State Prison,
  Series E, Callable on
  6/1/04 @102...............     A2/A       5.500%  06/01/19  $7,970,000   $  8,179,212
 California State Unrefunded
  (AMBAC Insured) TCRS,
  Callable on 5/1/04 @102...   Aaa/AAA      6.000%  05/01/12     210,000        231,262
 California Statewide
  Communities Development
  Authority Revenue,
  Certificates of
  Participation, John Muir/
  Mt Diablo Health System
  (MBIA Insured), Callable
  on 8/15/07 @102...........    Aaa/A1      5.125%  08/15/17   5,000,000      5,050,000
 Capital Area Development
  Authority, Series A (MBIA
  Insured), Callable on
  4/1/02 @102...............   Aaa/AAA      6.500%  04/01/12   1,000,000      1,097,500
 Central Valley Financing
  Authority, Cogeneration
  Project, Carson Ice,
  Callable on 7/1/03 @102...   NR/BBB-      6.000%  07/01/09   3,000,000      3,195,000
 Chino Unified School
  District, Certificates of
  Participation, Convertible
  Capital Appreciation Land
  Acquisition, Series A (FSA
  Insured), Callable 9/16/98
  @93.966 (Zero Coupon), due
  9/1/14, 6.6% beginning
  3/1/00....................   Aaa/AAA      2.520%+ 09/01/14   2,000,000      2,025,000
 Contra Costa Water
  District, Series H,
  Callable 10/1/07 @100.....    A1/AA-      5.000%  10/01/22   4,000,000      3,965,000
 Del Mar Race Track Revenue
  Authority, Callable on
  8/15/06 @102..............    NR/NR       6.000%  08/15/08   1,200,000      1,308,000

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Del Mar Race Track Revenue
  Authority, Callable on
  8/15/06 @102..............    NR/NR       6.200%  08/15/11  $1,000,000   $  1,095,000
 Del Mar Race Track Revenue
  Authority, Sinking Date
  8/15/02 @100..............    NR/NR       6.000%  08/15/06   1,000,000      1,082,500
 Duarte Certificates of
  Participation, City of
  Hope National Medical
  Center, Callable on 4/1/03
  @102......................   Baa1/NR      6.000%  04/01/08   5,000,000      5,300,000
 East Bay Municipal Utility
  District Water System
  (FGIC Insured), Callable
  on 6/1/06 @102............   Aaa/AAA      5.000%  06/01/16   3,000,000      3,022,500
 Eastern Municipal Water
  District, Certificates of
  Participation (FGIC
  Insured), Sinking Date
  7/1/09 @100...............   Aaa/AAA      6.750%  07/01/12   1,000,000      1,226,250
 Elsinore Valley Municipal
  Water District,
  Certificates of
  Participation, Series A
  (FGIC Insured), Sinking
  Date 7/1/10 @100..........   Aaa/AAA      6.000%  07/01/12   1,500,000      1,725,000
 Emeryville Public Financing
  Authority, Emeryville
  Redevelopment Project,
  Series A, Callable on
  5/1/02 @102...............    NR/A-       6.500%  05/01/21   1,500,000      1,612,500
 Escondido Joint Powers
  Financing Authority,
  California Center for the
  Arts, (AMBAC Insured),
  Callable on 9/1/05 @102...   Aaa/AAA      6.000%  09/01/18   1,500,000      1,642,500
 Foothill/Eastern Corridor
  Agency, California Toll
  Road Revenue Bond, Series
  A, Callable on 1/1/10
  @100......................   Baa/BBB-     6.000%  01/01/16   3,000,000      3,258,750

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Fremont Public Financing
  Authority, Local
  Improvement District 39R,
  Callable on 9/2/98 @102...    NR/NR       6.000%  09/01/11  $1,965,000   $  2,012,003
 Fresno Health Facilities
  Agency, Holy Cross Health
  Systems, St. Agnes
  Project, Prerefunded on
  6/1/02 @102...............    NR/NR       6.625%  06/01/21   2,450,000      2,728,688
 Fresno Sewer, Series A-1
  (AMBAC Insured), Sinking
  Date 9/1/11 @100..........   Aaa/AAA      6.250%  09/01/14   5,000,000      5,906,250
 Industrial Urban
  Development Agency, Tax
  Allocation Transportation
  District, Project 3,
  Callable on 11/1/02
  @101.75...................    NR/A-       6.900%  11/01/16   1,000,000      1,093,750
 Irvine Ranch Water District
  (LOC-Commerzbank A.G.)
  Daily Variable Rate (final
  maturity 1/1/21)*.........   Aa2/AA-      3.150%  09/01/98     400,000        400,000
 Irvine Ranch Water
  District, Joint Powers
  Agency, Issue II..........    NR/A+       8.250%  08/15/23   2,400,000      2,404,104
 Long Beach Harbor Revenue,
  (AMT) (MBIA Insured),
  Callable on 5/15/05
  @102......................   Aaa/AAA      5.375%  05/15/20   4,000,000      4,060,000
 Los Angeles Convention &
  Exhibition Center
  Authority, Series A (MBIA
  Insured)..................   Aaa/AAA      6.000%  08/15/10   3,000,000      3,446,250
 Los Angeles County
  Transportation, Sales Tax
  Revenue, Series A,
  Callable on 7/1/99 @102...    A1/AA-      7.400%  07/01/15   2,000,000      2,103,180
 Los Angeles County
  Transportation, Sales Tax
  Revenue, Series B,
  Callable on 7/1/01 @102...    A1/AA-      6.500%  07/01/13   2,500,000      2,703,125

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Los Angeles County,
  Sanitation District
  Financing Authority,
  Revenue Capital Projects,
  Series A, Callable on
  10/1/03 @102..............    Aa/AA       5.375%  10/01/13  $1,500,000   $  1,560,000
 Los Angeles Department of
  Water & Power, Callable on
  4/15/03 @102..............    Aa/A+       5.750%  04/15/12   2,000,000      2,140,000
 Los Angeles General
  Obligation Bond, Series A
  (MBIA Insured), Callable
  on 9/1/04 @102............   Aaa/AAA      6.000%  09/01/11   2,000,000      2,205,000
 Los Angeles Harbor
  Department, Series B
  (AMT), Callable on 8/1/02
  @102......................    Aa3/AA      6.625%  08/01/25   2,000,000      2,182,500
 Manhattan Beach Unified
  School District,
  Certificates of
  Participation, Convertible
  Capital Appreciation,
  Series B (MBIA Insured),
  Callable on 8/1/05 @102
  (Zero Coupon) due 8/1/20,
  6.5% beginning 8/1/00.....   Aaa/AAA      6.350%+ 08/01/20   2,000,000      1,932,500
 Metropolitan Water
  District, Southern
  California Waterworks,
  Series 1993A, Sinking Date
  7/1/14 @100...............    Aa2/AA      5.750%  07/01/21   4,500,000      5,062,500
 Metropolitan Water
  District, Southern
  California Waterworks,
  Series 1995A (MBIA
  Insured), Callable on
  7/1/05 @102...............   Aaa/AAA      5.750%  07/01/21   3,000,000      3,191,250
 Natomas Unified School
  District, Series A (MBIA
  Insured), Callable on
  9/1/03 @102...............   Aaa/AAA      5.750%  09/01/17   1,000,000      1,065,000

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Northern California
  Transmission, Ore
  Transmission Project,
  Series A (MBIA Insured),
  Callable on 5/1/02 @102...   Aaa/AAA      6.250%  05/01/10  $2,000,000   $  2,172,500
 Northridge Water District,
  Certificates of
  Participation (AMBAC
  Insured), Callable on
  2/1/06 @102...............   Aaa/AAA      5.250%  02/01/18   2,500,000      2,546,875
 Oakland California State
  Building Authority Lease
  Revenue, Elihu M. Harris,
  Series A (AMBAC Insured),
  Callable on 4/1/08 @101...   Aaa/AAA      5.000%  04/01/17   1,000,000      1,003,750
 Orange County California
  Airport Revenue (AMT)
  (MBIA Insured), Callable
  on 7/1/07 @102............   Aaa/AAA      5.500%  07/01/10   2,500,000      2,715,625
 Orange County California
  Airport Revenue (AMT)
  (MBIA Insured), Callable
  on 7/1/07 @102............   Aaa/AAA      5.500%  07/01/11   4,000,000      4,325,000
 Orange County Community
  Facilities District,
  Special Tax No. 86-1 (FSA
  Insured), Callable on
  8/15/99 @102..............   Aaa/AAA      7.125%  08/15/17   1,500,000      1,575,150
 Orange County Community
  Facilities District,
  Special Tax No. 87-4,
  Foothill Ranch, Series A,
  Prerefunded on 8/15/02
  @102......................    NR/AAA      7.200%  08/15/08   2,000,000      2,275,000

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Orange County Improvement
  Board Assessment District
  (LOC-Societe Generale)
  Daily Variable Rate (final
  maturity 9/2/18)*.........   Aa3/AA-      3.150%  09/01/98  $  100,000   $    100,000
 Pasadena Community
  Multi-Family Housing,
  Civic Center, Series A
  (AMT) (FSA Insured),
  Callable on 12/1/02
  @102......................   Aaa/AAA      6.400%  12/01/12   2,500,000      2,656,250
 Port Oakland, Port
  Authority, Series H (AMT)
  (MBIA Insured), Callable
  on 11/1/07 @102...........   Aaa/AAA      5.500%  11/01/15   5,000,000      5,256,250
 Poway Certificates of
  Participation, Poinsettia
  Mobilehome Park (FSA
  Insured), Callable on
  6/1/02 @102...............   Aaa/AAA      6.375%  06/01/18   2,500,000      2,703,125
 Rancho Water District
  Financing Authority (AMBAC
  Insured), Callable on
  8/15/01 @101.5............   Aaa/AAA      6.400%  08/15/04   1,000,000      1,088,750
 Rancho Water District
  Financing Authority (FGIC
  Insured), Callable on
  11/1/05 @102..............   Aaa/AAA      5.900%  11/01/15   2,000,000      2,192,500
 Riverside California Water
  Revenue, Callable on
  10/1/08 @101..............    NR/AA       5.375%  10/01/11   1,500,000      1,603,125
 Sacramento Power Authority
  Cogeneration Project,
  Callable on 7/1/06 @102...   NR/BBB-      5.875%  07/01/15   2,900,000      3,077,625
 San Diego Industrial
  Development, San Diego Gas
  & Electric, Series A,
  Callable on 9/1/02 @102...    A1/A+       6.400%  09/01/18   1,500,000      1,612,500

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 San Diego Special Tax
  Community Facilities
  District No. 1, Series B,
  Prerefunded on 9/1/05
  @102......................    NR/NR       7.000%  09/01/15  $2,000,000   $  2,380,000
 San Francisco Building
  Authority, General
  Service, Series A (MBIA
  Insured)..................   Aaa/AAA      5.000%  10/01/08   1,000,000      1,061,250
 San Francisco California
  Bay Area Rapid
  Transportation District
  Sales Tax Revenue
  Prerefunded (FGIC
  Insured)..................    NR/AAA      5.500%  07/01/20     485,000        530,469
 San Francisco California
  Bay Area Rapid
  Transportation District
  Sales Tax Revenue
  Unrefunded (FGIC Insured),
  Callable on 7/1/05 @101...   Aaa/AAA      5.500%  07/01/20     610,000        631,350
 San Francisco City & County
  Airport, Community
  International Airport,
  Second Series Issue 10A
  (AMT) (MBIA Insured),
  Callable on 5/1/06 @102...   Aaa/AAA      5.700%  05/01/26   3,000,000      3,146,250
 San Francisco City & County
  Airport, Community
  International Airport,
  Second Series Issue 2
  (MBIA Insured), Callable
  on 5/1/03 @102............   Aaa/AAA      6.750%  05/01/13   1,730,000      1,946,250
 San Joaquin County
  Certificates of
  Participation, Capital
  Facilities Project (MBIA
  Insured), Sinking Date
  11/15/11 @100.............   Aaa/AAA      5.500%  11/15/13   1,750,000      1,925,000

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 San Joaquin Hills
  Transportation Corridor
  Agency, Series A ,
  Callable 1/15/14 @102,
  5.324% due 1/15/16, 5.60%,
  beginning 1/15/07.........  Baa3/BBB-     5.57%+  01/15/16  $3,000,000   $  2,006,250
 San Jose California
  Redevelopment Agency Tax
  Allocation, Merged Area
  Redevelopment Project,
  Callable on 8/1/08 @102...     A2/A       5.250%  08/01/29   5,000,000      4,993,750
 San Jose Financing
  Authority, Convention
  Center Project, Series C,
  Callable on 9/1/01 @102...    A1/A+       6.400%  09/01/17   3,000,000      3,210,000
 San Jose Redevelopment
  Agency, Tax Allocation,
  Merged Area Redevelopment
  Project (MBIA Insured)....   Aaa/AAA      6.000%  08/01/15   3,670,000      4,211,325
 San Mateo County California
  Joint Powers Authority
  Lease Revenue Capital
  Projects, Series A (FSA
  Insured), Callable on
  7/15/08 @101..............   Aaa/AAA      5.125%  07/15/32   2,000,000      2,005,000
 Santa Ana Financing
  Authority, Police
  Administration and Holding
  Facility, Series A (MBIA
  Insured), Callable on
  7/1/04 @102...............   Aaa/AAA      5.625%  07/01/09   1,130,000      1,224,638
 Scotts Valley Unified
  School District, Series B
  (FGIC Insured), Callable
  8/1/05 @102...............    Aaa/NR      5.375%  08/01/17   1,295,000      1,333,850
 Southern California Public
  Power Authority, Power
  Project...................     A/A        6.750%  07/01/13   1,000,000      1,210,000

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 Southern California Rapid
  Transit District,
  Certificates of
  Participation, Workers
  Compensation Fund (MBIA
  Insured), Callable on
  1/1/01 @102.5.............   Aaa/AAA      6.000%  07/01/10  $1,000,000   $  1,065,000
 Thousand Oaks Redevelopment
  Agency, Thousand Oaks
  Boulevard Redevelopment
  (MBIA Insured), Callable
  on 12/1/05 @102...........   Aaa/AAA      5.250%  12/01/08   1,370,000      1,469,325
 Thousand Oaks Redevelopment
  Agency, Thousand Oaks
  Boulevard Redevelopment
  (MBIA Insured), Callable
  on 12/1/05 @102...........   Aaa/AAA      5.400%  12/01/09   1,290,000      1,388,363
 Turlock Industrial Refunded
  Revenue District, Series A
  (MBIA Insured)............   Aaa/AAA      6.000%  01/01/09   2,000,000      2,275,000
 Union City Community
  Redevelopment Agency, Tax
  Allocation Redevelopment
  Project (AMBAC Insured),
  Callable on 10/1/03
  @102......................   Aaa/AAA      5.850%  10/01/23   1,250,000      1,328,125
 University of California,
  Hospital Medical Center
  (AMBAC Insured), Callable
  on 7/1/06 @101............   Aaa/AAA      5.750%  07/01/24   5,000,000      5,325,000
 University of California,
  Hospital Medical Center
  (AMBAC Insured), Callable
  on 7/1/06 @101............   Aaa/AAA      6.000%  07/01/26   3,500,000      3,823,750

---------------
See Notes to Financial Statements.

                               MOODY'S/
                                  S&P
                                RATINGS             MATURITY  PRINCIPAL       VALUE
        DESCRIPTION           (UNAUDITED)    RATE     DATE      AMOUNT       (NOTE 2)
        -----------           -----------    ----   --------  ---------      --------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
 West Covina Redevelopment
  Agency, Community
  Facilities Special Tax,
  Fashion Plaza, Sinking
  Date 9/1/10 @100..........     NR/A       6.000%  09/01/17  $3,000,000   $  3,345,000
 Westwood Unified School
  District, Callable on
  8/1/06 @102...............    NR/BBB      6.500%  08/01/21   1,025,000      1,137,750
                                                                           ------------
                                                                            229,463,611
                                                                           ------------
PUERTO RICO -- 2.3%
 Puerto Rico Electric Power
  Authority, Series U,
  Callable on 7/1/04 @102...   Baa1/BBB     6.000%  07/01/14   5,000,000      5,412,500
                                                                           ------------
 TOTAL INVESTMENTS -- 99.6%
  (COST $217,880,269)(a)....                                                234,876,111
 OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%.......                                                  1,020,091
                                                                           ------------
 NET ASSETS -- 100.0%.......                                               $235,896,202
                                                                           ============

---------------

Percentages indicated are based on net assets of $235,896,202.

(a) Represents cost for Federal income tax and book purposes and differs from value by unrealized appreciation of $16,995,842.


AMBAC -- AMBAC Indemnity Corporation.
 AMT --  Interest on securities subject to Federal Alternative
         Minimum Tax.
 ETM --  Escrowed to Maturity.
FGIC --  Financial Guaranty Insurance Company.
 FHA --  Federal Housing Authority.
 FSA --  Financial Security Assurance Inc.
 LOC --  Letter of Credit.
MBIA --  Municipal Bond Insurance Association.
TCRS --  Trust Certificate Receipts.
  NR --  No rating assigned by Moody's or S&P.

+ Rate represents effective yield at date of purchase.
* Variable rate security. Maturity date reflects the next rate change date.

See Notes to Financial Statements.

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $20,272,367)....  $21,302,197
  Interest receivable.......................................      273,685
  Receivable for capital shares sold........................          200
  Deferred organizational costs.............................        8,311
                                                              -----------
Total Assets................................................   21,584,393
                                                              -----------
LIABILITIES:
  Payable to Bank...........................................       62,686
  Dividends payable.........................................       83,313
  Payable for capital shares redeemed.......................       35,088
  Investment advisory fees payable..........................       12,046
  Custodian and fund accounting fees payable................        5,375
  Transfer agent fees payable...............................        7,606
  Legal fees payable........................................          874
  Other accrued expenses....................................       29,461
                                                              -----------
Total Liabilities...........................................      236,449
                                                              -----------
NET ASSETS..................................................  $21,347,944
                                                              ===========
Shares Outstanding ($0.001 par value, 200 million shares
  authorized)...............................................    2,010,849
                                                              ===========
NET ASSET VALUE
  Net asset value and redemption price per share............  $     10.62
                                                              ===========
  Maximum Sales Charge......................................         5.50%
  Maximum Offering Price per share
    (Net Asset Value of Shares/ (100% -- Maximum Sales
      Charge))..............................................  $     11.24
                                                              ===========
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     2,011
  Additional paid-in capital................................   20,306,069
  Accumulated undistributed net investment income...........        5,033
  Accumulated net realized gains on investment
    transactions............................................        5,001
  Net unrealized appreciation on investments................    1,029,830
                                                              -----------
NET ASSETS, AUGUST 31, 1998.................................  $21,347,944
                                                              ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..................................................  $497,234
                                                              --------
EXPENSES:
  Investment advisory fees..................................    34,315
  Administration fees.......................................    19,608
  Shareholder service fees..................................    24,521
  Custodian and fund accounting fees........................    28,037
  Transfer agent fees.......................................     7,191
  Registration and filing fees..............................    11,512
  Organizational expense....................................        42
  Legal fees................................................       370
  Other expenses............................................    14,724
                                                              --------
    Total Expenses..........................................   140,320
Less: Fee waivers and reimbursements........................   (88,901)
    Expenses paid by third parties..........................    (2,331)
                                                              --------
Total Net Expenses..........................................    49,088
                                                              --------
NET INVESTMENT INCOME.......................................   448,146
                                                              --------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gain on investment transactions..............     5,000
  Net change in unrealized appreciation on investments......   236,722
                                                              --------
Net realized/unrealized gains on investments................   241,722
                                                              --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $689,868
                                                              ========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED    YEAR ENDED
                                                AUGUST 31, 1998    FEBRUARY 28,
                                                  (UNAUDITED)          1998
                                                ----------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......................    $   448,146      $   672,144
  Net realized gains on investment
    transactions..............................          5,000           37,910
  Net change in unrealized appreciation on
    investments...............................        236,722          410,519
                                                  -----------      -----------
Change in net assets resulting from
  operations..................................        689,868        1,120,573
                                                  -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares..................................       (448,146)        (672,117)
    K Shares..................................             --              (27)
  Net realized gains from investment
    transactions:
    A Shares..................................         (5,191)         (28,694)
                                                  -----------      -----------
Change in net assets from shareholder
  distributions...............................       (453,337)        (700,838)
                                                  -----------      -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.................      9,800,327        4,473,013
  Dividends reinvested........................        292,283          558,840
  Cost of shares redeemed.....................     (3,244,108)      (6,603,381)
                                                  -----------      -----------
Change in net assets from capital share
  transactions................................      6,848,502       (1,571,528)
                                                  -----------      -----------
Change in net assets..........................      7,085,033       (1,151,793)
NET ASSETS
  Beginning of Period.........................     14,262,911       15,414,704
                                                  -----------      -----------
  End of Period (including undistributed net
    investment income of $5,033 and $5,033,
    respectively).............................    $21,347,944      $14,262,911
                                                  ===========      ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $217,880,269)...  $234,876,111
  Interest receivable.......................................     3,032,887
  Receivable for capital shares sold........................       141,774
  Prepaid expenses..........................................         1,897
                                                              ------------
Total Assets................................................   238,052,669
                                                              ------------
LIABILITIES:
  Dividends payable.........................................       887,736
  Payable for capital shares redeemed.......................       535,067
  Payable to Bank...........................................       464,089
  Investment advisory fees payable..........................        60,117
  Administration fees payable...............................        40,183
  Shareholder service fees payable (A Shares)...............        49,911
  Custodian and fund accounting fees payable................        12,077
  Transfer agent fees payable...............................         3,481
  Distribution fees payable (B Shares)......................           541
  Legal fees payable........................................           629
  Other accrued expenses....................................       102,636
                                                              ------------
Total Liabilities...........................................     2,156,467
                                                              ------------
NET ASSETS..................................................  $235,896,202
                                                              ============
Net Assets:
  A Shares..................................................  $234,885,886
  B Shares..................................................     1,010,316
                                                              ------------
Total.......................................................  $235,896,202
                                                              ============
Shares Outstanding ($0.001 par value, 200 million shares
  authorized):
  A Shares..................................................    30,788,591
  B Shares..................................................       132,348
                                                              ------------
Total.......................................................    30,920,939
                                                              ============
NET ASSET VALUE:
  A Shares -- Net asset value and redemption price per
    share...................................................  $       7.63
                                                              ============

  Maximum Sales Charge (A Shares)...........................         5.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A
    Shares/(100% -- Maximum Sales Charge))..................  $       8.07
                                                              ============
  B Shares -- Net asset value, offering price and redemption
    price per share.........................................  $       7.63
                                                              ============
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     30,921
  Additional paid-in capital................................   217,691,345
  Accumulated undistributed net investment income...........       291,782
  Accumulated net realized gains on investment
    transactions............................................       886,312
  Net unrealized appreciation on investments................    16,995,842
                                                              ------------
Net Assets, August 31, 1998.................................  $235,896,202
                                                              ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..................................................  $6,337,279
                                                              ----------
EXPENSES:
  Investment advisory fees..................................     351,771
  Administration fees.......................................     234,515
  Shareholder service fees (A Shares).......................     292,937
  Shareholder service fees (B Shares).......................         205
  Distribution fees (B Shares)..............................         614
  Custodian and fund accounting fees........................      48,745
  Transfer agent fees.......................................      72,312
  Legal fees................................................       4,094
  Other expenses............................................      70,559
                                                              ----------
    Total Expenses..........................................   1,075,752
Less: Expenses paid by third parties........................      (1,433)
                                                              ----------
Total Net Expenses..........................................   1,074,319
                                                              ----------
NET INVESTMENT INCOME.......................................   5,262,960
                                                              ----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gain on investment transactions..............     886,312
  Net change in unrealized appreciation on investments......   1,400,966
                                                              ----------
Net realized/unrealized gains on investments................   2,287,278
                                                              ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $7,550,238
                                                              ==========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED    YEAR ENDED
                                               AUGUST 31, 1998    FEBRUARY 28,
                                                 (UNAUDITED)          1998
                                               ----------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income......................    $  5,262,960     $ 10,401,567
  Net realized gains on investment
    transactions.............................         886,312        2,654,339
  Net change in unrealized
    appreciation(depreciation) on
    investments..............................       1,400,966        6,125,217
                                                 ------------     ------------
  Change in net assets resulting from
    operations...............................       7,550,238       19,181,123
                                                 ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares.................................      (5,259,700)     (10,401,540)
    K Shares.................................          (3,261)             (27)
  Net realized gains from investment
    transactions:
    A Shares.................................      (2,223,061)        (414,788)
    B Shares.................................          (9,514)              --
                                                 ------------     ------------
Change in net assets from shareholder
  distributions..............................      (7,495,536)     (10,816,355)
                                                 ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued................      52,559,444       31,684,108
  Dividends reinvested.......................       4,202,898        6,597,508
  Cost of shares redeemed....................     (34,905,818)     (53,772,246)
                                                 ------------     ------------
Change in net assets from capital share
  transactions...............................      21,856,524      (15,490,630)
                                                 ------------     ------------
Change in net assets.........................      21,911,226       (7,125,862)
NET ASSETS
  Beginning of Period........................     213,984,976      221,110,838
                                                 ------------     ------------
  End of Period (Including undistributed net
    investment income of $291,782 and
    $291,783, respectively)..................    $235,896,202     $213,984,976
                                                 ============     ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon National Municipal Bond Fund (the "National Municipal Bond Fund") and the Pacific Horizon California Municipal Bond Fund (the "California Municipal Bond Fund") (formerly, Pacific Horizon California Tax-Exempt Bond Fund), collectively the "Funds", individually the "Fund". The Funds offer A Shares and effective July 15, 1998, the California Municipal Bond Fund began offering B Shares. A Shares have a Shareholder Services Plan and B Shares have a Distribution and Services plan. B Shares of the California Municipal Bond Fund held for 9 years will automatically convert into A Shares of the California Municipal Bond Fund.

The investment objectives of the Funds are as follows:

    The Funds seek to achieve a high level of current income exempt from Federal income tax and in the case of the California Municipal Bond Fund, exempt from California State personal income tax as well, as is consistent with prudent investment management and preservation of capital.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Funds' investment adviser and administrator. On September 15, 1997, Bank of America assumed the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica, continues to serve the Funds on substantially identical terms as described in Note 3.

    Bank of America entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, but not limited to, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI"), serves as principal underwriter and distributor of shares of the funds. PFPC serves as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Funds values portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The Funds may also use an independent pricing service, approved by the Board of Directors, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month after the trade date.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The National Municipal Bond Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized by the Fund on a straight line basis over five years.

    The National Municipal Bond Fund and the California Municipal Bond Fund maintain a cash balance with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended August 31, 1998, custodian fees and expenses paid by third parties were increased by $2,331 and $1,433 for the National Municipal Bond Fund and the California Municipal Bond Fund, respectively. There was no effect on net investment income. The Funds could have invested such cash amounts in income producing assets if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually.

However, to the extent net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1998, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                                                       ACCUMULATED UNDISTRIBUTED
                                                         NET INVESTMENT INCOME
                                                       -------------------------
National Municipal Bond Fund.........................          $   (249)
California Municipal Bond Fund.......................           103,040

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute at least annually, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory and Administration Agreement with Bank of America. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Funds, which is accrued daily and payable monthly, at an annual rate of 0.35% and 0.30% of the National Municipal Bond Fund's and California Municipal Bond Fund's average daily net assets, respectively. For the six months ended August 31, 1998, Bank of America waived $34,315 of Investment Advisory fees from the National Municipal Bond Fund. Pursuant to the terms of the Administration Agreement, Bank of America is entitled to a fee from the Funds, which is accrued daily and payable monthly, at an annual rate of 0.20% and 0.20% of the average daily net assets of the National Municipal Bond Fund and California Municipal Bond Fund, respectively. For the six months ended August 31, 1998, Bank of America waived a portion of administrative fees totaling $19,609 for the National Municipal Bond Fund. For the six months ended August 31, 1998, Bank of America reimbursed $10,456 of operating expenses of the National Municipal Bond Fund.

    For the six months ended August 31, 1998, PDI advised the Funds that it retained $1,480 and $7,365, respectively from commissions earned on sales of the National Municipal Bond Fund's and California Municipal Bond Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $12,106 and $45,520, respectively, from commissions earned on sales of the National Municipal Bond Fund's and California Municipal Bond Fund's shares, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays for shareholder servicing expenses related to the Funds' A Shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. The Plan provides that if, in any month, the fees paid to PDI are less than the costs incurred by PDI, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred. For the six months ended August 31, 1998, the National Municipal Bond Fund and California Municipal Bond Fund incurred charges of $24,521 and $292,937, respectively, pursuant to the Plan. The Funds were advised that of these amounts, PDI retained $82,037 from the California Municipal Bond Fund, and Bank of America and its affiliates retained $185,190 from the California Municipal Bond Fund. For the six months ended August 31, 1998, PDI waived $24,521 for the National Municipal Bond Fund.

    The Funds have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 act, under which the B Shares of the California Municipal Bond Fund pay Bank of America for costs incurred in connection with distribution of the B Shares and for shareholder servicing fees to Service Organizations. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Fund's B Shares. For the period ended August 31, 1998, the California Municipal Bond Fund incurred charges of $819, pursuant to the Plan.

    For the six months ended August 31, 1998, PFPC earned $7,191 and $72,312 from the National Municipal Bond Fund and California Municipal Bond Fund, respectively, for transfer agency and dividend disbursing agency services performed.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Company. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $60,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $40,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director will receive an additional 10% of their annual Director's retainer for each year of service between years six and nine, plus one half of the difference between 100% and the director's applicable percentage. A Director who dies or resigns after ten years of service as a director, will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or
(ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director after February 28, 1994; however, a Director in office on March 18, 1998 who either resigns in good standing or dies before completing five years of service as a Director should be assigned an Applicable Percentage of 50 percent. Aggregate costs pursuant to the Retirement Plan amounted to $571 and $675 for the National Municipal Bond Fund and California Municipal Bond Fund, respectively, for the six months ended August 31, 1998. A Director who comes into office after March 18, 1998 is ineligible to participate in the Retirement Plan.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1998, the cost of purchases and the proceeds from sales of the National Municipal Bond Fund's portfolio securities (excluding short-term investments) amounted to $15,305,537 and $8,272,495, respectively, and the cost of purchases and the proceeds from sales of California Municipal Bond Fund's portfolio securities (excluding short-term investments) amounted to $76,600,027 and $57,669,312, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Funds are summarized below:

                                                         NATIONAL MUNICIPAL BOND FUND
                                                    ---------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 1998         YEAR ENDED
                                                       (UNAUDITED)       FEBRUARY 28, 1998
                                                    -----------------    ------------------
                                                    SHARES    AMOUNT     SHARES     AMOUNT
                                                    ------    -------    ------    --------
A SHARES (000'S)
 Issued...........................................    936     $9,800       432     $  4,473
 Reinvested.......................................     28        292        54          558
 Redeemed.........................................   (309)    (3,243)     (645)      (6,602)
                                                     ----     -------     ----     --------
Net increase/(decrease)...........................    655     $6,849      (159)    $ (1,571)
                                                     ====     =======     ====     ========
K SHARES (a)
 Issued...........................................     --         --        --     $     --
 Reinvested.......................................     --         --         3           31
 Redeemed.........................................     --         --      (106)      (1,096)
                                                     ----     -------     ----     --------
Net (decrease)....................................     --         --      (103)    $ (1,065)
                                                     ====     =======     ====     ========

                                                         CALIFORNIA MUNICIPAL BOND FUND
                                                    ----------------------------------------
                                                     SIX MONTHS ENDED
                                                     AUGUST 31, 1998          YEAR ENDED
                                                       (UNAUDITED)        FEBRUARY 28, 1998
                                                    ------------------    ------------------
                                                    SHARES     AMOUNT     SHARES     AMOUNT
                                                    ------    --------    ------    --------
A SHARES (000'S)
Issued............................................  6,795     $51,509     4,291     $ 31,684
 Reinvested.......................................    551       4,194       885        6,597
 Redeemed.........................................  (4,583)   (34,855)    (7,234)    (53,771)
                                                    ------    --------    ------    --------
Net increase/(decrease)...........................  2,763     $20,848     (2,058)   $(15,490)
                                                    ======    ========    ======    ========
B SHARES (000'S)(b)
 Issued...........................................    137     $ 1,050        --           --
 Reinvested.......................................      1           9        --           --
 Redeemed.........................................     (6)        (50)       --           --
                                                    ------    --------    ------    --------
Net increase......................................    132     $ 1,009        --           --
                                                    ======    ========    ======    ========

                                                         CALIFORNIA MUNICIPAL BOND FUND
                                                    ----------------------------------------
                                                     SIX MONTHS ENDED
                                                     AUGUST 31, 1998          YEAR ENDED
                                                       (UNAUDITED)        FEBRUARY 28, 1998
                                                    ------------------    ------------------
                                                    SHARES     AMOUNT     SHARES     AMOUNT
                                                    ------    --------    ------    --------
K SHARES (a)
 Issued...........................................     --          --        --     $     --
 Reinvested.......................................     --          --         4           31
 Redeemed.........................................     --          --      (146)      (1,094)
                                                    ------    --------    ------    --------
Net (decrease)....................................     --          --      (142)    $ (1,063)
                                                    ======    ========    ======    ========

---------------

(a) During the fiscal year ended February 28, 1998 the Funds' former administrator redeemed 106 shares and 146 shares, respectively, of K Shares of National Municipal Bond Fund and California Municipal Bond Fund valued at $1,096 and $1,094, respectively, which resulted in a complete liquidation of this class of shares.

(b) Period from July 15, 1998 (inception date) to August 31, 1998.

NOTE 7 -- CONCENTRATION OF CREDIT RISK

    The California Municipal Bond Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' ability to meet their obligations may be affected by California economic or political developments.

    The National Municipal Bond Fund invests substantially all of its assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentality's, and political sub-divisions.

    The Funds had the following concentrations by type of obligation at August 31, 1998 (as a percentage of total investments).

                                                          NATIONAL    CALIFORNIA
                                                          MUNICIPAL   MUNICIPAL
                                                            BOND         BOND
                                                          ---------   ----------
Airport Facilities......................................      9.4%        6.1%
Certificates of Participation...........................      0.4         6.9
Education...............................................      5.7         2.1
General Obligations.....................................      1.8         2.0
Health & Medical Facilities.............................      8.3         9.0
Home Building and Land Development......................      3.0         5.5
Industrial Development..................................      3.0         1.8
Leases..................................................      1.3         2.8
Leasing.................................................       --         1.7
Pollution Control Revenue & Industrial Development......      3.5         7.5
Power Projects..........................................       --         1.8
Property Redevelopment..................................      1.1         1.4
Public Facilities.......................................       --         5.4
Revenue.................................................     38.4        29.2
Sales Tax Revenue.......................................      0.3         2.1
Sewer Projects..........................................      0.7          --
Tax Revenue Anticipation Notes..........................      4.3         3.7
Transportation..........................................      6.8         1.9
Utilities...............................................      5.4         2.3
Water & Power Projects..................................      6.6         6.8
                                                            -----       -----
                                                            100.0%      100.0%
                                                            =====       =====

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                            SIX
                                           MONTHS
                                           ENDED                        YEAR                                  PERIOD
                                         AUGUST 31,                    ENDED                                  ENDED
                                            1998         FEB. 28,     FEB. 28,     FEB. 29,     FEB. 28,     FEB. 28,
                                        (UNAUDITED)        1998       1997(a)        1996         1995       1994(b)
                                        ------------     --------     --------     --------     --------     --------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF PERIOD............................    $  10.52       $  10.18     $  10.15     $   9.64     $   9.89     $  10.00
                                          --------       --------     --------     --------     --------     --------
Income from investment operations:
Net investment income.................        0.24           0.50         0.50         0.54         0.50         0.01
Net realized and unrealized
 gains/(losses) on investment
 transactions.........................        0.10           0.36         0.06         0.51        (0.25)       (0.11)
                                          --------       --------     --------     --------     --------     --------
Total income/(loss) from investment
 operations...........................        0.34           0.86         0.56         1.05         0.25        (0.10)
                                          --------       --------     --------     --------     --------     --------
Less Dividends and Distributions:
Dividends to shareholders from net
 investment income....................       (0.24)         (0.50)       (0.50)       (0.54)       (0.50)       (0.01)
Dividends to shareholders from net
 realized gains on investment
 transactions.........................       (0.00)(e)      (0.02)       (0.03)          --           --           --
                                          --------       --------     --------     --------     --------     --------
Total Dividends and Distributions.....       (0.24)         (0.52)       (0.53)       (0.54)       (0.50)       (0.01)
                                          --------       --------     --------     --------     --------     --------
Net change in net asset value per
 share................................        0.10           0.34         0.03         0.51        (0.25)       (0.11)
                                          --------       --------     --------     --------     --------     --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...............................    $  10.62       $  10.52     $  10.18     $  10.15     $   9.64     $   9.89
                                          ========       ========     ========     ========     ========     ========
Total return (excludes sales
 charge)..............................        3.32%(c)       8.65%        5.66%        1.16%        2.78%       (1.00%)(c)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)....    $ 21,348       $ 14,263     $ 15,414     $ 12,242     $  2,520     $    733
 Ratio of expenses to average net
   assets.............................        0.50%(d)       0.50%        0.49%        0.12%        0.00%        0.00%(d)
 Ratio of net investment income to
   average net assets.................        4.57%(d)       4.84%        4.96%        5.24%        5.30%        1.15%(d)
 Ratio of expenses to average net
   assets*............................        1.43%(d)**     1.60%**      2.22%**      2.71%**     17.46%      170.99%(d)
 Ratio of net investment income/(loss)
   to average net assets*.............        3.64%(d)       3.74%        3.25%        2.65%      (12.16%)    (169.84%)(d)
Portfolio turnover rate...............          43%            36%          12%          38%          20%          15%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the six months ended August 31, 1998 and the years ended February 28, 1998 and 1997 and February 29, 1996, the
     Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated.
     The ratio of net investment income was not affected.
(a) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b)  Period from January 28, 1994 (inception date) to February
     28, 1994.
(c)  Not annualized.
(d)  Annualized.
(e) Includes distribution in excess of less than $0.01 per share.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                       SIX MONTHS                               YEAR ENDED
                                          ENDED           -------------------------------------------------------
                                       AUGUST 31,          FEB.        FEB.        FEB.        FEB.        FEB.
                                          1998              28,         28,         29,         28,         28,
                                       (UNAUDITED)         1998       1997(a)      1996        1995        1994
                                       -----------        -------     -------     -------     -------     -------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF PERIOD...........................    $ 7.64           $ 7.35      $ 7.45      $ 7.12      $ 7.49      $ 7.51
                                         ------           ------      ------      ------      ------      ------
Income from Investment Operations:
 Net investment income...............      0.17             0.35        0.36        0.37        0.38        0.38
 Net realized and unrealized gains
   (losses) on investment
   transactions......................      0.06             0.29       (0.05)       0.33       (0.37)       0.04
                                         ------           ------      ------      ------      ------      ------
Total income from investment
 operations..........................      0.23             0.64        0.31        0.70        0.01        0.42
                                         ------           ------      ------      ------      ------      ------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.................     (0.17)           (0.35)      (0.36)      (0.37)      (0.38)      (0.38)
 Dividends to shareholders from net
   realized gains on investment
   transactions......................     (0.07)              --       (0.05)         --          --       (0.06)
                                         ------           ------      ------      ------      ------      ------
Total Dividends and Distributions....     (0.24)           (0.35)      (0.41)      (0.37)      (0.38)      (0.44)
                                         ------           ------      ------      ------      ------      ------
Net change in net asset value per
 share...............................     (0.01)            0.29       (0.10)       0.33       (0.37)      (0.02)
                                         ------           ------      ------      ------      ------      ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..............................    $ 7.63           $ 7.64      $ 7.35      $ 7.45      $ 7.12      $ 7.49
                                         ======           ======      ======      ======      ======      ======
Total return (excludes sales
 charge).............................      3.13% (b)        9.18%       4.29%      10.12%       0.36%       5.65%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)........................    $  235           $  214      $  221      $  221      $  195      $  245
 Ratio of expenses to average net
   assets............................      0.92% (c)        0.90%       0.90%       0.94%       0.95%       0.96%
 Ratio of net investment income to
   average net assets................      4.49% (c)        4.74%       4.88%       5.11%       5.43%       4.96%
 Ratio of expenses to average net
   assets*...........................      0.92%***(c)      1.06%**     1.10%**     1.14%**     1.15%       1.11%
 Ratio of net investment income to
   average net assets*...............      4.49%***(c)      4.58%       4.68%       4.91%       5.23%       4.81%
Portfolio turnover rate..............        25%              28%         34%         57%         20%         15%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1998 and 1997 and
     February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
***  Fees paid to third parties had no effect on the ratios.
(a) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b)  Not annualized.
(c)  Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              AUGUST 31, 1998(a)
                                                                 (UNAUDITED)
                                                              ------------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............        $ 7.61
                                                                    ------
Income from Investment Operations:
  Net investment income.....................................          0.03
  Net realized and unrealized gains (losses) on investment
    transactions............................................          0.09
                                                                    ------
Total income from investment operations.....................          0.12
Less Dividends and Distributions:
  Dividends to shareholders from net investment income......         (0.03)
  Dividends to shareholders from net realized gains on
    investment transactions.................................         (0.07)
                                                                    ------
Total Dividends and Distributions...........................         (0.10)
                                                                    ------
Net change in net asset value per share.....................          0.02
                                                                    ------
NET ASSET VALUE PER SHARE, END OF PERIOD....................        $ 7.63
                                                                    ======
Total return (excludes sales charge)........................          1.68% (b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000).........................        $1,010
  Ratio of expenses to average net assets...................          1.65% (c)
  Ratio of net investment income to average net assets......          3.82% (c)
  Ratio of expenses to average net assets*..................          1.66%**(c)
  Ratio of net investment income to average net assets*.....          3.82% (c)
Portfolio turnover rate.....................................            25%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the period ended August 31, 1998, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a)  Period from July 15, 1998 (inception date) to August 31,
     1998.
(b)  Not annualized.
(c)  Annualized.
(d) Includes distributions in excess of less than $0.01 per share.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Municipal Bond Fund
       [ ] Flexible Income Fund
                                         Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money Market
                                              Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Secaucus, NJ
                                 Permit No. 237

                             [PACIFIC HORIZON LOGO]

                    Provident Distributor, Inc., Distributor
PHF-5004 8/98

                          PACIFIC HORIZON INCOME FUND
                               SEMI-ANNUAL REPORT
                                August 31, 1998

                           Short-Term Government Fund

                               Investing For All
                             The Times Of Your Life

                                NOT FDIC INSURED

                       PACIFIC   HORIZON   INCOME   FUND

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                             Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,           NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN              FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE          INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

          ..................................

                                                                        Contents

                                      FUND FACTS                       2-3

                                      UNDERSTANDING YOUR SHAREHOLDER
                                        REPORT                         4-6

                                      ECONOMIC REVIEW FROM THE
                                        INVESTMENT ADVISER             8-9

                                      SHAREHOLDER VOTING RESULTS       10-12

                                      PACIFIC HORIZON SHORT-TERM
                                        GOVERNMENT FUND

                                      PORTFOLIO OF INVESTMENTS         13-14

                                      STATEMENT OF ASSETS
                                        AND LIABILITIES                15

                                      STATEMENT OF OPERATIONS          16

                                      STATEMENTS OF CHANGES
                                        IN NET ASSETS                  17

                                      NOTES TO FINANCIAL STATEMENTS    18-23

                                      FINANCIAL HIGHLIGHTS                24

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others such as the money market funds, strive to maintain a stable net asset value but offer no growth potential.

---------------------------------------------------------------------------
            FUND NAME                        INVESTMENT OBJECTIVE
---------------------------------------------------------------------------
 International Equity               Long-Term Capital Growth
 ...........................................................................
 Aggressive Growth                  Maximum Capital Appreciation
 ...........................................................................
 Blue Chip                          Long-Term Capital Appreciation
 ...........................................................................
 Capital Income                     Total Investment Return
 ...........................................................................
 Asset Allocation                   Long-Term Growth
 ...........................................................................
 Flexible Income                    High Current Income
 (formerly Corporate Bond)
 ...........................................................................
 Intermediate Bond                  Income and Capital Appreciation
 ...........................................................................
 U.S. Government Securities         High Level of Current Income
 ...........................................................................
 Short-Term Government              High Current Income with Relative
                                    Stability of Principal
 ...........................................................................
 National Municipal Bond*           High Level of Federal Tax-Free
                                    Current Income
 ...........................................................................
 California Municipal Bond*         High Level of Federal and California
 (formerly California Tax-Exempt    Tax-Free Current Income
 Bond)
 ...........................................................................
 Money Market Funds+                High Current Income Plus Principal
 - Prime                            Stability
 - Treasury
 - Government
 - Treasury Only
 ...........................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                 High Level of Federal Tax-Free Current
                                    Income Plus Principal Stability
 - California Tax-Exempt Money      High Level of Federal and California
   Market                           Tax-Free Current Income Plus Principal
                                    Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your Investment Specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

---------------------------------------------------------------------------
PORTFOLIO CONSISTS PRIMARILY OF...    APPROPRIATE FOR INVESTORS WHO SEEK
---------------------------------------------------------------------------
 Foreign Equity Securities          Diversification into foreign equity
                                    markets with associated risk.
 ...........................................................................
 Small Capitalization Stocks        Higher-than-average long-term growth
                                    potential with higher-than-average
                                    risk.
 ...........................................................................
 Blue Chip Stocks                   Long-term growth potential from
                                    investments in the stocks of
                                    well-established companies.
 ...........................................................................
 Convertible Bonds and Convertible  Combined potential for current income
 Preferred Stocks                   and capital appreciation.
 ...........................................................................
 Stocks, Bonds and Cash             Long-term growth potential and current
 Equivalents                        income from stocks and bonds.
 ...........................................................................
 Investment-Grade Corporate Debt    High monthly income potential with
                                    reasonable investment risk.
 ...........................................................................
 Investment-Grade Corporate and     Regular monthly income from a
 U.S. Government Securities         diversified portfolio of
                                    investment-grade securities.
 ...........................................................................
 GNMAs and Other U.S. Government    High monthly income potential and low
 Securities                         credit risk.
 ...........................................................................
 U.S. Government and Government     Monthly income and relative stability
 Agency Securities                  of investment.
 ...........................................................................
 Investment-Grade Municipal Debt    Monthly tax-free income.
 Securities
 ...........................................................................
 Investment-Grade California        High monthly double tax-free income.
 Municipal Securities
 ...........................................................................
 High-Quality Corporate and/or      A flexible, convenient way to manage or
 U.S. Government Short-Term         accumulate cash while waiting for other
 Obligations                        investment opportunities.
 ...........................................................................
 Short-Term Municipal Obligations   A tax-free way to manage or accumulate
                                    cash while waiting for other investment
                                    opportunities.
 ...........................................................................
 Short-Term California Municipal    A tax-free way to manage or accumulate
 Obligations                        cash while waiting for other investment
                                    opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The Financial Statements and Financial Highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.
                                        [3 SAMPLE PAGES]
The FUND OVERVIEW AND
INTERVIEW WITH YOUR INVESTMENT
MANAGER enables you to gain
insight into the Fund's
investments and learn more
about the Fund manager's
strategies.


                            Because a picture or chart can help clarify the
                            text, the investment management team may have
[CHART PAGES]               illustrated the most important features of the Fund.
                            The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.

The Financial Statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                  NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)
[SAMPLE PAGE]
                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE



The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND
[SAMPLE PAGE]
                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND

                                  OPERATIONS

LOGO

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

LOGO

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios, such as the total investment return for each period, the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The global financial crisis has dominated the economic news in recent months. There are renewed fears that the effect of the Asian currency crisis is spreading to other economies in the world, including North and South America. The Russian Ruble has experienced a sharp decline as debate continues regarding political and economic changes. The pace of economic reform in Japan has been alarmingly slow, with the recent interest rate reduction reflecting only the first significant action taken in this regard. Markets in Canada and Mexico continue to reflect concerns relating to commodities. Moreover, investors have become increasingly concerned about the sustainability of U.S. corporate profits, resulting in a significant decline in the U.S. equity markets. The current global economic crisis is generating greater concern, as it increasingly affects a larger number of key American trading partners.

The U.S. economy has been affected both positively and negatively by the global financial crisis. Low interest and inflation rates have stimulated domestic demand for housing, autos and other consumer goods. However, manufacturing activity is slowing, particularly in trade exports, and cutbacks have been made in production and personnel within some industries. The Gross Domestic Product ("GDP") rose at a 1.8%(1) rate in the second quarter, below the first quarter's 5.5%(1) growth rate, reflecting the deterioration in the trade balance and a slowdown in business investment in equipment and inventories. While the U.S. economy remains strong in the third quarter, it is no longer immune from the effects of the crisis. Additionally, prospects for U.S. growth and corporate profits are less secure.

Economic reports continue to indicate that inflation is under control in manufacturing and consumer-related areas. The prices paid to U.S. factories, farmers and other producers (as measured by the Producer Price Index "PPI") fell 0.4%(1) in August, the largest drop in seven months. In the first eight months of 1998, consumer prices rose at an annual rate of 1.6%(1), which is the same as the first eight months of 1997. Inflation has remained innocuous as weakening economies in Asia have depressed commodity prices and the cost of goods imported into the U.S.

In a departure from the recent past, it appears that the Federal Reserve Board (the "Fed") now has a higher level of anxiety about the outlook for the global economy and is becoming more concerned about the increasing risks of slowing economic growth rather than the dangers of rising inflation. In a recent speech, Fed Chairman Alan Greenspan hinted that the Fed might consider lowering interest rates if it becomes increasingly likely that the Asian currency crisis will spread to the U.S. economy. Although the Federal Open Market Committee ("FOMC") left the Fed Funds' target interest rate unchanged at 5.50% at the most recent FOMC meeting held in August; some analysts now expect a reduction in rates sometime soon.

The main benefactor of the global financial uncertainty has clearly been the U.S. Treasury market. U.S. Treasuries have replaced gold as the safe haven of choice, as many investors are reaping the financial rewards of owning these types of securities. On July 17, the day that the equity markets peaked, the Treasury 10-year note had a closing yield of approximately 5.5%(1). As of August 31, the yield on this note was 4.97%(1). The fixed income markets now reflect expectations of an interest rate reduction, as evidenced by the entire Treasury yield curve trading below 5.50%.

The turmoil in overseas markets, the decline in commodity prices, and the global competition from cheaper imports have also caused the credit sectors to widen appreciably against Treasuries. Credit risk is now at a heightened level, as the expectation of lower profit prospects has become more apparent to investors. Additional downward revisions to corporate earnings estimates will put further pressure on corporate spreads until the economic situation begins to improve in Asia.

The Standard & Poor's 500 stock index ("S&P 500") fell 8.0%(2) on a total return basis during the 6-month period ended August 31. While the stocks of large, name-brand companies have been battered during the month of August, smaller company stocks have been hit even harder. The S&P 500 declined 19%(2) from its high on July 17 and the Russell 2000 Index dropped 30%(3) from its high recorded in April. Year-to-date, the performance disparity has been even larger between large cap and small cap stocks. Since the beginning of the year, the S&P 500 is down 0.4%(2) and the Russell 2000 Index has dropped 22.1%(3), constituting a spread of 21.7 percentage points.

Investors are becoming increasingly concerned about the sustainability of U.S. corporate profits. Investors had been willing to pay record-high valuations for stocks because interest rates were low, inflation was under control and economies around the world were expanding. Not only are the developed Asian countries faltering, but the economic turmoil has also extended to Russia and several emerging market countries. So far, the U.S. market has been fairly well insulated from the economic problems overseas, but U.S. companies are now beginning to feel the negative impact from depressed overseas business conditions. Investor confidence in a continued economic expansion will not occur until Asia and Russia implement appropriate measures to rectify their economic and political problems.

LOOKING FORWARD

The U.S. government is still expected to post a budget surplus when the fiscal year ends on September 30. Rising incomes, low unemployment and stock market gains earlier in the year have generated abundant tax collections. Reduced government spending has also contributed to decreasing interest payments on government debt.

The outlook for the remainder of 1998 is unclear. We continue to believe that the economic impact from Asia will be moderate, with the U.S. economy slowing, but sustaining a near normal growth rate of 2.5% in the third quarter. Just as the market was overly optimistic at the beginning of the summer, we suspect that the markets' current doldrums are too extreme.

Sincerely,
Kirk Hartman
Kirk Hartman
Chief Investment Officer
Fixed Income Management
---------------

( 1) Source - Bloomberg, 1998.

( 2) Source - Bloomberg, 1998. The S&P 500 Index is an index that is representative of the large capitalization U.S. equity market as a whole and cannot be invested in directly.

( 3) Source - Bloomberg, 1998. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole and cannot be invested in directly.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Results (Unaudited) of Annual Meeting of Shareholders
Convened on June 19, 1998
Reconvened on June 26, 1998 and July 1, 1998
Reconvened and Adjourned on July 20, 1998

    The Annual Meeting of Shareholders of Pacific Horizon Funds, Inc. (the "Company") was convened on June 19, 1998, reconvened on June 26, 1998 and July 1, 1998, and reconvened and adjourned on July 20, 1998. The Funds of the Company are: Aggressive Growth Fund, Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund (formerly California Tax-Exempt Bond Fund), California Tax-Exempt Money Market Fund, Capital Income Fund, Flexible Income Fund (formerly Corporate Bond Fund), Government Fund, Intermediate Bond Fund, International Equity Fund, National Municipal Bond Fund, Prime Fund, Short-Term Government Fund, Tax-Exempt Money Fund, Treasury Fund, Treasury Only Fund, and U.S. Government Securities Fund. The Annual Meeting was held in order to vote on the following purposes:

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
   1.      To elect Messrs. Edward S. Bottum, William P. Carmichael,
           Thomas M. Collins, Douglas B. Fletcher, Robert E. Greeley,
           and Cornelius J. Pings, Directors of the Company;
   2.      With respect to each Fund except the Blue Chip and
           Intermediate Bond Funds, to approve or disapprove a new
           Investment Advisory Agreement between the Company and Bank of America NT&SA;
   3.      With respect to the International Equity Fund, to approve or disapprove a new Sub-Advisory Agreement between Bank of
           America NT&SA and Wellington Management Company, LLP;
   4.      To approve or disapprove an amendment to the Company's
           Charter;
   5.      To approve or disapprove changes to the following
           fundamental investment limitations of each Fund of the
           Company:
           A) limitation on underwriting of securities;
           B) limitation on real estate transactions;
           C) limitation on commodity transactions;
           D) limitation on industry concentration;
           E) limitation on lending;
           F) limitation on borrowing and issuance of senior
           securities; and
           G) limitation on issuer concentration.
   6.      To approve or disapprove certain changes to the following
           fundamental investment policies and limitations, including a change to make all of such policies and limitations
           non-fundamental:
           A) with respect to each Fund, the limitation on short sales and purchasing securities on margin;

PROPOSAL
 NUMBER                               ISSUE
--------                              -----
           B) with respect to the National Municipal Bond, Aggressive
           Growth, California Municipal Bond, Prime, Treasury and
           California Tax-Exempt Money Market Funds, the limitation on purchasing securities of companies for the purpose of
           exercising control;
           C) with respect to each Fund except the Government and
           Treasury Only Funds, the limitation on purchasing securities of other investment companies;
           D) with respect to each Fund except the Aggressive Growth,
           Short-Term Government, Prime, Treasury, Government and
           Treasury Only Funds, the limitation on put, call, straddle and spread transactions;
           E) with respect to each Fund except the National Municipal
           Bond, International Equity, Flexible Income, Short-Term
           Government and California Tax-Exempt Money Market Funds, the
           limitation on illiquid securities;
           F) with respect to the Intermediate Bond, Blue Chip and
           Asset Allocation Funds, the limitation on transactions in
           certain securities by Board members;
           G) with respect to the U.S. Government Securities, Capital
           Income, California Municipal Bond and California Tax-Exempt
           Money Market Funds, the limitation on unseasoned issuers;
           H) with respect to the Aggressive Growth Fund, the policy on investment in equity securities;
           I) with respect to the U.S. Government Securities Fund, the policy with respect to investment in certificates of the
           Government National Mortgage Association;
           J) with respect to the Capital Income Fund, the policy with respect to investment in convertible securities;
           K) with respect to the California Municipal Bond Fund, the policy with respect to investment in California municipal
           securities;
           L) with respect to the Tax-Exempt Money Fund, the policy
           with respect to investment in municipal securities; and
           M) with respect to the California Tax-Exempt Money Market
           Fund, the policy with respect to investment in California
           municipal securities;
   7.      To approve or disapprove a change in the fundamental
           investment objective to a non-fundamental investment
           objective of the following Funds: National Municipal Bond,
           International Equity, Flexible Income, Intermediate Bond,
           Blue Chip, Asset Allocation, Aggressive Growth, U.S.
           Government Securities, Capital Income, California Municipal
           Bond, Short-Term Government, Prime, Treasury, Tax-Exempt
           Money and California Tax-Exempt Money Market Funds;
   8.      To approve or disapprove a new fundamental investment
           limitation of the Prime Fund with regard to its industry
           concentration;
   9.      To ratify or reject the selection of PricewaterhouseCoopers
           LLP as the Company's independent accountants for the fiscal year ending February 28, 1999; and
  10.      The transaction of such other business as may properly come before the meeting or any adjournment.

    At the adjournment of the annual meeting on July 20, 1998, the voting results for each proposal were as follows:

    The voting results for each proposal are shown below:

PACIFIC HORIZON FUNDS, INC. -- ALL FUNDS

                                    TOTAL SHARES           TOTAL                                                ABSTAIN/
                                     OUTSTANDING        SHARES VOTED           FOR             AGAINST          WITHHELD
                                  -----------------   ----------------   ----------------   --------------   --------------
PROPOSAL 1                        16,453,350,969.00   8,801,633,895.00
 EDWARD S. BOTTUM                                                        8,467,391,981.00        None        334,241,914.00
 WILLIAM P. CARMICHAEL                                                   8,467,179,418.00        None        334,454,477.00
 THOMAS M. COLLINS                                                       8,471,273,838.00        None        330,360,057.00
 DOUGLAS B. FLETCHER                                                     8,471,465,627.00        None        330,168,268.00
 ROBERT E. GREELEY                                                       8,473,868,183.00        None        327,765,712.00
 CORNELIUS J. PINGS                                                      8,471,905,332.00        None        329,728,563.00
PROPOSAL 4                        16,453,350,969.00   8,801,633,895.00   7,331,226,557.00   502,598,566.00   373,049,306.00
PROPOSAL 9                        16,453,350,969.00   8,801,633,878.00   8,428,348,263.00   85,000,838.00    288,284,777.00

                                      BROKER       PASS/
                                     NON VOTE      FAIL
                                  --------------   -----
PROPOSAL 1                                         PASS
 EDWARD S. BOTTUM                      None
 WILLIAM P. CARMICHAEL                 None
 THOMAS M. COLLINS                     None
 DOUGLAS B. FLETCHER                   None
 ROBERT E. GREELEY                     None
 CORNELIUS J. PINGS                    None
PROPOSAL 4                        594,759,466.00   FAIL
PROPOSAL 9                             None        PASS

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND

                                    TOTAL SHARES      TOTAL                                ABSTAIN/     BROKER     PASS/
                                    OUTSTANDING    SHARES VOTED       FOR        AGAINST   WITHHELD    NON VOTE    FAIL
                                    ------------   ------------   ------------   -------   --------   ----------   -----
PROPOSAL 2                          3,277,391.00   3,086,652.00   3,086,652.00   None       None            None   PASS
PROPOSAL 5A                         3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS
PROPOSAL 5B                         3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS
PROPOSAL 5C                         3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS
PROPOSAL 5D                         3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS
PROPOSAL 5E                         3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS
PROPOSAL 5F                         3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS
PROPOSAL 5G                         3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS
PROPOSAL 6A                         3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS
PROPOSAL 6C                         3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS
PROPOSAL 7                          3,277,391.00   3,086,652.00   3,084,912.00   None       None        1,740.00   PASS

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                              MATURITY   PRINCIPAL       VALUE
                    DESCRIPTION                       RATE      DATE       AMOUNT      (NOTE 2)
                    -----------                       -----   --------   ----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 72.6%
Fannie Mae, Series 1993-68..........................  6.250%  07/27/99   $  385,482   $   386,352
Fannie Mae, Series 1997-14 QA.......................  6.000%  11/21/98      382,964       382,027
Fannie Mae, Series 1997-227 G.......................  5.500%  10/25/00    1,000,000       995,419
Fannie Mae, Series 1998-19 BE.......................  6.500%  09/07/98      799,903       800,735
Fannie Mae, Series X-188A...........................  5.800%  10/04/99    1,971,399     1,969,544
Federal Farm Credit Bank Note.......................  5.940%  03/19/99    1,000,000     1,002,584
Federal Farm Credit Bank Note.......................  5.700%  05/04/00    1,500,000     1,512,476
Federal Farm Credit Bank Note.......................  6.100%  12/29/00    1,000,000     1,019,626
Federal Home Loan Bank..............................  5.650%  04/07/00    1,000,000     1,007,223
Federal Home Loan Bank Discount Note................  5.710%  10/01/98    2,000,000     2,000,267
Federal Home Loan Mortgage Corp., Pool 1625.........  5.500%  09/16/98      235,480       234,956
Federal Home Loan Mortgage Corp., Pool 1643.........  5.500%  12/05/99    2,000,000     1,993,866
Federal Home Loan Mortgage Corp., Pool 1645.........  5.500%  10/08/98      190,740       190,381
Federal Home Loan Mortgage Corp., Pool 2068.........  6.000%  12/20/00    1,500,000     1,504,919
Government National Mortgage Assoc. Series
 1995-5AA...........................................  7.000%  10/15/98      209,234       208,840
Housing & Urban Development Series 96-A.............  6.440%  08/01/99    2,500,000     2,517,150
Housing & Urban Development Series 96-A.............  6.590%  08/01/00    1,000,000     1,019,860
Student Loan Marketing Association..................  7.723%  01/25/99    1,000,000     1,008,733
Student Loan Marketing Association..................  5.890%  11/17/99    2,500,000     2,512,484
Student Loan Marketing Association..................  7.500%  03/08/00    2,000,000     2,068,706
Tennessee Valley Authority Note.....................  6.000%  11/01/00    1,000,000     1,010,000
                                                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
$25,236,812)........................................                                   25,346,148
                                                                                      -----------
U.S. TREASURY OBLIGATIONS -- 17.7%
U.S. Treasury Note..................................  5.625%  11/30/98    2,250,000     2,253,136
U.S. Treasury Note..................................  6.250%  03/31/99    2,000,000     2,013,087
U.S. Treasury Note..................................  6.375%  04/30/99    1,900,000     1,915,184
                                                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,154,805)...                                    6,181,407
                                                                                      -----------
ASSET-BACKED SECURITIES -- 2.9%
Chemical Credit Card Master Trust I, Series 1996-1,
 Class A (Cost $1,000,039)..........................  5.550%  09/15/03    1,000,000     1,003,380
                                                                                      -----------
COMMERCIAL PAPER -- 4.3%
Transamerica Finance (Cost $1,500,000)..............  5.870%  09/01/98    1,500,000     1,500,000
                                                                                      -----------
CORPORATE BONDS -- 2.0%
Worldcom, Inc. (Cost $701,100)......................  6.125%  08/15/01      700,000       703,500
                                                                                      -----------

---------------
See Notes to Financial Statements

                                                              MATURITY   PRINCIPAL       VALUE
                    DESCRIPTION                       RATE      DATE       AMOUNT      (NOTE 2)
                    -----------                       -----   --------   ----------   -----------
MEDIUM-TERM NOTES -- 2.9%
AT&T Corp. Series 4 (Cost $1,005,390)...............  6.410%  08/13/99   $1,000,000   $ 1,004,060
                                                                                      -----------

                                                                              SHARES
                                                                              ------
SHORT-TERM INVESTMENTS -- 2.5%
Temporary Investment -- FedFunds 5.36% (Cost
 $867,720)...........................................                          867,720       867,720
                                                                                         -----------
TOTAL INVESTMENTS -- 104.9% (COST $36,465,866)(a)....                                     36,606,215
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.9%)......                                     (1,717,500)
                                                                                         -----------
NET ASSETS -- 100.0%.................................                                    $34,888,715
                                                                                         ===========

---------------
Percentages indicated are based on net assets of $34,888,715.
(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $146,060
Unrealized depreciation.....................................    (5,711)
                                                              --------
Net unrealized appreciation.................................  $140,349
                                                              ========

---------------
See Notes to Financial Statements

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $36,465,866)....  $36,606,215
  Cash......................................................        1,115
  Interest Receivable.......................................      476,728
  Prepaid expenses..........................................       30,927
  Receivable for capital shares sold........................        8,314
                                                              -----------
Total Assets................................................   37,123,299
                                                              -----------
LIABILITIES:
  Dividends payable.........................................      154,470
  Payable for capital shares redeemed.......................        2,795
  Payable for securities purchased..........................    2,011,077
  Custodian and fund accounting fees payable................        5,735
  Transfer agent fees payable...............................       17,996
    Other accrued expenses..................................       42,511
                                                              -----------
Total Liabilities...........................................    2,234,584
                                                              -----------
NET ASSETS..................................................  $34,888,715
                                                              ===========
Shares Outstanding ( $0.001 par value, 200 million shares
  authorized):..............................................    3,468,786
                                                              ===========
NET ASSET VALUE
  Net Asset Value and Redemption price per share............  $     10.06
                                                              ===========
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     3,469
  Additional paid-in capital................................   34,718,111
  Undistributed net investment income.......................        4,749
  Accumulated net realized gains on investment
    transactions............................................       22,037
  Net unrealized appreciation on investments................      140,349
                                                              -----------
NET ASSETS, AUGUST 31, 1998.................................  $34,888,715
                                                              ===========

---------------
See Notes to Financial Statements

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..................................................  $ 1,042,145
                                                              -----------
Expenses:
  Investment advisory fees..................................       45,592
  Administration fees.......................................       36,474
  Shareholder service fees..................................       45,592
  Custodian and fund accounting fees........................       22,440
  Printing fee..............................................       15,843
  Audit fees................................................       12,243
  Legal fees................................................          685
  Other expenses............................................        4,980
                                                              -----------
    Total Expenses..........................................      183,849
Less: Fee waivers and expense reimbursements................     (138,403)
                                                              -----------
Total Net Expenses..........................................       45,446
                                                              -----------
NET INVESTMENT INCOME.......................................      996,699
                                                              -----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions.............       22,036
  Net change in unrealized appreciation on investments......      100,330
                                                              -----------
  Net realized/unrealized gains on investments..............      122,366
                                                              -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $ 1,119,065
                                                              ===========

---------------
See Notes to Financial Statements

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     YEAR ENDED
                                                           1998       FEBRUARY 28,
                                                        (UNAUDITED)       1998
                                                        -----------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............................  $  996,699    $  1,417,224
  Net realized gains on investment transactions.......      22,036          29,888
  Net change in unrealized appreciation on
    investments.......................................     100,330          48,973
                                                        -----------   ------------
Change in net assets resulting from operations........   1,119,065       1,496,085
                                                        -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................    (996,699)     (1,417,224)
  Net realized gains on investment transactions.......     (11,038)        (12,533)
                                                        -----------   ------------
Change in net assets from shareholder distributions...  (1,007,737)     (1,429,757)
                                                        -----------   ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.........................  10,186,859      27,125,076
  Dividends reinvested................................      81,403           7,986
  Cost of shares redeemed.............................  (8,176,119)    (10,055,621)
                                                        -----------   ------------
Change in net assets from capital share
  transactions........................................   2,092,143      17,077,441
                                                        -----------   ------------
Change in net assets..................................   2,203,471      17,143,769
NET ASSETS
  Beginning of Period.................................  32,685,244      15,541,475
                                                        -----------   ------------
  End of Period (Including undistributed net
    investment income of $4,749 and $4,749,
    respectively).....................................  $34,888,715   $ 32,685,244
                                                        ===========   ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Short-Term Government Fund (the "Fund"). The Fund commenced operations on August 2, 1996. The Fund offers A Shares only.

The investment objectives of the Funds are as follows:

    The Fund seeks to provide investors with high current income, consistent with relative stability of principal.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Fund's investment adviser. On September 15, 1997, Bank of America assumed the responsibility of administrator for the Fund pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica, continues to serve the Funds on substantially identical terms as described in Note 3.

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Fund, including, but not limited to, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Fund's prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and divi-dend and distribution calculation services for the Fund. The Fund bears all fees and expenses charged by PFPC for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI"), serves as principal underwriter and distributor of shares of the Fund. PFPC serves as the Fund's transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Fund values portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The Fund may also use an independent pricing service, approved by the Board of Directors, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Fund records security transactions on trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized by the Fund on a straight line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Fund's net investment income is declared daily and paid monthly as a dividend to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Fund can be offset by capital loss carryovers of the Fund, such gains will not be distributed. Dividends and distributions are recorded by the Fund on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1998, the following reclassifications in the Fund's Statement of Assets and Liabilities have been made to increase (decrease) such accounts primarily due to paydown adjustments for tax purposes:

                       ACCUMULATED UNDISTRIBUTED    ACCUMULATED NET REALIZED
                         NET INVESTMENT INCOME        GAIN ON INVESTMENTS
                       -------------------------    ------------------------
                              $4,749                         ($4,749)

FEDERAL INCOME TAXES:

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Fund has an Investment Advisory and Administration Agreement with Bank of America. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Fund, which is accrued daily and payable monthly, at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended August 31, 1998, Bank of America agreed to waive $45,592 of its advisory fees for the Fund. Pursuant to the terms of the Administration Agreement, Bank of America is entitled to a fee from the Fund, which is accrued daily and payable monthly, at an annual rate of 0.20% of the Fund's average daily net assets. For the six months ended August 31, 1998, the Bank of America waived $36,474 of their administration fee for the Fund. During the same period, Bank of America reimbursed $10,745 in operating expenses of the fund.

    For the six months ended August 31, 1998, PDI advised the Fund that it retained no commissions on sales of the Fund's shares. For the same period, Bank of America and its affiliates advised the Fund that they retained no commissions on sales of the Fund's shares.

    The Fund has a Shareholder Services Plan (the "Plan") under which PDI incurred shareholder servicing expenses in connection with A Shares of the Fund. Under the Plan, payments by the Fund for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets. For the six months ended August 31, 1998, shareholder service fees incurred pursuant to the Plan totaled $45,592. The Plan provides that if, in any month, the fees paid to PDI are less than the costs incurred by the PDI, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred. PDI waived the shareholder servicing fees of $45,592 during the six months ended August 31, 1998.

    For the six months ended August 31, 1998, PFPC earned $525 from the Fund for transfer agency and dividend disbursing agency services performed.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Company. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $60,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $40,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A director will receive an additional 10% of their annual Director's retainer for each year of service between six and nine, plus one half of the difference between 100% and the director's applicable percentage. A Director who dies or resigns after ten years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director after February 28, 1994; however a director in office on March 18, 1998 who either resigns in good standing or dies before completing five years of service as a director should be assigned an Applicable Percentage of 50 percent. Aggregate costs pursuant to the Retirement Plan amounted to $231 for the Fund, for the six months ended August 31, 1998. A director who comes into office after March 18, 1998 is eligible to participate in the Retirement Plan.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1998, the cost of purchases and the proceeds from sales of Fund securities (excluding short-term investments) amounted to $13,789,814 and $4,586,778, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Fund are summarized below:

                                SIX MONTHS ENDED
                                AUGUST 31, 1998                 YEAR ENDED
                                  (UNAUDITED)               FEBRUARY 28, 1998
                           --------------------------   --------------------------
                             SHARES         AMOUNT        SHARES         AMOUNT
                           -----------   ------------   -----------   ------------
A SHARES
  Issued.................    1,015,269   $ 10,186,859     2,709,051   $ 27,125,076
  Reinvested.............        8,111         81,403           797          7,986
  Redeemed...............     (814,513)    (8,176,119)   (1,003,872)   (10,055,621)
                           -----------   ------------   -----------   ------------
Net increase.............      208,867   $  2,092,143     1,705,976   $ 17,077,441
                           ===========   ============   ===========   ============

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                       SIX MONTHS ENDED
                                          AUGUST 31,       YEAR ENDED    PERIOD ENDED
                                             1998         FEBRUARY 28,   FEBRUARY 28,
                                         (UNAUDITED)          1998         1997(a)
                                       ----------------   ------------   ------------
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD..........................       $10.03           $10.00         $10.00
                                            ------           ------         ------
Income from Investment Operations:
  Net investment income..............         0.28             0.55           0.32
  Net realized gains on investment
    transactions.....................         0.03             0.03           0.01
                                            ------           ------         ------
Total income from investment
  operations.........................         0.31             0.58           0.33
                                            ------           ------         ------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income................        (0.28)           (0.55)         (0.32)
  Distributions to shareholders from
    net realized gains on investment
    transactions.....................           --(d)            --(d)       (0.01)
                                            ------           ------         ------
Total Dividends and Distributions....        (0.28)           (0.55)         (0.33)
                                            ------           ------         ------
Net change in net asset value per
  share..............................         0.03             0.03             --
                                            ------           ------         ------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.............................       $10.06           $10.03         $10.00
                                            ======           ======         ======
Total return.........................         3.10%(c)         5.99%          3.33%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions).......................       $   35           $   33         $   16
  Ratio of expenses to average net
    assets...........................         0.25%(b)         0.25%          0.11%(b)
  Ratio of net investment income to
    average net assets...............         5.46%(b)         5.49%          5.53%(b)
  Ratio of expenses to average net
    assets*..........................         1.01%(b)         1.15%          3.15%(b)
  Ratio of net investment income to
    average net assets*..............         4.70%(b)         4.59%          2.49%(b)
  Portfolio turnover rate............           14%              82%            81%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as shown.

(a) Period from August 2, 1996 (inception date of fund) to February 28, 1997.

(b) Annualized.

(c)  Not annualized.

(d) Amount represents less than a penny per share.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                        1230 Columbia Street, Suite 500
                              San Diego, CA 92101

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

    [ ] International Equity Fund    [ ] Intermediate Bond Fund
    [ ] Aggressive Growth Fund       [ ] U.S. Government Securities Fund
    [ ] Blue Chip Fund               [ ] Short-Term Government Fund
    [ ] Capital Income Fund          [ ] National Municipal Bond Fund
    [ ] Asset Allocation Fund        [ ] California Municipal Bond Fund
    [ ] Flexible Income Fund
                               Money Market Funds
    [ ] Prime Fund                   [ ] Treasury Only Fund
    [ ] Treasury Fund                [ ] Tax-Exempt Money Fund
    [ ] Government Fund              [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Secaucus, NJ
                                 Permit No. 237

                               [PAC HORIZON LOGO]

                    Provident Distributor, Inc., Distributor
PHF-5003 8/98